Registration Nos. 033-38791/811-6275

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   /X/

 Post-Effective Amendment No. 24     /X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

 Amendment No. 25      /X/

T. ROWE PRICE BALANCED FUND, INC.

Exact Name of Registrant as Specified in Charter

100 East Pratt Street, Baltimore, Maryland 21202
Address of Principal Executive Offices

410-345-2000
Registrant’s Telephone Number, Including Area Code

David Oestreicher

100 East Pratt Street, Baltimore, Maryland 21202
Name and Address of Agent for Service

Approximate Date of Proposed Public Offering May 1, 2012

 It is proposed that this filing will become effective (check appropriate box):

// Immediately upon filing pursuant to paragraph (b)

/X/ On May 1, 2012 pursuant to paragraph (b)

// 60 days after filing pursuant to paragraph (a)(1)

// On (date) pursuant to paragraph (a)(1)

// 75 days after filing pursuant to paragraph (a)(2)

// On (date) pursuant to paragraph (a)(2) of Rule 485

 If appropriate, check the following box:

// This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS
RPBAX

May 1, 2012

T. Rowe Price Balanced Fund

A fund seeking capital growth and current income from a portfolio of stocks and bonds.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

1	Summary

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the Federal Deposit Insurance Corporation, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

Balanced Fund 1
2	Information About Accounts in T. Rowe Price Funds
Pricing Shares and Receiving Sale Proceeds 7 Useful Information on Distributions and Taxes 12 Transaction Procedures and Special Requirements 18 Account Service Fee 22
3	More About the Fund
Organization and Management 24 More Information About the Fund and Its Investment Risks 26 Investment Policies and Practices 30 Disclosure of Fund Portfolio Information 42 Financial Highlights 42
4	Investing With T. Rowe Price

Account Requirements and Transaction Information 44

Opening a New Account 45

Purchasing Additional Shares 48

Exchanging and Redeeming Shares 49

Rights Reserved by the Funds 51

Information About Your Services 52

T. Rowe Price Brokerage 54

Investment Information 54

T. Rowe Price Privacy Policy 56

SUMMARY

Investment Objective

The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed income securities.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Fees and Expenses of the Fund

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	NONE

Maximum deferred sales charge (load)	NONE

Redemption fee	NONE

Maximum account fee	$20[a]
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.45%

Distribution and service (12b-1) fees	0.00%

Other expenses	0.21%

Acquired fund fees and expenses	0.03%

Total annual fund operating expenses	0.69%

Fee waiver/expense reimbursement	0.03%[b]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.66%[c]

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b T. Rowe Price Associates, Inc. is required to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset any acquired fund fees and expenses related to investments in other T. Rowe Price mutual funds. The amount of the waiver will vary each fiscal year in proportion to the amount invested in other T. Rowe Price mutual funds. The T. Rowe Price funds would be required to seek regulatory approval in order to terminate this arrangement.

c The figure shown under “Total annual fund operating expenses after fee waiver/expense reimbursement” does not match the “Ratio of expenses to average net assets” shown in the Financial Highlights table, as that figure does not include acquired fund fees and expenses.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

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Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$67	$211	$368	$822

Portfolio Turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 57.9% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies The fund normally invests approximately 65% of its total assets in U.S. and foreign common stocks and 35% in fixed income securities. The fund will invest at least 25% of total assets in fixed income senior securities.

When deciding upon overall allocations between stocks and fixed income securities, the portfolio manager may favor fixed income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. When strong economic growth is expected, the manager may favor stocks.

When selecting particular stocks, the manager will examine relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, small- to large-cap stocks, and stocks of companies involved in activities related to commodities and other real assets. Domestic stocks are drawn from the overall U.S. market and international stocks are selected primarily from large companies in developed countries, although stocks in emerging markets may also be purchased. This process draws heavily upon T. Rowe Price’s proprietary stock research expertise. While the fund maintains a well-diversified portfolio, its manager may at a particular time shift stock selection toward markets or market sectors that appear to offer attractive value and appreciation potential.

Much the same security selection process applies to bonds. For example, when deciding whether to adjust allocations among high yield “junk” bonds, international bonds, and emerging markets bonds, the manager will weigh such factors as the outlook for the economy and corporate earnings, currency valuations, and the yield advantage that lower-rated bonds may offer over investment-grade bonds. The fund will invest in bonds which may include foreign issues that are primarily investment grade (i.e, assigned one of the four highest credit ratings) and are chosen from across the entire government, corporate, and asset- and mortgage-backed bond markets. Maturities will reflect the manager’s outlook for interest rates.

The fund may invest up to 35% of its total assets in foreign securities.

Summary	3

In pursuing its investment objective, the fund has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that the fund’s management believes will provide an opportunity for substantial appreciation. These situations might arise when the fund’s management believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

Securities may be sold for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.

Principal Risks As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s overall allocations to stocks and bonds, and the allocations to the various asset classes and market sectors within those broad categories, could cause the fund to underperform other funds with a similar investment objective.

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Small- and medium-sized companies often have less experienced management, more limited financial resources, and less publicly available information than larger companies. Stocks of smaller companies may have limited trading markets and tend to be more sensitive to changes in overall economic conditions. To the extent the fund invests in companies that derive their profits from commodities and other real assets, it is subject to the risk that periods of low inflation will lessen relative returns and cause the fund to underperform other comparable stock funds.

Risks of bond investing Bonds have three main sources of risk. Interest rate risk is the risk that a rise in interest rates will cause the price of a debt security held by the fund to fall. Securities with longer maturities typically suffer greater declines than those with shorter maturities. Mortgage-backed securities can react somewhat differently to interest rate changes because falling rates can cause losses of principal due to increased mortgage prepayments and rising rates can lead to decreased prepayments and greater volatility. Credit risk is the risk that an issuer of a debt security will default (fail to make scheduled interest or principal payments), potentially reducing the fund’s income level and share price. This risk is increased when a security is downgraded or the perceived creditworthiness of the issuer deteriorates. Liquidity

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risk is the risk that the fund may not be able to sell a holding in a timely manner or at a desired price.

While the fund’s bond investments are expected to primarily be investment-grade, the fund may invest in bonds that are rated below investment-grade, also known as high yield or “junk” bonds, including those with the lowest credit rating. High yield bond issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. Accordingly, the securities they issue carry a higher risk of default and should be considered speculative. The fund’s exposure to credit risk, in particular, is increased to the extent it invests in high yield bonds.

Foreign investing risk This is the risk that the fund’s investments in foreign securities may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. These risks are heightened for a fund’s investments in emerging markets.

Performance The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income

Summary	5

tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns
	Periods ended
	December 31, 2011
	1 Year	5 Years	10 Years
Balanced Fund
Returns before taxes	0.90%	2.24%	5.11%
Returns after taxes on distributions	0.27	1.26	4.12
Returns after taxes on distributions
and sale of fund shares	0.93	1.56	4.03
Morningstar Moderate Target Risk	0.53	3.07	6.00
Combined Index Portfolio[a]	2.06	1.96	4.40
Lipper Balanced Funds Index	0.74	1.80	4.13

a Combined Index Portfolio is an unmanaged portfolio composed of 50% domestic stocks (S&P 500 Index), 40% bonds (Barclays Capital U.S. Aggregate Bond Index), and 10% international stocks (MSCI EAFE Index) through 4/30/08. From 5/1/08 through 12/31/11, the portfolio was composed of 48.1%-52% domestic stocks (S&P 500 Index), 35% bonds (Barclays Capital U.S. Aggregate Index), and 13%-16.9% international stocks (MSCI EAFE Index). The indices and percentages may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

Management

Investment Adviser T. Rowe Price Associates, Inc. (T. Rowe Price)

Portfolio Manager	Title	Managed Fund Since	Joined Investment Adviser
Charles M. Shriver	Chairman of Investment Advisory Committee	2011	1999

Purchase and Sale of Fund Shares

The fund’s investment minimums generally are as follows (if you hold shares through a financial intermediary, the intermediary may impose different investment minimums):

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Type of Account	Minimum initial purchase	Minimum subsequent purchase
Individual retirement accounts, small business retirement plan accounts, and Uniform Gifts to Minors Act or Uniform Transfers to Minors Act accounts	$1,000	$100

All other accounts	2,500	100

You may purchase, redeem, or exchange shares of the fund on any day the New York Stock Exchange is open for business by accessing your account online at troweprice.com, by calling 1-800-225-5132, or by written request. If you hold shares through a financial intermediary, you must purchase, redeem, and exchange shares through your intermediary.

Tax Information

Any dividends are declared and paid quarterly in March, June, September, and December. Any capital gains are declared and paid annually, usually in December. Distributions by the fund, whether or not you reinvest these amounts in additional fund shares, may be taxed as ordinary income or capital gains unless you invest through a tax-deferred account. A redemption or exchange of fund shares may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary, the fund and its related companies may pay the intermediary for the performance of administrative services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information on these payments.

Information About Accounts in T. Rowe Price Funds	2

As a T. Rowe Price shareholder, you will want to know about the following policies and procedures that apply to the T. Rowe Price family of funds.

PRICING SHARES AND RECEIVING SALE PROCEEDS

How and When Shares Are Priced

The share price, also called the “net asset value,” for the funds is calculated at the close of the New York Stock Exchange (normally 4 p.m. ET) each day that the exchange is open for business. To calculate the net asset value, the fund’s assets are valued and totaled; liabilities are subtracted; and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price portfolio holdings for which market quotations are readily available. Market values represent the prices at which securities actually trade or evaluations based on the judgment of the fund’s pricing services. If a market value for a security is not available or normal valuation procedures are deemed to be inappropriate, the fund will make a good faith effort to assign a fair value to the security by taking into account various factors that have been approved by the fund’s Board of Directors/Trustees. This value may differ from the value the fund receives upon sale of the securities. Amortized cost is used to price securities held by money funds and certain other debt securities held by a fund. Investments in other mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices at 4 p.m. ET except under the circumstances described below. Most foreign markets close before 4 p.m. ET. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. ET. If a fund determines that developments between the close of a foreign market and the close of the New York Stock Exchange will, in its judgment, materially affect the value of some or all of the fund’s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value certain securities or a group of securities in other situations—for example, when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value

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process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices. The fund also evaluates a variety of factors when assigning fair values to private placements and other restricted securities. Other mutual funds may adjust the prices of their securities by different amounts.

The various ways you can buy, sell, and exchange shares are explained at the end of this prospectus and on the New Account form. These procedures may differ for institutional and employer-sponsored retirement accounts or if you hold your account through an intermediary.

How Your Purchase, Sale, or Exchange Price Is Determined

If your request is received by T. Rowe Price in correct form by the close of the New York Stock Exchange (normally 4 p.m. ET), your transaction will be priced at that business day’s net asset value. If your request is received by T. Rowe Price after the close of the New York Stock Exchange, your transaction will be priced at the next business day’s net asset value.

The funds generally do not accept orders that request a particular day or price for a transaction or any other special conditions.

Fund shares may be purchased through various third-party intermediaries, including banks, brokers, and investment advisers. Where authorized by a fund, orders will be priced at the net asset value next computed after receipt by the intermediary. Contact your intermediary for trade deadlines and the applicable policies for purchasing, selling, or exchanging your shares, as well as initial and subsequent investment minimums. The intermediary may charge a fee for its services.

When authorized by the fund, certain financial institutions or retirement plans purchasing fund shares on behalf of customers or plan participants through Financial Institution Services or Retirement Plan Services may place a purchase order unaccompanied by payment. Payment for these shares must be received by the time designated by the fund (not to exceed the period established for settlement under applicable regulations). If payment is not received by this time, the order may be canceled. The financial institution or retirement plan is responsible for any costs or losses incurred by the fund or T. Rowe Price if payment is delayed or not received.

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET. In the event of an emergency closing, a fund’s shareholders will receive the next share price calculated by the fund. There may be times when you are unable to contact us by telephone or access your account online due to extreme market activity, the unavailability of the T. Rowe Price website, or other circumstances. Should this occur, your order must still be placed and accepted by T. Rowe Price prior to the time the New York Stock Exchange closes to be priced at that business day’s net asset value. Under certain conditions, a money

Information About Accounts in T. Rowe Price Funds	9

fund may accept and process purchase and redemption orders beyond the close of the New York Stock Exchange on days that the New York Stock Exchange closes early and does not reopen, and may accept orders on a business day that the New York Stock Exchange is unexpectedly closed.

How You Can Receive the Proceeds From a Sale

When filling out the New Account form, you may wish to give yourself the widest range of options for receiving proceeds from a sale.

If your request is received in correct form by T. Rowe Price on a business day prior to the close of the New York Stock Exchange, proceeds are usually sent on the next business day. Proceeds can be mailed to you by check or sent electronically to your bank account by Automated Clearing House transfer or bank wire. Automated Clearing House is an automated method of initiating payments from, and receiving payments in, your financial institution account. Proceeds sent by Automated Clearing House transfer are usually credited to your account the second business day after the sale. Proceeds sent by bank wire are usually credited to your account the next business day after the sale, but your financial institution may charge an incoming wire fee.

Exception Under certain circumstances, and when deemed to be in a fund’s best interest, your proceeds may not be sent for up to seven calendar days after we receive your redemption request. Under certain limited circumstances, the Board of Directors/Trustees of a money fund may elect to suspend redemptions and postpone payment of redemption proceeds in order to facilitate an orderly liquidation of the money fund.

If for some reason we cannot accept your request to sell shares, we will contact you.

Contingent Redemption Fee

Short-term trading can disrupt a fund’s investment program and create additional costs for long-term shareholders. For these reasons, certain T. Rowe Price funds, listed in the following table, assess a fee on redemptions (including exchanges out of a fund), which reduces the proceeds from such redemptions by the amounts indicated:

T. Rowe Price Funds With Redemption Fees
Fund	Redemption fee	Holding period
Africa & Middle East	2%	90 days or less
Diversified Small-Cap Growth	1%	90 days or less
Emerging Europe	2%	90 days or less
Emerging Markets Bond	2%	90 days or less
Emerging Markets Local Currency Bond	2%	90 days or less
Emerging Markets Stock	2%	90 days or less

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T. Rowe Price Funds With Redemption Fees
Fund	Redemption fee	Holding period
Equity Index 500	0.5%	90 days or less
European Stock	2%	90 days or less
Extended Equity Market Index	0.5%	90 days or less
Floating Rate	2%	90 days or less
Global Infrastructure	2%	90 days or less
Global Large-Cap Stock	2%	90 days or less
Global Real Estate	2%	90 days or less
Global Stock	2%	90 days or less
High Yield	2%	90 days or less
International Bond	2%	90 days or less
International Discovery	2%	90 days or less
International Equity Index	2%	90 days or less
International Growth & Income	2%	90 days or less
International Stock	2%	90 days or less
Japan	2%	90 days or less
Latin America	2%	90 days or less
New Asia	2%	90 days or less
Overseas Stock	2%	90 days or less
Real Assets	2%	90 days or less
Real Estate	1%	90 days or less
Small-Cap Value	1%	90 days or less
Spectrum International	2%	90 days or less
Tax-Efficient Equity	1%	less than 365 days
Tax-Free High Yield	2%	90 days or less
Total Equity Market Index	0.5%	90 days or less
U.S. Bond Enhanced Index	0.5%	90 days or less

Redemption fees are paid to a fund to deter short-term trading, offset costs, and protect the fund’s long-term shareholders. Subject to the exceptions described on the following pages, all persons holding shares of a T. Rowe Price fund that imposes a redemption fee are subject to the fee, whether the person is holding shares directly with a T. Rowe Price fund; through a retirement plan for which T. Rowe Price serves as recordkeeper; or indirectly through an intermediary (such as a broker, bank, or investment adviser), recordkeeper for retirement plan participants, or other third party.

Information About Accounts in T. Rowe Price Funds	11

Computation of Holding Period

When an investor sells shares of a fund that assesses a redemption fee, T. Rowe Price will use the “first-in, first-out” method to determine the holding period for the shares sold. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. The day after the date of your purchase is considered Day 1 for purposes of computing the holding period. For a fund with a 365-day holding period, a redemption fee will be charged on shares sold before the end of the required holding period. For funds with a 90-day holding period, a redemption fee will be charged on shares sold on or before the end of the required holding period. For example, if you redeem your shares on or before the 90th day from the date of purchase, you will be assessed the redemption fee. If you purchase shares through an intermediary, consult your intermediary to determine how the holding period will be applied.

Transactions Not Subject to Redemption Fees

The T. Rowe Price funds will not assess a redemption fee with respect to certain transactions. As of the date of this prospectus, the following shares of T. Rowe Price funds will not be subject to redemption fees:

• Shares redeemed through an automated, systematic withdrawal plan;

• Shares redeemed through or used to establish certain rebalancing, asset allocation, wrap, and advisory programs, as well as non-T. Rowe Price fund-of-funds products, if approved in writing by T. Rowe Price;

• Shares purchased through the reinvestment of dividends or capital gain distributions;*

• Shares converted from one share class to another share class of the same fund;*

• Shares redeemed automatically by a fund to pay fund fees or shareholder account fees (e.g., for failure to meet account minimums);

• Shares purchased by rollover or changes of account registration within the same fund;*

• Shares redeemed to return an excess contribution from a retirement account;

• Shares of T. Rowe Price funds purchased by another T. Rowe Price fund and shares purchased by discretionary accounts managed by T. Rowe Price or one of its affiliates (please note that other shareholders of the investing T. Rowe Price fund are still subject to the policy);

• Shares that are redeemed in-kind;

• Shares transferred to T. Rowe Price or a third-party intermediary acting as a service provider when the age of the shares cannot be determined systematically;* and

• Shares redeemed in retirement plans or other products that restrict trading to no more frequently than once per quarter, if approved in writing by T. Rowe Price.

* Subsequent exchanges of these shares into funds that assess redemption fees will subject such shares to the fee.

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Redemption Fees on Shares Held in Retirement Plans

If shares are held in a retirement plan, redemption fees generally will be assessed on shares redeemed by exchange only if they were originally purchased by exchange. However, redemption fees may apply to transactions other than exchanges depending on how shares of the plan are held at T. Rowe Price or how the fees are applied by your plan’s recordkeeper. To determine which of your transactions are subject to redemption fees, you should contact T. Rowe Price or your plan recordkeeper.

Omnibus Accounts

If your shares are held through an intermediary in an omnibus account, T. Rowe Price relies on the intermediary to assess the redemption fee on underlying shareholder accounts. T. Rowe Price seeks to identify intermediaries establishing omnibus accounts and to enter into agreements requiring the intermediary to assess the redemption fees. There are no assurances that T. Rowe Price will be successful in identifying all intermediaries or that the intermediaries will properly assess the fees.

Certain intermediaries may not apply the exemptions previously listed to the redemption fee policy; all redemptions by persons trading through such intermediaries may be subject to the fee. Certain intermediaries may exempt transactions not listed from redemption fees, if approved by T. Rowe Price. Persons redeeming shares through an intermediary should check with their respective intermediary to determine which transactions are subject to the fees.

USEFUL INFORMATION ON DISTRIBUTIONS AND TAXES

Each fund intends to qualify to be treated each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. In order to qualify, a fund must satisfy certain income, diversification, and distribution requirements. A regulated investment company is not subject to U.S. federal income tax at the portfolio level on income and gains from investments that are distributed to shareholders. However, if a fund were to fail to qualify as a regulated investment company and was ineligible to or otherwise did not cure such failure, the result would be fund-level taxation and, consequently, a reduction in income available for distribution to the fund’s shareholders.

To the extent possible, all net investment income and realized capital gains are distributed to shareholders.

Dividends and Other Distributions

Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option. Reinvesting distributions results in compounding, which allows you to receive dividends and capital gain distributions on an increasing number of shares.

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Distributions not reinvested are paid by check or transmitted to your bank account via Automated Clearing House. If the U.S. Post Office cannot deliver your check, or if your check remains uncashed for six months, the fund reserves the right to reinvest your distribution check in your account at the net asset value on the day of the reinvestment and to reinvest all subsequent distributions in shares of the fund. Interest will not accrue on amounts represented by uncashed distributions or redemption checks.

The following table provides details on dividend payments:

Dividend Payment Schedule
Fund	Dividends
Money funds

• Purchases received by T. Rowe Price by noon ET via wire begin to earn dividends on that day. Other shares normally begin to earn dividends on the business day after payment is received by T. Rowe Price.

• Declared daily and paid on the first business day of each month.

Bond funds	• Shares normally begin to earn dividends on the business day after payment is received by T. Rowe Price. • Declared daily and paid on the first business day of each month.
These stock funds only: • Balanced • Dividend Growth • Equity Income • Equity Index 500 • Global Real Estate • Growth & Income • Personal Strategy Balanced • Personal Strategy Income • Real Estate	• Declared and paid quarterly, if any, in March, June, September, and December. • Must be a shareholder on the dividend record date.

Other stock funds	• Declared and paid annually, if any, generally in December. • Must be a shareholder on the dividend record date.

Retirement and Spectrum Funds:
• Retirement Income and Spectrum Income	• Shares normally begin to earn dividends on the business day after payment is received by T. Rowe Price. • Declared daily and paid on the first business day of each month.
• All others	• Declared and paid annually, if any, generally in December. • Must be a shareholder on the dividend record date.

Bond or money fund shares will earn dividends through the date of redemption. Shares redeemed on a Friday or prior to a holiday (other than wire redemptions for money funds received before noon ET) will continue to earn dividends until the next business day. Generally, if you redeem all of your bond or money fund shares at any

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time during the month, you will also receive all dividends earned through the date of redemption in the same check. When you redeem only a portion of your bond or money fund shares, all dividends accrued on those shares will be reinvested, or paid in cash, on the next dividend payment date. The funds do not pay dividends in fractional cents. Any dividend amount earned for a particular day on all shares held that is one-half of one cent or greater (for example, $0.016) will be rounded up to the next whole cent ($0.02), and any amount that is less than one-half of one cent (for example, $0.014) will be rounded down to the nearest whole cent ($0.01). Please note that if the dividend payable on all shares held is less than one-half of one cent for a particular day, no dividend will be earned for that day.

If you purchase and sell your shares through an intermediary, consult your intermediary to determine when your shares begin and stop accruing dividends; the information previously described may vary.

Capital Gain Payments

A capital gain or loss is the difference between the purchase and sale price of a security. If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.

Capital gain payments are not expected from money funds, which are managed to maintain a constant share price.

Tax Information

In most cases, you will be provided information for your tax filing needs no later than mid-February.

If you invest in the fund through a tax-deferred account, such as an individual retirement account, you will not be subject to tax on dividends and distributions from the fund or the sale of fund shares if those amounts remain in the tax-deferred account. You may receive a Form 1099-R or other Internal Revenue Service forms, as applicable, if any portion of the account is distributed to you.

If you invest in the fund through a taxable account, you generally will be subject to tax when:

• You sell fund shares, including an exchange from one fund to another.

• The fund makes dividend or capital gain distributions.

Additional information about the taxation of dividends for certain T. Rowe Price funds is listed below:

Tax-Free and Municipal Funds

• Regular monthly dividends (including those from the state-specific tax-free funds) are expected to be exempt from federal income taxes.

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Tax-Free and Municipal Funds

• Exemption is not guaranteed, since the fund has the right under certain conditions to invest in nonexempt securities.

• A fund may hold Build America Bonds, which were created by the American Recovery and Reinvestment Act of 2009, as well as other qualified tax credit bonds. Investments in these bonds will result in taxable interest income, although the federal income tax on such interest income may be fully or partially offset by the specified tax credits that are available to the bondholders. A fund may elect to pass through to the shareholders taxable interest income and any corresponding tax credits. Any available tax credits—which are also included in federal taxable income—generally can be used to offset federal regular income tax and alternative minimum tax, but those tax credits generally are not refundable.

• Tax-exempt dividends paid to Social Security recipients may increase the portion of benefits that is subject to tax.

• For state-specific funds, the monthly dividends you receive are expected to be exempt from state and local income tax of that particular state. For other funds, a small portion of your income dividend may be exempt from state and local income taxes.

• If a fund invests in certain “private activity” bonds that are not exempt from the alternative minimum tax, shareholders who are subject to the alternative minimum tax must include income generated by those bonds in their alternative minimum tax calculation. Private activity bonds issued in 2009 and 2010, and refunding bonds issued in 2009 and 2010 to refund private activity bonds that were issued from the beginning of 2004 to the end of 2008, are exempt from the alternative minimum tax. The portion of a fund’s income dividend that should be included in your alternative minimum tax calculation, if any, will be reported to you in January on Form 1099-INT.

For individual shareholders, a portion of ordinary dividends representing “qualified dividend income” received by the fund may be subject to tax at the lower rate applicable to long-term capital gains, rather than ordinary income. You may report it as “qualified dividend income” in computing your taxes, provided you have held the fund shares on which the dividend was paid for more than 60 days during the
121-day period beginning 60 days before the ex-dividend date. Ordinary dividends that do not qualify for this lower rate are generally taxable at the investor’s marginal income tax rate. This includes the portion of ordinary dividends derived from interest, short-term capital gains, distributions from nonqualified foreign corporations, and dividends received by the fund from stocks that were on loan. Little, if any, of the ordinary dividends paid by the Global Real Estate Fund, Real Estate Fund, or the bond and money funds is expected to qualify for this lower rate.

For corporate shareholders, a portion of ordinary dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the fund’s income consists of dividends paid by U.S. corporations. Little, if any, of the ordinary dividends paid by the international funds or the bond and money funds is expected to qualify for this deduction.

Beginning in 2013, a 3.8% Medicare contribution tax will be imposed on net investment income, including interest, dividends, and capital gains, of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly) and of estates and trusts.

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Taxes on Fund Redemptions

When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is also a sale for tax purposes.

We will make available to you Form 1099-B, if applicable, no later than mid-February, indicating the date and amount of each sale you made in the fund during the prior year. This information will also be reported to the Internal Revenue Service. For most new accounts or those opened by exchange in 1984 or later, we will provide you with the gain or loss on the shares you sold during the year based on the average cost single category method. You may calculate the cost basis using other methods acceptable to the Internal Revenue Service, such as specific identification.

For mutual fund shares acquired after 2011, new tax regulations require us to report the cost basis information to you and the Internal Revenue Service on
Form 1099-B using a cost basis method selected by you or, in the absence of such selected method, our default method if you acquire your shares directly from us. Our default method is average cost. If you acquire your fund shares through an intermediary after 2011, you should check with your intermediary regarding the applicable cost basis method. You should, however, note that the cost basis information reported to you may not always be the same as what you should report on your tax return because the rules applicable to the determination of cost basis on Form 1099-B may be different from the rules applicable to the determination of cost basis for reporting on your tax return. Therefore, you should save your transaction records to make sure the information reported on your tax return is accurate. To help you maintain accurate records, we will make available to you a confirmation promptly following each transaction you make (except for systematic purchases and systematic redemptions) and a year-end statement detailing all of your transactions in each fund account during the year.

Taxes on Fund Distributions

We will make available to you, as applicable, no later than mid-February, a Form 1099-DIV, Form 1099-INT, or other Internal Revenue Service forms, as required, indicating the tax status of any income dividends, dividends exempt from federal income taxes, and capital gain distributions made to you. This information will be reported to the Internal Revenue Service. Taxable distributions are generally taxable to you in the year in which they are paid. Your bond or money fund dividends for each calendar year will include dividends accrued up to the first business day of the next calendar year. You will be sent any additional information you need to determine your taxes on fund distributions, such as the portion of your dividends, if any, that may be exempt from state and local income taxes. Dividends from tax-free funds are generally expected to be tax-exempt.

The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held the shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as

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ordinary income, and gains on securities held for more than one year are taxed at the lower rates applicable to long-term capital gains. If you realized a loss on the sale or exchange of fund shares that you held for six months or less, your short-term capital loss must be reclassified as a long-term capital loss to the extent of any long-term capital gain distributions received during the period you held the shares. If you realized a loss on the sale or exchange of fund shares held for six months or less, your capital loss is reduced by the tax-exempt dividends, if any, received on those shares. This reduction, however, does not apply to fund shares acquired after December 22, 2010, if the fund declares tax-exempt dividends on a daily basis in an amount equal to at least 90% of its net tax-exempt interest and distributes such dividends at least monthly. For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and the foreign currency portion of gains on debt securities are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital.

If the fund qualifies and elects to pass through nonrefundable foreign income taxes paid to foreign governments during the year, your portion of such taxes will be reported to you as taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for those amounts. There can be no assurance that a fund will meet the requirements to pass through foreign income taxes paid.

Taxable distributions are subject to tax whether reinvested in additional shares or received in cash.

If a fund holds Build America Bonds or other qualified tax credit bonds and elects to pass through the corresponding interest income and any available tax credits, you will need to report both the interest income and any such tax credits as taxable income. You may be able to claim the tax credits on your federal tax return as an offset to your income tax (including alternative minimum tax) liability, but the tax credits generally are not refundable. There is no assurance, however, that a fund will elect to pass through the income and credits.

The following table provides additional details on distributions for certain funds:

Taxes on Fund Distributions
Tax-Free and Municipal Funds

• Gains realized on the sale of market discount bonds with maturities beyond one year may be treated as ordinary income and cannot be offset by other capital losses.

• Payments received or gains realized on certain derivative transactions may result in taxable ordinary income or capital gain.

• To the extent the fund makes such investments, the likelihood of a taxable distribution will be increased.

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Taxes on Fund Distributions
Inflation Protected Bond Fund

• Inflation adjustments on Treasury inflation protected securities that exceed deflation adjustments for the year will be distributed as a short-term capital gain resulting in ordinary income.

• In computing the distribution amount, the fund cannot reduce inflation adjustments by short- or long-term capital losses from the sales of securities.

• Net deflation adjustments for a year may result in all or a portion of dividends paid earlier in the year being treated as a return of capital.

Retirement and Spectrum Funds
• Distributions by the underlying funds and changes in asset allocations may result in taxable distributions of ordinary income or capital gains.

Tax Consequences of Hedging

Entering into certain options, futures, swaps, and forward foreign exchange contracts and transactions may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in a fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.

Tax Effect of Buying Shares Before an Income Dividend or Capital Gain Distribution

If you buy shares shortly before or on the record date—the date that establishes you as the person to receive the upcoming distribution—you may receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund’s record date before investing. In addition, a fund’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.

TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

Following these procedures helps assure timely and accurate transactions.

Purchase Conditions

Nonpayment If you pay with a check or Automated Clearing House transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the fund or transfer agent, and the fund can redeem shares you own in this or another identically registered T. Rowe Price account as reimbursement. The funds and their agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

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U.S. Dollars All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.

Sale (Redemption) Conditions

Holds on Immediate Redemptions: 10-Day Hold If you sell shares that you just purchased and paid for by check or Automated Clearing House transfer, the fund will process your redemption but generally will delay sending you the proceeds for up to 10 calendar days to allow the check or transfer to clear. If, during the clearing period, we receive a check drawn against your newly purchased shares, it will be returned marked “uncollected.” (The 10-day hold does not apply to purchases paid for by bank wire or automatic purchases through your paycheck.)

Telephone and Online Account Transactions You may access your account and conduct transactions using the telephone or the T. Rowe Price website. The T. Rowe Price funds and their agents use reasonable procedures to verify the identity of the shareholder. If these procedures are followed, the funds and their agents are not liable for any losses that may occur from acting on unauthorized instructions. A confirmation is sent promptly after a transaction. Please review it carefully and contact T. Rowe Price immediately about any transaction you believe to be unauthorized. Telephone conversations are recorded.

Large Redemptions Large redemptions can adversely affect a portfolio manager’s ability to implement a fund’s investment strategy by causing the premature sale of securities that would otherwise be held longer. Therefore, the fund reserves the right (without prior notice) to pay all or part of redemption proceeds with securities from the fund’s portfolio rather than in cash (“redemption in-kind”). If this occurs, the securities will be selected by the fund in its absolute discretion, and the redeeming shareholder or account will be responsible for disposing of the securities and bearing any associated costs.

Excessive and Short-Term Trading Policy

Excessive transactions and short-term trading can be harmful to fund shareholders in various ways, such as disrupting a fund’s portfolio management strategies, increasing a fund’s trading costs, and negatively affecting its performance. Short-term traders in funds that invest in foreign securities may seek to take advantage of developments overseas that could lead to an anticipated difference between the price of the funds’ shares and price movements in foreign markets. While there is no assurance that T. Rowe Price can prevent all excessive and short-term trading, the Boards of Directors/Trustees of the T. Rowe Price funds have adopted the following trading limits that are designed to deter such activity and protect the funds’ shareholders. The funds may revise their trading limits and procedures at any time as the Boards of Directors/Trustees deem necessary or appropriate to better detect short-term trading that may adversely affect the funds, to comply with applicable regulatory requirements, or to impose additional or alternative restrictions.

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Subject to certain exceptions, each T. Rowe Price fund restricts a shareholder’s purchases (including through exchanges) into a fund account for a period of 30 calendar days after the shareholder has redeemed or exchanged out of that same fund account (the “30-Day Purchase Block”). The calendar day after the date of redemption is considered Day 1 for purposes of computing the period before another purchase may be made.

General Exceptions As of the date of this prospectus, the following types of transactions generally are not subject to the 30-Day Purchase Block:

• Shares purchased or redeemed in money funds;

• Shares purchased or redeemed through a systematic purchase or withdrawal plan;

• Checkwriting redemptions from bond and money funds;

• Shares purchased through the reinvestment of dividends or capital gain distributions;

• Shares redeemed by the fund to pay fund fees or shareholder account fees;

• Transfers and changes of account registration within the same fund;

• Shares purchased by asset transfer or direct rollover;

• Shares purchased or redeemed through IRA conversions and recharacterizations;

• Shares redeemed to return an excess contribution from a retirement account;

• Transactions in Section 529 college savings plans;

• Shares converted from one share class to another share class in the same fund; and

• Shares of T. Rowe Price funds that are purchased by another T. Rowe Price fund, including shares purchased by T. Rowe Price fund-of-funds products, and shares purchased by discretionary accounts managed by T. Rowe Price or one of its affiliates (please note that shareholders of the investing T. Rowe Price fund are still subject to the policy).

Transactions in certain rebalancing, asset allocation, wrap programs, and other advisory programs, as well as non-T. Rowe Price fund-of-funds products, may also be exempt from the 30-Day Purchase Block, subject to prior written approval by T. Rowe Price.

In addition to restricting transactions in accordance with the 30-Day Purchase Block, T. Rowe Price may, in its discretion, reject (or instruct an intermediary to reject) any purchase or exchange into a fund from a person (which includes individuals and entities) whose trading activity could disrupt the management of the fund or dilute the value of the fund’s shares, including trading by persons acting collectively (e.g., following the advice of a newsletter). Such persons may be barred, without prior notice, from further purchases of T. Rowe Price funds for a period longer than 30 calendar days or permanently.

Intermediary Accounts Intermediaries may maintain their underlying accounts directly with the fund, although they often establish an omnibus account (one account with the fund that represents multiple underlying shareholder accounts) on behalf of their customers. When intermediaries establish omnibus accounts in the

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T. Rowe Price funds, T. Rowe Price is not able to monitor the trading activity of the underlying shareholders. However, T. Rowe Price monitors aggregate trading activity at the intermediary (omnibus account) level in an attempt to identify activity that indicates potential excessive or short-term trading. If it detects suspicious trading activity, T. Rowe Price contacts the intermediary and may request personal identifying information and transaction histories for some or all underlying shareholders (including plan participants, if applicable). If T. Rowe Price believes that excessive or short-term trading has occurred, it will instruct the intermediary to impose restrictions to discourage such practices and take appropriate action with respect to the underlying shareholder, including restricting purchases for 30 calendar days or longer. There is no assurance that T. Rowe Price will be able to properly enforce its excessive trading policies for omnibus accounts. Because T. Rowe Price generally relies on intermediaries to provide information and impose restrictions for omnibus accounts, its ability to monitor and deter excessive trading will be dependent upon the intermediaries’ timely performance of their responsibilities.

T. Rowe Price may allow an intermediary or other third party to maintain restrictions on trading in the T. Rowe Price funds that differ from the 30-Day Purchase Block. An alternative excessive trading policy would be acceptable to T. Rowe Price if it believes that the policy would provide sufficient protection to the T. Rowe Price funds and their shareholders that is consistent with the excessive trading policy adopted by the funds’ Boards of Directors/Trustees.

If you invest in T. Rowe Price funds through an intermediary, you should review that firm’s materials carefully or consult with the intermediary directly to determine the trading policy that will apply to your trades in the funds and any other rules or conditions on transactions that may apply. If T. Rowe Price is unable to identify a transaction placed through an intermediary as exempt from the excessive trading policy, the 30-Day Purchase Block may apply.

Retirement Plan Accounts If shares are held in a retirement plan, generally the
30-Day Purchase Block applies only to shares redeemed by a participant-directed exchange to another fund. However, the 30-Day Purchase Block may apply to transactions other than exchanges depending on how shares of the plan are held at T. Rowe Price or the excessive trading policy applied by your plan’s recordkeeper. An alternative excessive trading policy may apply to the T. Rowe Price funds where a retirement plan has its own policy deemed acceptable to T. Rowe Price. You should contact T. Rowe Price or your plan recordkeeper to determine which of your transactions are subject to the funds’ 30-Day Purchase Block or an alternative policy.

There is no guarantee that T. Rowe Price will be able to identify or prevent all excessive or short-term trades or trading practices.

Keeping Your Account Open

Due to the relatively high cost to a fund of maintaining small accounts, we ask you to maintain an account balance of at least $1,000 ($10,000 for Summit Funds). If, for

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any reason, your balance is below this amount for three months or longer, we have the right to redeem your account at the then-current net asset value after giving you 60 days to increase your balance. This could result in a taxable gain.

Signature Guarantees

A Medallion signature guarantee is designed to protect you and the T. Rowe Price funds from fraud by verifying your signature.

You may need to have your signature guaranteed in certain situations, such as:

• Written requests: (1) to redeem over $100,000 or (2) to wire redemption proceeds when prior bank account authorization is not on file.

• Remitting redemption proceeds to any person, address, or bank account not on record.

• Transferring redemption proceeds to a T. Rowe Price fund account with a different registration (name or ownership) from yours.

• Establishing certain services after the account is opened.

The signature guarantee must be obtained from a financial institution that is a participant in a Medallion signature guarantee program. You can obtain a Medallion signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. When obtaining a Medallion signature guarantee, please discuss with the guarantor the dollar amount of your proposed transaction. It is important that the level of coverage provided by the guarantor’s stamp covers the dollar amount of the transaction or it may be rejected. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

ACCOUNT SERVICE FEE

In an effort to help offset the disproportionately high costs incurred by the funds in connection with servicing lower-balance accounts, an annual $20 account service fee (paid to T. Rowe Price Services, Inc., or one of its affiliates) is charged to certain fund accounts with a balance below $10,000. The determination of whether a fund account is subject to the account service fee is based on account balances and services selected for accounts as of the last business day of August. The fee will be charged to an account with a balance below $10,000 for any reason, including market fluctuation and recent redemptions. The fee, which is automatically deducted from an account by redeeming fund shares, is typically charged to accounts in early September each calendar year.

The account service fee generally does not apply to fund accounts that are held through an intermediary, participant accounts in employer-sponsored retirement plans for which T. Rowe Price Retirement Plan Services provides recordkeeping

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services, or money funds that are used as a T. Rowe Price Brokerage sweep account. Regardless of a particular fund account’s balance on the last business day of August, the account service fee is automatically waived for accounts that satisfy any of the following conditions:

• Any accounts for which the shareholder has elected to receive electronic delivery of all of the following: account statements, transaction confirmations, and prospectuses and shareholder reports;

• Any accounts of a shareholder with at least $50,000 in total assets with T. Rowe Price (for this purpose, total assets includes investments in T. Rowe Price mutual funds, except for those held through a retirement plan for which T. Rowe Price Retirement Plan Services provides recordkeeping services; T. Rowe Price Brokerage; and T. Rowe Price variable annuities); or

• Any accounts of a shareholder who is a T. Rowe Price Preferred Services, Personal Services, or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $100,000—visit troweprice.com or call 1-800-537-1098 for more information).

T. Rowe Price reserves the right to authorize additional waivers for other types of accounts or to modify the conditions for assessment of the account service fee. Fund shares held in a T. Rowe Price individual retirement account, Education Savings Account, or small business retirement plan account (including certain 403(b) plan accounts) are subject to the account service fee and may be subject to additional administrative fees when distributing all fund shares from such accounts.

More About the Fund	3

ORGANIZATION AND MANAGEMENT

How is the fund organized?

The fund was incorporated in Maryland in 1991 and is an “open-end management investment company,” or mutual fund. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives.

Shareholders have benefitted from T. Rowe Price’s investment management experience since 1937.

What is meant by “shares”?

As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund’s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder to:

• Receive a proportional interest in income and capital gain distributions.

• Cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in the fund’s management contract.

Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting for the purpose of voting on the removal of any fund director or trustee. If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send or make available to you proxy materials that explain the issues to be decided and include instructions on voting by mail or telephone or on the Internet.

Who runs the fund?

General Oversight

The fund is governed by a Board of Directors that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the fund’s officers. At least 75% of Board members are independent of T. Rowe Price and its affiliates (the “Firm”).

All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price—specifically by the fund’s portfolio manager.

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Investment Adviser

T. Rowe Price is the fund’s investment adviser and oversees the selection of the fund’s investments and management of the fund’s portfolio. T. Rowe Price is a SEC-registered investment adviser that provides investment management services to individual and institutional investors, and sponsors and serves as adviser and sub-adviser to registered investment companies, institutional separate accounts, and common trust funds. The address for T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2011, the Firm managed approximately $489 billion for more than 11 million individual and institutional investor accounts.

Portfolio Management

T. Rowe Price has established an Investment Advisory Committee with respect to the fund. The committee chairman has day-to-day responsibility for managing the fund’s portfolio and works with the committee in developing and executing the fund’s investment program. The members of the committee are as follows: Charles M. Shriver, chairman, E. Frederick Bair, Kimberly E. DeDominicis, Paul A. Karpers, Robert M. Larkins, Wyatt A. Lee, Raymond A. Mills, Guido F. Stubenrauch, and Richard T. Whitney. The following information describes the chairman’s experience during the past five years and provides the year that the chairman first joined the Firm. Mr. Shriver has been chairman since 2011. Mr. Shriver joined the Firm in 1991 and his investment experience dates from 1999. During the past five years, he has served as a portfolio manager for certain of the Firm’s fixed income and asset allocation strategies. The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of fund shares.

The Management Fee

This fee has two parts–an “individual fund fee,” which reflects a fund’s particular characteristics, and a “group fee.” The group fee, which is designed to reflect the benefits of the shared resources of the T. Rowe Price investment management complex, is calculated daily based on the combined net assets of all T. Rowe Price funds (except the Spectrum Funds, Retirement Funds, TRP Reserve Investment Funds, and any index or private label mutual funds). The group fee schedule (in the following table) is graduated, declining as the asset total rises, so shareholders benefit from the overall growth in mutual fund assets.

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Group Fee Schedule

0.334%*	First $50 billion
0.305%	Next $30 billion
0.300%	Next $40 billion
0.295%	Next $40 billion
0.290%	Next $60 billion
0.285%	Next $80 billion
0.280%	Thereafter

* Represents a blended group fee rate containing various breakpoints.

The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. On December 31, 2011, the annual group fee rate was 0.30%. The individual fund fee, also applied to the fund’s average daily net assets, is 0.15%.

The expenses shown in the fee table in Section 1 are generally based on a fund’s prior fiscal year. In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the fee table.

A discussion about the factors considered by the Board and its conclusions in approving the fund’s investment management contract with T. Rowe Price appears in the fund’s semiannual report to shareholders for the period ended June 30.

Fund Operations and Shareholder Services

T. Rowe Price provides accounting services to the T. Rowe Price funds. T. Rowe Price Services, Inc., acts as the transfer and dividend disbursing agent and provides shareholder and administrative services to the funds. T. Rowe Price Retirement Plan Services, Inc., provides recordkeeping, sub-transfer agency, and administrative services for certain types of retirement plans investing in the funds. These companies receive compensation from the funds for their services. The funds may also pay third-party intermediaries for performing shareholder and administrative services for underlying shareholders in omnibus accounts. All of the fees discussed above are included in the fees and expenses table under “Other expenses” and in the fund’s financial statements.

MORE INFORMATION ABOUT THE FUND AND ITS INVESTMENT RISKS

Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. Generally, the fund is intended for those seeking a middle-of-the-road approach that emphasizes stocks for potential appreciation but also invests in bonds to produce significant income that is intended to temper volatility.

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If you are investing for principal safety and liquidity, you should consider a money market fund.

The fund offers a way to try to balance the potential capital appreciation of common stocks with the income and relative stability of bonds over the long term. It should be less volatile than an all-stock fund. The fund’s broad diversification means that you are not putting all your eggs in one basket. While there is no guarantee, spreading investments across several types of assets could reduce the fund’s overall volatility, since prices of stocks and bonds may respond differently to changes in economic conditions and interest rate levels. A rise in bond prices, for example, could help offset a fall in stock prices. Money market securities should have a stabilizing influence. In addition, the steady income provided by bonds and money market securities can contribute positively to total return by cushioning the impact of any price declines and enhancing price increases.

The fund may invest up to 35% of its total assets in foreign stocks and bonds, which offer advantages but also can increase risk. The potential advantages are extra diversification and enhanced returns. Since foreign stock and bond markets may move independently from U.S. securities, they could reduce the fund’s price fluctuations while offering a way to participate in markets that may generate attractive returns. However, if U.S. and foreign markets move in the same direction, the positive or negative effect on the fund’s share price could be magnified.

As with any mutual fund, there is no guarantee the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money in the fund. Some particular risks affecting the fund include the following:

The fund’s program of investing in stocks, bonds, and money market securities exposes it to a variety of risks. Each of these is proportional to the percentage of assets the fund has in these securities.

Risks of stock investing Stock prices can fall because of weakness in the broad market, a particular industry, or specific holdings. The value of a fund’s stock investments could be subject to unpredictable declines in the value of individual stocks and periods of below-average performance in the equity market as a whole. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock take precedence over the claims of those who own common stock. In addition, our assessment of companies held by a fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, a fund’s investment approach could fall out of favor with the investing public, resulting in lagging performance as compared with other types of funds.

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Risks of bond investing Bonds have three main sources of risk. Interest rate risk refers to the chance that interest rates will increase, causing a decline in bond prices. (Bond prices and interest rates usually move in opposite directions.) Generally, a security with a longer maturity and a fund with a longer weighted average maturity have greater interest rate risk. As a result, if a fund purchases longer-maturity bonds and interest rates rise, the fund’s price could decline. Mortgage-backed securities can react somewhat differently than other debt securities to interest rate changes. Falling rates can cause losses of principal due to increased mortgage prepayments, commonly referred to as prepayment risk, and rising interest rates can lead to decreased prepayments and greater volatility, commonly referred to as extension risk. Credit risk refers to the chance that an issuer of a debt security or counterparties to over-the-counter derivatives held by a fund will default (fail to make scheduled payments), potentially reducing a fund’s income and share price. This risk is increased when a portfolio security is downgraded or the perceived creditworthiness of an issuer or counterparty deteriorates. Liquidity risk refers to the chance that a fund may not be able to sell a holding in a timely manner at a desired price. Sectors of the bond market can experience sudden downturns in trading activity. During periods of reduced market liquidity, the spread between the price at which a security can be bought and the price at which it can be sold can widen, and the fund may not be able to sell a holding readily at a price that reflects what the fund believes it should be worth. Less liquid securities can also become more difficult to value.

While the fund’s bond investments will primarily be in investment-grade bonds, the fund may also hold high yield “junk” bonds, including those with the lowest rating. Investment-grade bonds are those rated from the highest (AAA or equivalent) to medium (BBB or equivalent) quality, and high yield bonds are rated BB (or equivalent) and lower. The latter are speculative since their issuers are more vulnerable to financial setbacks and recession than more creditworthy companies, but BBB rated bonds may have speculative elements as well. High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.

Risks of foreign securities To the extent the fund invests in foreign stocks and bonds, it is also subject to the special risks associated with such investments, whether denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, less liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies. To the extent that the fund invests in emerging markets, it is subject to greater risk than funds investing only in developed markets. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity.

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Efforts to reduce risk Consistent with the fund’s objective, the portfolio manager uses various tools to try to reduce risk and increase total return, including:

• Attempting to reduce the impact of a single holding or sector on the fund’s net asset value.

• Thorough research of stocks, bonds, and other securities by our analysts to find the most favorable investment opportunities.

• Gradual shifts in stock, bond, and money market allocations to take advantage of market opportunities and changing economic conditions.

While most assets will be invested in common stocks and bonds, the fund may employ other strategies that are not considered part of the fund’s principal investment strategies. From time to time, the fund may invest in other securities and debt instruments (such as preferred stocks, convertible securities, and bank loans), as well as use derivatives that are consistent with its investment program. For instance, a fund may invest, to a limited extent, in futures and swaps. Any investments in futures would typically serve as an efficient means of gaining exposure to certain markets or adjusting the fund’s interest rate exposure, or as a tool to manage cash flows into and out of the fund and maintain liquidity while being invested in the market. Any investments in swaps would typically serve to manage the fund’s exposure to changes in interest rates or credit quality, or to protect the value of certain portfolio holdings. To the extent a fund invests in futures and swaps, it could be exposed to potential volatility and losses in excess of the fund’s initial investment, and the risk that changes in interest rate movements or the creditworthiness of an issuer will not be accurately predicted.

The use of derivatives, if any, exposes the fund to risks that are different from, and potentially greater than, investments in more traditional securities. Changes in the value of a derivative may not properly correlate with changes in the value of the underlying asset, reference rate or index, and may not move in the direction anticipated by the portfolio manager. Derivatives can also be illiquid and difficult to value, the fund could be exposed to significant losses if a counterparty becomes insolvent or is unable to meet its obligations under the contract, and there is the possibility that limitations or trading restrictions may be imposed by an exchange or government regulation.

Recent legislation calls for a new regulatory framework for the derivatives markets. The extent and impact of new regulations are not certain at this time. New regulations may make the use of derivatives by funds more costly, may limit the availability of certain types of derivatives, and may otherwise adversely affect the value or performance of derivatives used by funds.

We regularly review the asset allocation and may make gradual changes, within allowed ranges, based on our outlook for the economy, interest rates, and financial markets. The fund will not attempt to time short-term market swings.

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The Statement of Additional Information contains more detailed information about the fund and its investments, operations, and expenses.

INVESTMENT POLICIES AND PRACTICES

This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

Shareholder approval is required to substantively change fund objectives. Shareholder approval is also required to change certain investment restrictions noted in the following section as “fundamental policies.” Portfolio managers also follow certain “operating policies” that can be changed without shareholder approval.

Fund holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth in this prospectus. For instance, fund investments in certain derivatives are limited to 10% of total assets. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have significantly more of an impact on a fund’s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time a fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of a fund’s securities may change after they are purchased, and this may cause the amount of a fund’s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction and will not require the sale of an investment if it was proper at the time it was made (this exception does not apply to a fund’s borrowing policy). However, purchases by a fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports.

Portfolio managers have considerable discretion in choosing investment strategies and selecting securities they believe will help achieve fund objectives.

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Types of Portfolio Securities

In seeking to meet its investment objective, fund investments may be made in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund holdings and investment management practices.

Diversification As a fundamental policy, the fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the fund’s total assets would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by the fund.

Common and Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stock in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. Unlike common stock, preferred stock does not ordinarily carry voting rights. While most preferred stocks pay a dividend, a fund may decide to purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. The fund may purchase American Depositary Receipts and Global Depositary Receipts, which are certificates evidencing ownership of shares of a foreign issuer. American Depositary Receipts and Global Depositary Receipts trade on established markets and are alternatives to directly purchasing the underlying foreign securities in their local markets and currencies. Such investments are subject to many of the same risks associated with investing directly in foreign securities.

Convertible Securities and Warrants

Investments may be made in debt or preferred equity securities that are convertible into, or exchangeable for, equity securities at specified times in the future and according to a certain exchange ratio. Convertible bonds are typically callable by the issuer, which could in effect force conversion before the holder would otherwise choose. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree than common stock. Some convertible securities combine higher or lower current income with options and other features. Warrants are options to buy, directly from the issuer, a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Warrants can be highly volatile, have no voting rights, and pay no dividends.

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Foreign Securities

Investments may be made in foreign securities. These include nondollar-denominated securities traded outside of the U.S. and dollar-denominated securities of foreign issuers traded in the U.S. Investing in foreign securities involves special risks that can increase the potential for losses. These include: exposure to potentially adverse local, political, and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; government interference in markets such as nationalization and exchange controls, expropriation of assets, or imposition of punitive taxes; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices and legal rights that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment’s value (favorable changes can increase its value). These risks are heightened for a fund’s investments in emerging markets. A fund may purchase American Depositary Receipts and Global Depositary Receipts, which are certificates evidencing ownership of shares of a foreign issuer. American Depositary Receipts and Global Depositary Receipts trade on established markets and are alternatives to directly purchasing the underlying foreign securities in their local markets and currencies. Such investments are subject to many of the same risks associated with investing directly in foreign securities.

Operating policy The fund may invest up to 35% of its total assets in foreign securities, provided that the bond portion of the fund may be invested without limitation in U.S. dollar-denominated bonds issued by foreign companies. Subject to the overall limit on fund investments in foreign securities, there is no limit on the amount of foreign investments that may be made in emerging markets.

Bonds

A bond is an interest-bearing security. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) on a specified date. An issuer may have the right to redeem or “call” a bond before maturity, and the investor may have to reinvest the proceeds at lower market rates. Bonds can be issued by U.S. and foreign governments, states, and municipalities, as well as a wide variety of companies.

A bond’s annual interest income, set by its coupon rate, is usually fixed for the life of the bond. Its yield (income as a percent of current price) will fluctuate to reflect changes in interest rate levels. A bond’s price usually rises when interest rates fall and vice versa, so its yield stays consistent with current market conditions.

Conventional fixed rate bonds offer a coupon rate for a fixed maturity with no adjustment for inflation. Real rate of return bonds also offer a fixed coupon but include ongoing inflation adjustments for the life of the bond.

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Bonds may be unsecured (backed by the issuer’s general creditworthiness only) or secured (also backed by specified collateral). Bonds include asset- and mortgage-backed securities.

Certain bonds have interest rates that are adjusted periodically. These interest rate adjustments tend to minimize fluctuations in the bonds’ principal values. The maturity of those securities may be shortened under certain specified conditions.

Operating policy The fund will invest at least 25% of its total assets in fixed income senior securities, which also include investments in money market securities and shares of other fixed income and money market mutual funds.

Mortgage-Backed Securities

The fund may invest in a variety of mortgage-backed securities. Mortgage lenders pool individual home mortgages with similar characteristics to back a certificate or bond, which is sold to investors such as the fund. Interest and principal payments generated by the underlying mortgages are passed through to the investors. The “big three” issuers are the Government National Mortgage Association, the Federal National Mortgage Association, and the Federal Home Loan Mortgage Corporation. Government National Mortgage Association certificates are backed by the full faith and credit of the U.S. government, while others, such as Federal National Mortgage Association and Federal Home Loan Mortgage Corporation certificates, are only supported by the ability to borrow from the U.S. Treasury or by the credit of the agency. (Since September 2008, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation have operated under conservatorship of the Federal Housing Finance Agency, an independent federal agency.) Private mortgage bankers and other institutions also issue mortgage-backed securities.

Mortgage-backed securities are subject to scheduled and unscheduled principal payments as homeowners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be higher or lower than on the original mortgage security. Therefore, mortgage securities are not an effective means of locking in long-term interest rates. In addition, when interest rates fall, the rate of mortgage prepayments tends to increase. These refinanced mortgages are paid off at face value or “par,” causing a loss for any investor who may have purchased the security at a price above par. In such an environment, this risk limits the potential price appreciation of these securities and can negatively affect a fund’s net asset value. When interest rates rise, however, mortgage-backed securities have historically experienced smaller price declines than comparable quality bonds. In addition, when interest rates rise and prepayments slow, the effective duration of mortgage-backed securities extends, resulting in increased price volatility.

Additional mortgage-backed securities in which the fund may invest include:

Collateralized Mortgage Obligations Collateralized mortgage obligations are debt securities that are fully collateralized by a portfolio of mortgages or mortgage-backed

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securities including Government National Mortgage Association, Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, and non-agency-backed mortgages. All interest and principal payments from the underlying mortgages are passed through to the collateralized mortgage obligations in such a way as to create different classes with varying risk characteristics, payment structures, and maturity dates. Collateralized mortgage obligation classes may pay fixed or variable rates of interest, and certain classes have priority over others with respect to the receipt of prepayments and allocation of defaults.

Stripped Mortgage Securities Stripped mortgage securities (a type of potentially high-risk derivative) are created by separating the interest and principal payments generated by a pool of mortgage-backed securities or a collateralized mortgage obligation to create additional classes of securities. Generally, one class receives interest-only payments and another receives principal-only payments. Unlike other mortgage-backed securities and principal-only strips, the value of interest-only strips tends to move in the same direction as interest rates. The fund can use interest-only strips as a hedge against falling prepayment rates (when interest rates are rising) and/or in an unfavorable market environment. Principal-only strips can be used as a hedge against rising prepayment rates (when interest rates are falling) and/or in a favorable market environment. Interest-only strips and principal-only strips are acutely sensitive to interest rate changes and to the rate of principal prepayments.

A rapid or unexpected increase in prepayments can severely depress the price of interest-only strips, while a rapid or unexpected decrease in prepayments could have the same effect on principal-only strips. Of course, under the opposite conditions these securities may appreciate in value. These securities can be very volatile in price and may have less liquidity than most other mortgage-backed securities. Certain non-stripped collateralized mortgage obligation classes may also exhibit these qualities, especially those that pay variable rates of interest that adjust inversely with, and more rapidly than, short-term interest rates. In addition, if interest rates rise rapidly and prepayment rates slow more than expected, certain collateralized mortgage obligation classes, in addition to losing value, can exhibit characteristics of long-term securities and become more volatile. There is no guarantee that a fund’s investments in collateralized mortgage obligations, interest-only strips, or principal-only strips will be successful, and a fund’s total return could be adversely affected as a result.

Commercial Mortgage-Backed Securities Commercial mortgage-backed securities are securities created from a pool of commercial mortgage loans, such as loans for hotels, shopping centers, office buildings, and apartment buildings. Interest and principal payments from the loans are passed on to the investor according to a schedule of payments. Credit quality depends primarily on the quality of the loans themselves and on the structure of the particular deal. Generally, deals are structured with senior and subordinate classes. The degree of subordination is determined by the rating agencies who rate the individual classes of the structure. Commercial mortgages are generally structured with prepayment penalties, which greatly reduce

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prepayment risk to the investor. However, the value of these securities may change because of actual or perceived changes in the creditworthiness of the individual borrowers, their tenants, the servicing agents, or the general state of commercial real estate.

Operating policy The fund may invest up to 20% of its total assets in mortgage-backed securities, including 10% in stripped mortgage securities.

Asset-Backed Securities

An underlying pool of assets, such as credit card or automobile trade receivables or corporate loans or bonds, backs these bonds and provides the interest and principal payments to investors. On occasion, the pool of assets may also include a swap obligation, which is used to change the cash flows on the underlying assets. As an example, a swap may be used to allow floating rate assets to back a fixed rate obligation. Credit quality depends primarily on the quality of the underlying assets, the level of any credit support provided by the structure or by a third-party insurance wrap, and the credit quality of the swap counterparty. The underlying assets (i.e., loans) are sometimes subject to prepayments, which can shorten the security’s effective maturity and may lower its return. The value of these securities also may change because of actual or perceived changes in the creditworthiness of the individual borrowers, the originator, the servicing agent, the financial institution providing the credit support, or the swap counterparty. There is no limit on the portion of the fund’s fixed income investments in asset-backed securities.

The fund may gain exposure through pooled vehicles to asset-backed securities and commercial mortgage-backed securities that were pledged as collateral for non-recourse loans under the Term Asset-Backed Securities Loan Facility (TALF), a joint program of the Federal Reserve Bank of New York and the U.S. Treasury. TALF loans are considered non-recourse because the lender (Federal Reserve Bank of New York) may generally enforce its rights only against the pledged collateral and not against other fund assets if the fund does not repay the principal and interest on the loans.

Municipal Securities

The fund may invest in municipal notes and bonds, which are interest-bearing securities issued by state and local governments and governmental authorities to pay for public projects and services. The issuer of a municipal security has a contractual obligation to pay interest at a stated rate and to repay principal (the bond’s face value) on a specified date. An issuer may have the right to redeem or “call” a bond before maturity, which could require reinvestment of the proceeds at lower rates. The fund may purchase insured municipal bonds, which provide a guarantee that the bond’s interest and principal will be paid when due if the issuing entity defaults. Municipal bond insurance does not guarantee the price of the bond.

Income received from most municipal securities is exempt from federal income taxes. As a result, the yield on a municipal bond is typically lower than the yield on a taxable bond of similar quality and maturity. Like a taxable bond, a municipal bond’s

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price usually rises when interest rates fall and vice versa so its yield stays consistent with current market conditions.

Inflation-Linked Securities

Inflation-linked securities are income-generating instruments whose interest and principal payments are adjusted for inflation—a sustained increase in prices of goods and services that erodes the purchasing power of money. Treasury inflation protected securities are inflation-linked securities issued by the U.S. government. Inflation-linked bonds are also issued by corporations, U.S. government agencies, and foreign countries. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of your investment. Because of this inflation-adjustment feature, inflation protected bonds typically have lower yields than conventional fixed rate bonds.

Inflation protected bonds normally will decline in price when real interest rates rise. (A real interest rate is calculated by subtracting the inflation rate from a nominal interest rate. For example, if a 10-year Treasury note is yielding 5% and inflation expectations for the next 10 years are 2%, the real interest rate is 3%.) If inflation is negative, the principal and income of an inflation protected bond could decline and result in losses for the fund.

Notes, Loan Participations, and Assignments

The fund may make investments through the purchase or execution of a privately negotiated note or loan, or may acquire loans as an assignment from another lender that holds a direct interest in the loan or as a participation interest in another lender’s portion of the loan. Larger loans to corporations or governments may be shared or syndicated among several lenders, usually banks. The fund could participate in such syndicates or could buy part of a loan, becoming a direct lender. These loans may often be obligations of companies or governments in financial distress or in default. These investments involve special types of risk, including those of being a lender, reduced liquidity, increased credit risk, and volatility.

Operating policy Fund investments in loan participations and assignments are limited to 10% of total assets.

High Yield, High-Risk Bonds

The price and yield of lower-quality (high yield, high-risk) bonds, commonly referred to as “junk” bonds, and below investment-grade emerging market bonds can be expected to fluctuate more than the price and yield of higher-quality bonds. Because these bonds are rated below BBB or are in default, they are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments.

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Operating policy The fund may purchase any type of noninvestment-grade debt security “junk” bond or loan, including those in default. The fund will not purchase these types of instruments if it would have more than 10% of total assets invested in such instruments. Fund investments in convertible securities are not subject to this limit.

The fund may continue to hold a security that has been downgraded or loses its investment-grade rating after purchase.

Futures and Options

Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options, another type of potentially high-risk derivative, give the investor the right (when the investor purchases the option), or the obligation (when the investor “writes” or sells the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including to manage exposure to changes in interest rates, bond prices, foreign currencies, and credit quality; as an efficient means of increasing or decreasing a fund’s exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, futures, and financial indexes.

Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower a fund’s total return; and the potential loss from the use of futures can exceed a fund’s initial investment in such contracts.

Operating policies Initial margin deposits on futures and premiums on options used for non-hedging purposes will not exceed 5% of a fund’s net asset value. The total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.

Swaps

Fund investments may be made in interest rate, index, total return, credit default, and other types of swap agreements, as well as options on swaps, commonly referred to as “swaptions.” All of these agreements are considered derivatives and, in certain cases, high-risk derivatives. Interest rate, index, and total return swaps are two-party contracts under which the fund and a counterparty, such as a broker or dealer, agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or indices. Credit default swaps are agreements where one party (the protection buyer) will make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as defaults and bankruptcies related to an issuer or underlying credit instrument. Swaps and swaptions can be used for a variety of purposes, including to manage a fund’s exposure to changes in interest or foreign currency exchange rates and credit

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quality; as an efficient means of adjusting a fund’s exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit risk exposure.

There are risks in the use of swaps and swaptions. Swaps could result in losses if interest or foreign currency exchange rates or credit quality changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. Credit default swaps can increase a fund’s exposure to credit risk and could result in losses if evaluation of the creditworthiness of the counterparty, or of the company or government on which the credit default swap is based, is incorrect. The use of swaps and swaptions may not always be successful. Using them could lower fund total return, their prices can be highly volatile, and the potential loss from the use of swaps can exceed a fund’s initial investment in such instruments. Also, the other party to a swap agreement could default on its obligations or refuse to cash out a fund’s investment at a reasonable price, which could turn an expected gain into a loss.

Operating policies A swap agreement with any single counterparty will not be entered into if the net amount owed or to be received under existing contracts with that party would exceed 5% of fixed income assets or if the net amount owed or to be received by the fund under all outstanding swap agreements will exceed 10% of fixed income assets. For swaptions, the total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.

Hybrid Instruments

These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency, securities, or securities index or another interest rate (each a “benchmark”). Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may or may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the fund to the credit risk of the issuer of the hybrid. These risks may cause significant fluctuations in the net asset value of the fund.

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Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

Operating policy Fund investments in hybrid instruments are limited to 10% of total assets.

Currency Derivatives

Funds that invest in foreign securities may attempt to hedge their exposure to potentially unfavorable currency changes. The primary means of doing this is through the use of forward currency exchange contracts, which are contracts between two counterparties to exchange one currency for another on some future date at a specified exchange rate. However, futures, swaps, and options on foreign currencies may also be used. In certain circumstances, a different currency may be substituted for the currency in which the investment is denominated, a strategy known as proxy hedging. Foreign currency forwards, options, and futures may be used to protect a fund’s foreign securities from adverse currency movements relative to the U.S. dollar, as well as to gain exposure to currencies and markets expected to increase or decrease in value relative to other currencies or securities. Such transactions involve, among other risks, the risk that anticipated currency movements will not occur, which could reduce a fund’s total return. There are certain markets, including many emerging markets, where it is not possible to engage in effective foreign currency hedging.

Operating policy The fund will not commit more than 10% of total assets to any combination of currency derivatives.

Investments in Other Investment Companies

A fund may invest in other investment companies, including open-end funds, closed-end funds, and exchange-traded funds.

A fund may purchase the securities of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. The fund might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the fund may not be able to buy those securities directly. Any investment in another investment company would be consistent with the fund’s objective and investment program.

The risks of owning another investment company are generally similar to the risks of investing directly in the securities in which that investment company invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. In addition, because closed-end funds and exchange-traded funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity.

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As a shareholder of an investment company not sponsored by T. Rowe Price, the fund must pay its pro-rata share of that investment company’s fees and expenses. The fund’s investments in non-T. Rowe Price investment companies are subject to the limits that apply to investments in other funds under the Investment Company Act of 1940 or under any applicable exemptive order.

A fund may also invest in certain other T. Rowe Price funds as a means of gaining efficient and cost-effective exposure to certain asset classes, provided the investment is consistent with the fund’s investment program and policies. Such an investment could allow the fund to obtain the benefits of a more diversified portfolio than might otherwise be available through direct investments in the asset class, and will subject the fund to the risks associated with the particular asset class. Examples of asset classes in which other T. Rowe Price mutual funds concentrate their investments include high yield bonds, floating rate loans, international bonds, emerging market bonds, and emerging market stocks. If the fund invests in another T. Rowe Price fund, the management fee paid by the fund will be reduced to ensure that the fund does not incur duplicate management fees as a result of its investment.

Illiquid Securities

Some fund holdings may be considered illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold in the ordinary course of business within seven days at approximately the prices at which they are valued. The determination of liquidity involves a variety of factors. Illiquid securities may include private placements that are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold, for example under Rule 144A of the Securities Act of 1933, others may have resale restrictions and can be illiquid. The sale of illiquid securities may involve substantial delays and additional costs, and a fund may only be able to sell such securities at prices substantially less than what it believes they are worth.

Operating policy Fund investments in illiquid securities are limited to 15% of net assets.

Types of Investment Management Practices

Reserve Position

A certain portion of fund assets will be held in reserves. Fund reserve positions can consist of: 1) shares of a T. Rowe Price internal money fund; 2) short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements; and 3) U.S. dollar or non-U.S. dollar currencies. For temporary, defensive purposes, there is no limit on a fund’s holdings in reserves. If a fund has significant holdings in reserves, it could compromise the fund’s ability to achieve its objectives. The reserve position provides flexibility in meeting redemptions, paying expenses and in the timing of new investments, and can serve as

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a short-term defense during periods of unusual market volatility. Non-U.S. dollar reserves are subject to currency risk.

When-Issued Securities and Forwards

A fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. The price of these securities is fixed at the time of the commitment to buy, but delivery and payment take place after the customary settlement period for that type of security (often a month or more later). During the interim period, the price and yield of the securities can fluctuate, and typically no interest accrues to the purchaser. At the time of delivery, the market value of the securities may be more or less than the purchase or sale price. To the extent the fund remains fully or almost fully invested (in securities with a remaining maturity of more than one year) at the same time it purchases these securities, there will be greater fluctuations in the fund’s net asset value than if the fund did not purchase them.

Borrowing Money and Transferring Assets

A fund may borrow from banks, other persons, and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

Fundamental policy Borrowings may not exceed 33 1/3% of total assets.

Operating policy A fund will not transfer portfolio securities as collateral except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33 1/3% of total assets. A fund will not purchase additional securities when borrowings exceed 5% of total assets.

Lending of Portfolio Securities

A fund may lend its securities to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform as well as expected.

Fundamental policy The value of loaned securities may not exceed 33 1/3% of total assets.

Portfolio Turnover

Turnover is an indication of frequency of trading. A fund will not generally trade in securities for short-term profits, but when circumstances warrant, securities may be purchased and sold without regard to the length of time held. Each time a fund purchases or sells a security, it incurs a cost. This cost is reflected in its net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on a fund’s total return. Higher turnover

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can also increase the possibility of taxable capital gain distributions. The fund’s portfolio turnover rates are shown in the Financial Highlights table.

DISCLOSURE OF FUND PORTFOLIO INFORMATION

Each T. Rowe Price fund’s portfolio holdings are disclosed on a regular basis in its semiannual and annual shareholder reports, and on Form N-Q, which is filed with the SEC within 60 days of the fund’s first and third fiscal quarter-end. The money funds also file detailed month-end portfolio holdings information with the SEC each month. Such information will be made available to the public 60 days after the end of the month to which the information pertains. In addition, the funds disclose their calendar quarter-end portfolio holdings on troweprice.com 15 calendar days after each quarter. Under certain conditions, up to 5% of a fund’s holdings may be included in this portfolio list without being individually identified. Generally, securities would not be individually identified if they are being actively bought or sold and it is determined that the quarter-end disclosure of the holding could be harmful to the fund. A security will not be excluded for these purposes from a fund’s quarter-end holdings disclosure for more than one year. Money funds also disclose their month-end portfolio holdings on troweprice.com five business days after each month. The quarter-end portfolio holdings will remain on the website for one year and the month-end money fund portfolio holdings will remain on the website for six months. Each fund also discloses its 10 largest holdings on troweprice.com on the seventh business day after each month-end. These holdings are listed in alphabetical order along with the aggregate percentage of the fund’s total assets that these 10 holdings represent. Each monthly top 10 list will remain on the website for six months. A description of T. Rowe Price’s policies and procedures with respect to the disclosure of portfolio information is in the Statement of Additional Information.

FINANCIAL HIGHLIGHTS

The Financial Highlights table, which provides information about the fund’s financial history, is based on a single share outstanding throughout the periods shown. The table is part of the fund’s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions and no payment of any applicable account or redemption fees). The financial statements in the annual report were audited by the fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP.

More About the Fund	43

Financial Highlights

	Year ended December 31
	2007		2008		2009		2010		2011
Net asset value, beginning of period	$21.29		$20.60		$14.05		$17.56		$19.30
Income From Investment Operations
Net investment income*	0.59a		0.50	a	0.40	a	0.41	a	0.42	a
Net gains or losses on securities (both realized and unrealized)	0.90		(6.27)		3.52		1.76		(0.25)
Total from investment operations	1.49		(5.77)		3.92		2.17		0.17
Less Distributions
Dividends (from net investment income)	(0.60)		(0.49)		(0.41)		(0.43)		(0.42)
Distributions (from capital gains)	(1.58)		(0.29)		—		—		(0.11)
Returns of capital	—		—		—		—		—
Total distributions	(2.18)		(0.78)		(0.41)		(0.43)		(0.53)
Net asset value, end of period	$20.60		$14.05		$17.56		$19.30		$18.94
Total return	7.18	%a	(28.43	)%a	28.28	%a	12.51	%a	0.90	%a
Ratios/Supplemental Data
Net assets, end of period (in millions)	$3,201		$2,097		$2,657		$3,073		$2,980
Ratio of expenses to average net assets	0.64	%a	0.67	%a	0.69	%a	0.64	%a	0.63	%a
Ratio of net income to average net assets	2.71	%a	2.78	%a	2.57	%a	2.29	%a	2.15	%a
Portfolio turnover rate	60.4%		58.2%		43.1%		44.5%		57.9%

* Per share amounts calculated using average shares outstanding method.

a Excludes expenses permanently waived of 0.03%, 0.02%, 0.02%, 0.02%, and 0.02% of average net assets for the years ended December 31, 2011, December 31, 2010, December 31, 2009, December 31, 2008, and, December 31, 2007, respectively, related to investments in T. Rowe Price mutual funds.

Investing With T. Rowe Price	4

ACCOUNT REQUIREMENTS AND TRANSACTION INFORMATION

If you are purchasing fund shares through a third-party intermediary, contact the intermediary for information regarding its policies on purchasing, exchanging, and redeeming fund shares, as well as initial and subsequent investment minimums.

Tax Identification Number

We must have your correct Social Security number or employer identification number on a signed New Account form or W-9 Form. Otherwise, federal law requires the funds to withhold a percentage of your dividends, capital gain distributions, and redemptions and may subject you to an Internal Revenue Service fine. If this information is not received within 60 days after your account is established, your account may be redeemed at the fund’s net asset value on the redemption date.

Transaction Confirmations

We send immediate confirmations for most of your fund transactions, but some, such as systematic purchases, dividend reinvestments, checkwriting redemptions for money funds, and transactions in money funds used as a T. Rowe Price Brokerage sweep account, may be reported on your account statement. Please review confirmations and statements as soon as you receive them and promptly report any discrepancies to Shareholder Services by calling
1-800-225-5132.

Employer-Sponsored Retirement Plans and Institutional Accounts T. Rowe Price Trust Company 1-800-492-7670

Transaction procedures in the following sections may not apply to employer-sponsored retirement plans and institutional accounts. For procedures regarding employer-sponsored retirement plans, please call T. Rowe Price Trust Company or consult your plan administrator. For institutional account procedures, please call your designated account manager or service representative.

Investing With T. Rowe Price	45

We do not accept third-party checks for initial purchases; however, we do accept third-party checks for subsequent purchases. In addition, T. Rowe Price does not accept purchases by cash, traveler’s checks, or credit card checks.

OPENING A NEW ACCOUNT

$2,500 minimum initial investment; $1,000 for retirement plans or Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts ($25,000 minimum initial investment for Summit Funds only)

Important Information About Opening an Account

Pursuant to federal law, all financial institutions must obtain, verify, and record information that identifies each person or entity that opens an account. This information is needed not only for the person who opens an account, but also for any person who has authority to act on behalf of the account.

When you open an account, you will be asked for the name, residential street address, date of birth, and Social Security number or employer identification number for each account owner and person(s) opening an account on behalf of others, such as custodians, agents, trustees, or other authorized signers. Corporate and other institutional accounts require documents showing the existence of the entity (such as articles of incorporation or partnership agreements) to open an account. Certain other fiduciary accounts (such as trusts or power of attorney arrangements) require documentation, which may include an original or certified copy of the trust agreement or power of attorney to open an account. For more information, call Investor Services at
1-800-638-5660.

We will use this information to verify the identity of the person(s)/entity opening the account. We will not be able to open your account until we receive all of this information. If we are unable to verify your identity, we are authorized to take any action permitted by law. (See Rights Reserved by the Funds.)

T. Rowe Price	46

The funds are generally available only to investors residing in the United States. In addition, purchases in state tax-free funds are limited to investors living in states where the fund is available. The address of record on your account must be located in one of these states, or you will be restricted from purchasing fund shares. Contact Investor Services for more information.

Account Registration

If you own other T. Rowe Price funds, be sure to register any new account just like your existing accounts so you can exchange shares among them easily. (The name(s) of the account owner(s) and the account type must be identical.)

For joint accounts or other types of accounts owned or controlled by more than one party, either owner/party has complete authority to act on behalf of all and give instructions concerning the account without notice to the other party. T. Rowe Price may, in its sole discretion, require written authorization from all owners/parties to act on the account for certain transactions (for example, to transfer ownership).

By Mail

Please make your check payable to T. Rowe Price Funds (otherwise it will be returned), and send your check, together with the New Account form, to the appropriate address below:

via U.S. Postal Service
T. Rowe Price Account Services
P.O. Box 17300
Baltimore, MD 21297-1300

via private carriers/overnight services
T. Rowe Price Account Services
Mail Code 17300
4515 Painters Mill Road
Owings Mills, MD 21117-4903

Note: Please use the correct address to avoid a delay in opening your new account.

By Wire	Call Investor Services for an account number and wire transfer instructions.

Investing With T. Rowe Price	47

In order to obtain an account number, you must supply the name, date of birth, Social Security or employer identification number, and residential or business street address for each owner on the account.

Complete a New Account form and mail it to one of the appropriate T. Rowe Price addresses listed under By Mail.

Note: Investment will be made, but services may not be established and Internal Revenue Service penalty withholding may occur until we receive a signed New Account form.

Online	You can open a new mutual fund account online. Go to troweprice.com/newaccount, where you can choose the type of account you wish to open.

To open an account electronically, you must be a U.S. citizen residing in the U.S. or a resident alien and not subject to Internal Revenue Service backup withholding. Additionally, you must provide consent to receive certain documents electronically.

You will have the option of providing your bank account information that will enable you to make electronic funds transfers to and from your bank account. To set up this banking service online, additional steps will be taken to verify your identity.

By Exchange

Call Shareholder Services or use your computer (see Automated Services under Information About Your Services). The new account will have the same registration as the account from which you are exchanging. Services for the new account may be carried over by telephone request if they are preauthorized on the existing account. For limitations on exchanging, please see Transaction Procedures and Special Requirements—Excessive and Short-Term Trading.

In Person	Drop off your New Account form at any Investor Center location listed on the back cover and obtain a receipt.

T. Rowe Price	48

PURCHASING ADDITIONAL SHARES

$100 minimum per fund account for all additional purchases, including those made through Automatic Asset Builder (all funds except Summit Funds); $100 minimum per fund account for additional purchases through Automatic Asset Builder and $1,000 for all other additional purchases (Summit Funds)

By Automated Clearing House	Use your computer or call Shareholder Services if you have established electronic transfers using the Automated Clearing House system.

By Wire

Call Shareholder Services or access troweprice.com for wire transfer instructions. For purchases by wire, the wire must be received by T. Rowe Price by the close of the New York Stock Exchange to receive that day’s share price. There is no assurance that you will receive the share price for the same day the wire was initiated.

By Mail

1. Make your check payable to T. Rowe Price Funds (otherwise it may be returned).

2. Mail the check to us at the following address with either a fund reinvestment slip or a note indicating the fund you want to buy and your fund account number. Please use the correct address to avoid a delay in processing your transaction.

3. Remember to provide your account number and the fund name on the memo line of your check.

via U.S. Postal Service T. Rowe Price Account Services P.O. Box 17300 Baltimore, MD 21297-1300 (To send mail directly to T. Rowe Price via private carriers and overnight services, see previous section.)

Your transaction will receive the share price for the business day that the request is received by T. Rowe Price prior to the close of the New York Stock Exchange (normally 4 p.m. ET) (not the day the request is received at the P.O. box).

By Automatic Asset Builder	Fill out the Automatic Asset Builder section on the New Account form or Shareholder Services form.

Investing With T. Rowe Price	49

EXCHANGING AND REDEEMING SHARES

Exchange Service

You can move money from one account to an existing, identically registered account or open a new identically registered account. Remember, exchanges are purchases and sales for tax purposes. (Exchanges into a state tax-free fund are limited to investors living in states where the fund is available.) For exchange policies, please see Transaction Procedures and Special Requirements—Excessive and Short-Term Trading Policy.

Redemptions

Redemption proceeds can be mailed to your account address, sent by Automated Clearing House transfer to your bank, or wired to your bank (provided your bank information is already on file). Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund. Please note that large purchase and redemption requests initiated through automated services, including the National Securities Clearing Corporation, may be rejected and, in such instances, the transaction must be placed by contacting a service representative.

If you request to redeem a specific dollar amount, and the market value of your account is less than the amount of your request, your redemption will not be processed, and you will need to submit a new redemption request in proper form. If you change your address on an account, proceeds will not be mailed to the new address for 15 calendar days after the address change, unless we receive a signature guaranteed letter of instruction.

Some of the T. Rowe Price funds may impose a redemption fee. Check the fund’s prospectus under Contingent Redemption Fee in Pricing Shares and Receiving Sale Proceeds. The fee is paid to the fund.

For redemptions by check or electronic transfer, please see Information About Your Services.

By Phone

Call Shareholder Services

If you find our phones busy during unusually volatile markets, please consider placing your order at troweprice.com (if you have previously authorized these services) or express mail.

T. Rowe Price	50

By Mail

For each account involved, provide the account name and number, fund name, and exchange or redemption amount. For exchanges, be sure to specify any fund you are exchanging out of and the fund or funds you are exchanging into. T. Rowe Price may require a signature guarantee of all registered owners (see Transaction Procedures and Special Requirements—Signature Guarantees). Please use one of the following addresses:

For nonretirement and individual retirement accounts:
via U.S. Postal Service
T. Rowe Price Account Services
P.O. Box 17302
Baltimore, MD 21297-1302

via private carriers/overnight services
T. Rowe Price Account Services
Mail Code 17302
4515 Painters Mill Road
Owings Mills, MD 21117-4903

For employer-sponsored retirement accounts:
via U.S. Postal Service
T. Rowe Price Trust Company
P.O. Box 17479
Baltimore, MD 21297-1479

via private carriers/overnight services
T. Rowe Price Trust Company
Mail Code 17479
4515 Painters Mill Road
Owings Mills, MD 21117-4903

For requests that are not sent via private carriers or overnight services, your transaction will receive the share price for the business day that the request is received by T. Rowe Price prior to the close of the New York Stock Exchange (normally 4 p.m. ET) (not the day the request is received at the P.O. box).

Requests for redemptions from employer-sponsored retirement accounts may be required to be in writing; please call T. Rowe Price Trust Company or your plan administrator for instructions. Individual retirement account distributions may be requested in writing or by telephone; please call Shareholder Services to obtain an Individual Retirement Account

Investing With T. Rowe Price	51

Distribution form or an Individual Retirement Account Shareholder Services form to authorize the telephone redemption service.

Online

Customers with Account Access (our secure self-service Web platform for individual investors) can electronically exchange shares between identically registered T. Rowe Price accounts and electronically redeem shares from their mutual fund accounts.

RIGHTS RESERVED BY THE FUNDS

T. Rowe Price funds and their agents, in their sole discretion, reserve the following rights: (1) to waive or lower investment minimums; (2) to accept initial purchases by telephone; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order placed through an intermediary, no later than the business day after the order is received by the intermediary (including, but not limited to, orders deemed to result in excessive trading, market timing, or 5% ownership); (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute regarding the ownership of the account or a legal claim against an account or if there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and modify or terminate any services at any time; (8) to waive any wire, small account, maintenance, or fiduciary fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; (10) to involuntarily redeem an account at the net asset value calculated the day the account is redeemed, in cases of threatening conduct, suspected fraudulent or illegal activity, or if the fund or its agent is unable, through its procedures, to verify the identity of the person(s) or entity opening an account; and (11) for money funds seeking a stable share price, to suspend redemptions and postpone the payment of proceeds to facilitate an orderly liquidation of the fund.

T. Rowe Price	52

INFORMATION ABOUT YOUR SERVICES

Shareholder Services 1-800-225-5132 Investor Services 1-800-638-5660

Many services are available to you as a shareholder; some you receive automatically, and others you must authorize or request on the New Account form. By signing up for services on the New Account form, you avoid having to complete a separate form at a later time and obtain a signature guarantee. This section discusses some of the services currently offered.

Retirement Plans

We offer a wide range of plans for individuals, institutions, and large and small businesses: Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEP-IRAs, 401(k)s, and 403(b)(7)s. For information on individual retirement accounts or our no-load variable annuity (for existing variable annuity contract holders), call Investor Services. For information on all other retirement plans, please call our Trust Company at 1-800-492-7670.

Investing for College Expenses	We can help you save for future college expenses on a tax-advantaged basis.

529 Plans
T. Rowe Price manages three 529 plans that are available directly to investors: the T. Rowe Price College Savings Plan (a national plan sponsored by the Education Trust of Alaska), the Maryland College Investment Plan, and the University of Alaska College Savings Plan. Account earnings are federal income tax-free when used for qualified expenses. For more information on the T. Rowe Price College Savings Plan (national plan), call 1-800-369-3641; Maryland College Investment Plan, call 1-888-4-MD-GRAD; and University of Alaska College Savings Plan, call
1-866-277-1005.

Automated Services	Online Account Access You can sign up online to conduct account transactions through our website at troweprice.com.

Tele*AccessSM 1-800-638-2587 24-hour service via a toll-free number enables you to access information on fund performance, prices, distributions, account balances, and your latest transactions.

Investing With T. Rowe Price	53

Plan Account Line 1-800-401-3279 This 24-hour service is similar to Tele*AccessSM but is designed specifically to meet the needs of retirement plan investors.

By Telephone and In Person	Buy, sell, or exchange shares by calling one of our service representatives or by visiting one of our Investor Center locations whose addresses are listed on the back cover.

Electronic Transfers

By Automated Clearing House
This free service allows you to move as little as $100 or as much as $250,000 between your bank account and fund account using the Automated Clearing House system. Enter instructions via your personal computer or call Shareholder Services.

By Wire Electronic transfers can be conducted via bank wire. There is a $5 fee for wire redemptions under $5,000, and your bank may charge for incoming or outgoing wire transfers regardless of size.

Checkwriting

(Not available for equity funds or the Emerging Markets Bond, Emerging Markets Local Currency Bond, Floating Rate, High Yield, International Bond, or U.S. Bond Enhanced Index Funds.) You may write an unlimited number of free checks on any money fund and most bond funds, with a minimum of $500 per check. Keep in mind, however, that a check results in a redemption; a check written on a bond fund will create a taxable event that you and we must report to the Internal Revenue Service.

Automatic Investing

Automatic Asset Builder
You can instruct us to automatically transfer money from your bank account, or you can instruct your employer to send all or a portion of your paycheck to the fund or funds you designate. Each systematic purchase must be at least $100 per fund account in order to establish the Automatic Asset Builder service. Minimum initial purchase requirements will still apply.

T. Rowe Price	54

Automatic Exchange You can set up systematic investments from one fund account into another, such as from a money fund into a stock fund.

T. ROWE PRICE BROKERAGE

To Open an Account 1-800-638-5660 For Existing Brokerage Customers 1-800-225-7720

Investments available through our Brokerage service include stocks, options, bonds, and others at commission savings over full-service brokers.* We also provide a wide range of services, including:

Automated Telephone and Computer Services
You can enter stock and option orders, access quotes, and review account information around the clock by phone with Tele-Trader or via the Internet with Account Access-Brokerage.

Investor Information
A variety of informative reports, such as our Brokerage Insights series, as well as access to online research tools, can help you better evaluate economic trends and investment opportunities.

Dividend Reinvestment Service
If you elect to participate in this service, the cash dividends from the eligible securities held in your account will automatically be reinvested in additional shares of the same securities free of charge. Most securities listed on national securities exchanges or NASDAQ are eligible for this service.

*Services vary by firm.

T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member FINRA/SIPC.

INVESTMENT INFORMATION

To help you monitor your investments and make decisions that accurately reflect your financial goals, T. Rowe Price offers a wide variety of information in addition to account statements. Most of this information is also available on our website at troweprice.com.

Investing With T. Rowe Price	55

If your account has no activity in it for a certain period of time, T. Rowe Price may be required to transfer your account to the appropriate state under its abandoned property laws.

A note on mailing procedures: If two or more members of a household own the same fund, we economize on fund expenses by sending only one fund report and prospectus. If you need additional copies or do not want your mailings to be “householded,” please call Shareholder Services at 1-800-225-5132 or write to us at P.O. Box 17630, Baltimore, MD 21297-1630.

Shareholder Reports Fund managers’ annual and semiannual reviews of their strategies and performance.

The T. Rowe Price Report A quarterly investment newsletter discussing markets and financial strategies and including the Performance Update, a review of all T. Rowe Price fund results.

Insights Educational reports on investment strategies and financial markets.

Investment Guides
Asset Mix Worksheet, Diversifying Overseas: A T. Rowe Price Guide to International Investing, Managing Your Retirement Distribution, Retirement Readiness Guide, and Retirement Planning Kit.

T. Rowe Price	56

T. ROWE PRICE PRIVACY POLICY

In the course of doing business with T. Rowe Price, you share personal and financial information with us. We treat this information as confidential and recognize the importance of protecting access to it.

You may provide information when communicating or transacting business with us in writing, electronically, or by phone. For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us. On occasion, such information may come from consumer reporting agencies and those providing services to us.

We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law. We may share information within the T. Rowe Price family of companies in the course of providing or offering products and services to best meet your investing needs. We may also share that information with companies that perform administrative or marketing services for T. Rowe Price, with a research firm we have hired, or with a business partner, such as a bank or insurance company with which we are developing or offering investment products. When we enter into such a relationship, our contracts restrict the companies’ use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.

We maintain physical, electronic, and procedural safeguards to protect your personal information. Within T. Rowe Price, access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services. Finally, our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in strict confidence.

This Privacy Policy applies to the following T. Rowe Price family of companies: T. Rowe Price Associates, Inc.; T. Rowe Price Advisory Services, Inc.; T. Rowe Price Investment Services, Inc.; T. Rowe Price Savings Bank; T. Rowe Price Trust Company; and the T. Rowe Price Funds.

To help you achieve your financial goals, T. Rowe Price offers a wide range of stock, bond, and money market investments, as well as convenient services and informative reports.

For mutual fund or T. Rowe Price Brokerage information

Investor Services

1-800-638-5660

For existing accounts

Shareholder Services

1-800-225-5132

For the hearing impaired

1-800-367-0763

For performance, prices, or account information

Tele*AccessSM

24 hours, 7 days
1-800-638-2587

Internet address

troweprice.com

Plan Account Line

For retirement plan investors: The appropriate 800 number appears on your retirement account statement.

Investor Centers

For directions, call
1-800-225-5132 or
visit our website

Baltimore Area

Downtown

105 East Lombard
Street

Owings Mills

Three Financial Center
4515 Painters Mill Road

Boston Area

386 Washington Street
Wellesley

Chicago Area

Northbrook

40 Skokie Boulevard
Suite 100

Oak Brook

1900 Spring Road
Suite 104

Colorado Springs

2260 Briargate Parkway

Florida Area

Boca Raton

Wachovia Plaza
925 S. Federal Highway
Suite 175

Tampa

4211 W. Boy Scout
Boulevard
8th Floor

Los Angeles Area

10100 Santa Monica
Boulevard
Suite 100
Century City

New Jersey Area

Short Hills

51 JFK Parkway
1st Floor West

Paramus

35 Plaza Office Center
East 81 Route 4 West

New York Area

1100 Franklin Avenue
Suite 101
Garden City

San Francisco Area

1990 N. California Boulevard
Suite 100
Walnut Creek

Washington, D.C. Area

Downtown

900 17th Street, N.W.
Farragut Square

Tysons Corner

1600 Tysons Boulevard
Suite 150
McLean, Virginia

A Statement of Additional Information for the T. Rowe Price family of funds, which includes additional information about the funds, has been filed with the SEC and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager’s recent investment strategies and their impact on performance during the past fiscal year, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, or for shareholder inquiries, call 1-800-638-5660. These documents and updated performance information are available through troweprice.com.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
1-202-551-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington, D.C. 20549-1520.

T. Rowe Price Associates, Inc. 100 East Pratt Street Baltimore, MD 21202

1940 Act File No. 811-6275	F68-040 5/1/12

STATEMENT OF ADDITIONAL INFORMATION

This is the Statement of Additional Information for all of the funds listed below. It is divided into two parts (Part I and Part II). Part I generally contains information that is particular to each fund, while Part II contains information that generally applies to all of the funds in the T. Rowe Price family of funds (“Price Funds”).

The date of this Statement of Additional Information (“SAI”) is May 1, 2012.

T. ROWE PRICE BALANCED FUND, INC. (RPBAX)

T. ROWE PRICE BLUE CHIP GROWTH FUND, INC. (TRBCX)

T. Rowe Price Blue Chip Growth Fund–Advisor Class (PABGX)

T. Rowe Price Blue Chip Growth Fund–R Class (RRBGX)

T. ROWE PRICE CALIFORNIA TAX-FREE INCOME TRUST

California Tax-Free Bond Fund (PRXCX)

California Tax-Free Money Fund (PCTXX)

T. ROWE PRICE CAPITAL APPRECIATION FUND (PRWCX)

T. Rowe Price Capital Appreciation Fund–Advisor Class (PACLX)

T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC. (PRCOX)

T. Rowe Price Capital Opportunity Fund–Advisor Class (PACOX)

T. Rowe Price Capital Opportunity Fund–R Class (RRCOX)

T. ROWE PRICE CORPORATE INCOME FUND, INC. (PRPIX)

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND, INC. (PRDMX)

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND, INC. (PRDSX)

T. ROWE PRICE DIVIDEND GROWTH FUND, INC. (PRDGX)

T. Rowe Price Dividend Growth Fund–Advisor Class (TADGX)

T. ROWE PRICE EQUITY INCOME FUND (PRFDX)

T. Rowe Price Equity Income Fund–Advisor Class (PAFDX)

T. Rowe Price Equity Income Fund–R Class (RRFDX)

T. ROWE PRICE FINANCIAL SERVICES FUND, INC. (PRISX)

T. ROWE PRICE FLOATING RATE FUND, INC. (PRFRX)

T. Rowe Price Floating Rate Fund–Advisor Class (PAFRX)

T. ROWE PRICE GLOBAL REAL ESTATE FUND, INC. (TRGRX)

T. Rowe Price Global Real Estate Fund–Advisor Class (PAGEX)

T. ROWE PRICE GLOBAL TECHNOLOGY FUND, INC. (PRGTX)

T. ROWE PRICE GNMA FUND (PRGMX)

T. ROWE PRICE GROWTH & INCOME FUND, INC. (PRGIX)

T. ROWE PRICE GROWTH STOCK FUND, INC. (PRGFX)

T. Rowe Price Growth Stock Fund–Advisor Class (TRSAX)

T. Rowe Price Growth Stock Fund–R Class (RRGSX)

T. ROWE PRICE HEALTH SCIENCES FUND, INC. (PRHSX)

T. ROWE PRICE HIGH YIELD FUND, INC. (PRHYX)

T. Rowe Price High Yield Fund–Advisor Class (PAHIX)

T. ROWE PRICE INDEX TRUST, INC.

T. Rowe Price Equity Index 500 Fund (PREIX)

T. Rowe Price Extended Equity Market Index Fund (PEXMX)

T. Rowe Price Total Equity Market Index Fund (POMIX)

T. ROWE PRICE INFLATION FOCUSED BOND FUND, INC. (formerly T. Rowe Price Short-Term

Income Fund, Inc.)

T. ROWE PRICE INFLATION PROTECTED BOND FUND, INC. (PRIPX)

T. ROWE PRICE INSTITUTIONAL EQUITY FUNDS, INC. (“Institutional Equity Funds”)

T. Rowe Price Institutional Large-Cap Core Growth Fund (TPLGX)

T. Rowe Price Institutional Large-Cap Growth Fund (TRLGX)

T. Rowe Price Institutional Large-Cap Value Fund (TILCX)

T. Rowe Price Institutional Mid-Cap Equity Growth Fund (PMEGX)

T. Rowe Price Institutional Small-Cap Stock Fund (TRSSX)

T. Rowe Price Institutional U.S. Structured Research Fund (TRISX)

C00-042 5/1/12

T. ROWE PRICE INSTITUTIONAL INCOME FUNDS, INC.

T. Rowe Price Institutional Core Plus Fund (TICPX)

 T. Rowe Price Institutional Core Plus Fund–F Class (PFCPX)

T. Rowe Price Institutional Floating Rate Fund (RPIFX)

 T. Rowe Price Institutional Floating Rate Fund–F Class (PFFRX)

T. Rowe Price Institutional High Yield Fund (TRHYX)

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL FUNDS, INC.

T. Rowe Price Institutional Africa & Middle East Fund (TRIAX)

T. Rowe Price Institutional Concentrated International Equity Fund (RPICX)

T. Rowe Price Institutional Emerging Markets Bond Fund (TREBX)

T. Rowe Price Institutional Emerging Markets Equity Fund (IEMFX)

T. Rowe Price Institutional International Core Equity Fund (TRCEX)

T. Rowe Price Institutional International Growth Equity Fund (PRFEX)

T. Rowe Price Institutional Global Equity Fund TRGSX)

T. Rowe Price Institutional Global Large-Cap Equity Fund (RPIGX)

T. Rowe Price Institutional International Bond Fund (RPIIX)

T. ROWE PRICE INTERNATIONAL FUNDS, INC.

T. Rowe Price Africa & Middle East Fund (TRAMX)

T. Rowe Price Emerging Europe Fund (formerly T. Rowe Price Emerging Europe & Mediterranean

Fund) (TREMX)

T. Rowe Price Emerging Markets Bond Fund (PREMX)

T. Rowe Price Emerging Markets Local Currency Bond Fund (PRELX)

T. Rowe Price Emerging Markets Local Currency Bond Fund–Advisor Class (PAELX)

T. Rowe Price Emerging Markets Stock Fund (PRMSX)

T. Rowe Price European Stock Fund (PRESX)

T. Rowe Price Global Infrastructure Fund (TRGFX)

 T. Rowe Price Global Infrastructure Fund–Advisor Class (PAGFX)

T. Rowe Price Global Large-Cap Stock Fund (RPGEX)

 T. Rowe Price Global Large-Cap Stock Fund–Advisor Class (PAGLX)

T. Rowe Price Global Stock Fund (PRGSX)

 T. Rowe Price Global Stock Fund–Advisor Class (PAGSX)

T. Rowe Price International Bond Fund® (RPIBX)

 T. Rowe Price International Bond Fund–Advisor Class (PAIBX)

T. Rowe Price International Discovery Fund (PRIDX)

T. Rowe Price International Growth & Income Fund (TRIGX)

 T. Rowe Price International Growth & Income Fund–Advisor Class (PAIGX)

 T. Rowe Price International Growth & Income Fund–R Class (RRIGX)

T. Rowe Price International Stock Fund (PRITX)

 T. Rowe Price International Stock Fund–Advisor Class (PAITX)

 T. Rowe Price International Stock Fund–R Class (RRITX)

T. Rowe Price Japan Fund (PRJPX)

T. Rowe Price Latin America Fund (PRLAX)

T. Rowe Price New Asia Fund (PRASX)

T. Rowe Price Overseas Stock Fund (TROSX)

T. ROWE PRICE INTERNATIONAL INDEX FUND, INC.

T. Rowe Price International Equity Index Fund (PIEQX)

T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND, INC. (PRMTX)

T. ROWE PRICE MID-CAP GROWTH FUND, INC. (RPMGX)

T. Rowe Price Mid-Cap Growth Fund–Advisor Class (PAMCX)

T. Rowe Price Mid-Cap Growth Fund–R Class (RRMGX)

T. ROWE PRICE MID-CAP VALUE FUND, INC. (TRMCX)

T. Rowe Price Mid-Cap Value Fund–Advisor Class (TAMVX)

T. Rowe Price Mid-Cap Value Fund–R Class (RRMVX)

T. ROWE PRICE MULTI-SECTOR ACCOUNT PORTFOLIOS, INC. (“Multi-Sector Account Portfolios”)

T. Rowe Price Emerging Markets Bond Multi-Sector Account Portfolio

T. Rowe Price Emerging Markets Local Multi-Sector Account Portfolio

T. Rowe Price Floating Rate Multi-Sector Account Portfolio

T. Rowe Price High Yield Multi-Sector Account Portfolio

T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio

T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio

T. ROWE PRICE NEW AMERICA GROWTH FUND (PRWAX)

T. Rowe Price New America Growth Fund–Advisor Class (PAWAX)

T. ROWE PRICE NEW ERA FUND, INC. (PRNEX)

T. ROWE PRICE NEW HORIZONS FUND, INC. (PRNHX)

T. ROWE PRICE NEW INCOME FUND, INC. (PRCIX)

T. Rowe Price New Income Fund–Advisor Class (PANIX)

T. Rowe Price New Income Fund–R Class (RRNIX)

T. ROWE PRICE PERSONAL STRATEGY FUNDS, INC. (“Personal Strategy Funds”)

T. Rowe Price Personal Strategy Balanced Fund (TRPBX)

T. Rowe Price Personal Strategy Growth Fund (TRSGX)

T. Rowe Price Personal Strategy Income Fund (PRSIX)

T. ROWE PRICE PRIME RESERVE FUND, INC. (PRRXX)

T. ROWE PRICE REAL ASSETS FUND, INC. (PRAFX)

T. ROWE PRICE REAL ESTATE FUND, INC. (TRREX)

T. Rowe Price Real Estate Fund–Advisor Class (PAREX)

T. ROWE PRICE RESERVE INVESTMENT FUNDS, INC. (“TRP Reserve Investment Funds”)

T. Rowe Price Government Reserve Investment Fund (“TRP Government Reserve
Investment Fund”)

T. Rowe Price Reserve Investment Fund (“TRP Reserve Investment Fund”)

T. ROWE PRICE RETIREMENT FUNDS, INC. (“Retirement Funds”)

T. Rowe Price Retirement 2005 Fund (TRRFX)

 T. Rowe Price Retirement 2005 Fund–Advisor Class (PARGX)

 T. Rowe Price Retirement 2005 Fund–R Class (RRTLX)

T. Rowe Price Retirement 2010 Fund (TRRAX)

 T. Rowe Price Retirement 2010 Fund–Advisor Class (PARAX)

 T. Rowe Price Retirement 2010 Fund–R Class (RRTAX)

T. Rowe Price Retirement 2015 Fund (TRRGX)

 T. Rowe Price Retirement 2015 Fund–Advisor Class (PARHX)

 T. Rowe Price Retirement 2015 Fund–R Class (RRTMX)

T. Rowe Price Retirement 2020 Fund (TRRBX)

 T. Rowe Price Retirement 2020 Fund–Advisor Class (PARBX)

 T. Rowe Price Retirement 2020 Fund–R Class (RRTBX)

T. Rowe Price Retirement 2025 Fund (TRRHX)

 T. Rowe Price Retirement 2025 Fund–Advisor Class (PARJX)

 T. Rowe Price Retirement 2025 Fund–R Class (RRTNX)

T. Rowe Price Retirement 2030 Fund (TRRCX)

 T. Rowe Price Retirement 2030 Fund–Advisor Class (PARCX)

 T. Rowe Price Retirement 2030 Fund–R Class (RRTCX)

T. Rowe Price Retirement 2035 Fund (TRRJX)

 T. Rowe Price Retirement 2035 Fund–Advisor Class (PARKX)

 T. Rowe Price Retirement 2035 Fund–R Class (RRTPX)

T. Rowe Price Retirement 2040 Fund (TRRDX)

 T. Rowe Price Retirement 2040 Fund–Advisor Class (PARDX)

 T. Rowe Price Retirement 2040 Fund–R Class (RRTDX)

T. Rowe Price Retirement 2045 Fund (TRRKX)

 T. Rowe Price Retirement 2045 Fund–Advisor Class (PARLX)

 T. Rowe Price Retirement 2045 Fund–R Class (RRTRX)

T. Rowe Price Retirement 2050 Fund (TRRMX)

 T. Rowe Price Retirement 2050 Fund–Advisor Class (PARFX)

 T. Rowe Price Retirement 2050 Fund–R Class (RRTFX)

T. Rowe Price Retirement 2055 Fund (TRRNX)

 T. Rowe Price Retirement 2055 Fund–Advisor Class (PAROX)

 T. Rowe Price Retirement 2055 Fund–R Class RRTVX)

T. Rowe Price Retirement Income Fund (TRRIX)

 T. Rowe Price Retirement Income Fund–Advisor Class (PARIX)

 T. Rowe Price Retirement Income Fund–R Class (RRTIX)

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC. (PRSCX)

T. Rowe Price Science & Technology Fund–Advisor Class (PASTX)

T. ROWE PRICE SHORT-TERM BOND FUND, INC. (PRWBX)

T. Rowe Price Short-Term Bond Fund–Advisor Class (PASHX)

T. ROWE PRICE SMALL-CAP STOCK FUND, INC. (OTCFX)

T. Rowe Price Small-Cap Stock Fund–Advisor Class (PASSX)

T. ROWE PRICE SMALL-CAP VALUE FUND, INC. (PRSVX)

T. Rowe Price Small-Cap Value Fund–Advisor Class (PASVX)

T. ROWE PRICE SPECTRUM FUND, INC. (“Spectrum Funds”)

Spectrum Growth Fund (PRSGX)

Spectrum Income Fund (RPSIX)

Spectrum International Fund (PSILX)

T. ROWE PRICE STATE TAX-FREE INCOME TRUST

Georgia Tax-Free Bond Fund (GTFBX)

Maryland Short-Term Tax-Free Bond Fund (PRMDX)

Maryland Tax-Free Bond Fund (MDXBX)

Maryland Tax-Free Money Fund (TMDXX)

New Jersey Tax-Free Bond Fund (NJTFX)

New York Tax-Free Bond Fund (PRNYX)

New York Tax-Free Money Fund (NYTXX)

Virginia Tax-Free Bond Fund (PRVAX)

T. ROWE PRICE STRATEGIC INCOME FUND, INC. (PRSNX)

T. Rowe Price Strategic Income Fund–Advisor Class (PRSAX)

T. ROWE PRICE SUMMIT FUNDS, INC. (“Summit Income Funds”)

T. Rowe Price Summit Cash Reserves Fund (TSCXX)

T. Rowe Price Summit GNMA Fund (PRSUX)

T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC. (“Summit Municipal Funds”)

T. Rowe Price Summit Municipal Money Market Fund (TRSXX)

T. Rowe Price Summit Municipal Intermediate Fund (PRSMX)

T. Rowe Price Summit Municipal Income Fund (PRINX)

T. ROWE PRICE TAX-EFFICIENT FUNDS, INC. (“Tax-Efficient Funds”)

T. Rowe Price Tax-Efficient Equity Fund (PREFX)

T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC. (PTEXX)

T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC. (PRFHX)

T. ROWE PRICE TAX-FREE INCOME FUND, INC. (PRTAX)

T. Rowe Price Tax-Free Income Fund–Advisor Class (PATAX)

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC. (PRFSX)

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND, INC. (formerly T. Rowe Price

U.S. Bond Index Fund, Inc.) (PBDIX)

T. ROWE PRICE U.S. LARGE-CAP CORE FUND, INC. (TRULX)

T. Rowe Price U.S. Large-Cap Core Fund–Advisor Class (PAULX)

T. ROWE PRICE U.S. TREASURY FUNDS, INC. (“U.S. Treasury Funds”)

U.S. Treasury Intermediate Fund (PRTIX)

U.S. Treasury Long-Term Fund (PRULX)

U.S. Treasury Money Fund (PRTXX)

T. ROWE PRICE VALUE FUND, INC. (TRVLX)

T. Rowe Price Value Fund–Advisor Class (PAVLX)

Mailing Address:

T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, Maryland 21202
1-800-638-5660

This SAI is not a prospectus but should be read in conjunction with the appropriate current fund prospectus, which may be obtained from T. Rowe Price Investment Services, Inc. (“Investment Services”).

Each fund’s financial statements for its most recent fiscal period and the Report of Independent Registered Public Accounting Firm are included in each fund’s annual or semiannual report and incorporated by reference into this SAI. The Emerging Markets Bond Multi-Sector Account Portfolio, Emerging Markets Local Multi-Sector Account Portfolio, Floating Rate Fund, Floating Rate Fund–Advisor Class, Floating Rate Multi-Sector Account Portfolio, High Yield Multi-Sector Account Portfolio, Investment-Grade Corporate Multi-Sector Account Portfolio, and Mortgage-Backed Securities Multi-Sector Account Portfolio have not been in existence long enough to have complete financial statements.

If you would like a prospectus or an annual or semiannual shareholder report for a fund of which you are not a shareholder, please call 1-800-638-5660 and it will be sent to you at no charge. Please read this material carefully.

PART I – TABLE OF CONTENTS

References to the following are as indicated:

Internal Revenue Code of 1986, as amended (“Code”)

Investment Company Act of 1940, as amended (“1940 Act”)

Moody’s Investors Service, Inc. (“Moody’s”)

Securities Act of 1933, as amended (“1933 Act”)

Securities and Exchange Commission (“SEC”)

Securities Exchange Act of 1934, as amended (“1934 Act”)

Standard & Poor’s Corporation (“S&P”)

T. Rowe Price Associates, Inc. (“T. Rowe Price”)

T. Rowe Price Hong Kong Limited (“Price Hong Kong”)

T. Rowe Price International Ltd (“T. Rowe Price International”)

T. Rowe Price Singapore Private Ltd. (“Price Singapore”)

Advisor Class

The Advisor Class is a share class of its respective T. Rowe Price fund and is not a separate mutual fund. The Advisor Class shares are designed to be sold only through brokers, dealers, banks, insurance companies, and other financial intermediaries that provide various distribution and administrative services.

F Class

The F Class is a share class of its respective T. Rowe Price fund and is not a separate mutual fund. The F Class shares are designed to be sold only through financial advisors and certain third-party intermediaries, including brokers, banks, insurance companies, retirement plan recordkeepers, and other financial intermediaries that provide various distribution and administrative services. F Class shares are not intended to be offered by intermediaries through a mutual fund “supermarket” platform.

R Class

The R Class is a share class of its respective T. Rowe Price fund and is not a separate mutual fund. The R Class shares are designed to be sold only through various third-party intermediaries that offer employer-sponsored defined contribution retirement plans and certain other accounts, including brokers, dealers, banks, insurance companies, retirement plan recordkeepers, and others.

Inflation Focused Bond Fund, Multi-Sector Account Portfolios, and TRP Reserve Investment Funds

These funds are not available for direct purchase by members of the public. Shares of these funds may only be purchased by or on behalf of mutual funds, section 529 college savings plans, or certain institutional client accounts for which T. Rowe Price or one of its affiliates has discretionary investment authority.

Institutional Funds

The Institutional Funds have a $1,000,000 initial investment minimum (except for their F Class shares) and are designed for institutional investors. Institutional investors typically include banks, pension plans, and trust and investment companies.

PART I

Below is a table showing the prospectus and shareholder report dates for each fund. The table also lists each fund’s category, which should be used to identify groups of funds that are referenced throughout this SAI.

Fund	Fund Category	Fiscal Year End	Annual Report Date	Semiannual Report Date	Prospectus Date
Africa & Middle East	International Equity	Oct 31	Oct 31	Apr 30	March 1
Balanced	Blended	Dec 31	Dec 31	June 30	May 1
Blue Chip Growth	Equity	Dec 31	Dec 31	June 30	May 1
Blue Chip Growth Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Blue Chip Growth Fund–R Class	Equity	Dec 31	Dec 31	June 30	May 1
California Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
California Tax-Free Money	State Tax-Free Money	Feb 28	Feb 28	Aug 30	July 1
Capital Appreciation	Equity	Dec 31	Dec 31	June 30	May 1
Capital Appreciation Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Capital Opportunity	Equity	Dec 31	Dec 31	June 30	May 1
Capital Opportunity Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Capital Opportunity Fund–R Class	Equity	Dec 31	Dec 31	June 30	May 1
Corporate Income	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Diversified Mid-Cap Growth	Equity	Dec 31	Dec 31	June 30	May 1
Diversified Small-Cap Growth	Equity	Dec 31	Dec 31	June 30	May 1
Dividend Growth	Equity	Dec 31	Dec 31	June 30	May 1
Dividend Growth Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Emerging Europe	International Equity	Oct 31	Oct 31	Apr 30	March 1
Emerging Markets Bond	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Bond Multi-Sector Account Portfolio	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Local Currency Bond	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Local Currency Bond Fund–Advisor Class	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Local Multi-Sector Account Portfolio	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Stock	International Equity	Oct 31	Oct 31	Apr 30	March 1
Equity Income	Equity	Dec 31	Dec 31	June 30	May 1
Equity Income Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Equity Income Fund–R Class	Equity	Dec 31	Dec 31	June 30	May 1
Equity Index 500	Index Equity	Dec 31	Dec 31	June 30	May 1
European Stock	International Equity	Oct 31	Oct 31	Apr 30	March 1
Extended Equity Market Index	Index Equity	Dec 31	Dec 31	June 30	May 1
Financial Services	Equity	Dec 31	Dec 31	June 30	May 1

Fund	Fund Category	Fiscal Year End	Annual Report Date	Semiannual Report Date	Prospectus Date
Floating Rate	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Floating Rate Fund–Advisor Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Floating Rate Multi-Sector Account Portfolio	Taxable Bond	Feb 28	Feb 28	Aug 30	July 1
Georgia Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Global Infrastructure	International Equity	Oct 31	Oct 31	Apr 30	March 1
Global Infrastructure Fund–Advisor Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
Global Large-Cap Stock	International Equity	Oct 31	Oct 31	Apr 30	March 1
Global Large-Cap Stock Fund–Advisor Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
Global Real Estate	Equity	Dec 31	Dec 31	June 30	May 1
Global Real Estate Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Global Stock	International Equity	Oct 31	Oct 31	Apr 30	March 1
Global Stock Fund–Advisor Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
Global Technology	Equity	Dec 31	Dec 31	June 30	May 1
GNMA	Taxable Bond	May 31	May 31	Nov 30	Oct 1
TRP Government Reserve Investment	Taxable Money	May 31	May 31	Nov 30	Oct 1
Growth & Income	Equity	Dec 31	Dec 31	June 30	May 1
Growth Stock	Equity	Dec 31	Dec 31	June 30	May 1
Growth Stock Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Growth Stock Fund–R Class	Equity	Dec 31	Dec 31	June 30	May 1
Health Sciences	Equity	Dec 31	Dec 31	June 30	May 1
High Yield	Taxable Bond	May 31	May 31	Nov 30	Oct 1
High Yield Fund–Advisor Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
High Yield Multi-Sector Account Portfolio	Taxable Bond	Feb 28	Feb 28	Aug 30	July 1
Inflation Focused Bond	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Inflation Protected Bond	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional Africa & Middle East	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional Concentrated International Equity	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional Core Plus	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional Core Plus-F Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional Emerging Markets Bond	International Bond	Dec 31	Dec 31	June 30	May 1
Institutional Emerging Markets Equity	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional Floating Rate	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional Floating Rate-F Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional Global Equity	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional Global Large-Cap Equity	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional High Yield	Taxable Bond	May 31	May 31	Nov 30	Oct 1

Fund	Fund Category	Fiscal Year End	Annual Report Date	Semiannual Report Date	Prospectus Date
Institutional International Bond	International Bond	Dec 31	Dec 31	June 30	May 1
Institutional International Core Equity	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional International Growth Equity	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional Large-Cap Core Growth	Equity	Dec 31	Dec 31	June 30	May 1
Institutional Large-Cap Growth	Equity	Dec 31	Dec 31	June 30	May 1
Institutional Large-Cap Value	Equity	Dec 31	Dec 31	June 30	May 1
Institutional Mid-Cap Equity Growth	Equity	Dec 31	Dec 31	June 30	May 1
Institutional Small-Cap Stock	Equity	Dec 31	Dec 31	June 30	May 1
Institutional U.S. Structured Research	Equity	Dec 31	Dec 31	June 30	May 1
International Bond	International Bond	Dec 31	Dec 31	June 30	May 1
International Bond Fund–Advisor Class	International Bond	Dec 31	Dec 31	June 30	May 1
International Discovery	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Equity Index	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Growth & Income	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Growth & Income Fund–Advisor Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Growth & Income Fund–R Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Stock	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Stock Fund–Advisor Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Stock Fund–R Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
Investment-Grade Corporate Multi-Sector Account Portfolio	Taxable Bond	Feb 28	Feb 28	Aug 30	July 1
Japan	International Equity	Oct 31	Oct 31	Apr 30	March 1
Latin America	International Equity	Oct 31	Oct 31	Apr 30	March 1
Maryland Short-Term Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Maryland Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Maryland Tax-Free Money	State Tax-Free Money	Feb 28	Feb 28	Aug 30	July 1
Media & Telecommunications	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Growth	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Growth Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Growth Fund–R Class	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Value	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Value Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Value Fund–R Class	Equity	Dec 31	Dec 31	June 30	May 1

Fund	Fund Category	Fiscal Year End	Annual Report Date	Semiannual Report Date	Prospectus Date
Mortgage-Backed Securities Multi-Sector Account Portfolio	Taxable Bond	Feb 28	Feb 28	Aug 30	July 1
New America Growth	Equity	Dec 31	Dec 31	June 30	May 1
New America Growth Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
New Asia	International Equity	Oct 31	Oct 31	Apr 30	March 1
New Era	Equity	Dec 31	Dec 31	June 30	May 1
New Horizons	Equity	Dec 31	Dec 31	June 30	May 1
New Income	Taxable Bond	May 31	May 31	Nov 30	Oct 1
New Income Fund–Advisor Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
New Income Fund–R Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
New Jersey Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
New York Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
New York Tax-Free Money	State Tax-Free Money	Feb 28	Feb 28	Aug 30	July 1
Overseas Stock	International Equity	Oct 31	Oct 31	Apr 30	March 1
Personal Strategy Balanced	Blended	May 31	May 31	Nov 30	Oct 1
Personal Strategy Growth	Blended	May 31	May 31	Nov 30	Oct 1
Personal Strategy Income	Blended	May 31	May 31	Nov 30	Oct 1
Prime Reserve	Taxable Money	May 31	May 31	Nov 30	Oct 1
Real Assets Fund	Equity	Dec 31	Dec 31	June 30	May 1
Real Estate	Equity	Dec 31	Dec 31	June 30	May 1
Real Estate Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
TRP Reserve Investment	Taxable Money	May 31	May 31	Nov 30	Oct 1
Retirement 2005	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2005 Fund–Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2005 Fund–R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2010	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2010 Fund–Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2010 Fund–R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2015	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2015 Fund–Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2015 Fund–R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2020	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2020 Fund–Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2020 Fund–R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2025	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2025 Fund–Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2025 Fund–R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2030	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1

Fund	Fund Category	Fiscal Year End	Annual Report Date	Semiannual Report Date	Prospectus Date
Retirement 2030 Fund–Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2030 Fund–R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2035	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2035 Fund–Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2035 Fund–R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2040	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2040 Fund–Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2040 Fund–R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2045	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2045 Fund–Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2045 Fund–R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2050	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2050 Fund–Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2050 Fund–R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2055	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2055 Fund–Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2055 Fund–R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement Income	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement Income Fund–Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement Income Fund–R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Science & Technology	Equity	Dec 31	Dec 31	June 30	May 1
Science & Technology Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Short-Term Bond	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Short-Term Bond Fund–Advisor Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Small-Cap Stock	Equity	Dec 31	Dec 31	June 30	May 1
Small-Cap Stock Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Small-Cap Value	Equity	Dec 31	Dec 31	June 30	May 1
Small-Cap Value Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Spectrum Growth	Fund-of-Funds	Dec 31	Dec 31	June 30	May 1
Spectrum Income	Fund-of-Funds	Dec 31	Dec 31	June 30	May 1
Spectrum International	Fund-of-Funds	Dec 31	Dec 31	June 30	May 1
Strategic Income	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Strategic Income Fund–Advisor Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Summit Cash Reserves	Taxable Money	Oct 31	Oct 31	Apr 30	March 1
Summit GNMA	Taxable Bond	Oct 31	Oct 31	Apr 30	March 1

Fund	Fund Category	Fiscal Year End	Annual Report Date	Semiannual Report Date	Prospectus Date
Summit Municipal Income	Tax-Free Bond	Oct 31	Oct 31	Apr 30	March 1
Summit Municipal Intermediate	Tax-Free Bond	Oct 31	Oct 31	Apr 30	March 1
Summit Municipal Money Market	Tax-Free Money	Oct 31	Oct 31	Apr 30	March 1
Tax-Efficient Equity	Equity	Feb 28	Feb 28	Aug 30	July 1
Tax-Exempt Money	Tax-Free Money	Feb 28	Feb 28	Aug 30	July 1
Tax-Free High Yield	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Tax-Free Income	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Tax-Free Income Fund–Advisor Class	Tax Free Bond	Feb 28	Feb 28	Aug 30	July 1
Tax-Free Short-Intermediate	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Total Equity Market Index	Index Equity	Dec 31	Dec 31	June 30	May 1
U.S. Bond Enhanced Index	Index Bond	Oct 31	Oct 31	Apr 30	March 1
U.S. Large-Cap Core	Equity	Dec 31	Dec 31	June 30	May 1
U.S. Large-Cap Core Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
U.S. Treasury Intermediate	Taxable Bond	May 31	May 31	Nov 30	Oct 1
U.S. Treasury Long-Term	Taxable Bond	May 31	May 31	Nov 30	Oct 1
U.S. Treasury Money	Taxable Money	May 31	May 31	Nov 30	Oct 1
Value	Equity	Dec 31	Dec 31	June 30	May 1
Value Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Virginia Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
MANAGEMENT OF THE FUNDS

The officers and directors (the term “director” is used to refer to directors or trustees, as applicable) of the Price Funds are listed below. Unless otherwise noted, the address of each is 100 East Pratt Street, Baltimore, Maryland 21202.

Each fund is overseen by a Board of Directors/Trustees (“Board”) that meets regularly to review a wide variety of matters affecting the funds, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and other business affairs. The Boards elect the funds’ officers and are responsible for performing various duties imposed on them by the 1940 Act, the laws of Maryland or Massachusetts, and other laws. At least 75% of the Board’s members are independent of T. Rowe Price and its affiliates. Each of the independent directors currently serves on the Board of each Price Fund. The directors who are also employees or officers of T. Rowe Price are referred to as inside or interested directors. Except as indicated, each inside director or officer has been an employee of T. Rowe Price or its affiliates for five or more years. Each Board currently has three standing committees, a Committee of Independent Directors, a Joint Audit Committee, and an Executive Committee, each as described in the following paragraphs.

Edward C. Bernard, an inside director, is the Chairman of the Board of each fund. The independent directors of each fund have designated a Lead Independent Director, who functions as a liaison between the Chairman of the Board and the other independent directors. The Lead Independent Director presides at all executive sessions of the independent directors, reviews and provides input on Board meeting agendas and materials, and typically represents the independent directors in discussions with T. Rowe Price management. Anthony W. Deering currently serves as Lead Independent Director. Each fund’s Board has determined that its leadership and committee structure is appropriate because the Board believes that it sets the proper tone for the relationship between the fund, on the one hand, and T. Rowe Price or its affiliates and the fund’s other principal service providers, on the other, and facilitates the exercise of the Board’s independent judgment in evaluating and managing the relationships. In addition, the structure efficiently allocates responsibility among committees and the full Board.

Like other mutual funds, the funds are subject to risks, including investment, compliance, operational and valuation risks, among others. The Board oversees risk as part of its oversight of the funds. Risk oversight is addressed as part of various Board and committee activities. The Board, directly or through its committees, interacts with and reviews reports from, among others, the investment adviser or its affiliates, the funds’ Chief Compliance Officer, the funds’ independent registered public accounting firm, legal counsel, and internal auditors for T. Rowe Price or its affiliates, as appropriate, regarding risks faced by the funds and the risk management programs of the investment adviser and certain other service providers. Also, the Joint Audit Committee receives periodic reports from members of the advisers’ Risk Management Oversight Committee on the significant risks inherent to the advisers’ business, including aggregate investment risks, reputational risk, business continuity risk, and operational risk. The actual day-to-day risk management functions with respect to the funds are subsumed within the responsibilities of the investment advisers and other service providers (depending on the nature of the risk), who carry out the funds’ investment management and business affairs. Although the risk management policies of T. Rowe Price, and its affiliates and the funds’ other service providers are reasonably designed to be effective, those policies and their implementation vary among service providers over time, and there is no guarantee that they will be effective. Not all risks that may affect the funds can be identified. Processes and controls developed may not eliminate or mitigate the occurrence or effects of all risks, and some risks may be simply beyond any control of the funds, T. Rowe Price or its affiliates or other service providers.

The Committee of Independent Directors, which consists of all of the independent directors of the funds, is responsible for selecting candidates for election as independent directors to fill vacancies on each fund’s Board. The committee will consider written recommendations from shareholders for possible nominees. Shareholders should submit their recommendations to the secretary of the funds. The committee held four formal meetings in 2011. The committee is chaired by the Lead Independent Director.

The Joint Audit Committee is composed of Jeremiah E. Casey, Anthony W. Deering, John G. Schreiber, and Mark R. Tercek, all independent directors. Jeremiah E. Casey currently serves as chairman of the Joint Audit Committee. The Joint Audit Committee holds two regular meetings during each fiscal year, at which time it meets with the independent registered public accounting firm of the Price Funds to review: (1) the services provided; (2) the findings of the most recent audits; (3) management’s response to the findings of the most recent audits; (4) the scope of the audits to be performed; (5) the accountants’ fees; and (6) any accounting questions relating to particular areas of the Price Funds’ operations or the operations of parties dealing with the Price Funds, as circumstances indicate. The Joint Audit Committee met three times in 2011.

The funds’ Executive Committee, consisting of the funds’ interested director(s), has been authorized by its respective Board to exercise all powers of the Boards to manage the funds in the intervals between meetings of the Boards, except the powers prohibited by statute from being delegated. All actions of the Executive Committee must be approved in advance by one independent director and reviewed after the fact by the full Board. The Executive Committee for each fund does not hold regularly scheduled meetings. The Executive Committee did not need to take any action on behalf of any funds during 2011.

Each Board has concluded that, based on each director’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other directors, each director should serve on the Board. Attributes common to all directors include their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the various service providers to the funds, and to exercise reasonable business judgment in the performance of their duties as directors. In addition, the Board has taken into account the actual service and commitment of the directors during their tenure in concluding that each should continue to serve. A director’s ability to perform his or her duties effectively may have been attained through his or her educational background or professional training; business, consulting, public service or academic positions; experience from service as a director of the Price Funds, public companies, or non-profit entities or other organizations; or other experiences. Set forth below is a brief discussion of the specific experience, qualifications, attributes, or skills of each director that led the Board to conclude that he or she should serve as a director.

Messrs. Deering, Dick and Schreiber have each served as a director of Price Funds for more than 19 years, and Messrs. Casey and Rodgers and Ms. Horn have each served as a director of Price Funds for more than 6 years, including in each case as members and/or Chairs of Board committees. Mr. Tercek has been a director of the Price Funds since 2009. He has approximately 24 years of experience in the financial services industry and has been the chief executive officer of a non-profit entity since 2008. Dr. Brody has been a director of the Price Funds since 2009. He has substantial experience in the public health and research fields, as well as academia, and brings a diverse perspective to the Board. In addition, specific experience and qualifications of the independent directors with respect to their occupations and directorships of public companies and other investment companies are set forth in the following table.

Independent Directors(a)

Name, Year of Birth, and Number of Portfolios in Fund Complex Overseen by Director	Principal Occupation(s) During Past 5 Years	Directorships of Public Companies and Other Investment Companies During Past 5 Years
William R. Brody 1944 136 portfolios

President and Trustee, Salk Institute for Biological Studies (2009 to present); President and Trustee, Johns Hopkins University (1996 to 2009); Chairman of Executive Committee and Trustee, John Hopkins Health System (1996 to 2009)

Novartis, Inc. (2009 to present); IBM (2007 to present)
Jeremiah E. Casey 1940 136 portfolios	Retired	None
Anthony W. Deering 1945 136 portfolios	Chairman, Exeter Capital, LLC, a private investment firm (2004 to present)	Under Armour (2008 to present); Vornado Real Estate Investment Trust (2004 to present); Mercantile Bankshares (2002 to 2007); Deutsche Bank North America (2004 to present)
Donald W. Dick, Jr. 1943 136 portfolios	Principal, EuroCapital Partners, LLC, an acquisition and management advisory firm (1995 to present)	None
Karen N. Horn 1943 136 portfolios	Senior Managing Director, Brock Capital Group, an advisory and investment banking firm (2004 to present)	Eli Lilly and Company (1987 to present); Simon Property Group (2004 to present); Norfolk Southern (2008 to present); Fannie Mae (2006 to 2008)
Theo C. Rodgers 1941 136 portfolios	President, A&R Development Corporation (1977 to present)	None
John G. Schreiber 1946 136 portfolios	Owner/President, Centaur Capital Partners, Inc., a real estate investment company (1991 to present); Cofounder and Partner, Blackstone Real Estate Advisors, L.P. (1992 to present)	General Growth Properties, Inc. (2010 to present)

Name, Year of Birth, and Number of Portfolios in Fund Complex Overseen by Director	Principal Occupation(s) During Past 5 Years	Directorships of Public Companies and Other Investment Companies During Past 5 Years
Mark R. Tercek 1957 136 portfolios	President and Chief Executive Officer, The Nature Conservancy (2008 to present); Managing Director, The Goldman Sachs Group, Inc. (1984 to 2008)	None

(a) All information about the directors was current as of December 31, 2011, except for the number of portfolios, which is current as of the date of this SAI.

Effective May 2, 2012, Robert J. Gerrard, Jr. and Cecelia E. Rouse will be added as independent directors to the Board of each Price Fund (other than the domestic fixed income Price Funds) and will serve as members of an Advisory Board that will be established with respect to the domestic fixed income Price Funds. Advisory Board members will serve in a consultative capacity to the Board of each of the domestic fixed income Price Funds and, in doing so, will participate in Board discussions and review Board materials relating to the domestic fixed income Price Funds. Advisory Board members will be paid the same compensation as the domestic fixed income Price Funds’ independent directors. However, Advisory Board members will not be eligible to vote on any matter presented to the Boards of the domestic fixed income Price Funds and will have no power to act on behalf of or bind the Board or any committee of the Board.

Mr. Gerrard was born in 1952 and Dr. Rouse was born in 1963. Beginning May 2, 2012, each will serve as an independent director for 90 Price Funds and serve as an Advisory Board member for 46 Price Funds. Mr. Gerrard has substantial experience in the industries relating to communications and interactive data services and Dr. Rouse has extensive experience in the fields of education and economic research. Mr. Gerrard and Dr. Rouse will bring diverse perspectives to the Boards and are well-suited to serve as members of the Board of each Price Fund (other than the domestic fixed income Price Funds) and the domestic fixed income Price Funds’ Advisory Board.

Mr. Gerrard’s principal occupations during the past five years are as follows: Chairman of Compensation Committee, Syniverse Holdings, Inc. (2008-2011); Executive Vice President and General Counsel, Scripps Networks, LLC (1997-2009); and Advisory Board member, Pipeline Crisis/Winning Strategies (1997 to present).

Mr. Gerrard’s directorships of public companies and other investment companies during the past five years are as follows: Syniverse Holdings, Inc. (2008-2011).

Dr. Rouse’s principal occupations during the past five years are as follows: Professor and Researcher, Princeton University (1992 to present); Director, MDRC (2011 to present); Member of National Academy of Education (2010 to present); Research Associate, National Bureau of Economic Research’s Labor Studies Program (1998-2009 and 2011 to present); Member of President’s Council of Economic Advisors (2009-2011); Member of The MacArthur Foundation Network on the Transition to Adulthood and Public Policy (2000-2008); Member of National Advisory Committee for the Robert Wood Johnson Foundation’s Scholars in Health Policy Research Program (2008); Member of and Director, National Economic Association (2006-2008); Member of Association of Public Policy Analysis and Management Policy Council (2006-2008); Member of Hamilton Project’s Advisory Board at The Brookings Institute (2006-2008); and Chair of Committee on the Status of Minority Groups in the Economic Profession, American Economic Association (2006-2008).

While Dr. Rouse has served as director of certain non-profit entities, she has not served as a director of any public companies or other investment companies during the past five years.

Inside Directors(a)

The following persons are considered interested persons of the funds because they also serve as officers of the funds and T. Rowe Price or its affiliates. No more than two inside directors serve as directors of any fund.

The Board invites nominations from each fund’s investment adviser for persons to serve as interested directors, and the Board reviews and approves these nominations. Each of the current interested directors is a senior executive officer of T. Rowe Price and T. Rowe Price Group, Inc., as well as certain of their affiliates. Mr. Bernard has served as a director of all Price Funds and has been Chairman of the Board for all Price Funds since 2006. Mr. Gitlin became a director of certain Price Funds in 2010, and Messrs. Laporte and Rogers have served as directors of certain Price Funds since 1985 and 2006, respectively, in each case serving as members of the Executive Committee. In addition, specific experience and qualifications of the interested directors with respect to their occupations and directorships of public companies and other investment companies are set forth in the following table.

Name, Year of Birth, and Number of Portfolios in Fund Complex Overseen by Director	Principal Occupation(s) During Past 5 Years	Directorships of Public Companies
Edward C. Bernard 1956 136 portfolios

Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board, Director, and President, T. Rowe Price Investment Services, Inc.; Chairman of the Board and Director, T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Savings Bank, and T. Rowe Price Services, Inc.; Chairman of the Board, Chief Executive Officer, and Director, T. Rowe Price International; Chief Executive Officer, Chairman of the Board, Director, and President, T. Rowe Price Trust Company

Chairman of the Board, all funds

None
Michael C. Gitlin 1970 46 portfolios

Director of Fixed Income, T. Rowe Price (2009 to present); Global Head of Trading, T. Rowe Price (2007 to 2009); Head of U.S. Equity Sales, Citigroup Global Markets (2005 to 2007)

Vice President, Price Hong Kong, Price Singapore, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International; President, Multi-Sector Account Portfolios

None
John H. Laporte; CFA 1945 16 portfolios

Vice President, T. Rowe Price, T. Rowe Price

Group, Inc., and T. Rowe Price Trust Company

Executive Vice President, Spectrum Funds; Vice President, Diversified Small-Cap Growth Fund, Health Sciences Fund, New Horizons Fund, Personal Strategy Funds, and Retirement Funds

None

Name, Year of Birth, and Number of Portfolios in Fund Complex Overseen by Director	Principal Occupation(s) During Past 5 Years	Directorships of Public Companies
Brian C. Rogers; CFA, CIC 1955 74 portfolios

Chief Investment Officer, Director, and Vice President, T. Rowe Price; Chairman of the Board, Chief Investment Officer, Director, and Vice President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price Trust Company

President, Equity Income Fund and Institutional Equity Funds; Vice President, Personal Strategy Funds, Retirement Funds, Spectrum Funds, and Value Fund

None

(a) All information about the directors was current as of December 31, 2011, except for the number of portfolios, which is current as of the date of this SAI.

Retirement and Spectrum Funds (individually, a “Fund-of-Funds” and collectively, “Funds-of-Funds”)

The management of the business and affairs of the Funds-of-Funds is the responsibility of the Board. In exercising their responsibilities, the Board, among other things, will refer to the Special Servicing Agreement and policies and guidelines included in an Application for an Exemptive Order (and accompanying Notice and Order) issued by the SEC in connection with the Spectrum Funds (and which also applies to Retirement Funds). A majority of directors of the Funds-of-Funds are independent. However, the directors and officers of the Funds-of-Funds and certain directors and officers of T. Rowe Price and its affiliates also serve in similar positions with most of the various Price Funds in which the Retirement and Spectrum Funds invest (collectively, “underlying Price funds”). Thus, if the interests of the Funds-of-Funds and the underlying Price funds were ever to become divergent, it is possible that a conflict of interest could arise and affect how this latter group of persons fulfill their fiduciary duties to the Funds-of-Funds and the underlying Price funds. The directors of Funds-of-Funds believe they have structured the Funds-of-Funds to avoid these concerns. However, a situation could conceivably occur where proper action for the Funds-of-Funds could be adverse to the interests of an underlying Price fund, or the reverse could occur. If such a possibility arises, the directors and officers of the affected funds and the directors and officers of T. Rowe Price will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential conflict.

Term of Office and Length of Time Served

The directors serve until retirement, resignation, or election of a successor. The following table shows the year from which each director has served on each fund’s Board (or that of the corporation or trust of which the fund is a part).

		Independent Directors
Fund/Corporation/Trust	Number of portfolios	Brody	Casey	Deering	Dick	Horn	Rodgers	Schreiber	Tercek
Balanced	1	2009	2005	2001	1991	2003	2005	2001	2009
Blue Chip Growth	1	2009	2005	2001	1993	2003	2005	2001	2009
California Tax-Free Income Trust	2	2009	2006	1986	2001	2003	2005	1992	2009
Capital Appreciation	1	2009	2005	2001	1986	2003	2005	2001	2009
Capital Opportunity	1	2009	2005	2001	1994	2003	2005	2001	2009
Corporate Income	1	2009	2006	1995	2001	2003	2005	1995	2009
Diversified Mid-Cap Growth	1	2009	2005	2003	2003	2003	2005	2003	2009
Diversified Small-Cap Growth	1	2009	2005	2001	1997	2003	2005	2001	2009

		Independent Directors
Fund/Corporation/Trust	Number of portfolios	Brody	Casey	Deering	Dick	Horn	Rodgers	Schreiber	Tercek
Dividend Growth	1	2009	2005	2001	1992	2003	2005	2001	2009
Equity Income	1	2009	2005	2001	1994	2003	2005	2001	2009
Financial Services	1	2009	2005	2001	1996	2003	2005	2001	2009
Floating Rate	1	2011	2011	2011	2011	2011	2011	2011	2011
Global Real Estate	1	2009	2008	2008	2008	2008	2008	2008	2009
Global Technology	1	2009	2005	2001	2000	2003	2005	2001	2009
GNMA	1	2009	2006	1985	2001	2003	2005	1992	2009
Growth & Income	1	2009	2005	2001	1982	2003	2005	2001	2009
Growth Stock	1	2009	2005	2001	1980	2003	2005	2001	2009
Health Sciences	1	2009	2005	2001	1995	2003	2005	2001	2009
High Yield	1	2009	2006	1984	2001	2003	2005	1992	2009
Index Trust	3	2009	2005	2001	1994	2003	2005	2001	2009
Inflation Focused Bond	1	2009	2006	2006	2006	2006	2006	2006	2009
Inflation Protected Bond	1	2009	2006	2002	2002	2003	2005	2002	2009
Institutional Equity	6	2009	2005	2001	1996	2003	2005	2001	2009
Institutional Income	3	2009	2006	2002	2002	2003	2005	2002	2009
Institutional International	9	2009	2006	1991	1989	2003	2006	2001	2009
International	17	2009	2006	1991	1988	2003	2006	2001	2009
International Index	1	2009	2006	2000	2000	2003	2006	2001	2009
Media & Telecommunications	1	2009	2005	2001	1997	2003	2005	2001	2009
Mid-Cap Growth	1	2009	2005	2001	1992	2003	2005	2001	2009
Mid-Cap Value	1	2009	2005	2001	1996	2003	2005	2001	2009
Multi-Sector Account Portfolios	6	2012	2012	2012	2012	2012	2012	2012	2012
New America Growth	1	2009	2005	2001	1985	2003	2005	2001	2009
New Era	1	2009	2005	2001	1994	2003	2005	2001	2009
New Horizons	1	2009	2005	2001	1994	2003	2005	2001	2009
New Income	1	2009	2006	1980	2001	2003	2005	1992	2009
Personal Strategy	3	2009	2005	2001	1994	2003	2005	2001	2009
Prime Reserve	1	2009	2006	1979	2001	2003	2005	1992	2009
Real Assets	1	2010	2010	2010	2010	2010	2010	2010	2010
Real Estate	1	2009	2005	2001	1997	2003	2005	2001	2009
TRP Reserve Investment	2	2009	2006	1997	2001	2003	2005	1997	2009
Retirement	12	2009	2005	2002	2002	2003	2005	2002	2009
Science & Technology	1	2009	2005	2001	1994	2003	2005	2001	2009
Short-Term Bond	1	2009	2006	1983	2001	2003	2005	1992	2009
Small-Cap Stock	1	2009	2005	2001	1992	2003	2005	2001	2009
Small-Cap Value	1	2009	2005	2001	1994	2003	2005	2001	2009
Spectrum	3	2009	2005	2001	1999	2003	2005	2001	2009
State Tax-Free Income Trust	8	2009	2006	1986	2001	2003	2005	1992	2009
Strategic Income	1	2009	2008	2008	2008	2008	2008	2008	2009

		Independent Directors
Fund/Corporation/Trust	Number of portfolios	Brody	Casey	Deering	Dick	Horn	Rodgers	Schreiber	Tercek
Summit	2	2009	2006	1993	2001	2003	2005	1993	2009
Summit Municipal	3	2009	2006	1993	2001	2003	2005	1993	2009
Tax-Efficient	1	2009	2005	2001	1997	2003	2005	2001	2009
Tax-Exempt Money	1	2009	2006	1983	2001	2003	2005	1992	2009
Tax-Free High Yield	1	2009	2006	1984	2001	2003	2005	1992	2009
Tax-Free Income	1	2009	2006	1983	2001	2003	2005	1992	2009
Tax-Free Short-Intermediate	1	2009	2006	1983	2001	2003	2005	1992	2009
U.S. Bond Enhanced Index	1	2009	2006	2000	2001	2003	2005	2000	2009
U.S. Large-Cap Core	1	2009	2009	2009	2009	2009	2009	2009	2009
U.S. Treasury	3	2009	2006	1989	2001	2003	2005	1992	2009
Value	1	2009	2005	2001	1994	2003	2005	2001	2009

		Inside Directors
Fund/Corporation/Trust	Number of portfolios	Bernard	Gitlin	Laporte	Rogers
Balanced	1	2006	—	—	2006
Blue Chip Growth	1	2006	—	—	2006
California Tax-Free Income Trust	2	2006	2010	—	—
Capital Appreciation	1	2006	—	—	2006
Capital Opportunity	1	2006	—	1994	—
Corporate Income	1	2006	2010	—	—
Diversified Mid-Cap Growth	1	2006	—	2006	—
Diversified Small-Cap Growth	1	2006	—	1997	—
Dividend Growth	1	2006	—	—	2006
Equity Income	1	2006	—	—	2006
Financial Services	1	2006	—	—	2006
Floating Rate	1	2011	2011	—	—
Global Real Estate	1	2008	—	—	2008
Global Technology	1	2006	—	—	2006
GNMA	1	2006	2010	—	—
Growth & Income	1	2006	—	—	2006
Growth Stock	1	2006	—	—	2006
Health Sciences	1	2006	—	1995	—
High Yield	1	2006	2010	—	—
Index Trust	3	2006	—	—	2006
Inflation Focused Bond	1	2006	2010	—	—
Inflation Protected Bond	1	2006	2010	—	—
Institutional Equity	6	2006	—	—	2006
Institutional Income	3	2006	2010	—	—
Institutional International	9	2006	—	—	2006

		Inside Directors
Fund/Corporation/Trust	Number of portfolios	Bernard	Gitlin	Laporte	Rogers
International	17	2006	—	—	2006
International Index	1	2006	—	—	2006
Media & Telecommunications	1	2006	—	—	2006
Mid-Cap Growth	1	2006	—	—	2006
Mid-Cap Value	1	2006	—	—	2006
Multi-Sector Account Portfolios	6	2012	2012	—	—
New America Growth	1	2006	—	1985	—
New Era	1	2006	—	—	2006
New Horizons	1	2006	—	1988	—
New Income	1	2006	2010	—	—
Personal Strategy	3	2006	—	—	2006
Prime Reserve	1	2006	2010	—	—
Real Assets	1	2010	—	—	2010
Real Estate	1	2006	—	—	2006
TRP Reserve Investment	2	2006	2010	—	—
Retirement	12	2006	—	—	2006
Science & Technology	1	2006	—	1988	—
Short-Term Bond	1	2006	2010	—	—
Small-Cap Stock	1	2006	—	1994	—
Small-Cap Value	1	2006	—	1994	—
Spectrum	3	2006	—	—	2006
State Tax-Free Income Trust	8	2006	2010	—	—
Strategic Income	1	2008	2010	—	—
Summit	2	2006	2010	—	—
Summit Municipal	3	2006	2010	—	—
Tax-Efficient	1	2006	—	—	2006
Tax-Exempt Money	1	2006	2010	—	—
Tax-Free High Yield	1	2006	2010	—	—
Tax-Free Income	1	2006	2010	—	—
Tax-Free Short-Intermediate	1	2006	2010	—	—
U.S. Bond Enhanced Index	1	2006	2010	—	—
U.S. Large-Cap Core	1	2009	—	—	2009
U.S. Treasury	3	2006	2010	—	—
Value	1	2006	—	—	2006

Officers

Fund	Name	Position Held With Fund
All funds	Roger L. Fiery III Gregory S. Golczewski David Oestreicher Deborah D. Seidel Julie L. Waples Gregory K. Hinkle Patricia B. Lippert John R. Gilner	Vice President Vice President Vice President Vice President Vice President Treasurer Secretary Chief Compliance Officer

Fund	Name	Position Held With Fund

Balanced

Charles M. Shriver

E. Frederick Bair

Kimberly E. DeDominicis

Anna M. Dopkin

Mark S. Finn

Paul A. Karpers

Robert M. Larkins

Wyatt A. Lee

Raymond A. Mills

Larry J. Puglia

Guido F. Stubenrauch

Richard T. Whitney

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Blue Chip Growth

Larry J. Puglia

P. Robert Bartolo

Peter J. Bates

Ryan N. Burgess

G. Mark Bussard

Jonathan Chou

Shawn T. Driscoll

David J. Eiswert

Paul D. Greene II

Thomas J. Huber

Michael M. Lasota

George A. Marzano

Timothy E. Parker

Robert W. Sharps

Taymour R. Tamaddon

Ashley R. Woodruff

(For remaining officers, refer to the “All funds” table)

President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Fund	Name	Position Held With Fund

California Tax-Free Income Trust California Tax-Free Bond California Tax-Free Money

Hugh D. McGuirk

Joseph K. Lynagh

Konstantine B. Mallas

Steven G. Brooks

M. Helena Condez

G. Richard Dent

Charles E. Emrich

Kathryn A. Floyd

Jared S. Franz

Alan D. Levenson

Samy B. Muaddi

Linda A. Murphy

Douglas D. Spratley

Timothy G. Taylor

Edward A. Wiese

Michael K. Sewell

Chen Shao

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Assistant Vice President

Assistant Vice President

Capital Appreciation

David R. Giroux

Ryan N. Burgess

Mark S. Finn

Paul D. Greene II

Steven D. Krichbaum

John D. Linehan

Paul M. Massaro

Heather K. McPherson

Joseph M. Milano

Sudhir Nanda

Robert T. Quinn, Jr.

Gabriel Solomon

William J. Stromberg

Taymour R. Tamaddon

Susan G. Troll

Eric L. Veiel

Tamara P. Wiggs

(For remaining officers, refer to the “All funds” table)

President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Capital Opportunity

Anna M. Dopkin

Kennard W. Allen

Peter J. Bates

Christopher W. Carlson

Ann M. Holcomb

Jennifer Martin

Timothy E. Parker

Charles G. Pepin

Jason B. Polun

Robert T. Quinn, Jr.

Gabriel Solomon

Joshua K. Spencer

Taymour R. Tamaddon

Eric L. Veiel

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund

Corporate Income

David A. Tiberii

Steve Boothe

Steven G. Brooks

Michael J. Grogan

Paul A. Karpers

Michael Lambe

Alan D. Levenson

Michael J. McGonigle

Samy B. Muaddi

Alexander S. Obaza

Miso Park

Vernon A. Reid, Jr.

Theodore E. Robson

Brian M. Ropp

Kimberly A Stokes

Robert D. Thomas

Lauren T. Wagandt

Edward A. Wiese

Thea N. Williams

J. Howard Woodward

Zhen Xia

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Assistant Vice President

Diversified Mid-Cap Growth

Donald J. Peters

Donald J. Easley

Kennard W. Allen

Peter J. Bates

Brian W.H. Berghuis

Sudhir Nanda

Timothy E. Parker

Amit Seth

John F. Wakeman

Rouven J. Wool-Lewis

(For remaining officers, refer to the “All funds” table)

President Executive Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Diversified Small-Cap Growth	Sudhir Nanda Anna M. Dopkin Donald J. Easley Prashant Jeyaganesh John H. Laporte Curt J. Organt J. David Wagner (For remaining officers, refer to the “All funds” table)	President Vice President Vice President Vice President Vice President Vice President Vice President
Dividend Growth

Thomas J. Huber

Peter J. Bates

G. Mark Bussard

David M. Lee

Daniel Martino

Timothy E. Parker

Robert T. Quinn, Jr.

Jeffrey Rottinghaus

Gabriel Solomon

William J. Stromberg

Eric L. Veiel

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund

Equity Income

Brian C. Rogers

Andrew M. Brooks

Mark S. Finn

Jon M. Friar

David R. Giroux

Paul D. Greene II

Thomas J. Huber

John D. Linehan

Robert T. Quinn, Jr.

Eric L. Veiel

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Financial Services

Eric L. Veiel

Stephen M. Finamore

Christopher T. Fortune

Jon M. Friar

Nina P. Jones

Yoichiro Kai

Ian C. McDonald

Michael J. McGonigle

Kathryn M. Mongelli

Jason B. Polun

Frederick A. Rizzo

Francisco Sersale

Matthew J. Snowling

Gabriel Solomon

Mitchell J.K. Todd

Tamara P. Wiggs

(For remaining officers, refer to the “All funds” table)

President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Floating Rate

Mark J. Vaselkiv

Justin T. Gerbereux

Paul M. Massaro

Brian E. Burns

Michael F. Connelly

Stephen M Finamore

David R. Giroux

Steven C. Huber

Paul A. Karpers

Michael J. McGonigle

Brian A. Rubin

Walter P. Stuart III

Thomas E. Tewksbury

Thea N. Williams

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Executive Vice President Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Global Real Estate

David M. Lee

Richard N. Clattenburg

Nina P. Jones

Yoichiro Kai

Michael M. Lasota

Robert J. Marcotte

Raymond A. Mills

Eric C. Moffett

Philip A. Nestico

Viral Patel

Marta Yago

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund

Global Technology

Joshua K. Spencer

Kennard W. Allen

Christopher W. Carlson

David J. Eiswert

Henry M. Ellenbogen

Robert N. Gensler

Paul D. Greene II

Rhett K. Hunter

Daniel Martino

Tobias F. Mueller

Hiroaki Owaki

Thomas H. Watson

Alison Mei Ling Yip

Nalin K. Yogasundram

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
GNMA	Andrew C. McCormick Stephen L. Bartolini Brian J. Brennan Christopher P. Brown Keir R. Joyce Martin G. Lee Alan D. Levenson John D. Wells (For remaining officers, refer to the “All funds” table)	President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Growth & Income

Thomas J. Huber

G. Mark Bussard

Shawn T. Driscoll

David M. Lee

Robert T. Quinn, Jr.

Jeffrey Rottinghaus

David L. Rowlett

Gabriel Solomon

Joshua K. Spencer

Eric L. Veiel

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Growth Stock

P. Robert Bartolo

Kennard W. Allen

G. Mark Bussard

Joseph B. Fath

Paul D. Greene II

Barry Henderson

Kris H. Jenner

Daniel Martino

Joseph M. Milano

Larry J. Puglia

Robert W. Sharps

Robert W. Smith

Taymour R. Tamaddon

Eric L. Veiel

Justin P. White

(For remaining officers, refer to the “All funds” table)

President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Fund	Name	Position Held With Fund

Health Sciences

Kris H. Jenner

Ziad Bakri

G. Mark Bussard

Melissa C. Gallagher

John H. Laporte

Graham M. McPhail

Jason Nogueira

Charles G. Pepin

John C.A. Sherman

Taymour R. Tamaddon

Rouven J. Wool-Lewis

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
High Yield

Mark J. Vaselkiv

Jason A. Bauer

Andrew M. Brooks

Michael F. Connelly

Michael Della Vedova

Carson R. Dickson

Stephen M. Finamore

Justin T. Gerbereux

Andrew P. Jamison

Paul A. Karpers

Paul M. Massaro

Michael J. McGonigle

Brian A. Rubin

Walter P. Stuart III

Thomas E. Tewksbury

Thea N. Williams

(For remaining officers, refer to the “All funds” table)

President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Index Trust Equity Index 500 Extended Equity Market Index Total Equity Market Index	E. Frederick Bair Ken D. Uematsu Neil Smith J. Zachary Wood (For remaining officers, refer to the “All funds” table)	President Executive Vice President Vice President Vice President
Inflation Focused Bond

Daniel O. Shackelford

Brian J. Brennan

Steven G. Brooks

Jerome A. Clark

Bridget A. Ebner

Michael J. Grogan

Geoffrey M. Hardin

Charles B. Hill

Keir R. Joyce

Wyatt A. Lee

Andrew C. McCormick

Cheryl A. Mickel

Vernon A. Reid, Jr.

Michael F. Reinartz

John D. Wells

Edward A. Wiese

(For remaining officers, refer to the “All funds” table)

President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Fund	Name	Position Held With Fund

Inflation Protected Bond	Daniel O. Shackelford Brian J. Brennan Geoffrey M. Hardin Alan D. Levenson Andrew C. McCormick Rebecca Setcavage (For remaining officers, refer to the “All funds” table)	President Vice President Vice President Vice President Vice President Assistant Vice President

Institutional Equity Funds

 Institutional Large-Cap Core Growth

 Institutional Large-Cap Growth

 Institutional Large-Cap Value

 Institutional Mid-Cap Equity Growth

 Institutional Small-Cap Stock

 Institutional U.S. Structured Research

Brian C. Rogers

Brian W.H. Berghuis

Anna M. Dopkin

Mark S. Finn

John D. Linehan

Gregory A. McCrickard

Larry J. Puglia

Robert W. Sharps

Ann M. Holcomb

Joseph M. Milano

J. David Wagner

John F. Wakeman

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Institutional Income Funds Institutional Core Plus Institutional Floating Rate Institutional High Yield

Mark J. Vaselkiv

Brian J. Brennan

Justin T. Gerbereux

Paul A. Karpers

Paul M. Massaro

Jeffrey M. Anapolsky

Andrew M. Brooks

Brian E. Burns

Michael J. Conelius

Michael F. Connelly

Stephen M. Finamore

David R. Giroux

Steven C. Huber

Andrew J. Keirle

Ian D. Kelson

Andrew C. McCormick

Michael J. McGonigle

Brian A. Rubin

Daniel O. Shackelford

Walter P. Stuart III

Thomas E. Tewksbury

David A. Tiberii

Edward A. Wiese

Thea N. Williams

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Fund	Name	Position Held With Fund

Institutional International Funds

 Institutional Africa & Middle East

 Institutional Concentrated International Equity

 Institutional Emerging Markets Bond

 Institutional Emerging Markets Equity

 Institutional Global Equity

 Institutional Global Large-Cap Equity

 Institutional International Bond

 Institutional International Core Equity

 Institutional International Growth Equity

Christopher D. Alderson

Oliver D.M. Bell

R. Scott Berg

Richard N. Clattenburg

Michael J. Conelius

Mark J.T. Edwards

Robert N. Gensler

Andrew J. Keirle

Ian D. Kelson

Raymond A. Mills

Joshua Nelson

Jason Nogueira

Gonzalo Pangaro

Christopher J. Rothery

Federico Santilli

Robert W. Smith

Ulle Adamson

Roy H. Adkins

Paulina Amieva

Jose Costa Buck

Carolyn Hoi Che Chu

Michael Della Vedova

Richard de los Reyes

Bridget A. Ebner

David J. Eiswert

M. Campbell Gunn

Leigh Innes

Randal S. Jenneke

Kris H. Jenner

Yoichiro Kai

Christopher J. Kushlis

Mark J. Lawrence

David M. Lee

Christopher C. Loop

Anh Lu

Daniel Martino

Jonathan H.W. Matthews

Susanta Mazumdar

Michael D. Oh

Kenneth A. Orchard

Timothy E. Parker

Frederick A. Rizzo

Sebastian Schrott

Robert W. Sharps

David Stanley

Jonty Starbuck

Ju Yen Tan

Dean Tenerelli

Eric L. Veiel

Christopher S. Whitehouse

J. Howard Woodward

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Fund	Name	Position Held With Fund

International Funds

 Africa & Middle East

 Emerging Europe

 Emerging Markets Bond

 Emerging Markets Local Currency Bond

 Emerging Markets Stock

 European Stock

 Global Infrastructure

 Global Large-Cap Stock

 Global Stock

 International Bond

 International Discovery

 International Growth & Income

 International Stock

 Japan

 Latin America

 New Asia

 Overseas Stock

Christopher D. Alderson

Oliver D.M. Bell

R. Scott Berg

Jose Costa Buck

Richard N. Clattenburg

Michael J. Conelius

Mark J.T. Edwards

Robert N. Gensler

M. Campbell Gunn

Leigh Innes

Andrew J. Keirle

Ian D. Kelson

Anh Lu

Jonathan H.W. Matthews

Susanta Mazumdar

Raymond A. Mills

Joshua Nelson

Jason Nogueira

Gonzalo Pangaro

Christopher J. Rothery

Federico Santilli

Robert W. Smith

Dean Tenerelli

Justin Thomson

Ulle Adamson

Roy H. Adkins

Syed H. Ali

Paulina Amieva

Peter J. Bates

Brian J. Brennan

Ryan N. Burgess

Tak Yiu Cheng

Carolyn Hoi Che Chu

Archibald Ciganer Albeniz

Michael Della Vedova

Richard de los Reyes

Jessie Q. Ding

Shawn T. Driscoll

Bridget A.Ebner

David J. Eiswert

Henry M. Ellenbogen

Melissa C. Gallagher

Benjamin Griffiths

Randal S. Jenneke

Kris H. Jenner

Yoichiro Kai

Christopher J. Kushlis

Mark J. Lawrence

David M. Lee

Christopher C. Loop

Sebastien Mallet

Daniel Martino

Eric C. Moffett

President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Fund	Name	Position Held With Fund

International Funds (continued)

 Africa & Middle East

 Emerging Europe

 Emerging Markets Bond

 Emerging Markets Local Currency Bond

 Emerging Markets Stock

 European Stock

 Global Infrastructure

 Global Large-Cap Stock

 Global Stock

 International Bond

 International Discovery

 International Growth & Income

 International Stock

 Japan

 Latin America

 New Asia

 Overseas Stock

Philip A. Nestico

Hwee Jan Ng

Sridhar Nishtala

Michael D. Oh

Kenneth A. Orchard

Hiroaki Owaki

Timothy E. Parker

Frederick A. Rizzo

Naoto Saito

Sebastian Schrott

Francisco Sersale

Jeneiv Shah

Robert W. Sharps

John C.A. Sherman

Eunbin Song

David Stanley

Jonty Starbuck

Miki Takeyama

Ju Yen Tan

Sin Dee Tan

Mitchell J.K. Todd

Eric L. Veiel

Verena E. Wachnitz

David J. Wallack

Hiroshi Watanabe

Christopher S. Whitehouse

Clive M. Williams

J. Howard Woodward

Marta Yago

Ernest C. Yeung

Alison Mei Ling Yip

Christopher Yip

Wenli Zheng

(For remaining officers, refer to the “All funds” table)

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

International Index Fund International Equity Index	E. Frederick Bair Neil Smith Ken D. Uematsu J. Zachary Wood (For remaining officers, refer to the “All funds” table)	President Executive Vice President Vice President Vice President
Media & Telecommunications

Daniel Martino

Ulle Adamson

P. Robert Bartolo

David J. Eiswert

Henry M. Ellenbogen

Joseph B. Fath

Paul D. Greene II

Philip A. Nestico

Curt J. Organt

Corey Shull

Robert W. Smith

Justin P. White

Christopher S. Whitehouse

Ernest C. Yeung

Wenli Zheng

(For remaining officers, refer to the “All funds” table)

President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Fund	Name	Position Held With Fund
Mid-Cap Growth

Brian W.H. Berghuis

John F. Wakeman

Kennard W. Allen

P. Robert Bartolo

Shawn T. Driscoll

Donald J. Easley

Henry M. Ellenbogen

Kris H. Jenner

Robert J. Marcotte

Daniel Martino

Joseph M. Milano

Clark R. Shields

Taymour R. Tamaddon

(For remaining officers, refer to the “All funds” table)

President Executive Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Mid-Cap Value

David J. Wallack

Heather K. McPherson

Peter J. Bates

Christopher W. Carlson

Jonathan Chou

Andrew S. Davis

Henry M. Ellenbogen

Mark S. Finn

Gregory A. McCrickard

Ian C. McDonald

Joseph M. Milano

J. David Wagner

John M. Williams

(For remaining officers, refer to the “All funds” table)

President Executive Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund

Multi-Sector Account Portfolios

 Emerging Markets Bond Multi-Sector Account Portfolio

 Emerging Markets Local Multi-Sector Account Portfolio

 Floating Rate Multi-Sector Account Portfolio

 High Yield Multi-Sector Account Portfolio

 Investment-Grade Corporate Multi-Sector Account Portfolio

 Mortgage-Backed Securities Multi-Sector Account Portfolio

Michael C. Gitlin

Michael J. Conelius

Justin T. Gerbereux

Andrew J. Keirle

Paul M. Massaro

Andrew C. McCormick

Christopher J. Rothery

David A. Tiberii

Mark J. Vaselkiv

Roy H. Adkins

Anil K. Andhavarapu

Stephen L. Bartolini

Steve Boothe

Brian J. Brennan

Steven G. Brooks

Christopher P. Brown

Brian E. Burns

Sheldon Chan

Carolyn Hoi Che Chu

Michael F. Connelly

Bridget A. Ebner

Stephen M. Finamore

Michael J. Grogan

Steven C. Huber

Keir R. Joyce

Paul A. Karpers

Ian D. Kelson

Christopher J. Kushlis

Michael Lambe

Martin G. Lee

Alan D. Levenson

Christopher C. Loop

Michael J. McGonigle

Samy B. Muaddi

Christina Ni

Alexander S. Obaza

Michael D. Oh

Miso Park

Vernon A. Reid, Jr.

Theodore E. Robson

Brian M. Ropp

Brian A. Rubin

Daniel O. Shackelford

David Stanley

Kimberly A. Stokes

Walter P. Stuart III

Ju Yen Tan

Thomas E. Tewksbury

Robert. D. Thomas

Siby Thomas

Lauren T. Wagandt

John D. Wells

Edward A. Wiese

Thea N. Williams

J. Howard Woodward

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Fund	Name	Position Held With Fund

New America Growth

Joseph M. Milano

Francisco M. Alonso

P. Robert Bartolo

Brian W.H. Berghuis

Shawn T. Driscoll

Benjamin D. Landy

Ian C. McDonald

Jason Nogueira

Curt J. Organt

Robert W. Sharps

Clark R. Shields

Taymour R. Tamaddon

Craig A. Thiese

Eric L. Veiel

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
New Era

Timothy E. Parker

Syed H. Ali

Ryan N. Burgess

Richard de los Reyes

Shawn T. Driscoll

Mark S. Finn

Shinwoo Kim

Jeremy D. Kokemor

Steven D. Krichbaum

Benjamin D. Landy

Ryan Martyn

Susanta Mazumdar

Heather K. McPherson

Craig J. Pennington

Craig A. Thiese

David J. Wallack

John M. Williams

Nalin K. Yogasundram

(For remaining officers, refer to the “All funds” table)

President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

New Horizons

Henry M. Ellenbogen

Francisco M. Alonso

Brian W.H. Berghuis

Michael F. Blandino

G. Mark Bussard

Christopher W. Carlson

Rhett K. Hunter

Kris H. Jenner

John H. Laporte

Graham M. McPhail

Timothy E. Parker

Clark R. Shields

Michael F. Sola

Taymour R. Tamaddon

Justin Thomson

J. David Wagner

Thomas H. Watson

Ashley R. Woodruff

Nalin K. Yogasundram

(For remaining officers, refer to the “All funds” table)

President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice Presdient

Vice President

Vice President

Fund	Name	Position Held With Fund

New Income

Daniel O. Shackelford

Brian J. Brennan

Michael J. Grogan

Geoffrey J. Hardin

Steven C. Huber

Alan D. Levenson

Andrew C. McCormick

Vernon A. Reid, Jr.

David A. Tiberii

Edward A. Wiese

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Personal Strategy Funds Personal Strategy Balanced Personal Strategy Growth Personal Strategy Income

Charles M. Shriver

Christopher D. Alderson

E. Frederick Bair

Jerome A. Clark

Kimberly E. DeDominicis

Mark S. Finn

Ian D. Kelson

John H. Laporte

Wyatt A. Lee

Raymond A. Mills

Larry J. Puglia

Brian C. Rogers

Robert W. Smith

Guido F. Stubenrauch

Mark J. Vaselkiv

Richard T. Whitney

(For remaining officers, refer to the “All funds” table)

President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Prime Reserve

Joseph K. Lynagh

Steven G. Brooks

M. Helena Condez

G. Richard Dent

Kathryn A. Floyd

Jared S.Franz

Alan D. Levenson

Samy B. Muaddi

Douglas D. Spratley

Edward A. Wiese

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Real Assets

Wyatt A. Lee

E. Frederick Bair

Richard de los Reyes

Jared S. Franz

Stefan Hubrich

David M. Lee

Susanta Mazumdar

Timothy E. Parker

Daniel O. Shackelford

Richard T. Whitney

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund
Real Estate	David M. Lee Anna M. Dopkin Joseph B. Fath Thomas J. Huber Nina P. Jones Michael M. Lasota Philip A. Nestico Theodore E. Robson (For remaining officers, refer to the “All funds” table)	President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

TRP Reserve Investment Funds TRP Government Reserve Investment TRP Reserve Investment

Joseph K. Lynagh

Steven G. Brooks

M. Helena Condez

G. Richard Dent

Kathryn A. Floyd

Jared S. Franz

Alan D. Levenson

Samy B. Muaddi

Douglas D. Spratley

Edward A. Wiese

Chen Shao

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Assistant Vice President

Retirement Funds

 Retirement 2005

 Retirement 2010

 Retirement 2015

 Retirement 2020

 Retirement 2025

 Retirement 2030

 Retirement 2035

 Retirement 2040

 Retirement 2045

 Retirement 2050

 Retirement 2055

 Retirement Income

Jerome A. Clark

Wyatt A. Lee

Christopher D. Alderson

Kimberly E. DeDominicis

Ian D. Kelson

John H. Laporte

Brian C. Rogers

Daniel O. Shackelford

Charles M. Shriver

Robert W. Smith

Guido F. Stubenrauch

Mark J. Vaselkiv

Richard T. Whitney

(For remaining officers, refer to the “All funds” table)

President Executive Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Science & Technology

Kennard W. Allen

Brian W.H. Berghuis

David J. Eiswert

Rhett K. Hunter

Daniel Martino

Shalin Mody

Tobias F. Mueller

Hiroaki Owaki

Michael F. Sola

Joshua K. Spencer

Thomas H. Watson

Alison Mei Ling Yip

Nalin K. Yogasundram

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund

Short-Term Bond

Edward A. Wiese

Brian J. Brennan

Steven G. Brooks

Bridget A. Ebner

Michael J. Grogan

Geoffrey M. Hardin

Charles B. Hill

Keir R. Joyce

Andrew C. McCormick

Cheryl A. Mickel

Vernon A. Reid, Jr.

Michael F. Reinartz

Daniel O. Shackelford

John D. Wells

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Small-Cap Stock

Gregory A. McCrickard

Francisco M. Alonso

Preston G. Athey

Ira W. Carnahan

Andrew S. Davis

Hugh M. Evans III

Christopher T. Fortune

Steven D. Krichbaum

Robert J. Marcotte

Joseph M. Milano

Curt J. Organt

Michael F. Sola

J. David Wagner

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Small-Cap Value

Preston G. Athey

Francisco M. Alonso

Hugh M. Evans III

Christopher T. Fortune

Nina P. Jones

Steven D. Krichbaum

Gregory A. McCrickard

Curt J. Organt

J. David Wagner

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Spectrum Funds Spectrum Growth Spectrum Income Spectrum International

Charles M. Shriver

Christopher D. Alderson

Kimberly E. DeDominicis

Ian D. Kelson

John H. Laporte

Brian C. Rogers

Daniel O. Shackelford

Robert W. Smith

Guido F. Stubenrauch

Mark J. Vaselkiv

Richard T. Whitney

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund

State Tax-Free Income Trust

 Georgia Tax-Free Bond

 Maryland Short-Term Tax-Free Bond

 Maryland Tax-Free Bond

 Maryland Tax-Free Money

 New Jersey Tax-Free Bond

 New York Tax-Free Bond

 New York Tax-Free Money

 Virginia Tax-Free Bond

Hugh D. McGuirk

Charles B. Hill

Joseph K. Lynagh

Konstantine B. Mallas

Austin Applegate

R. Lee Arnold, Jr.

M. Helena Condez

Patricia S. Deford

G. Richard Dent

Charles E. Emrich

Kathryn A. Floyd

Jared S. Franz

Dylan Jones

Marcy M. Lash

Alan D. Levenson

Samy B. Muaddi

James M. Murphy

Linda A. Murphy

Douglas D. Spratley

Timothy G. Taylor

Edward A. Wiese

Michael K. Sewell

Chen Shao

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Executive Vice President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Assistant Vice President

Assistant Vice President

Strategic Income

Steven C. Huber

Michael J. Conelius

Justin T. Gerbereux

Andrew J. Keirle

Ian D. Kelson

Martin G. Lee

Andrew C. McCormick

Michael J. McGonigle

David Stanley

Ju Yen Tan

David A. Tiberii

Mark J. Vaselkiv

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Summit Funds Summit Cash Reserves Summit GNMA

Andrew C. McCormick

Joseph K. Lynagh

Stephen L. Bartolini

Brian J. Brennan

Christopher P. Brown

M. Helena Condez

G. Richard Dent

Kathryn A. Floyd

Jared S. Franz

Keir R. Joyce

Martin G. Lee

Alan D. Levenson

Samy B. Muaddi

Douglas D. Spratley

Susan G. Troll

John D. Wells

Edward A. Wiese

Chen Shao

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Assistant Vice President

Fund	Name	Position Held With Fund

Summit Municipal Funds Summit Municipal Income Summit Municipal Intermediate Summit Municipal Money Market

Hugh D. McGuirk

Charles B. Hill

Joseph K. Lynagh

Konstantine B. Mallas

R. Lee Arnold, Jr.

M. Helena Condez

Patricia S. Deford

G. Richard Dent

Charles E. Emrich

Kathryn A. Floyd

Jared S. Franz

Dylan Jones

Marcy M. Lash

Alan D. Levenson

Samy B. Muaddi

James M. Murphy

Linda A. Murphy

Douglas D. Spratley

Timothy G. Taylor

Edward A. Wiese

Michael K. Sewell

Chen Shao

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Executive Vice President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Assistant Vice President

Assistant Vice President

Tax-Efficient Funds Tax-Efficient Equity

Donald J. Peters

Kennard W. Allen

Preston G. Athey

Ziad Bakri

Andrew S. Davis

Donald J. Easley

Timothy E. Parker

Robert T. Quinn, Jr.

William J. Stromberg

Taymour R. Tamaddon

Mark R. Weigman

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Tax-Exempt Money

Joseph K. Lynagh

Steven G. Brooks

M. Helena Condez

G. Richard Dent

Kathryn A. Floyd

Jared S. Franz

Marcy M. Lash

Alan D. Levenson

Samy B. Muaddi

Douglas D. Spratley

Edward A. Wiese

Chen Shao

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Assistant Vice President

Fund	Name	Position Held With Fund

Tax-Free High Yield

James M. Murphy

R. Lee Arnold, Jr.

M. Helena Condez

Patricia S. Deford

G. Richard Dent

Charles B. Hill

Dylan Jones

Marcy M. Lash

Konstantine B. Mallas

Hugh D. McGuirk

Linda A. Murphy

Timothy G. Taylor

Michael K. Sewell

Chen Shao

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Assistant Vice President

Assistant Vice President

Tax-Free Income

Konstantine B. Mallas

R. Lee Arnold, Jr.

M. Helena Condez

Patricia S. Deford

G. Richard Dent

Charles B. Hill

Marcy M. Lash

Hugh D. McGuirk

James M. Murphy

Timothy G. Taylor

Michael K. Sewell

Chen Shao

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Assistant Vice President Assistant Vice President
Tax-Free Short-Intermediate

Charles B. Hill

M. Helena Condez

G. Richard Dent

Charles E. Emrich

Dylan Jones

Marcy M. Lash

Joseph K. Lynagh

Konstantine B. Mallas

Hugh D. McGuirk

Timothy G. Taylor

Edward A. Wiese

Michael K. Sewell

Chen Shao

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Assistant Vice President Assistant Vice President
U.S. Bond Enhanced Index	Robert M. Larkins Steven C. Huber Martin G. Lee Peter Leiser, Jr. Andrew C. McCormick Brian M. Ropp Daniel O. Shackelford David A. Tiberii Zhen Xia (For remaining officers, refer to the “All funds” table)	President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund

U.S. Large-Cap Core

Jeffrey Rottinghaus

Peter J. Bates

G. Mark Bussard

Shawn T. Driscoll

Joseph B. Fath

Mark S. Finn

John D. Linehan

George A. Marzano

Timothy E. Parker

Robert T. Quinn, Jr.

Robert W. Sharps

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
U.S. Treasury Funds U.S. Treasury Intermediate U.S. Treasury Long-Term U.S. Treasury Money

Brian J. Brennan

Joseph K. Lynagh

Steven G. Brooks

M. Helena Condez

G. Richard Dent

Kathryn A. Floyd

Jared S. Franz

Geoffrey M. Hardin

Alan D. Levenson

Andrew C. McCormick

Samy B. Muaddi

Vernon A. Reid, Jr.

Daniel O. Shackelford

Douglas D. Spratley

Edward A. Wiese

Rebecca L. Setcavage

Chen Shao

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Assistant Vice President

Assistant Vice President

Value

Mark S. Finn

Peter J. Bates

Ryan N. Burgess

Ira W. Carnahan

Andrew S. Davis

David R. Giroux

John D. Linehan

Heather K. McPherson

Robert T. Quinn, Jr.

Brian C. Rogers

Joshua K. Spencer

Walter P. Stuart III

Eric L. Veiel

Tamara P. Wiggs

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Officers

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Ulle Adamson, 1979 Vice President, T Rowe Price Group, Inc. and T. Rowe Price International; CFA	Vice President, Institutional International Funds, International Funds, and Media & Telecommunications Fund

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)

Roy H. Adkins, 1970 Vice President, T Rowe Price and T. Rowe Price Group, Inc.; formerly Employee, African Development Bank (to 2008)	Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios

Christopher D. Alderson, 1962

Director and President-International Equity, T. Rowe Price International; Company’s Representative, Director and Vice President, Price Hong Kong; Director and Vice President, Price Singapore; Vice President, T. Rowe Price Group, Inc.

President, Institutional International Funds and International Funds; Vice President, Personal Strategy Funds, Retirement Funds, and Spectrum Funds
Syed H. Ali, 1970 Vice President, Price Singapore and T. Rowe Price Group, Inc.; formerly Research Analyst, Credit Suisse Securities (to 2010)	Vice President, International Funds and New Era Fund

Kennard W. Allen, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Science & Technology Fund; Vice President, Capital Opportunity Fund, Diversified Mid-Cap Growth Fund, Global Technology Fund, Growth Stock Fund, Mid-Cap Growth Fund, and Tax-Efficient Funds

Francisco M. Alonso, 1978 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, New America Growth Fund, New Horizons Fund, Small-Cap Stock Fund, and Small-Cap Value Fund

Paulina Amieva, 1981 Vice President, T Rowe Price Group, Inc. and T. Rowe Price International; formerly student Harvard Business School (to 2008)	Vice President, Institutional International Funds and International Funds

Jeffrey M. Anapolsky, 1971 Vice President, T. Rowe Price; formerly Vice President, American Capital, Ltd. (to 2010)	Vice President, Institutional Income Funds

Anil Kumar Andhavarapu, 1980 Vice President, T Rowe Price; formerly Employee, Nomura Holdings America, Inc. (to 2009)	Vice President, Multi-Sector Account Portfolios

Austin Applegate, 1974 Vice President, T. Rowe Price; formerly Senior Municipal Credit Research Analyst, Barclays Capital (to 2011); Research Analyst, Lehman Brothers, Inc. (to 2008)	Vice President, State Tax-Free Income Trust

R. Lee Arnold, Jr., 1970 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA, CPA	Executive Vice President, Tax-Free High Yield Fund; Vice President, State Tax-Free Income Trust, Summit Municipal Funds, and Tax-Free Income Fund
Preston G. Athey, 1949 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company; CFA, CIC	President, Small-Cap Value Fund; Vice President, Small-Cap Stock Fund and Tax-Efficient Funds
E. Frederick Bair, 1969 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA, CPA	President, Index Trust and International Index Fund; Vice President, Balanced Fund, Personal Strategy Funds, and Real Assets Fund

Ziad Bakri, 1980 Employee, T. Rowe Price, formerly Vice President, Cowen and Company; M.D., CFA	Vice President, Health Sciences Fund and Tax-Efficient Funds
Stephen L. Bartolini, 1977 Vice President, T Rowe Price; formerly Senior Portfolio Manager, Senior Trader, and Analyst, Fannie Mae (to 2010); CFA	Vice President, GNMA Fund, Multi-Sector Account Portfolios, and Summit Funds

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
P. Robert Bartolo, 1972 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA, CPA	President, Growth Stock Fund; Vice President, Blue Chip Growth Fund, Media & Telecommunications Fund, Mid-Cap Growth Fund, and New America Growth Fund
Peter J. Bates, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA

Vice President, Blue Chip Growth Fund, Capital Opportunity Fund, Diversified Mid-Cap Growth Fund, Dividend Growth Fund, International Funds, Mid-Cap Value Fund, U.S. Large-Cap Core Fund, and Value Fund

Jason A. Bauer, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Summer Intern, T. Rowe Price (to 2007); formerly Investment Analyst, Prudential Capital Group (to 2006)	Vice President, High Yield Fund

Oliver D.M. Bell, 1969

Vice President, T. Rowe Price International, formerly Head of Global Emerging Markets Research, Pictet Asset Management Ltd. (to 2011) and Portfolio Manager of Africa and Middle East portfolios and other emerging markets strategies, Pictet Asset Management Ltd. (to 2009)

Executive Vice President, Institutional International Funds and International Funds
R. Scott Berg, 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Executive Vice President, Institutional International Funds and International Funds
Brian W.H. Berghuis, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA

President, Mid-Cap Growth Fund; Executive Vice President, Institutional Equity Funds; Vice President, Diversified Mid-Cap Growth Fund, New America Growth Fund, New Horizons Fund, and Science & Technology Fund

Michael F. Blandino, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc. formerly Executive Director, Convertible Sales, JPMorgan (to 2009)	Vice President, New Horizons Fund
Steve Boothe, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Executive Vice President, Corporate Income Fund; Vice President, Multi-Sector Account Portfolios

Brian J. Brennan, 1964 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company; CFA

President, U.S. Treasury Funds; Executive Vice President, Institutional Income Funds; Vice President, GNMA Fund, Inflation Focused Bond Fund, Inflation Protected Bond Fund, International Funds, Multi-Sector Account Portfolios, New Income Fund, Short-Term Bond Fund, and Summit Funds

Andrew M. Brooks, 1956 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Equity Income Fund, High Yield Fund, and Institutional Income Funds
Steven G. Brooks, 1954 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA

Vice President, California Tax-Free Income Trust, Corporate Income Fund, Inflation Focused Bond Fund, Multi-Sector Account Portfolios, Prime Reserve Fund, TRP Reserve Investment Funds, Short-Term Bond Fund, Tax-Exempt Money Fund, and U.S. Treasury Funds

Christopher P. Brown, 1977 Vice President, T. Rowe Price	Vice President, GNMA Fund, Multi-Sector Account Portfolios, and Summit Funds

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Jose Costa Buck, 1972 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, International Funds; Vice President, Institutional International Funds
Ryan N. Burgess, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Blue Chip Growth Fund, Capital Appreciation Fund, International Funds, New Era Fund, and Value Fund

Brian E. Burns, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Floating Rate Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
G. Mark Bussard, 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Blue Chip Growth Fund, Dividend Growth Fund, Growth & Income Fund, Growth Stock Fund, Health Sciences Fund, New Horizons Fund, and U.S. Large-Cap Core Fund
Christopher W. Carlson, 1967 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Opportunity Fund, Global Technology Fund, Mid-Cap Value Fund, and New Horizons Fund

Ira W. Carnahan, 1963 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Small-Cap Stock Fund and Value Fund

Sheldon Chan, 1981 Vice President, Price Hong Kong; formerly Associate Director, HSBC (Hong Kong) (to 2011)	Vice President, Multi-Sector Account Portfolios

Tak Yiu Cheng, 1974 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.; formerly Analyst, CLS, BNP Paribos, and Deutsche Bank (to 2008); CFA, CPA	Vice President, International Funds

Jonathan Chou, 1980

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly student, Darden Graduate School of Business Administration, University of Virginia (to 2008); and Principal, Gladstone Management Corporation (to 2006)

Vice President, Blue Chip Growth Fund and Mid-Cap Value Fund

Carolyn Hoi Che Chu, 1974

Vice President, Price Hong Kong and T Rowe Price Group, Inc.; formerly Director, Bank of America Merrill Lynch and co-head of credit and convertibles research team in Hong Kong (to 2010)

Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios

Archibald Ciganer Albeniz, 1976 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Vice President in Mergers and Acquisitions, BNP Paribas, Japan (to 2007); CFA	Vice President, International Funds
Jerome A. Clark, 1961 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company; CFA	President, Retirement Funds; Vice President, Inflation Focused Bond Fund and Personal Strategy Funds
Richard N. Clattenburg, 1979 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International; CFA	Executive Vice President, Institutional International Funds and International Funds; Vice President, Global Real Estate Fund

M. Helena Condez, 1962 Vice President, T. Rowe Price

Vice President, California Tax-Free Income Trust, Prime Reserve Fund, TRP Reserve Investment Funds, State Tax-Free Income Trust, Summit Funds, Summit Municipal Funds, Tax-Exempt Money Fund, Tax-Free High Yield Fund, Tax-Free Income Fund, Tax-Free Short-Intermediate Fund, and U.S. Treasury Funds

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Michael J. Conelius, 1964 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company; CFA	Executive Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios; Vice President, Institutional Income Funds and Strategic Income Fund

Michael F. Connelly, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Floating Rate Fund, High Yield Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Andrew S. Davis, 1978 Employee, T. Rowe Price; Intern, Franklin Templeton Investments (to 2009); Manager, Deloitte Financial Advisory Services (to 2008)	Vice President, Mid-Cap Value Fund, Small-Cap Stock Fund, Tax-Efficient Funds, and Value Fund
Kimberly E. DeDominicis, 1976 Vice President, T. Rowe Price and T. Rowe Price Trust Company	Vice President, Balanced Fund, Personal Strategy Funds, Retirement Funds, and Spectrum Funds

Patricia S. Deford, 1957 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, State Tax-Free Income Trust, Summit Municipal Funds, Tax-Free High Yield Fund, and Tax-Free Income Fund

Michael Della Vedova, 1969

Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Co-founder and Partner, Four Quarter Capital (to 2009); Senior Analyst and Assistant Portfolio Manager, Muzinich & Company Limited (to 2007)

Vice President, High Yield Fund, Institutional International Funds, and International Funds

Richard de los Reyes, 1975 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Institutional International Funds, International Funds, New Era Fund, and Real Assets Fund
G. Richard Dent, 1960 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Vice President, California Tax-Free Income Trust, Prime Reserve Fund, TRP Reserve Investment Funds, State Tax-Free Income Trust, Summit Funds, Summit Municipal Funds, Tax-Exempt Money Fund, Tax-Free High Yield Fund, Tax-Free Income Fund, Tax-Free Short-Intermediate Fund, and U.S. Treasury Funds

Jessie Q. Ding, 1981 Employee, T. Rowe Price; formerly Associate, TPG Capital (to 2008) and Investment Banking Analyst, Morgan Stanley (to 2006)	Vice President, International Funds

Carson R. Dickson, 1976 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Equity Research Analyst, MTB Investment Advisors (to 2008); CFA, CPA	Vice President, High Yield Fund
Anna M. Dopkin, 1967 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company; CFA	President, Capital Opportunity Fund; Executive Vice President, Institutional Equity Funds; Vice President, Balanced Fund, Diversified Small-Cap Growth Fund, and Real Estate Fund

Shawn T. Driscoll, 1975 Vice President, T. Rowe Price Group, Inc.	Vice President, Blue Chip Growth Fund, Growth & Income Fund, International Funds, Mid-Cap Growth Fund, New America Growth Fund, New Era Fund, and U.S. Large-Cap Core Fund
Donald J. Easley, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Executive Vice President, Diversified Mid-Cap Growth Fund; Vice President, Diversified Small-Cap Growth Fund, Mid-Cap Growth Fund, and Tax-Efficient Funds

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)

Bridget A. Ebner, 1970 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Inflation Focused Bond Fund, Institutional International Funds, International Funds, Multi-Sector Account Portfolios, and Short-Term Bond Fund

Mark J.T. Edwards, 1957 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, Institutional International Funds and International Funds

David J. Eiswert, 1972 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International; CFA	Vice President, Blue Chip Growth Fund, Global Technology Fund, Institutional International Funds, International Funds, Media & Telecommunications Fund, and Science & Technology Fund

Henry M. Ellenbogen, 1973 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, New Horizons Fund; Vice President, Global Technology Fund, International Funds, Media & Telecommunications Fund, Mid-Cap Growth Fund, and Mid-Cap Value Fund

Charles E. Emrich, 1961 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, California Tax-Free Income Trust, State Tax-Free Income Trust, Summit Municipal Funds, and Tax-Free Short-Intermediate Fund

Hugh M. Evans III, 1966 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Small-Cap Stock Fund and Small-Cap Value Fund
Joseph B. Fath, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CPA	Vice President, Growth Stock Fund, Media & Telecommunications Fund, Real Estate Fund, and U.S. Large-Cap Core Fund
Roger L. Fiery III, 1959 Vice President, Price Hong Kong, Price Singapore, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company; CPA	Vice President, all funds

Stephen M. Finamore, 1976 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CPA	Vice President, Financial Services Fund, Floating Rate Fund, High Yield Fund, Institutional Income Funds, and Multi-Sector Account Portfolios

Mark S. Finn, 1963 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA, CPA

President, Value Fund; Executive Vice President, Institutional Equity Funds; Vice President, Balanced Fund, Capital Appreciation Fund, Equity Income Fund, Mid-Cap Value Fund, New Era Fund, Personal Strategy Funds, and U.S. Large-Cap Core Fund

Kathryn A. Floyd, 1982 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA

Vice President, California Tax-Free Income Trust, Prime Reserve Fund, TRP Reserve Investment Funds, State Tax-Free Income Trust, Summit Funds, Summit Municipal Funds, Tax-Exempt Money Fund, and U.S. Treasury Funds

Christopher T. Fortune, 1973 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Financial Services Fund, Small-Cap Stock Fund, and Small-Cap Value Fund

Jared S. Franz, 1977 Assistant Vice President, T. Rowe Price formerly student, University of Illinois at Chicago (to 2008)

Vice President, California Tax-Free Income Trust, Real Assets Fund, Prime Reserve Fund, TRP Reserve Investment Funds, State Tax-Free Income Trust, Summit Funds, Summit Municipal Funds, Tax-Exempt Money Fund, and U.S. Treasury Funds

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)

Jon M. Friar, 1982 Employee, T. Rowe Price; formerly Summer Intern, T. Rowe Price (to 2011); Associate – Structured Product Sales, Barclays Capital ( to 2008)	Vice President, Equity Income Fund and Financial Services Fund

Melissa C. Gallagher, 1974 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly European Pharmaceuticals and Biotech Analyst, Bear Stearns International Ltd. (to 2008)	Vice President, Health Sciences Fund and International Funds
Robert N. Gensler, 1957 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International	Executive Vice President, Institutional International Funds and International Funds; Vice President, Global Technology Fund

Justin T. Gerbereux, 1975 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	Executive Vice President, Floating Rate Fund, Institutional Income Funds, and Multi-Sector Account Portfolios; Vice President, High Yield Fund and Strategic Income Fund

John R. Gilner, 1961 Chief Compliance Officer and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc. and T. Rowe Price Investment Services, Inc.	Chief Compliance Officer, all funds
David R. Giroux, 1975 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	President, Capital Appreciation Fund; Vice President, Equity Income Fund, Floating Rate Fund, Institutional Income Funds, and Value Fund
Gregory S. Golczewski, 1966 Vice President, T. Rowe Price and T. Rowe Price Trust Company	Vice President, all funds
Paul D. Greene II, 1978 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Blue Chip Growth Fund, Capital Appreciation Fund, Equity Income Fund, Global Technology Fund, Growth Stock Fund, and Media & Telecommunications Fund
Benjamin Griffiths, 1977 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Vice President, International Funds

Michael J. Grogan, 1971 Vice President, T. Rowe Price and T. Rowe Price Group Inc.; CFA	Vice President, Corporate Income Fund, Inflation Focused Bond Fund, Multi-Sector Account Portfolios, and New Income Fund; Assistant Vice President, Short-Term Bond Fund

M. Campbell Gunn, 1956 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, International Funds; Vice President, Institutional International Funds

Geoffrey M. Hardin, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly, Investment Analyst, Morgan Stanley’s Alternative Investment Partners Group (to 2007)	Vice President, Inflation Focused Bond Fund, Inflation Protected Bond Fund, New Income Fund, Short-Term Bond Fund, and U.S. Treasury Funds

Barry Henderson, 1966 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Growth Stock Fund
Charles B. Hill, 1961 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA

President, Tax-Free Short-Intermediate Fund; Executive Vice President, State Tax-Free Income Trust and Summit Municipal Funds; Vice President, Inflation Focused Bond Fund, Short-Term Bond Fund, Tax-Free High Yield Fund, and Tax-Free Income Fund

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Gregory K. Hinkle, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; formerly, partner, PricewaterhouseCoopers, LLP (to 2007); CPA	Treasurer, all funds
Ann M. Holcomb, 1972 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	Vice President, Capital Opportunity Fund and Institutional Equity Funds
Steven C. Huber, 1958 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA, FSA	President, Strategic Income Fund; Vice President, Floating Rate Fund, Institutional Income Funds, Multi-Sector Account Portfolios, New Income Fund, and U.S. Bond Enhanced Index Fund
Thomas J. Huber, 1966 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	President, Dividend Growth Fund and Growth & Income Fund; Vice President, Blue Chip Growth Fund, Equity Income Fund, and Real Estate Fund
Stefan Hubrich, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Ph.D., CFA	Vice President, Real Assets Fund
Rhett K. Hunter, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly student, MIT Sloan School of Management (to 2007)	Vice President, Global Technology Fund, New Horizons Fund, and Science & Technology Fund
Leigh Innes, 1976 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Executive Vice President, International Funds; Vice President, Institutional International Funds

Andrew P. Jamison, 1981

Vice President, T. Rowe Price; formerly student, Darden Graduate School of Business Administration, University of Virginia (to 2009), Analyst, Carlson Capital, LP (to 2008); Senior Associate, Ernst & Young LLP (to 2007)

Vice President, High Yield Fund

Randal S. Jenneke, 1971 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Senior Portfolio Manager Australian Equities (to 2010)	Vice President, Institutional International Funds and International Funds
Kris H. Jenner, 1962 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International; M.D., D. Phil.	President, Health Sciences Fund; Vice President, Growth Stock Fund, Institutional International Funds, International Funds, Mid-Cap Growth Fund, and New Horizons Fund

Prashant Jeyaganesh, 1983 Employee, T. Rowe Price	Vice President, Diversified Small-Cap Growth Fund
Dylan Jones, 1971 Vice President, T. Rowe Price; CFA	Vice President, State Tax-Free Income Trust, Summit Municipal Funds, Tax-Free High Yield Fund, and Tax-Free Short-Intermediate Fund

Nina P. Jones, 1980

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly student Columbia Business School (to 2008); intern, T. Rowe Price (summer 2007); Senior Associate KPMG LLP (to 2006); CPA

Vice President, Financial Services Fund, Global Real Estate Fund, Real Estate Fund, and Small-Cap Value Fund
Keir R. Joyce, 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, GNMA Fund, Inflation Focused Bond Fund, Multi-Sector Account Portfolios, Short-Term Bond Fund, and Summit Funds

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)

Yoichiro Kai, 1973

Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Japanese Financial/Real Estate Sector Analyst/Portfolio Manager, Citadel Investment Group, Asia Limited (to 2009); Research Analyst, Japanese Equities & Sector Fund Portfolio Manager, Fidelity Investments Japan Limited (to 2007)

Vice President, Financial Services Fund, Global Real Estate Fund, Institutional International Funds, and International Funds

Paul A. Karpers, 1967 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Executive Vice President, Institutional Income Funds; Vice President, Balanced Fund, Corporate Income Fund, Floating Rate Fund, High Yield Fund, and Multi-Sector Account Portfolios
Andrew J. Keirle, 1974 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios; Vice President, Institutional Income Funds and Strategic Income Fund
Ian D. Kelson, 1956 President-International Fixed Income, T. Rowe Price International; Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Executive Vice President, Institutional International Funds and International Funds; Vice President, Institutional Income Funds, Multi-Sector Account Portfolios, Personal Strategy Funds, Retirement Funds, Spectrum Funds, and Strategic Income Fund

Shinwoo Kim, 1977 Vice President, T. Rowe Price; formerly Summer Equity Research Analyst, MFS Investment Management (to 2008), Senior Consultant/Engineer, AT&T, Inc. (to 2007)	Vice President, New Era Fund
Jeremy D. Kokemor, 1982 Employee, T. Rowe Price; formerly Summer Intern at T. Rowe Price; (to 2009); Associate Analyst, Thompson, Siegel and Walmsley (to 2006); CFA	Vice President, New Era Fund

Steven D. Krichbaum, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly student, University of Michigan, Stephen M. Ross School of Business (to 2007)	Vice President, Capital Appreciation Fund, New Era Fund, Small-Cap Stock Fund, and Small-Cap Value Fund
Christopher J. Kushlis, 1976 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios
Michael Lambe, 1977 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Vice President, Corporate Income Fund and Multi-Sector Account Portfolios

Benjamin D. Landy, 1980 Vice President, T. Rowe Price; formerly student, University of Chicago, Booth School of Business (to 2009); Research and Strategy Director, Atlantic Media Company (to 2007)	Vice President, New America Growth Fund and New Era Fund
Robert M. Larkins, 1973 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	President, U.S. Bond Enhanced Index Fund; Vice President, Balanced Fund
Marcy M. Lash, 1963 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, State Tax-Free Income Trust, Summit Municipal Funds, Tax-Exempt Money Fund, Tax-Free High Yield Fund, Tax-Free Income Fund, and Tax-Free Short-Intermediate Fund

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)

Michael M. Lasota, 1982

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly student, University of Chicago, Graduate School of Business (to 2008); associate, The Boston Consulting Group (to 2006)

Vice President, Blue Chip Growth Fund, Global Real Estate Fund, and Real Estate Fund
Mark J. Lawrence, 1970 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly equity fund manager, Citi, London (to 2008)	Vice President, Institutional International Funds and International Funds
David M. Lee, 1962 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	President, Global Real Estate Fund and Real Estate Fund; Vice President, Dividend Growth Fund, Growth & Income Fund, Institutional International Funds, International Funds, and Real Assets Fund

Martin G. Lee, 1963 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly principal, Investcorp (to 2007)	Vice President, GNMA Fund, Multi-Sector Account Portfolios, Strategic Income Fund, Summit Funds, and U.S. Bond Enhanced Index Fund
Wyatt A. Lee, 1971 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	President, Real Assets Fund; Executive Vice President, Retirement Funds; Vice President, Balanced Fund, Inflation Focused Bond Fund, and Personal Strategy Funds
Peter. Leiser, Jr., 1966 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, U.S. Bond Enhanced Index Fund

Alan D. Levenson, 1958 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Ph.D.

Vice President, California Tax-Free Income Trust, Corporate Income Fund, GNMA Fund, Inflation Protected Bond Fund, Multi-Sector Account Portfolios, New Income Fund, Prime Reserve Fund, TRP Reserve Investment Funds, State Tax-Free Income Trust, Summit Funds, Summit Municipal Funds, Tax-Exempt Money Fund, and U.S. Treasury Funds

John D. Linehan, 1965 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	Executive Vice President, Institutional Equity Funds; Vice President, Capital Appreciation Fund, Equity Income Fund, U.S. Large-Cap Core Fund, and Value Fund
Patricia B. Lippert, 1953 Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.	Secretary, all funds

Christopher C. Loop, 1966 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International; CFA	Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios

Anh Lu, 1968 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Executive Vice President, International Funds; Vice President, Institutional International Funds

Joseph K. Lynagh, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA

President, Prime Reserve Fund, TRP Reserve Investment Funds, and Tax-Exempt Money Fund; Executive Vice President, California Tax-Free Income Trust, State Tax-Free Income Trust, Summit Funds, Summit Municipal Funds, Tax-Free Short-Intermediate Fund, and U.S. Treasury Funds

Konstantine B. Mallas, 1963 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

President, Tax-Free Income Fund; Executive Vice President, California Tax-Free Income Trust, State Tax-Free Income Trust, and Summit Municipal Funds; Vice President, Tax-Free High Yield Fund and Tax-Free Short-Intermediate Fund

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Sebastien Mallet, 1974 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, International Funds
Robert J. Marcotte, 1962 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Global Real Estate Fund, Mid-Cap Growth Fund, and Small-Cap Stock Fund
Jennifer Martin, 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Opportunity Fund
Daniel Martino, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA

President, Media & Telecommunications Fund; Vice President, Dividend Growth Fund, Global Technology Fund, Growth Stock Fund, Institutional International Funds, International Funds, Mid-Cap Growth Fund, and Science & Technology Fund

Ryan Martyn, 1979 Employee, T. Rowe Price; formerly an Investment Analyst, VGI Partners (to 2009); Corporate & Structured Finance Group Analyst, Babcork & Born (to 2007)	Vice President, New Era Fund

George A. Marzano, 1980 Vice President, T. Rowe Price	Vice President, Blue Chip Growth Fund and U.S. Large-Cap Core Fund
Paul M. Massaro, 1975 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	Executive Vice President, Floating Rate Fund, Institutional Income Funds, and Multi-Sector Account Portfolios; Vice President, Capital Appreciation Fund and High Yield Fund
Jonathan H.W. Matthews, 1975 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Analyst, Pioneer Investments (to 2008); CFA	Executive Vice President, International Funds; Vice President, Institutional International Funds
Susanta Mazumdar, 1968 Vice President, Price Singapore and T. Rowe Price Group, Inc.	Executive Vice President, International Funds; Vice President, Institutional International Funds, New Era Fund, and Real Assets Fund

Andrew C. McCormick, 1960

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; formerly Chief Investment Officer, IMPAC Mortgage Holdings (to 2008); Senior Portfolio Manager, Avenue Capital Group (to 2006)

President, GNMA Fund and Summit Funds; Executive Vice President, Multi-Sector Account Portfolios; Vice President, Inflation Focused Bond Fund, Inflation Protected Bond Fund, Institutional Income Funds, New Income Fund, Short-Term Bond Fund, Strategic Income Fund, U.S. Bond Enhanced Index Fund, and U.S. Treasury Funds

Gregory A. McCrickard, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	President, Small-Cap Stock Fund; Executive Vice President, Institutional Equity Funds; Vice President, Mid-Cap Value Fund and Small-Cap Value Fund
Ian C. McDonald, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Insurance Correspondent, The Wall Street Journal (to 2007)	Vice President, Financial Services Fund, Mid-Cap Value Fund, and New America Growth Fund
Michael J. McGonigle, 1966 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Corporate Income Fund, Financial Services Fund, Floating Rate Fund, High Yield Fund, Institutional Income Funds, Multi-Sector Account Portfolios, and Strategic Income Fund
Hugh D. McGuirk, 1960 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA

President, California Tax-Free Income Trust, State Tax-Free Income Trust, and Summit Municipal Funds; Vice President, Tax-Free High Yield Fund, Tax-Free Income Fund, and Tax-Free Short-Intermediate Fund

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)

Graham M. McPhail, 1975

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Analyst, The Boston Company Asset Management (to 2008); Junior Portfolio Manager, J.L. Kaplan Associates (to 2006)

Vice President, Health Sciences Fund and New Horizons Fund
Heather K. McPherson, 1967 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CPA	Executive Vice President, Mid-Cap Value Fund; Vice President, Capital Appreciation Fund, New Era Fund, and Value Fund

Cheryl A. Mickel, 1967 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	Vice President, Inflation Focused Bond Fund and Short-Term Bond Fund

Joseph M. Milano, 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	President, New America Growth Fund; Vice President, Capital Appreciation Fund, Growth Stock Fund, Institutional Equity Funds, Mid-Cap Growth Fund, Mid-Cap Value Fund, and Small-Cap Stock Fund

Raymond A. Mills, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company; Ph.D., CFA	Executive Vice President, Institutional International Funds and International Funds; Vice President, Balanced Fund, Global Real Estate Fund, and Personal Strategy Funds

Shalin Mody, 1980 Vice President, T. Rowe Price; formerly student, University of Chicago, Booth School of Business (to 2009), Associate, FLAG Capital (to 2007)	Vice President, Science & Technology Fund
Eric C. Moffet, 1974 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.; formerly Analyst, Fayez Sarofim & Company (to 2007)	Vice President, Global Real Estate Fund and International Funds
Kathryn M. Mongelli, 1976 Vice President, T. Rowe Price	Vice President, Financial Services Fund

Samy B. Muaddi, 1984 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA

Vice President, California Tax-Free Income Trust, Corporate Income Fund, Multi-Sector Account Portfolios, Prime Reserve Fund, TRP Reserve Investment Funds, State Tax-Free Income Trust, Summit Funds, Summit Municipal Funds, Tax-Exempt Money Fund, and U.S. Treasury Funds

Tobias F. Mueller, 1980

Employee T. Rowe Price; formerly Intern, T Rowe Price (to 2011); Investment Analyst, Noric Mexxanine UK Limited and Consultant, Victoria Capital Advisors LLC (to 2009); Principal Finance Group Associate, Lehman Brothers International (to 2008)

Vice President, Global Technology Fund and Science & Technology Fund
James M. Murphy, 1967 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	President, Tax-Free High Yield Fund; Vice President, State Tax-Free Income Trust, Summit Municipal Funds and Tax-Free Income Fund
Linda A. Murphy, 1959 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, California Tax-Free Income Trust, State Tax-Free Income Trust, Summit Municipal Funds, and Tax-Free High Yield Fund

Sudhir Nanda, 1959 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Ph.D., CFA	President, Diversified Small-Cap Growth Fund; Vice President, Capital Appreciation Fund and Diversified Mid-Cap Growth Fund
Joshua Nelson, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly student, The Wharton School, University of Pennsylvania (to 2007)	Executive Vice President, Institutional International Funds and International Funds

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)

Philip A. Nestico, 1976 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Global Real Estate Fund, International Funds, Media & Telecommunications Fund, and Real Estate Fund
Hwee Jan Ng, 1966 Vice President, Price Singapore and T. Rowe Price Group, Inc.; CFA	Vice President, International Funds

Christina Ni, 1977 Vice President, T. Rowe Price; formerly Quantitative Analyst, HSBC Securities (USA) (to 2008); CFA, FRM	Vice President, Multi-Sector Account Portfolios
Sridhar Nishtala, 1975 Vice President, Price Singapore and T. Rowe Price Group, Inc.	Vice President, International Funds
Jason Nogueira, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Executive Vice President Institutional International Funds and International Funds; Vice President, Health Sciences Fund, and New America Growth Fund

Alexander S. Obaza, 1981 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Corporate Income Fund and Multi-Sector Account Portfolios

David Oestreicher, 1967

Director and Vice President, T. Rowe Price Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, Price Hong Kong, Price Singapore, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International

Vice President, all funds

Michael D. Oh, 1974 Vice President, T. Rowe Price, and T. Rowe Price Group, Inc.; CFA	Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios
Kenneth A. Orchard, 1975 Vice President, T. Rowe Price International; formerly, Vice President, Moody’s Investors Service (to 2010)	Vice President, Institutional International Funds and International Funds

Curt J. Organt, 1968 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Diversified Small-Cap Growth Fund, Media & Telecommunications Fund, New America Growth Fund, Small-Cap Stock Fund, and Small-Cap Value Fund
Hiroaki Owaki, 1962 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Vice President, Global Technology Fund, International Funds, and Science & Technology Fund
Gonzalo Pangaro, 1968 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Executive Vice President, Institutional International Funds and International Funds

Miso Park, 1982 Employee, T. Rowe Price; formerly Credit Analyst, M&G Investments (to 2010); CFA	Vice President, Corporate Income Fund and Multi-Sector Account Portfolios

Timothy E. Parker, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA

President, New Era Fund; Vice President, Blue Chip Growth Fund, Capital Opportunity Fund, Diversified Mid-Cap Growth Fund, Dividend Growth Fund, Institutional International Funds, International Funds, New Horizons Fund, Real Assets Fund, Tax-Efficient Funds, and U.S. Large-Cap Core Fund

Viral Patel, 1969 Vice President, T. Rowe Price International; formerly Vice President, Berstein Value Equities (to 2011)	Vice President, Global Real Estate Fund

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)

Craig J. Pennington, 1971 Employee, T. Rowe Price; formerly, Global Energy Analyst, Insight Investment (to 2010); Senior Trader, Brevan Howard (to 2008); CFA	Vice President, New Era Fund

Charles G. Pepin, 1966 Director, T. Rowe Price Trust Company; Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Opportunity Fund and Health Sciences Fund
Donald J. Peters, 1959 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Diversified Mid-Cap Growth Fund and Tax-Efficient Funds

Jason B. Polun, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Capital Opportunity Fund, and Financial Services Fund

Larry J. Puglia, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA, CPA	President, Blue Chip Growth Fund; Executive Vice President, Institutional Equity Funds; Vice President, Balanced Fund, Growth Stock Fund, and Personal Strategy Funds
Robert T. Quinn, Jr., 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund, Capital Opportunity Fund, Dividend Growth Fund, Equity Income Fund, Growth & Income Fund, Tax-Efficient Funds, U.S. Large-Cap Core Fund, and Value Fund
Vernon A. Reid, Jr., 1954 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Corporate Income Fund, Inflation Focused Bond Fund, Multi-Sector Account Portfolios, New Income Fund, Short-Term Bond Fund, and U.S. Treasury Funds

Michael F. Reinartz, 1973 Vice President, T. Rowe Price	Vice President, Inflation Focused Bond Fund and Short-Term Bond Fund

Frederick A. Rizzo, 1969 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Analyst, F&C Asset Management (London) (to 2006)	Vice President, Financial Services Fund, Institutional International Funds, and International Funds
Theodore E. Robson, 1965 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	Vice President, Corporate Income Fund, Multi-Sector Account Portfolios, and Real Estate Fund

Brian M. Ropp, 1969 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CPA	Vice President, Corporate Income Fund, Multi-Sector Account Portfolios, and U.S. Bond Enhanced Index Fund

Christopher J. Rothery, 1963 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, Institutional International Funds, International Funds, Multi-Sector Account Portfolios

Jeffrey Rottinghaus, 1970 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International; CPA	President, U.S. Large-Cap Core Fund; Vice President, Dividend Growth Fund and Growth & Income Fund

David L. Rowlett, 1975 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Analyst and Portfolio Manager, Neuberger Berman (to 2008); CFA	Vice President, Growth & Income Fund

Brian A. Rubin, 1974 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CPA	Vice President, Floating Rate Fund, High Yield Fund, Institutional Income Funds, and Multi-Sector Account Portfolios

Naoto Saito, 1980 Vice President, T. Rowe Price International; formerly Analyst, HBK Capital Management (to 2008), student, Stanford Graduate School of Business (to 2007)	Vice President, International Funds

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Federico Santilli, 1974 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Executive Vice President, Institutional International Funds and International Funds
Sebastian Schrott, 1977 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly student, Stanford Graduate School of Business (to 2007)	Vice President, Institutional International Funds and International Funds

Deborah D. Seidel, 1962

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.; Assistant Treasurer and Vice President, T. Rowe Price Services, Inc.; Assistant Treasurer, T. Rowe Price Retirement Plan Services, Inc.

Vice President, all funds

Francisco Sersale, 1980 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Financial Services Fund and International Funds
Rebecca Setcavage, 1982 Assistant Vice President, T. Rowe Price	Assistant Vice President, Inflation Protected Bond Fund and U.S. Treasury Funds

Amit Seth, 1979 Vice President, T. Rowe Price; formerly student, Harvard Business School (to 2009); Senior Associate, Centennial Ventures (to 2007)	Vice President, Diversified Mid-Cap Growth Fund
Michael K. Sewell, 1970 Assistant Vice President, T. Rowe Price	Assistant Vice President, California Tax-Free Income Trust, State Tax-Free Income Trust, Summit Municipal Funds, Tax-Free High Yield Fund, Tax-Free Income Fund, and Tax-Free Short Intermediate Fund

Daniel O. Shackelford, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA

President, Inflation Focused Bond Fund, Inflation Protected Bond Fund, and New Income Fund; Vice President, Institutional Income Funds, Multi-Sector Account Portfolios, Real Assets Fund, Retirement Funds, Short-Term Bond Fund, Spectrum Funds, U.S. Bond Enhanced Index Fund, and U.S. Treasury Funds

Jeneiv Shah, 1980 Employee, T. Rowe Price; formerly Analyst, Mirae Asset Global Investments (to 2010); CFA	Vice President, International Funds

Chen Shao, 1980 Assistant Vice President, T. Rowe Price

Assistant Vice President, California Tax-Free Income Trust, Prime Reserve Fund, TRP Reserve Investment Funds, State Tax-Free Income Trust, Summit Funds, Summit Municipal Funds, Tax-Exempt Money Fund, Tax-Free High Yield Fund, Tax-Free Income Fund, Tax-Free Short-Intermediate Fund, and U.S. Treasury Funds

Robert W. Sharps, 1971 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA, CPA

Executive Vice President, Institutional Equity Funds; Vice President, Blue Chip Growth Fund, Growth Stock Fund, Institutional International Funds, International Funds, New America Growth Fund, and U.S. Large-Cap Core Fund

John C.A. Sherman, 1969 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Health Sciences Fund and International Funds
Clark R. Shields, 1976 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Mid-Cap Growth Fund, New America Growth Fund, and New Horizons Fund

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)

Charles M. Shriver, 1967 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company; CFA	President, Balanced Fund, Personal Strategy Funds, and Spectrum Funds; Vice President, Retirement Funds
Corey D. Shull, 1983 Employee, T. Rowe Price; CFA	Vice President, Media & Telecommunications Fund
Neil Smith, 1972 Vice President, Price Hong Kong, Price Singapore, T. Rowe Price Group, Inc., and T. Rowe Price International	Executive Vice President, International Index Fund; Vice President, Index Trust Fund

Robert W. Smith, 1961 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Executive Vice President, Institutional International Funds and International Funds; Vice President, Growth Stock Fund, Media & Telecommunications Fund, Personal Strategy Funds, Retirement Funds, and Spectrum Funds

Matthew J. Snowling, 1971

Employee, T. Rowe Price; formerly Managing Director – Specialty Finance, Citadel Securities (to 2011); Managing Director of Investment Services and Senior Vice President, Senior Analyst, Education Services Research Group (to 2011); CFA

Vice President, Financial Services Fund

Michael F. Sola, 1969 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, New Horizons Fund, Science & Technology Fund, and Small-Cap Stock Fund
Gabriel Solomon, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund, Capital Opportunity Fund, Dividend Growth Fund, Financial Services Fund, and Growth & Income Fund
Eunbin Song, 1980 Employee, T. Rowe Price; formerly Equity Research Analyst, Samsung Securities (to 2008); student, Columbia Business School; CFA	Vice President, International Funds

Joshua K. Spencer, 1973 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	President, Global Technology Fund; Vice President, Capital Opportunity Fund, Growth & Income Fund, Science & Technology Fund, and Value Fund
Douglas D. Spratley, 1969 Vice President, T. Rowe Price; CFA

Vice President, California Tax-Free Income Trust, Prime Reserve Fund, TRP Reserve Investment Funds, State Tax-Free Income Trust, Summit Funds, Summit Municipal Funds, Tax-Exempt Money Fund, and U.S. Treasury Funds

David Stanley, 1963 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds, International Funds, Multi-Sector Account Portfolios, and Strategic Income Fund

Jonty Starbuck, 1975 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; Ph.D.	Vice President, Institutional International Funds and International Funds

Kimberly A. Stokes, 1969 Vice President, T. Rowe Price and T. Rowe Price Group, Inc	Vice President, Corporate Income Fund and Multi-Sector Account Portfolios

William J. Stromberg, 1960

Director and Vice President, T. Rowe Price; Vice President, Price Hong Kong, Price Singapore, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company; CFA

Vice President, Capital Appreciation Fund, Dividend Growth Fund, and Tax-Efficient Funds

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Walter P. Stuart III, 1960 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Floating Rate Fund, High Yield Fund, Institutional Income Funds, Multi-Sector Account Portfolios, and Value Fund

Guido F. Stubenrauch, 1970 Vice President, T. Rowe Price	Vice President, Balanced Fund, Personal Strategy Funds, Retirement Funds, and Spectrum Funds

Miki Takeyama, 1970 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, International Funds
Taymour R. Tamaddon, 1976 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA

Vice President, Blue Chip Growth Fund, Capital Appreciation Fund, Capital Opportunity Fund, Growth Stock Fund, Health Sciences Fund, Mid- Cap Growth Fund, New America Growth Fund, New Horizons Fund, and Tax-Efficient Funds

Ju Yen Tan, 1972 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds, International Funds, Multi-Sector Account Portfolios, and Strategic Income Fund

Sin Dee Tan, 1979

Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly student, London Business School (to 2008); Associate-Senior Systems Analyst, Goldman Sachs International (London) (to 2006); CFA

Vice President, International Funds

Timothy G. Taylor, 1975 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, California Tax-Free Income Trust, State Tax-Free Income Trust, Summit Municipal Funds, Tax-Free High Yield Fund and Tax-Free Income Fund, and Tax-Free Short-Intermediate Fund

Dean Tenerelli, 1964 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, International Funds; Vice President, Institutional International Funds
Thomas E. Tewksbury, 1961 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Floating Rate Fund, High Yield Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Craig A. Thiese, 1975 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, New America Growth Fund and New Era Fund

Robert D. Thomas, 1971

Vice President, T. Rowe Price International; formerly Senior Vice President, Moody’s Investors Service, London ( to 2011); Vice President, Credit Suisse Asset Management, London (to 2006)

Vice President, Corporate Income Fund and Multi-Sector Account Portfolios
Siby Thomas, 1979 Vice President, T. Rowe Price; formerly student, The University of Chicago Graduate School of Business (to 2009); Mechanical Associate, Sargent & Lundy Engineers (to 2007)	Vice President, Multi-Sector Account Portfolios

Justin Thomson, 1968 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, International Funds; Vice President, New Horizons Fund

David A. Tiberii, 1965 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company; CFA

President, Corporate Income Fund; Executive Vice President, Multi-Sector Account Portfolios; Vice President, Institutional Income Funds, New Income Fund, Strategic Income Fund, and U.S. Bond Enhanced Index Fund

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Mitchell J.K. Todd, 1974 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly analyst, F&C Asset Management (to 2007)	Vice President, Financial Services Fund and International Funds
Susan G. Troll, 1966 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CPA	Vice President, Capital Appreciation Fund and Summit Funds
Ken D. Uematsu, 1969 Vice President, T. Rowe Price and T. Rowe Price Trust Company; CFA	Executive Vice President, Index Trust; Vice President, International Index Fund

Mark J. Vaselkiv, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

President, Floating Rate Fund, High Yield Fund and Institutional Income Funds; Executive Vice President, Multi-Sector Account Portfolios; Vice President, Personal Strategy Funds, Retirement Funds, Spectrum Funds, and Strategic Income Fund

Eric L. Veiel, 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA

President, Financial Services Fund; Vice President, Capital Appreciation Fund, Capital Opportunity Fund, Dividend Growth Fund, Equity Income Fund, Growth & Income Fund, Growth Stock Fund, Institutional International Funds, International Funds, New America Growth Fund, and Value Fund

Verena E. Wachnitz, 1978 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Vice President, International Funds

Lauren T. Wagandt, 1984 Vice President, T. Rowe Price; formerly Product Specialist, BlueCrest Capital Management (to 2009)	Vice President, Corporate Income Fund and Multi-Sector Account Portfolios

J. David Wagner, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Diversified Small-Cap Growth Fund, Institutional Equity Funds, Mid-Cap Value Fund, New Horizons Fund, Small-Cap Stock Fund, and Small-Cap Value Fund
John F. Wakeman, 1962 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Mid-Cap Growth Fund; Vice President, Diversified Mid-Cap Growth Fund and Institutional Equity Funds
David J. Wallack, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Mid-Cap Value Fund; Vice President, International Funds and New Era Fund
Julie L. Waples, 1970 Vice President, T. Rowe Price	Vice President, all funds
Hiroshi Watanabe, 1975 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Vice President, International Funds

Thomas H. Watson, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly student, Tuck School of Business at Dartmouth (to 2007)	Vice President, Global Technology Fund, New Horizons Fund, and Science & Technology Fund

Mark R. Weigman, 1962 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA, CIC	Vice President, Tax-Efficient Funds
John D. Wells, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Savings Bank	Vice President, GNMA Fund, Inflation Focused Bond Fund, Multi-Sector Account Portfolios, Short-Term Bond Fund, and Summit Funds

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)

Justin P. White, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly student, Tuck School of Business at Dartmouth (to 2008); and Senior Analyst, Analysis Group (to 2006)	Vice President, Growth Stock Fund and Media & Telecommunications Fund

Christopher S. Whitehouse, 1972 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds, International Funds, and Media & Telecommunications Fund

Richard T. Whitney, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company; CFA	Vice President, Balanced Fund, Personal Strategy Funds, Real Assets Fund, Retirement Funds, and Spectrum Funds

Edward A. Wiese, 1959

Director and Vice President, T. Rowe Price Trust Company; Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Chief Investment Officer, Director, and Vice President, T. Rowe Price Savings Bank; CFA

President, Short-Term Bond Fund; Vice President, California Tax-Free Income Trust, Corporate Income Fund, Inflation Focused Bond Fund, Institutional Income Funds, Multi-Sector Account Portfolios, New Income Fund, Prime Reserve Fund, TRP Reserve Investment Funds, State Tax-Free Income Trust, Summit Municipal Funds, Summit Funds, Tax-Exempt Money Fund, Tax-Free Short-Intermediate Fund, and U.S. Treasury Funds

Tamara P. Wiggs, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Vice President, Institutional Equity Trading, Merrill Lynch & Co., Inc. (to 2007)	Vice President, Capital Appreciation Fund, Financial Services Fund, and Value Fund
Clive M. Williams, 1966 Vice President, Price Hong Kong, Price Singapore, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International	Vice President, International Funds
John M. Williams, 1982 Employee, T. Rowe Price; formerly Summer Analyst, The Capital Group Companies, Inc. (to 2009)	Vice President, Mid-Cap Value Fund and New Era Fund
Thea N. Williams, 1961 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Corporate Income Fund, Floating Rate Fund, High Yield Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
J. Zachary Wood, 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Index Trust and International Index Fund

Ashley R. Woodruff, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Senior Vice President and Senior Restaurants Analyst, Friedman, Billings, Ramsey & Co. (to 2007); CFA	Vice President, Blue Chip Growth Fund and New Horizons Fund
J. Howard Woodward, 1974 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Vice President, Corporate Income Fund, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios

Rouven J. Wool-Lewis, 1973

Vice President, T. Rowe Price; Ph.D. formerly Vice President of Corporate Strategy, UnitedHealth Group (to 2011); Associate Analyst, Oppenheimer & Company (to 2009); Senior Associate, Friedman, Billings, Ramsey & Co. (to 2008)

Vice President, Diversified Mid-Cap Growth Fund and Health Sciences Fund

Zhen Xia, 1987 Assistant Vice President, T. Rowe Price; formerly student at Princeton University (to 2008); Marketing and Strategy Intern at IBM (2007)	Vice President, U.S. Bond Enhanced Index Fund; Assistant Vice President, Corporate Income Fund

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Marta Yago, 1977 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly a student, Columbia Business School (to 2007)	Vice President, Global Real Estate Fund and International Funds
Ernest C. Yeung, 1979 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.; CFA	Vice President, International Funds and Media & Telecommunications Fund
Alison Mei Ling Yip, 1966 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, Global Technology Fund, International Funds, and Science & Technology Fund
Christopher Yip, 1975 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.; CFA	Vice President, International Funds
Nalin K. Yogasundram, 1975 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Equity Analyst Intern, American Century Investments (to 2006)	Vice President, Global Technology Fund, New Era Fund, New Horizons Fund, and Science & Technology Fund
Wenli Zheng, 1979 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.; formerly student, University of Chicago Graduate School of Business (to 2008); Strategy Consultant, Capgemini (to 2006)	Vice President, International Funds and Media & Telecommunications Fund

Directors’ Compensation

The following tables show remuneration paid by the Price Funds to the independent directors. For 2011, each independent director was paid $210,000 for his/her service on the Boards. (Effective January 1, 2012, an independent director is paid $250,000 annually for his/her service on the Boards.) The Lead Independent Director receives an additional $100,000 annually for serving in this capacity. For 2011, an independent director serving on the Joint Audit Committee received an additional $7,500 for his/her service and the chairman of the Joint Audit Committee received an additional $15,000 for his/her service. (Effective January 1, 2012, an independent director is paid $9,000 annually for serving on the Joint Audit Committee and an independent director is paid $18,000 annually for serving as the chairman of the Joint Audit Committee.) Officers of the funds and directors of the funds who are employees of T. Rowe Price or its affiliates (inside directors) do not receive any remuneration from the funds. In addition, the funds do not pay pension or retirement benefits to any of their directors or officers.

The following table shows the total compensation from all of the Price Funds that was paid to the directors for the calendar year 2011:

Directors	Total Compensation
Brody	$210,000
Casey	225,000
Deering (Lead)	317,500
Dick	210,000
Horn	210,000
Rodgers	210,000
Schreiber	217,500
Tercek	217,500

The following table shows the amounts paid by each fund to the directors based on accrued compensation for the calendar year 2011:

Fund	Aggregate Compensation From Fund
	Brody	Casey	Deering	Dick	Horn	Rodgers	Schreiber	Tercek
Africa & Middle East	$654	$685	$989	$654	$654	$686	$662	$678
Balanced	1,823	1,910	2,757	1,823	1,823	1,911	1,845	1,888
Blue Chip Growth	5,159	5,404	7,799	5,159	5,159	5,404	5,220	5,343
California Tax-Free Bond	713	747	1,077	713	713	746	721	738
California Tax-Free Money	612	641	925	612	612	641	619	634
Capital Appreciation	5,035	5,274	7,613	5,035	5,035	5,277	5,094	5,215
Capital Opportunity	693	726	1,047	693	693	726	701	717
Corporate Income	859	900	1,299	859	859	900	869	890
Diversified Mid-Cap Growth	651	682	984	651	651	682	659	674
Diversified Small-Cap Growth	650	681	983	650	650	681	658	673
Dividend Growth	1,321	1,384	1,997	1,321	1,321	1,383	1,337	1,368
Emerging Europe	854	894	1,292	854	854	897	864	885
Emerging Markets Bond	1,725	1,808	2,608	1,725	1,725	1,806	1,746	1,787
Emerging Markets Bond Multi-Sector Account Portfolio(a)	0	0	0	0	0	0	0	0
Emerging Markets Local Currency Bond(b)	344	363	520	344	344	354	351	356
Emerging Markets Local Multi-Sector Account Portfolio(a)	0	0	0	0	0	0	0	0
Emerging Markets Stock	2,783	2,916	4,208	2,783	2,783	2,916	2,816	2,883
Equity Income	5,199	5,447	7,861	5,199	5,199	5,447	5,261	5,385
Equity Index 500	5,199	5,447	7,861	5,199	5,199	5,447	5,261	5,385
European Stock	885	927	1,339	885	885	928	896	917
Extended Equity Market Index	729	763	1,101	729	729	763	737	755
Financial Services	705	738	1,066	705	705	739	713	730
Floating Rate(c)	241	256	364	241	241	244	248	249
Floating Rate Multi-Sector Account Portfolio(a)	0	0	0	0	0	0	0	0
Georgia Tax-Free Bond	649	680	982	649	649	680	657	673
Global Infrastructure	595	623	899	595	595	623	602	616
Global Large-Cap Stock	600	628	907	600	600	628	607	621
Global Real Estate	595	623	900	595	595	623	602	616
Global Stock	865	906	1,308	865	865	907	875	896
Global Technology	771	808	1,166	771	771	808	780	799
GNMA	1,216	1,274	1,839	1,216	1,216	1,274	1,231	1,260
TRP Government Reserve Investment	1,108	1,159	1,675	1,108	1,108	1,163	1,120	1,147
Growth & Income	1,027	1,076	1,553	1,027	1,027	1,077	1,039	1,064
Growth Stock	5,199	5,447	7,861	5,199	5,199	5,447	5,261	5,385
Health Sciences	1,719	1,801	2,599	1,719	1,719	1,801	1,740	1,781
High Yield	3,900	4,085	5,896	3,900	3,900	4,087	3,945	4,039
High Yield Multi-Sector Account Portfolio(a)	0	0	0	0	0	0	0	0

Fund	Aggregate Compensation From Fund
	Brody	Casey	Deering	Dick	Horn	Rodgers	Schreiber	Tercek
Inflation Focused Bond	1,645	1,724	2,487	1,645	1,645	1,722	1,665	1,704
Inflation Protected Bond	738	773	1,116	738	738	772	747	764
Institutional Africa & Middle East	626	656	946	626	626	656	633	648
Institutional Concentrated International Equity	581	608	878	581	581	608	587	601
Institutional Core Plus	639	669	966	639	639	669	646	662
Institutional Emerging Markets Bond	657	688	993	657	657	688	665	681
Institutional Emerging Markets Equity	905	948	1,368	905	905	948	916	937
Institutional Floating Rate	1,203	1,261	1,818	1,203	1,203	1,257	1,218	1,245
Institutional Global Equity	647	677	978	647	647	677	654	670
Institutional Global Large-Cap Equity	601	629	908	601	601	629	608	622
Institutional High Yield	1,167	1,224	1,765	1,167	1,167	1,222	1,182	1,209
Institutional International Bond	661	692	999	661	661	693	668	684
Institutional International Core Equity	579	607	876	579	579	607	586	600
Institutional International Growth Equity	607	636	917	607	607	636	614	628
Institutional Large-Cap Core Growth	676	708	1,022	676	676	708	684	700
Institutional Large-Cap Growth	1,707	1,789	2,581	1,707	1,707	1,786	1,728	1,768
Institutional Large-Cap Value	814	852	1,230	814	814	852	823	843
Institutional Mid-Cap Equity Growth	1,187	1,245	1,795	1,187	1,187	1,241	1,203	1,230
Institutional Small-Cap Stock	775	812	1,172	775	775	812	784	803
Institutional U.S. Structured Research	809	847	1,223	809	809	848	818	838
International Bond	2,702	2,832	4,086	2,702	2,702	2,830	2,735	2,799
International Discovery	1,647	1,725	2,491	1,647	1,647	1,728	1,666	1,706
International Equity Index	730	765	1,104	730	730	765	739	756
International Growth & Income	2,145	2,248	3,244	2,145	2,145	2,246	2,172	2,222
International Stock	3,301	3,458	4,990	3,301	3,301	3,457	3,341	3,419
Investment-Grade Corporate Multi-Sector Account Portfolio(a)	0	0	0	0	0	0	0	0
Japan	659	690	996	659	659	690	666	682
Latin America	1,652	1,729	2,498	1,652	1,652	1,735	1,670	1,711
Maryland Short-Term Tax-Free Bond	676	708	1,022	676	676	708	684	700
Maryland Tax-Free Bond	1,284	1,345	1,941	1,284	1,284	1,344	1,299	1,330
Maryland Tax-Free Money	637	668	964	637	637	668	645	660
Media & Telecommunications	1,385	1,450	2,094	1,385	1,385	1,451	1,401	1,434
Mid-Cap Growth	5,199	5,447	7,861	5,199	5,199	5,447	5,261	5,385
Mid-Cap Value	4,227	4,426	6,391	4,227	4,227	4,435	4,275	4,378
Mortgage-Backed Securities Multi-Sector Account Portfolio(a)	0	0	0	0	0	0	0	0
New America Growth	1,311	1,376	1,983	1,311	1,311	1,370	1,329	1,358
New Asia	2,381	2,493	3,600	2,381	2,381	2,498	2,408	2,466
New Era	2,839	2,971	4,292	2,839	2,839	2,980	2,869	2,940

Fund	Aggregate Compensation From Fund
	Brody	Casey	Deering	Dick	Horn	Rodgers	Schreiber	Tercek
New Horizons	3,802	3,981	5,749	3,802	3,802	3,987	3,845	3,938
New Income	5,199	5,447	7,861	5,199	5,199	5,447	5,261	5,385
New Jersey Tax-Free Bond	675	707	1,020	675	675	707	683	699
New York Tax-Free Bond	714	748	1,080	714	714	748	723	740
New York Tax-Free Money	615	645	930	615	615	645	623	637
Overseas Stock	1,848	1,938	2,794	1,848	1,848	1,933	1,872	1,914
Personal Strategy Balanced	1,229	1,287	1,858	1,229	1,229	1,287	1,243	1,273
Personal Strategy Growth	1,031	1,080	1,558	1,031	1,031	1,080	1,043	1,068
Personal Strategy Income	962	1,008	1,455	962	962	1,008	974	997
Prime Reserve	2,814	2,950	4,255	2,814	2,814	2,946	2,849	2,915
Real Assets	618	647	934	618	618	647	625	640
Real Estate	1,702	1,782	2,573	1,702	1,702	1,783	1,722	1,762
TRP Reserve Investment	5,199	5,447	7,861	5,199	5,199	5,447	5,261	5,385
Retirement 2005	1,050	1,100	1,587	1,050	1,050	1,100	1,062	1,087
Retirement 2010	2,815	2,948	4,255	2,815	2,815	2,950	2,847	2,915
Retirement 2015	3,002	3,145	4,539	3,002	3,002	3,144	3,038	3,109
Retirement 2020	5,199	5,447	7,861	5,199	5,199	5,447	5,261	5,385
Retirement 2025	3,252	3,408	4,917	3,252	3,252	3,405	3,292	3,368
Retirement 2030	4,765	4,992	7,204	4,765	4,765	4,991	4,822	4,935
Retirement 2035	2,332	2,443	3,525	2,332	2,332	2,442	2,360	2,415
Retirement 2040	3,308	3,466	5,001	3,308	3,308	3,465	3,347	3,426
Retirement 2045	1,469	1,540	2,222	1,469	1,469	1,538	1,487	1,522
Retirement 2050	1,074	1,126	1,624	1,074	1,074	1,124	1,087	1,112
Retirement 2055	689	722	1,042	689	689	722	697	714
Retirement Income	1,510	1,583	2,284	1,510	1,510	1,581	1,529	1,564
Science & Technology	1,824	1,910	2,758	1,824	1,824	1,914	1,845	1,890
Short-Term Bond	2,907	3,045	4,395	2,907	2,907	3,045	2,942	3,011
Small-Cap Stock	3,379	3,538	5,109	3,379	3,379	3,545	3,417	3,500
Small-Cap Value	3,432	3,593	5,189	3,432	3,432	3,600	3,470	3,555
Spectrum Growth	1,880	1,969	2,842	1,880	1,880	1,971	1,901	1,947
Spectrum Income	3,008	3,152	4,548	3,008	3,008	3,151	3,044	3,116
Spectrum International	835	875	1,263	835	835	876	845	865
Strategic Income	664	696	1,004	664	664	695	672	688
Summit Cash Reserves	2,908	3,047	4,396	2,908	2,908	3,044	2,943	3,012
Summit GNMA	648	679	980	648	648	679	656	672
Summit Municipal Income	789	827	1,193	789	789	826	798	817
Summit Municipal Intermediate	1,284	1,345	1,941	1,284	1,284	1,345	1,299	1,330
Summit Municipal Money Market	662	694	1,002	662	662	694	670	686
Tax-Efficient Equity	612	642	926	612	612	642	620	634
Tax-Exempt Money	963	1,009	1,456	963	963	1,008	975	998
Tax-Free High Yield	1,262	1,322	1,907	1,262	1,262	1,321	1,277	1,307

Fund	Aggregate Compensation From Fund
	Brody	Casey	Deering	Dick	Horn	Rodgers	Schreiber	Tercek
Tax-Free Income	1,755	1,838	2,653	1,755	1,755	1,839	1,775	1,817
Tax-Free Short-Intermediate	1,171	1,227	1,771	1,171	1,171	1,226	1,185	1,213
Total Equity Market Index	798	836	1,207	798	798	836	807	827
U.S. Bond Enhanced Index	927	973	1,401	927	927	968	939	960
U.S. Large-Cap Core	591	619	894	591	591	619	598	612
U.S. Treasury Intermediate	758	794	1,146	758	758	794	767	785
U.S. Treasury Long-Term	702	736	1,062	702	702	735	711	727
U.S. Treasury Money	1,305	1,368	1,973	1,305	1,305	1,367	1,321	1,352
Value	5,196	5,443	7,855	5,196	5,196	5,443	5,257	5,381
Virginia Tax-Free Bond	897	940	1,357	897	897	940	908	929

(a) Estimated for the period March 2, 2012, through December 31, 2012.

(b) For the period May 27, 2011, through December 31, 2011.

(c) For the period July 30, 2011, through December 31, 2011.

Directors’ Holdings in the Price Funds

The following tables set forth the Price Fund holdings of the independent and inside directors, as of December 31, 2011, unless otherwise indicated.

Aggregate Holdings, All Funds	Independent Directors
	Brody	Casey	Deering	Dick	Horn	Rodgers	Schreiber	Tercek
	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	None
Africa & Middle East	None	None	None	None	None	over $100,000	None	None
Balanced	None	None	None	$50,001-$100,000	None	over $100,000	None	None
Blue Chip Growth	None	over $100,000	None	$10,001-$50,000	None	None	over $100,000	None
Blue Chip Growth Fund–Advisor Class	None	None	None	None	None	None	None	None
Blue Chip Growth Fund–R Class	None	None	None	None	None	None	None	None
California Tax-Free Bond	None	None	None	None	None	None	None	None
California Tax-Free Money	over $100,000	None	None	None	None	None	None	None
Capital Appreciation	None	None	None	over $100,000	None	over $100,000	None	None
Capital Appreciation Fund–Advisor Class	None	None	None	None	None	None	None	None
Capital Opportunity	None	$50,001-$100,000	None	None	None	None	None	None
Capital Opportunity Fund–Advisor Class	None	None	None	None	None	None	None	None
Capital Opportunity Fund–R Class	None	None	None	None	None	None	None	None
Corporate Income	None	over $100,000	None	None	None	None	None	None

Aggregate Holdings, All Funds	Independent Directors
	Brody	Casey	Deering	Dick	Horn	Rodgers	Schreiber	Tercek
	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	None
Diversified Mid-Cap Growth	None	None	None	None	None	$50,001-$100,000	None	None
Diversified Small-Cap Growth	None	None	None	None	None	None	None	None
Dividend Growth	None	None	None	$50,001-$100,000	None	None	None	None
Dividend Growth Fund–Advisor Class	None	None	None	None	None	None	None	None
Emerging Europe	None	None	None	None	None	None	None	None
Emerging Markets Bond	None	None	None	None	None	over $100,000	None	None
Emerging Markets Local Currency Bond	None	None	None	None	None	None	None	None
Emerging Markets Local Currency Bond Fund–Advisor Class	None	None	None	None	None	None	None	None
Emerging Markets Stock	None	$10,001-$50,000	over $100,000	None	None	over $100,000	None	None
Equity Income	$50,001-$100,000	$50,001-$100,000	over $100,000	over $100,000	None	None	None	None
Equity Income Fund–Advisor Class	None	None	None	None	None	None	None	None
Equity Income Fund–R Class	None	None	None	None	None	None	None	None
Equity Index 500	None	None	None	None	None	None	None	None
European Stock	None	None	None	None	None	None	None	None
Extended Equity Market Index	None	None	None	None	None	$10,001-$50,000	None	None
Financial Services	None	None	None	None	None	None	None	None
Floating Rate	None	None	None	None	None	None	None	None
Floating Rate Fund–Advisor Class	None	None	None	None	None	None	None	None
Georgia Tax-Free Bond	None	None	None	None	None	None	None	None
Global Infrastructure	None	None	None	None	None	over $100,000	None	None
Global Infrastructure Fund–Advisor Class	None	None	None	None	None	None	None	None
Global Large-Cap Stock	None	None	None	None	None	None	None	None
Global Large-Cap Stock Fund–Advisor Class	None	None	None	None	None	None	None	None
Global Real Estate	None	None	None	None	None	None	None	None
Global Real Estate Fund–Advisor Class	None	None	None	None	None	None	None	None
Global Stock	None	None	over $100,000	$50,001-$100,000	None	None	None	None
Global Stock Fund–Advisor Class	None	None	None	None	None	None	None	None
Global Technology	None	None	over $100,000	None	None	over $100,000	None	None
GNMA	None	None	None	None	None	None	over $100,000	None
TRP Government Reserve Investment	None	None	None	None	None	None	None	None

Aggregate Holdings, All Funds	Independent Directors
	Brody	Casey	Deering	Dick	Horn	Rodgers	Schreiber	Tercek
	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	None
Growth & Income	None	None	None	$1-$10,000	None	None	over $100,000	None
Growth Stock	None	None	None	over $100,000	None	over $100,000	None	None
Growth Stock Fund–Advisor Class	None	None	None	None	None	None	None	None
Growth Stock Fund–R Class	None	None	None	None	None	None	None	None
Health Sciences	None	None	None	over $100,000	None	over $100,000	None	None
High Yield	None	over $100,000	None	over $100,000	None	over $100,000	over $100,000	None
High Yield Fund–Advisor Class	None	None	None	None	None	None	None	None
Inflation Focused Bond	None	None	None	None	None	None	None	None
Inflation Protected Bond	None	None	None	over $100,000	None	None	None	None
Institutional Africa & Middle East	None	None	None	None	None	None	None	None
Institutional Concentrated International Equity	None	None	None	None	None	None	None	None
Institutional Core Plus	None	None	None	None	None	None	None	None
Institutional Core Plus Fund-F Class	None	None	None	None	None	None	None	None
Institutional Emerging Markets Bond	None	None	None	None	None	None	None	None
Institutional Emerging Markets Equity	None	None	None	None	None	None	None	None
Institutional Floating Rate	None	None	None	None	None	None	None	None
Institutional Floating Rate Fund-F Class	None	None	None	None	None	None	None	None
Institutional Global Equity	None	None	None	None	None	None	None	None
Institutional Global Large-Cap Equity	None	None	None	None	None	None	None	None
Institutional High Yield	None	None	None	None	None	None	None	None
Institutional International Bond	None	None	None	None	None	None	None	None
Institutional International Core Equity	None	None	None	None	None	None	None	None
Institutional International Growth Equity	None	None	None	None	None	None	None	None
Institutional Large-Cap Core Growth	None	None	None	None	None	None	None	None
Institutional Large-Cap Growth	None	None	None	None	None	None	None	None
Institutional Large-Cap Value	None	None	None	None	None	None	None	None
Institutional Mid-Cap Equity Growth	None	None	None	None	None	None	None	None
Institutional Small-Cap Stock	None	None	None	None	None	None	None	None

Aggregate Holdings, All Funds	Independent Directors
	Brody	Casey	Deering	Dick	Horn	Rodgers	Schreiber	Tercek
	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	None
Institutional U.S. Structured Research	None	None	None	None	None	None	None	None
International Bond	None	None	None	None	None	None	None	None
International Bond Fund–Advisor Class	None	None	None	None	None	None	None	None
International Discovery	None	$10,001-$50,000	None	None	None	None	None	None
International Equity Index	None	None	None	None	None	None	None	None
International Growth & Income	None	None	None	None	None	None	None	None
International Growth & Income Fund–Advisor Class	None	None	None	None	None	None	None	None
International Growth & Income Fund–R Class	None	None	None	None	None	None	None	None
International Stock	None	None	None	None	None	None	None	None
International Stock Fund–Advisor Class	None	None	None	None	None	None	None	None
International Stock Fund–R Class	None	None	None	None	None	None	None	None
Japan	None	None	None	None	None	None	over $100,000	None
Latin America	None	None	None	None	None	over $100,000	None	None
Maryland Short-Term Tax-Free Bond	None	None	None	None	None	None	None	None
Maryland Tax-Free Bond	None	None	None	None	None	None	None	None
Maryland Tax-Free Money	None	None	None	None	None	None	None	None
Media & Tele-communications	None	$10,001-$50,000	None	None	None	over $100,000	None	None
Mid-Cap Growth	None	None	None	None	None	over $100,000	None	None
Mid-Cap Growth Fund–Advisor Class	None	None	None	None	None	None	None	None
Mid-Cap Growth Fund–R Class	None	None	None	None	None	None	None	None
Mid-Cap Value	None	None	None	None	None	None	None	None
Mid-Cap Value Fund–Advisor Class	None	None	None	None	None	None	None	None
Mid-Cap Value Fund–R Class	None	None	None	None	None	None	None	None
New America Growth	None	None	None	None	None	$10,001-$50,000	None	None
New America Growth Fund–Advisor Class	None	None	None	None	None	None	None	None
New Asia	None	None	None	None	None	None	None	None
New Era	None	None	None	None	None	over $100,000	None	None
New Horizons	$50,001-$100,000	over $100,000	None	None	None	None	None	None
New Income	$10,001-$50,000	over $100,000	None	None	None	None	over $100,000	None

Aggregate Holdings, All Funds	Independent Directors
	Brody	Casey	Deering	Dick	Horn	Rodgers	Schreiber	Tercek
	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	None
New Income Fund–Advisor Class	None	None	None	None	None	None	None	None
New Income Fund–R Class	None	None	None	None	None	None	None	None
New Jersey Tax-Free Bond	None	None	None	None	None	None	None	None
New York Tax-Free Bond	None	None	None	None	None	None	None	None
New York Tax-Free Money	None	None	None	None	None	None	None	None
Overseas Stock	None	None	None	None	None	None	None	None
Personal Strategy Balanced	None	None	None	None	None	None	None	None
Personal Strategy Growth	None	None	None	None	None	None	None	None
Personal Strategy Income	None	None	None	None	None	None	None	None
Prime Reserve	None	None	None	$1-$10,000	None	over $100,000	$10,001-$50,000	None
Real Assets	None	None	None	None	None	None	None	None
Real Estate	None	over $100,000	None	None	None	over $100,000	None	None
Real Estate Fund–Advisor Class	None	None	None	None	None	None	None	None
TRP Reserve Investment	None	None	None	None	None	None	None	None
Retirement 2005	None	None	None	None	None	None	None	None
Retirement 2005 Fund–Advisor Class	None	None	None	None	None	None	None	None
Retirement 2005 Fund–R Class	None	None	None	None	None	None	None	None
Retirement 2010	None	None	None	None	None	None	None	None
Retirement 2010 Fund–Advisor Class	None	None	None	None	None	None	None	None
Retirement 2010 Fund–R Class	None	None	None	None	None	None	None	None
Retirement 2015	None	None	None	None	over $100,000	None	None	None
Retirement 2015 Fund–Advisor Class	None	None	None	None	None	None	None	None
Retirement 2015 Fund–R Class	None	None	None	None	None	None	None	None
Retirement 2020	None	None	None	None	over $100,000	None	None	None
Retirement 2020 Fund–Advisor Class	None	None	None	None	None	None	None	None
Retirement 2020 Fund–R Class	None	None	None	None	None	None	None	None
Retirement 2025	None	None	None	None	None	None	None	None
Retirement 2025 Fund–Advisor Class	None	None	None	None	None	None	None	None
Retirement 2025 Fund–R Class	None	None	None	None	None	None	None	None
Retirement 2030	None	None	None	None	None	None	None	None
Retirement 2030 Fund–Advisor Class	None	None	None	None	None	None	None	None

Aggregate Holdings, All Funds	Independent Directors
	Brody	Casey	Deering	Dick	Horn	Rodgers	Schreiber	Tercek
	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	None
Retirement 2030 Fund–R Class	None	None	None	None	None	None	None	None
Retirement 2035	None	None	None	None	None	None	None	None
Retirement 2035 Fund–Advisor Class	None	None	None	None	None	None	None	None
Retirement 2035 Fund–R Class	None	None	None	None	None	None	None	None
Retirement 2040	None	None	None	None	None	None	None	None
Retirement 2040 Fund–Advisor Class	None	None	None	None	None	None	None	None
Retirement 2040 Fund–R Class	None	None	None	None	None	None	None	None
Retirement 2045	None	None	None	None	None	None	None	None
Retirement 2045 Fund–Advisor Class	None	None	None	None	None	None	None	None
Retirement 2045 Fund–R Class	None	None	None	None	None	None	None	None
Retirement 2050	None	None	None	None	None	None	None	None
Retirement 2050 Fund–Advisor Class	None	None	None	None	None	None	None	None
Retirement 2050 Fund–R Class	None	None	None	None	None	None	None	None
Retirement 2055	None	None	None	None	None	None	None	None
Retirement 2055 Fund–Advisor Class	None	None	None	None	None	None	None	None
Retirement 2055 Fund–R Class	None	None	None	None	None	None	None	None
Retirement Income	None	None	None	None	None	None	None	None
Retirement Income Fund–Advisor Class	None	None	None	None	None	None	None	None
Retirement Income Fund–R Class	None	None	None	None	None	None	None	None
Science & Technology	None	None	None	$1-$10,000	None	$50,001-$100,000	None	None
Science & Technology Fund–Advisor Class	None	None	None	None	None	None	None	None
Short-Term Bond	None	over $100,000	None	over $100,000	None	None	over $100,000	None
Short-Term Bond Fund–Advisor Class	None	None	None	None	None	None	None	None
Small-Cap Stock	None	None	None	None	None	over $100,000	None	None
Small-Cap Stock Fund–Advisor Class	None	None	None	None	None	None	None	None
Small-Cap Value	None	None	None	None	None	None	None	None
Small-Cap Value Fund–Advisor Class	None	None	None	None	None	None	None	None
Spectrum Growth	None	None	None	None	None	$10,001-$50,000	None	None
Spectrum Income	None	None	None	over $100,000	None	None	None	None
Spectrum International	None	None	None	None	None	None	None	None
Strategic Income	None	None	None	None	None	None	None	None
Strategic Income Fund–Advisor Class	None	None	None	None	None	None	None	None

Aggregate Holdings, All Funds	Independent Directors
	Brody	Casey	Deering	Dick	Horn	Rodgers	Schreiber	Tercek
	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	None
Summit Cash Reserves	None	None	None	over $100,000	$10,001-$50,000	None	$1-$10,000	None
Summit GNMA	None	None	None	None	None	None	None	None
Summit Municipal Income	None	None	None	None	None	None	over $100,000	None
Summit Municipal Intermediate	None	None	None	None	None	None	over $100,000	None
Summit Municipal Money Market	None	None	None	None	None	None	$50,001-$100,000	None
Tax-Efficient Equity	None	None	None	None	None	None	None	None
Tax-Exempt Money	None	None	None	None	None	None	$1-$10,000	None
Tax-Free High Yield	None	None	None	None	None	None	over $100,000	None
Tax-Free Income	None	None	None	None	None	None	over $100,000	None
Tax-Free Income Fund–Advisor Class	None	None	None	None	None	None	None	None
Tax-Free Short-Intermediate	None	None	None	None	None	None	over $100,000	None
Total Equity Market Index	None	None	None	None	None	None	None	None
U.S. Bond Enhanced Index	None	None	None	None	None	None	None	None
U.S. Large-Cap Core	None	None	None	None	None	None	None	None
U.S. Large-Cap Core Fund–Advisor Class	None	None	None	None	None	None	None	None
U.S. Treasury Intermediate	None	None	None	$1-$10,000	None	None	over $100,000	None
U.S. Treasury Long-Term	None	None	None	None	None	None	over $100,000	None
U.S. Treasury Money	None	None	None	None	None	None	$1-$10,000	None
Value	None	$50,001-$100,000	None	None	None	None	over $100,000	None
Value Fund–Advisor Class	None	None	None	None	None	None	None	None
Virginia Tax-Free Bond	None	None	None	None	None	None	None	None

Aggregate Holdings, All Funds	Inside Directors
	Bernard	Gitlin	Laporte	Rogers
	over $100,000	over $100,000	over $100,000	over $100,000
Africa & Middle East	None	$10,001-$50,000	None	None
Balanced	None	None	None	None
Blue Chip Growth	None	None	None	None
Blue Chip Growth Fund–Advisor Class	None	None	None	None
Blue Chip Growth Fund–R Class	None	None	None	None
California Tax-Free Bond	None	None	None	None
California Tax-Free Money	None	None	None	None
Capital Appreciation	None	None	over $100,000	None
Capital Appreciation Fund–Advisor Class	None	None	None	None
Capital Opportunity	None	None	over $100,000	None

Aggregate Holdings, All Funds	Inside Directors
	Bernard	Gitlin	Laporte	Rogers
	over $100,000	over $100,000	over $100,000	over $100,000
Capital Opportunity Fund–Advisor Class	None	None	None	None
Capital Opportunity Fund–R Class	None	None	None	None
Corporate Income	None	None	None	None
Diversified Mid-Cap Growth	None	None	None	None
Diversified Small-Cap Growth	None	None	None	None
Dividend Growth	None	over $100,000	None	None
Dividend Growth Fund–Advisor Class	None	None	None	None
Emerging Europe	None	None	None	None
Emerging Markets Bond	None	None	None	None
Emerging Markets Local Currency Bond	None	Over $100,000	None	None
Emerging Markets Local Currency Bond Fund–Advisor Class	None	None	None	None
Emerging Markets Stock	over $100,000	None	over $100,000	None
Equity Income	over $100,000	None	None	over $100,000
Equity Income Fund–Advisor Class	None	None	None	None
Equity Income Fund–R Class	None	None	None	None
Equity Index 500	None	None	None	None
European Stock	None	None	$50,001-$100,000	None
Extended Equity Market Index	None	None	None	None
Financial Services	None	$10,001-$50,000	None	None
Floating Rate	None	$10,001-$50,000	None	None
Floating Rate Fund–Advisor Class	None	None	None	None
Georgia Tax-Free Bond	None	None	None	None
Global Infrastructure	None	None	None	None
Global Infrastructure Fund-Advisor Class	None	None	None	None
Global Large-Cap Stock	None	None	None	None
Global Large-Cap Stock Fund–Advisor Class	None	None	None	None
Global Real Estate	None	None	None	None
Global Real Estate Fund–Advisor Class	None	None	None	None
Global Stock	over $100,000	None	over $100,000	over $100,000
Global Stock Fund–Advisor Class	None	None	None	None
Global Technology	None	None	None	None
GNMA	None	None	None	None
TRP Government Reserve Investment	None	None	None	None
Growth & Income	None	None	None	None
Growth Stock	over $100,000	None	over $100,000	over $100,000
Growth Stock Fund–Advisor Class	None	None	None	None
Growth Stock Fund–R Class	None	None	None	None
Health Sciences	None	None	None	None
High Yield	$10,001-$50,000	over $100,000	None	None
High Yield Fund–Advisor Class	None	None	None	None
Inflation Focused Bond	None	None	None	None
Inflation Protected Bond	None	None	None	None
Institutional Africa & Middle East	None	None	None	None

Aggregate Holdings, All Funds	Inside Directors
	Bernard	Gitlin	Laporte	Rogers
	over $100,000	over $100,000	over $100,000	over $100,000
Institutional Concentrated International Equity	None	None	None	None
Institutional Core Plus	None	None	None	None
Institutional Core Plus Fund-F Class	None	None	None	None
Institutional Emerging Markets Bond	None	None	None	None
Institutional Emerging Markets Equity	None	None	None	None
Institutional Floating Rate	None	None	None	None
Institutional Floating Rate Fund-F Class	None	None	None	None
Institutional Global Equity	None	None	None	None
Institutional Global Large-Cap Equity	None	None	None	None
Institutional High Yield	None	None	None	None
Institutional International Bond	None	None	None	None
Institutional International Core Equity	None	None	None	None
Institutional International Growth Equity	None	None	None	None
Institutional Large-Cap Core Growth	None	None	None	None
Institutional Large-Cap Growth	None	None	None	None
Institutional Large-Cap Value	None	None	None	None
Institutional Mid-Cap Equity Growth	None	None	None	None
Institutional Small-Cap Stock	None	None	None	None
Institutional U.S. Structured Research	None	None	None	None
International Bond	None	None	None	None
International Bond Fund–Advisor Class	None	None	None	None
International Discovery	$10,001-$50,000	None	over $100,000	None
International Equity Index	None	None	None	None
International Growth & Income	None	None	None	None
International Growth & Income Fund–Advisor Class	None	None	None	None
International Growth & Income Fund–R Class	None	None	None	None
International Stock	$50,0001-$100,000	over $100,000	over $100,000	None
International Stock Fund–Advisor Class	None	None	None	None
International Stock Fund–R Class	None	None	None	None
Japan	None	None	None	over $100,000
Latin America	None	None	None	None
Maryland Short-Term Tax-Free Bond	None	None	None	None
Maryland Tax-Free Bond	None	None	over $100,000	None
Maryland Tax-Free Money	None	None	None	None
Media & Telecommunications	None	None	over $100,000	over $100,000
Mid-Cap Growth	over $100,000	None	over $100,000	None
Mid-Cap Growth Fund–Advisor Class	None	None	None	None
Mid-Cap Growth Fund–R Class	None	None	None	None
Mid-Cap Value	None	None	None	None

Aggregate Holdings, All Funds	Inside Directors
	Bernard	Gitlin	Laporte	Rogers
	over $100,000	over $100,000	over $100,000	over $100,000
Mid-Cap Value Fund–Advisor Class	None	None	None	None
Mid-Cap Value Fund–R Class	None	None	None	None
New America Growth	None	None	over $100,000	over $100,000
New America Growth Fund–Advisor Class	None	None	None	None
New Asia	over $100,000	None	over $100,000	None
New Era	None	None	None	None
New Horizons	over $100,000	None	over $100,000	None
New Income	None	None	$50,001-$100,000	$50,001-$100,000
New Income Fund–Advisor Class	None	None	None	None
New Income Fund–R Class	None	None	None	None
New Jersey Tax-Free Bond	None	None	None	None
New York Tax-Free Bond	None	None	None	None
New York Tax-Free Money	None	None	None	None
Overseas Stock	None	None	None	None
Personal Strategy Balanced	None	None	None	None
Personal Strategy Growth	None	None	None	None
Personal Strategy Income	None	None	None	None
Prime Reserve	over $100,000	None	$50,001-$100,000	$50,001-$100,000
Real Assets	None	None	None	None
Real Estate	None	None	over $100,000	None
Real Estate Fund–Advisor Class	None	None	None	None
TRP Reserve Investment	None	None	None	None
Retirement 2005	None	None	None	None
Retirement 2005 Fund–Advisor Class	None	None	None	None
Retirement 2005 Fund–R Class	None	None	None	None
Retirement 2010	None	None	None	None
Retirement 2010 Fund–Advisor Class	None	None	None	None
Retirement 2010 Fund–R Class	None	None	None	None
Retirement 2015	None	over $100,000	None	None
Retirement 2015 Fund–Advisor Class	None	None	None	None
Retirement 2015 Fund–R Class	None	None	None	None
Retirement 2020	None	None	None	None
Retirement 2020 Fund–Advisor Class	None	None	None	None
Retirement 2020 Fund–R Class	None	None	None	None
Retirement 2025	None	None	None	None
Retirement 2025 Fund–Advisor Class	None	None	None	None
Retirement 2025 Fund–R Class	None	None	None	None
Retirement 2030	None	over $100,000	None	None
Retirement 2030 Fund–Advisor Class	None	None	None	None
Retirement 2030 Fund–R Class	None	None	None	None
Retirement 2035	None	$10,001-$50,000	None	None
Retirement 2035 Fund–Advisor Class	None	None	None	None
Retirement 2035 Fund–R Class	None	None	None	None
Retirement 2040	None	None	None	None

Aggregate Holdings, All Funds	Inside Directors
	Bernard	Gitlin	Laporte	Rogers
	over $100,000	over $100,000	over $100,000	over $100,000
Retirement 2040 Fund–Advisor Class	None	None	None	None
Retirement 2040 Fund–R Class	None	None	None	None
Retirement 2045	None	None	None	None
Retirement 2045 Fund–Advisor Class	None	None	None	None
Retirement 2045 Fund–R Class	None	None	None	None
Retirement 2050	None	None	None	None
Retirement 2050 Fund–Advisor Class	None	None	None	None
Retirement 2050 Fund–R Class	None	None	None	None
Retirement 2055	over $100,000	None	None	None
Retirement 2055 Fund–Advisor Class	None	None	None	None
Retirement 2055 Fund–R Class	None	None	None	None
Retirement Income	None	None	None	None
Retirement Income Fund–Advisor Class	None	None	None	None
Retirement Income Fund–R Class	None	None	None	None
Science & Technology	over $100,000	None	over $100,000	$50,001-$100,000
Science & Technology Fund–Advisor Class	None	None	None	None
Short-Term Bond	None	None	None	None
Short-Term Bond Fund–Advisor Class	None	None	None	None
Small-Cap Stock	$10,001-$50,000	None	None	None
Small-Cap Stock Fund–Advisor Class	None	None	None	None
Small-Cap Value	over $100,000	None	None	None
Small-Cap Value Fund–Advisor Class	None	None	None	None
Spectrum Growth	over $100,000	None	over $100,000	None
Spectrum Income	$10,001-$50,000	None	over $100,000	over $100,000
Spectrum International	$10,001-$50,000	None	over $100,000	None
Strategic Income	None	None	None	None
Strategic Income Fund–Advisor Class	None	None	None	None
Summit Cash Reserves	over $100,000	$50,001-$100,000	over $100,000	over $100,000
Summit GNMA	None	None	None	None
Summit Municipal Income	None	None	None	None
Summit Municipal Intermediate	None	None	None	None
Summit Municipal Money Market	None	over $100,000	None	None
Tax-Efficient Equity	None	None	None	None
Tax-Exempt Money	None	None	None	None
Tax-Free High Yield	None	None	None	None
Tax-Free Income	None	None	None	None
Tax-Free Income Fund–Advisor Class	None	None	None	None
Tax-Free Short-Intermediate	None	None	None	None
Total Equity Market Index	None	None	over $100,000	None
U.S. Bond Enhanced Index	None	None	over $100,000	None
U.S. Large-Cap Core	None	None	None	None
U.S. Large-Cap Core–Advisor Class	None	None	None	None
U.S. Treasury Intermediate	None	None	None	None

Aggregate Holdings, All Funds	Inside Directors
	Bernard	Gitlin	Laporte	Rogers
	over $100,000	over $100,000	over $100,000	over $100,000
U.S. Treasury Long-Term	None	None	None	None
U.S. Treasury Money	None	over $100,000	None	None
Value	None	over $100,000	over $100,000	over $100,000
Value Fund–Advisor Class	None	None	None	None
Virginia Tax-Free Bond	None	None	None	None

Portfolio Managers’ Holdings in the Price Funds

The following tables set forth the Price Fund holdings of each fund’s portfolio manager(s). The portfolio manager for each fund normally serves as chairman of the fund’s Investment Advisory Committee, and has day-to-day responsibility for managing the fund and executing the fund’s investment program.

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	All Funds Range as of 12/31/11
Africa & Middle East	Oliver D.M. Bell	none	none
Balanced	Charles M. Shriver	none	$500,001–$1,000,000
Blue Chip Growth	Larry J. Puglia	over $1,000,000	over $1,000,000
Capital Appreciation	David R. Giroux	$500,001–$1,000,000	over $1,000,000
Capital Opportunity	Anna M. Dopkin	over $1,000,000	over $1,000,000
Corporate Income	David A. Tiberii	$50,001–$100,000	over $1,000,000
Diversified Mid-Cap Growth	Donald J. Easley Donald J. Peters	$500,001–$1,000,000 $500,001–$1,000,000	over $1,000,000 over $1,000,000
Diversified Small-Cap Growth	Sudhir Nanda	$100,001–$500,000	$500,001–$1,000,000
Dividend Growth	Thomas J. Huber	$100,001–$500,000	over $1,000,000
Emerging Europe	Leigh Innes	$10,001–$50,000	$50,001–$100,000
Emerging Markets Bond	Michael J. Conelius	$100,001–$500,000	over $1,000,000
Emerging Markets Local Currency Bond	Andrew Keirle Christopher J. Rothery	none $10,001–$50,000	none $10,001–$50,000
Emerging Markets Stock	Gonzalo Pangaro	over $1,000,000	over $1,000,000
Equity Income	Brian C. Rogers	over $1,000,000	over $1,000,000
Equity Index 500	E. Frederick Bair	$10,001–$50,000	$500,001–$1,000,000
European Stock	Dean Tenerelli	none	none
Extended Equity Market Index	E. Frederick Bair Ken D. Uematsu	$10,001–$50,000 $1–$10,000	$500,001–$1,000,000 $100,001–$500,000
Financial Services	Eric L. Veiel	$50,001–$100,000	$100,001–$500,000
Floating Rate	Justin J. Gerbereux Paul M. Massaro	(b) (b)	$500,001–$1,000,000 $500,001–$1,000,000
Global Infrastructure	Susanta Mazumdar	none	none
Global Large-Cap Stock	R. Scott Berg	$500,001–$1,000,000	over $1,000,000
Global Real Estate	David M. Lee	$100,001–$500,000	over $1,000,000
Global Stock	Robert N. Gensler	over $1,000,000	over $1,000,000
Global Technology	David J. Eiswert	$500,001–$1,000,000	over $1,000,000
GNMA	Andrew C. McCormick	$100,001–$500,000	$500,001–$1,000,000
Growth & Income	Thomas J. Huber	$100,001–$500,000	over $1,000,000
Growth Stock	P. Robert Bartolo	over $1,000,000	over $1,000,000
Health Sciences	Kris H. Jenner	$500,001–$1,000,000	$500,001–$1,000,000
High Yield	Mark J. Vaselkiv	$100,001–$500,000	over $1,000,000
Inflation Protected Bond	Daniel O. Shackelford	$50,001–$100,000	over $1,000,000
International Bond	Ian D. Kelson	$500,001–$1,000,000	$500,001–$1,000,000

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	All Funds Range as of 12/31/11
International Discovery	Justin Thomson	$100,001–$500,000	over $1,000,000
International Equity Index	E. Frederick Bair Neil Smith	$10,001–$50,000 none	$500,001–$1,000,000 none
International Growth & Income	Jonathan H.W. Matthews	none	none
International Stock	Robert W. Smith	over $1,000,000	over $1,000,000
Japan	M. Campbell Gunn	none	none
Latin America	Jose Costa Buck	$50,001–$100,000	$100,001–$500,000
Maryland Short-Term Tax-Free Bond	Charles B. Hill	none	over $1,000,000
Maryland Tax-Free Bond	Hugh D. McGuirk	$500,001–$1,000,000	over $1,000,000
Maryland Tax-Free Money	Joseph K. Lynagh	$10,001–$50,000	over $1,000,000
Media & Telecommunications	Daniel Martino	$500,001–$1,000,000	$500,001–$1,000,000
Mid-Cap Growth	Brian W.H. Berghuis	over $1,000,000	over $1,000,000
Mid-Cap Value	David J. Wallack	over $1,000,000	over $1,000,000
New America Growth	Joseph M. Milano	over $1,000,000	over $1,000,000
New Asia	Anh Lu	none	none
New Era	Timothy E. Parker	$100,001–$500,000	$500,001–$1,000,000
New Horizons	Henry M. Ellenbogen	$100,001–$500,000	over $1,000,000
New Income	Daniel O. Shackelford	$50,001–$100,000	over $1,000,000
Overseas Stock	Raymond A. Mills	$500,001–$1,000,000	over $1,000,000
Personal Strategy Balanced	Charles M. Shriver	$1-$10,000	$500,001–$1,000,000
Personal Strategy Growth	Charles M. Shriver	none	$500,001–$1,000,000
Personal Strategy Income	Charles M. Shriver	none	$500,001–$1,000,000
Prime Reserve	Joseph K. Lynagh	$50,001–$100,000	over $1,000,000
Real Assets	Wyatt A. Lee	$1-$10,000	over $1,000,000
Real Estate	David M. Lee	$100,001–$500,000	over $1,000,000
Science & Technology	Kennard W. Allen	over $1,000,000	over $1,000,000
Short-Term Bond	Edward A. Wiese	$500,001–$1,000,000	over $1,000,000
Small-Cap Stock	Gregory A. McCrickard	over $1,000,000	over $1,000,000
Small-Cap Value	Preston G. Athey	over $1,000,000	over $1,000,000
Spectrum Growth	Charles M. Shriver	$100,001-$500,000	$500,001–$1,000,000
Spectrum Income	Charles M. Shriver	$100,001-$500,000	$500,001–$1,000,000
Spectrum International	Christopher D. Alderson	none	over $1,000,000
Strategic Income	Steven C. Huber	$100,001–$500,000	$100,001–$500,000
Summit Cash Reserves	Joseph K. Lynagh	$10,001–$50,000	over $1,000,000
Summit GNMA	Andrew C. McCormick	$100,001–$500,000	$500,001–$1,000,000
Summit Municipal Income	Konstantine B. Mallas	$100,001–$500,000	over $1,000,000
Summit Municipal Intermediate	Charles B. Hill	$500,001–$1,000,000	over $1,000,000
Summit Municipal Money Market	Joseph K. Lynagh	none	over $1,000,000
Tax- Efficient Equity	Donald J. Peters	over $1,000,000	over $1,000,000
Tax- Exempt Money	Joseph K. Lynagh	none	over $1,000,000
Tax- Free High Yield	James M. Murphy	$100,001–$500,000	over $1,000,000
Tax- Free Income	Konstantine B. Mallas	$100,001–$500,000	over $1,000,000
Tax- Free Short-Intermediate	Charles B. Hill	$100,001–$500,000	over $1,000,000
Total Equity Market Index	E. Frederick Bair Ken D. Uematsu	$10,001–$50,000 $1-$10,000	$500,001–$1,000,000 $100,001–$500,000
U.S. Bond Enhanced Index	Robert M. Larkins	$1-$10,000	$100,001–$500,000
U.S. Large-Cap Core	Jeffrey Rottinghaus	over $1,000,000	over $1,000,000
U.S. Treasury Intermediate	Brian J. Brennan	$10,001–$50,000	$500,001–$1,000,000
U.S. Treasury Long-Term	Brian J. Brennan	$10,001–$50,000	$500,001–$1,000,000
U.S. Treasury Money	Joseph K. Lynagh	none	over $1,000,000

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	All Funds Range as of 12/31/11
Value	Mark S. Finn	$100,001–$500,000	over $1,000,000

(a) See table beginning on page 7 for the fiscal year of the funds. The range of fund holdings as of the fund’s fiscal year is updated concurrently with each fund’s prospectus date as shown in the table beginning on page 7.

(b) The fund incepted on July 29, 2011, therefore the range of fund holdings is not yet available.

The following funds may be purchased only by institutional investors.

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	All Funds Range as of 12/31/11
Institutional Africa & Middle East	Oliver D.M. Bell	none	none
Institutional Concentrated International Equity	Federico Santilli	none	none
Institutional Core Plus	Brian J. Brennan	none	$500,001–$1,000,000
Institutional Emerging Markets Bond	Michael J. Conelius	none	over $1,000,000
Institutional Emerging Markets Equity	Gonzalo Pangaro	none	over $1,000,000
Institutional Floating Rate	Justin J. Gerbereux Paul M. Massaro	$10,001–$50,000 $10,001–$50,000	$500,001–$1,000,000 $500,001–$1,000,000
Institutional Global Equity	Robert N. Gensler	none	over $1,000,000
Institutional Global Large-Cap Equity	R. Scott Berg	none	over $1,000,000
Institutional High Yield	Paul A. Karpers	none	over $1,000,000
Institutional International Bond	Ian D. Kelson	none	$500,001–$1,000,000
Institutional International Core Equity	Raymond A. Mills	none	over $1,000,000
Institutional International Growth Equity	Robert W. Smith	none	over $1,000,000
Institutional Large Cap Core Growth	Larry J. Puglia	None	over $1,000,000
Institutional Large-Cap Growth	Robert W. Sharps	$500,001–$1,000,000	over $1,000,000
Institutional Large-Cap Value	Mark S. Finn John D. Linehan Brian C. Rogers	none $100,001–$500,000 none	over $1,000,000 over $1,000,000 over $1,000,000
Institutional Mid-Cap Equity Growth	Brian W.H. Berghuis	none	over $1,000,000
Institutional Small-Cap Stock	Gregory A. McCrickard	none	over $1,000,000
Institutional U.S. Structured Research	Anna M. Dopkin	none	over $1,000,000

(a) See table beginning on page 7 for the fiscal year of the funds. The range of fund holdings as of the fund’s fiscal year is updated concurrently with each fund’s prospectus date as shown in the table beginning on page 7.

The following funds are designed for persons residing in the indicated state. The portfolio managers reside in Maryland.

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	All Funds Range as of 12/31/11
California Tax-Free Bond	Konstantine B. Mallas	none	over $1,000,000
California Tax-Free Money	Joseph K. Lynagh	none	over $1,000,000
Georgia Tax-Free Bond	Hugh D. McGuirk	none	over $1,000,000
New Jersey Tax-Free Bond	Konstantine B. Mallas	none	over $1,000,000
New York Tax-Free Bond	Konstantine B. Mallas	none	over $1,000,000
New York Tax-Free Money	Joseph K. Lynagh	none	over $1,000,000
Virginia Tax-Free Bond	Hugh D. McGuirk	none	over $1,000,000

(a) See table beginning on page 7 for the fiscal year of the funds. The range of fund holdings as of the fund’s fiscal year is updated concurrently with each fund’s prospectus date as shown in the table beginning on page 7.

The following funds are designed such that a single individual would normally select one fund based on that person’s expected retirement date.

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	All Funds Range as of 12/31/11
Retirement 2005	Jerome A. Clark	none	$500,001–$1,000,000
Retirement 2010	Jerome A. Clark	none	$500,001–$1,000,000
Retirement 2015	Jerome A. Clark	none	$500,001–$1,000,000
Retirement 2020	Jerome A. Clark	none	$500,001–$1,000,000
Retirement 2025	Jerome A. Clark	none	$500,001–$1,000,000
Retirement 2030	Jerome A. Clark	none	$500,001–$1,000,000
Retirement 2035	Jerome A. Clark	none	$500,001–$1,000,000
Retirement 2040	Jerome A. Clark	$500,001–$1,000,000	$500,001–$1,000,000
Retirement 2045	Jerome A. Clark	$10,001–$50,000	$500,001–$1,000,000
Retirement 2050	Jerome A. Clark	none	$500,001–$1,000,000
Retirement 2055	Jerome A. Clark	none	$500,001–$1,000,000
Retirement Income	Jerome A. Clark	none	$500,001–$1,000,000

(a) See table beginning on page 7 for the fiscal year of the funds. The range of fund holdings as of the fund’s fiscal year is updated concurrently with each fund’s prospectus date as shown in the table beginning on page 7.

The following funds are not available for direct purchase by members of the public.

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	All Funds Range as of 12/31/11
Emerging Markets Bond Multi-Sector Account Portfolio	Michael J. Conelius	none	over $1,000,000
Emerging Markets Local Multi-Sector Account Portfolio	Andrew Keirle Christopher J. Rothery	none none	none $10,001-50,000
Floating Rate Multi-Sector Account Portfolio	Justin J. Gerbereux Paul M. Massaro	(b) (b)	$500,001–$1,000,000 $500,001–$1,000,000
High Yield Multi-Sector Account Portfolio	Mark J. Vaselkiv	(b)	over $1,000,000
Investment-Grade Corporate Multi-Sector Account Portfolio	David A. Tiberii	(b)	over $1,000,000
Mortgage-Backed Securities Multi-Sector Account Portfolio	Andrew C. McCormick	(b)	$500,001–$1,000,000
Inflation Focused Bond	Daniel O. Shackelford	none	over $1,000,000
TRP Government Reserve Investment	Joseph K. Lynagh	none	over $1,000,000
TRP Reserve Investment	Joseph K. Lynagh	none	over $1,000,000

(a) See table beginning on page 7 for the fiscal year of the funds. The range of fund holdings as of the fund’s fiscal year is updated concurrently with each fund’s prospectus date as shown in the table beginning on page 7.

(b) The fund incepted on March 1, 2012, therefore the range of fund holdings is not yet available. However, the portfolio managers will not be eligible to invest in any funds that are not publicly available for purchase by individuals.

Portfolio Manager Compensation

Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors.

Investment performance over 1-, 3-, 5-, and 10-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. T. Rowe Price (and Price Hong Kong, Price Singapore, and T. Rowe Price International, as appropriate), evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad-based index (e.g., S&P 500) and the Lipper index (e.g., Large-Cap Growth) set forth in the total returns table in the fund’s prospectus, although other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by the applicable investment steering committee (as described under the “Disclosure of Fund Portfolio Information” section) and are the same as those presented to the directors of the Price Funds in their regular review of fund performance. Performance is primarily measured on a pretax basis though tax efficiency is considered and is especially important for the Tax-Efficient Equity Fund. Compensation is viewed with a long-term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed-income funds, a fund’s expense ratio is usually taken into account.

Contribution to T. Rowe Price’s overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring younger analysts, and being good corporate citizens are important components of T. Rowe Price’s long-term success and are highly valued.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used for all portfolios managed by the portfolio manager.

Assets Under Management

The following table sets forth the number and total assets of the mutual funds and accounts managed by the Price Funds’ portfolio managers as of the most recent fiscal year end of the funds they manage, unless otherwise indicated. All of the assets of the funds that have multiple portfolio managers are shown as being allocated to all managers of those funds. There are no accounts for which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Kennard Allen	3	$3,082,857,380	—	—	—	—
Christopher D. Alderson	3	845,060,381	1	$20,310,974	—	—
Preston G. Athey	8	8,725,559,790	1	19,549,212	9	433,424,407
E. Frederick Bair	8	16,992,722,324	2	2,361,026,752	1	825,444,402
P. Robert Bartolo	11	30,950,460,970	1	194,183,737	7	881,745,283
Oliver D.M. Bell	2	247,877,614	1	21,173,723	—	—
R. Scott Berg	4	119,137,480	5	696,696,322	3	591,365,006
Brian W.H. Berghuis	8	24,816,337,728	1	56,310,081	7	904,677,024
Brian J. Brennan	4	815,999,483	4	2,913,250,241	8	1,979,024,119
Jerome A. Clark	53	68,370,671,628	15	2,029,541,876	5	2,385,872,600
Michael J. Conelius	10	3,861,688,659	5	8,277,822,480	1	37,863,703
Jose Costa Buck	1	2,243,148,884	1	89,243,046	1	247,146,930
Anna M. Dopkin	10	3,984,140,384	5	6,294,280,686	57	14,058,490,493
Henry M. Ellenbogen	1	7,859,592,630	3	884,451,977	8	1,013,664,091
Donald J. Easley	—	—	—	—	2	35,526,642
David J. Eiswert	2	605,226,995	1	303,295,927	1	38,357,596

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Mark S. Finn	4	13,077,673,616	—	—	—	—
Robert N. Gensler	10	3,733,065,068	25	4,487,058,461	15	7,150,225,214
Justin T. Gerbereux	1	1,867,768,546	—	—	—	—
David R. Giroux	3	12,822,350,626	—	—	—	—
M. Campbell Gunn	1	179,526,130	2	187,943,279	2	1,359,258,636
Charles B. Hill	3	3,605,821,926	2	285,144,551	6	1,476,196,896
Steven C. Huber	1	136,533,140	—	—	—	—
Thomas J. Huber	3	4,221,207,830	1	191,911,079	—	—
Leigh Innes	1	495,499,092	1	13,003,573	—	—
Kris H. Jenner	6	3,980,932,026	—	—	1	58,815,185
Paul A. Karpers	1	1,464,352,277	—	—	3	1,096,552,100
Andrew Keirle	2	63,268,977	1	12,558,000	—	—
Ian D. Kelson	4	5,831,677,184	11	1,220,329,512	1	2,431,211
John H. Laporte	2	4,238,068,702	3	194,848,652	9	594,450,745
Robert M. Larkins	1	1,188,585,790	3	1,357,890,750	1	102,069,815
David M. Lee	3	3,044,868,784	—	—	2	66,454,314
Wyatt A. Lee	1	878,942,259	—	—	1	85,868,948
John D. Linehan	5	4,266,527,308	3	724,589,806	25	2,531,414,416
Anh Lu	1	4,127,109,997	2	187,752,632	1	377,440,763
Joseph K. Lynagh	11	30,498,954,010	—	—	7	352,689,669
Konstantine B. Mallas	5	4,321,045,482	—	—	4	88,462,309
Daniel Martino	2	1,984,874,159	—	—	—	—
Paul M. Massaro	1	1,867,768,546	—	—	—	—
Jonathan H.W. Matthews	1	4,402,296,229	1	194,452,226	—	—
Susanta Mazumdar	2	185,118,107	—	—	1	8,648,853
Andrew C. McCormick	5	2,172,948,149	—	—	3	29,461,647
Gregory A. McCrickard	4	7,350,859,623	2	403,113,247	4	324,734,735
Hugh D. McGuirk	3	2,630,485,985	—	—	10	323,341,712
Joseph M. Milano	2	2,678,656,095	—	—	—	—
Raymond A. Mills	5	4,413,954,072	1	198,803,999	3	855,549,187
James M. Murphy	1	1,647,680,641	—	—	—	—
Sudhir Nanda	1	189,000,470	—	—	—	—
Gonzalo Pangaro	3	6,425,958,045	6	5,251,953,207	6	2,937,108,505
Timothy E. Parker	3	5,781,714,768	1	224,611,723	8	774,853,145
Donald J. Peters	5	1,252,945,635	—	—	18	1,292,344,914
Larry J. Puglia	10	17,820,175,070	2	218,649,928	16	3,629,699,230
Brian C. Rogers	13	30,191,956,508	2	1,198,047,465	15	2,073,581,800
Christopher J. Rothery	2	79,650,853	—	—	1	38,289,115
Jeffrey Rottinghaus	2	141,444,384	2	170,508,788	—	—
Federico Santilli	1	7,349,037	—	—	—	—
Daniel O. Shackelford	8	20,184,944,374	2	2,453,125,607	11	2,485,588,123
Robert W. Sharps	8	5,767,241,836	6	4,485,586,792	38	11,539,307,246
Charles M. Shriver	19	18,047,697,037	6	1,536,581,586	20	911,212,751
Neil Smith	1	354,016,138	—	—	1	166,161,566
Robert W. Smith	4	7,630,984,891	1	214,040,077	2	235,089,430

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
David Stanley	1	136,533,140	2	27,440,550	2	7,835,204
Dean Tenerelli	1	711,985,137	2	453,771,831	—	—
Justin Thomson	1	2,425,760,938	1	12,118,853	—	—
David A. Tiberii	3	817,122,149	1	92,226,721	8	1,862,763,542
Ken D. Uematsu	5	1,057,104,308	—	—	1	670,031,395
Mark J. Vaselkiv	7	9,458,526,049	7	2,774,312,072	21	3,489,851,223
Eric L. Veiel	1	267,926,671	—	—	—	—
David J. Wallack	3	9,529,084,816	1	54,203,742	2	172,388,184
Edward A. Wiese	6	9,140,644,666	1	287,052,157	9	2,537,448,001
Ernest C. Yeung	1	2,425,738,066	—	—	—	—

Conflicts of Interest

Portfolio managers at T. Rowe Price and its affiliates typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), offshore funds and commingled trust accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices, and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price and its affiliates have adopted brokerage and trade allocation policies and procedures which they believe are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the “Portfolio Manager Compensation” section, our portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager. Please see the “Portfolio Transactions” section of this SAI for more information on our brokerage and trade allocation policies.

T. Rowe Price funds may, from time to time, own shares of Morningstar, Inc. Morningstar is a provider of investment research to individual and institutional investors, and publishes ratings on mutual funds, including the Price Funds. T. Rowe Price manages the Morningstar retirement plan and T. Rowe Price and its affiliates pay Morningstar for a variety of products and services. In addition, Morningstar may provide investment consulting and investment management services to clients of T. Rowe Price or its affiliates.

PRINCIPAL HOLDERS OF SECURITIES

As of the date indicated, the directors and executive officers of the funds, as a group, owned less than 1% of the outstanding shares of any fund, except for the funds shown in the following table.

Fund	%*
Africa & Middle East	1.3
Capital Opportunity	1.3
Emerging Markets Local Currency Bond	1.3
Institutional Floating Rate Fund–F Class	2.3
Global Large-Cap Stock	5.4
Global Stock	2.5
Maryland Short-Term Tax-Free Bond	2.4
Maryland Tax-Free Bond	1.2

Fund	%*
Maryland Tax-Free Money	2.9
Summit Cash Reserves	1.2
Summit Municipal Money Market	1.2
Tax-Exempt Money	1.2
Tax-Efficient Equity	3.2
U.S. Large-Cap Core	3.8

* Based on December 31, 2011 data for the directors and March 31, 2012 data for the executive officers.

As of January 31, 2012, the following shareholders of record owned more than 5% of the outstanding shares of the indicated funds and/or classes.

Fund	Shareholder	%
Africa & Middle East	Charles Schwab & Company, Inc. Reinvest Account Attn.: Mutual Fund Department 101 Montgomery Street San Francisco, California 94104 National Financial Services for the Exclusive Benefit of Our Customers 200 Liberty Street One World Financial Center, 5th Floor New York, New York 10281 University of Arkansas Foundation, Inc. 535 Research Center Boulevard, Suite 120 Fayetteville, Arkansas 72701	5.65 5.88 12.39
Balanced	T. Rowe Price Trust Company Attn.: TRPS Institutional Control Department P.O. Box 17215 Baltimore, Maryland 21297	40.88(c)
Blue Chip Growth	Edward D. Jones & Company Shareholder Accounting Attn.: Mutual Fund 201 Progress Parkway Maryland Heights, Missouri 63043 National Financial Services for the Exclusive Benefit of Our Customers T. Rowe Price Retirement Plan Services TR Blue Chip Growth Fund Attn.: Asset Reconciliations P.O. Box 17215 Baltimore, Maryland 21297	10.80 10.29 13.93

Fund	Shareholder	%
Blue Chip Growth–Advisor Class	Charles Schwab & Company, Inc. Reinvest Account National Financial Services for the Exclusive Benefit of Our Customers Reliance Trust Company FBO Retirement Plans Serviced by MetLife 8515 East Orchard Road 2T2 Greenwood Village, Colorado 80111 The Union Central Life Insurance Company Attn.: Variable Trades Separate Account G 5900 O Street Lincoln, Nebraska 68510 Vanguard Fiduciary Trust Company T. Rowe Price Advisor Class Funds Attn.: Outside Funds P.O. Box 2900 Valley Forge, Pennsylvania 19482	11.89 23.56 5.34 5.86 8.77
Blue Chip Growth–R Class	American United Life Separate Account II Attn.: Separate Accounts P.O. Box 368 Indianapolis, Indiana 46206 Emjay Corporation Custodian FBO Plans of RPSA Customers c/o Great West 8515 East Orchard Road 2T2 Greenwood Village, Colorado 80111 Nationwide Trust Company FSB c/o IPO Portfolio Accounting P.O. Box 182029 Columbus, Ohio 43218 State Street Corporation Trustee FBO ADP Access 1 Lincoln Street Boston, Massachusetts 02111	10.74 7.44 11.39 12.85
California Tax-Free Bond	Charles Schwab & Company, Inc. Reinvest Account	5.76
California Tax-Free Money	Georgette O’Connor Day TR Georgette O’Connor Day Trust Los Angeles, California	12.48
Capital Appreciation	Charles Schwab & Company, Inc. Reinvest Account National Financial Services for the Exclusive Benefit of Our Customers T. Rowe Price Trust Company Attn.: TRPS Institutional Control Department	8.88 9.16 5.28

Fund	Shareholder	%
Capital Appreciation–Advisor Class	Ameritas Life Insurance Corporation Separate Account G 5900 O Street Lincoln, Nebraska 68510 Charles Schwab & Company, Inc. Reinvest Account Citigroup Global Markets Book Account 333 West 34th Street, 8th Floor New York, New York 10001 National Financial Services for the Exclusive Benefit of Our Customers	11.42 12.75 16.95 22.92
Capital Opportunity	McWood & Company P.O. Box 29522 Raleigh, North Carolina 27626 T. Rowe Price Associates Attn.: Financial Reporting Department 100 East Pratt Street Baltimore, MD 21202	43.84(a) 6.09
Capital Opportunity Fund–Advisor Class

Charles Schwab & Company, Inc.
Reinvest Account

National Financial Services for the Exclusive Benefit of
Our Customers

Reliance Trust Company
FBO Retirement Plans Serviced by Metlife

c/o Fascore LLC
8515 East Orchard Road 2T2
Greenwood Village, Colorado 80111

5.69 37.68(a) 49.16(a)
Capital Opportunity Fund–R Class

Charles Schwab & Company, Inc.
Reinvest Account

Nationwide Trust Company FSB
c/o IPO Portfolio Accounting

Reliance Trust Company
FBO MTRMLS Inc.
P.O. Box 48529
Atlanta, Georgia 30362

NFS LLC

FEBO Reliance Trust Co. Trust/Custodian For TRS FBO Various Retirement Plans
1150 South Olive Street
Los Angeles, California 90015

37.53(a) 14.85 5.47 13.80
Corporate Income	Spectrum Income Fund T. Rowe Price Associates Attn.: Fund Accounting Department	42.11(d)

Fund	Shareholder	%
Dividend Growth	Edward D. Jones & Company Shareholder Accounting Attn.: Mutual Fund MLPF&S for the Sole Benefit of Its Customers 4800 Deerlake Drive East, 3rd Floor Jacksonville, Florida 32246 National Financial Services for the Exclusive Benefit of Our Customers T. Rowe Price Trust Company Dividend Growth Fund (DGF) Attn.: Asset Reconciliation	21.59 10.24 13.03 7.20
Dividend Growth Fund–Advisor Class	National Financial Services for the Exclusive Benefit of Our Customers Wells Fargo Bank FBO Various Retirement Plans 1525 West WT Harris Boulevard Charlotte, North Carolina 28288	72.85(a) 6.65
Emerging Europe	National Financial Services for the Exclusive Benefit of Our Customers	9.45
Emerging Markets Bond	Retirement Portfolio 2010 T. Rowe Price Associates Attn.: Fund Accounting Department Retirement Portfolio 2015 Retirement Portfolio 2020 Retirement Portfolio 2025 Retirement Portfolio 2030 Spectrum Income Fund T. Rowe Price Associates Attn.: Fund Accounting Department	6.84 6.80 12.33 5.10 5.90 16.95
Emerging Markets Stock	National Financial Services for the Exclusive Benefit of Our Customers Retirement Portfolio 2020 Retirement Portfolio 2025 Retirement Portfolio 2030 Retirement Portfolio 2040	10.84 8.97 5.39 8.83 6.29
Emerging Markets Local Currency Bond	T. Rowe Price Associates Attn.: Financial Reporting Department	24.65
Emerging Markets Local Currency Bond–Advisor Class	T. Rowe Price Associates Attn.: Financial Reporting Department UMB Bank NA C/F 5962 Williamson Road St. Thomas, Pennsylvania 17252	83.08(e) 9.78

Fund	Shareholder	%
Equity Income	Edward D. Jones & Company Shareholder Accounting Attn.: Mutual Fund National Financial Services for the Exclusive Benefit of Our Customers T. Rowe Price Trust Company Attn.: TRPS Institutional Control Department	9.11 6.83 13.53
Equity Income Fund–Advisor Class	John Hancock Life Insurance USA RPS SEG Funds and Accounting ET-7 601 Congress Street Boston, Massachusetts 02210 National Financial Services for the Exclusive Benefit of Our Customers	22.03 37.22(a)
Equity Income Fund–R Class	American United Life Separate Account II DCGT as Trustee and/or Custodian FBO Principal Financial Group Qualified Prin. Advtg. Omnibus Attn.: NPI0 Trade Desk 711 High Street Des Moines, Iowa 50392 Hartford Life Insurance Company Separate Account Attn.: UIT Operations P.O. Box 2999 Hartford, Connecticut 06104 Nationwide Trust Company FSB c/o IPO Portfolio Accounting Wells Fargo Bank FBO Various Retirement Plans	18.89 7.24 5.73 6.47 7.60
Equity Index 500	Retirement Portfolio 2010 Retirement Portfolio 2015 Retirement Portfolio 2020 Retirement Portfolio 2025 Retirement Portfolio 2030	10.06 10.01 17.52 7.62 8.99
European Stock	Charles Schwab & Company, Inc. Reinvest Account Spectrum International Fund T. Rowe Price Associates Attn.: Fund Accounting Department	6.98 20.19
Extended Equity Market Index	T. Rowe Price Trust Company Attn.: TRPS Institutional Control Department	12.99
Financial Services	T. Rowe Price Retirement Plan Services, Inc. New Business Group for #117	6.51
Floating Rate	T. Rowe Price Associates Attn.: Financial Reporting Department	40.35(e)

Fund	Shareholder	%
Floating Rate Fund–Advisor Class

Ameritrade, Inc. FBO

P.O. Box 2226
Omaha, Nebraska 68103

Charles Schwab & Company, Inc.
Reinvest Account

Primevest Financial Services

FBO George I. Andrus

400 First Street South

Suite 300

P.O. Box 283

Saint Cloud, Minnesota 56302

T. Rowe Price Associates
Attn.: Financial Reporting Department

		11.56 34.25(a) 19.54 32.32(e)
Georgia Tax-Free Bond	Charles Schwab & Company, Inc. Reinvest Account National Financial Services for the Exclusive Benefit of Our Customers	16.71 14.54
Global Infrastructure	T. Rowe Price Associates Attn.: Financial Reporting Department	13.83
Global Infrastructure Fund–Advisor Class

Ameritrade, Inc. FBO

SEI Private Trust Company
c/o Citigroup Commissionable ID 401
Attn.: Mutual Fund Administration
1 Freedom Valley Drive
Oaks, Pennsylvania 19456

T. Rowe Price Associates
Attn.: Financial Reporting Department

		7.49 35.56(a) 42.36(e)
Global Large-Cap Stock	San Gabriel III LLC 6506 Montrose Avenue Baltimore, Maryland 21212 T. Rowe Price Associates Attn.: Financial Reporting Department Trustees of T. Rowe Price U.S. Retirement Program Attn.: Financial Reporting Department P.O. Box 89000 Baltimore, Maryland 21289	6.47 12.03 9.02
Global Large-Cap Stock Fund–Advisor Class	Charles Schwab & Company, Inc. Reinvest Account National Financial Services for the Exclusive Benefit of Our Customers T. Rowe Price Associates Attn.: Financial Reporting Department	5.81 13.20 67.31(e)
Global Real Estate	T. Rowe Price Associates Attn.: Financial Reporting Department	16.65

Fund	Shareholder	%
Global Real Estate Fund–Advisor Class

Charles Schwab & Company, Inc.
Reinvest Account

Del Jean Nash Trustee
FBO H&B Communications, Inc. PSP 401K
c/o Fascore LLC

8515 East Orchard road 2T2

Greenwood Village, Colorado 80111

FIIOC as Agent
FBO Sierra Nevada
100 Magellan Way KW1C

Covington, Kentucky 41015

National Financial Services for the Exclusive Benefit of
Our Customers

5.41 7.53 41.21(a) 34.94(a)
Global Stock	JPMorgan as Directed Trustee for Ernest & Young Defined Benefit Retirement Plan Trust Attn.: Phyllis Mancini 4 New York Plaza, Floor 15 New York, New York 10004 T. Rowe Price Associates Attn.: Financial Reporting Department T. Rowe Price Retirement Plan Services, Inc. Omnibus Plan	14.76 6.19 7.97
Global Stock Fund–Advisor Class	FIIOC as Agent FBO REDAPT Systems Inc. 401K PSP National Financial Services for the Exclusive Benefit of Our Customers	22.38 46.91(a)
Global Technology	Charles Schwab & Company, Inc. Reinvest Account National Financial Services for the Exclusive Benefit of Our Customers	16.48 9.10
GNMA	Spectrum Income Fund T. Rowe Price Associates Attn.: Fund Accounting Department	34.42(d)
TRP Government Reserve Investment

Barnaclesailc/o T. Rowe Price Associates
Attn.: Mid-Cap Growth Fund

Bridgesail & Company
c/o T. Rowe Price Associates
Attn.: Science & Technology Fund

Heirloom & Company

c/o T. Rowe Price Associates
Attn.: Media & Telecommunications Fund

T. Rowe Price Retirement Plan Services, Inc.
Attn.: RPS Cash Group
4555 Painters Mill Road
Owings Mills, Maryland 21117

59.21(d) 8.91 6.54 10.21
Growth & Income	T. Rowe Price Trust Company Attn.: TRPS Institutional Control Department	7.59

Fund	Shareholder	%
Growth Stock	Charles Schwab & Company, Inc. Reinvest Account National Financial Services for the Exclusive Benefit of Our Customers Retirement Portfolio 2020 Retirement Portfolio 2025 Retirement Portfolio 2030 Retirement Portfolio 2040 T. Rowe Price Trust Company Attn.: TRPS Institutional Control Department	5.07 8.22 7.39 5.26 9.56 7.46 8.34
Growth Stock Fund–Advisor Class	ICMA Retirement Trust 777 North Capitol Street NE, Suite 600 Washington, D.C. 20002 National Financial Services for the Exclusive Benefit of Our Customers	6.13 30.27(a)
Growth Stock Fund–R Class	American United Life Separate Account II Hartford Life Insurance Company Separate Account Attn.: UIT Operations Nationwide Trust Company FSB c/o IPO Portfolio Accounting State Street Corporation Trustee FBO ADP Access Suntrust Bank FBO Various Suntrust Omnibus Accounts 8515 East Orchard Road 2T2 Greenwood Village, Colorado 80111	5.12 7.24 8.06 7.75 16.25
Health Sciences	Charles Schwab & Company, Inc. Reinvest Account John Hancock Life Insurance Company USA RPS SEG Funds and Accounting ET-7 National Financial Services for the Exclusive Benefit of Our Customers	7.58 9.63 9.59
High Yield	Retirement Portfolio 2020 Spectrum Income Fund T. Rowe Price Associates Attn.: Fund Accounting Department	6.33 17.64
High Yield Fund–Advisor Class

Genworth Financial Trust Company
FBO Genworth Financial WMGT & Mutual Clients &
FBO Other Custodial Clients
3200 North Central Avenue, Floor 6
Phoenix, Arizona 85012

National Financial Services for the Exclusive Benefit of
Our Customers

23.79 67.41(a)

Fund	Shareholder	%
Inflation Focused Bond	Retirement Portfolio 2005 Retirement Portfolio 2010 Retirement Portfolio 2015 Retirement Portfolio 2020 Retirement Income Portfolio T. Rowe Price Services, Inc. FBO Education Trust of Alaska Portfolio College Attn.: Dawn Wagner Fixed Income 100 East Pratt Street, 7th Floor Baltimore, Maryland 21202	5.89 19.99 13.16 15.01 24.32 5.45
Inflation Protected Bond	T. Rowe Price Retirement Plan Services, Inc. Omnibus Account Inflation Protected Bond	9.32
Institutional Africa & Middle East

Crystal Bridges Museum of American Art Inc.
P.O. Box 1169
Bentonville, Arkansas 72712

John S. and James L. Knight Foundation
Wachovia Financial Center, Suite 3300
200 South Biscayne Boulevard
Miami, Florida 33131

National Financial Services for the Exclusive Benefit of
Our Customers

SEI Private Trust Company
C/O ID 747 Choate Hall & Stewart
Attn.: Mutual Funds Administrator

13.07 17.10 48.88(a) 6.05
Institutional Concentrated International Equity	T. Rowe Price Associates Attn.: Financial Reporting Department	100.00(e)
Institutional Core Plus	JPMorgan Chase Bank Trustee for The State of California Savings Plus Program 4 New York Plaza, Floor 15 New York, New York 10004 Janette Stump, James Carney & Howard Kline, Trustees Special Metals Corporation Retiree Benefit Trust 60 Boulevard of the Allies, Floor 5 Pittsburgh, Pennsylvania 15222 National Financial Services for the Exclusive Benefit of Our Customers The Church Foundation 240 South 4th Street Philadelphia, Pennsylvania 19106 T. Rowe Price Associates Attn.: Financial Reporting Department	24.92 19.50 16.84 17.21 10.50

Fund	Shareholder	%
Institutional Core Plus–F Class	Charles Schwab & Company, Inc. Reinvest Account LPL Financial 9785 Towne Centre Drive San Diego, California 92121 T. Rowe Price Associates Attn.: Financial Reporting Department	8.79 15.46 15.31
Institutional Emerging Markets Bond

Charles Schwab & Company, Inc.
Reinvest Account

Ladybird & Company
c/o T. Rowe Price Associates
Attn.: Personal Strategy Income Fund

Ladybug & Company
c/o T. Rowe Price Associates
Attn.: Personal Strategy Balanced Fund

Lakeside & Company
c/o T. Rowe Price Associates
Attn.: Personal Strategy Growth Fund

National Financial Services for the Exclusive Benefit of
Our Customers

8.65 28.63(d) 29.02(d) 8.85 5.96
Institutional Emerging Markets Equity	Ladybug & Company Lakeside & Company MLPF&S for the Sole Benefit of Its Customers National Financial Services for the Exclusive Benefit of Our Customers Wells Fargo Bank NA FBO Omnibus Account Cash/Cash P.O. Box 1533 Minneapolis, Minnesota 55480	7.11 6.61 13.38 13.81 8.68

Fund	Shareholder	%
Institutional Floating Rate	Arlington County Employees Retirement System 2100 Clarendon Boulevard, #504 Arlington, Virginia 22201 DPERS-Floating Rate Fund Account Attn.: Linda Drew Ashford Consulting Group 1 Walkers Mill Road P.O. Box 4644 Wilmington, Delaware 19807 National Financial Services for the Exclusive Benefit of Our Customers Seamile & Company c/o T. Rowe Price Associates Attn.: Capital Appreciation Fund Taskforce & Company c/o T. Rowe Price Associates Attn.: Equity Income Fund Tuna & Company c/o T. Rowe Price Associates Attn.: New Income Fund	5.71 11.27 5.73 17.46 13.89 24.85
Institutional Floating Rate–F Class	Mac & Company Attn.: Mutual Fund Operations P.O. Box 3198 Pittsburgh, Pennsylvania 15230	9.77
Institutional Global Equity

Mac & Company
Attn.: Mutual Fund Operations

SEI Private Trust Company
c/o SunTrust Bank

State Street Bank & Trust Company
Trustee for Riverside Health System Retirement Income Plan
801 Pennsylvania Avenue
Tower 1, 5th Floor
Kansas City, Missouri 64105

U.S. Bank Trustee
FBO NREL/MRI
Mutual Fund Trading
P.O. Box 1787
Milwaukee, Wisconsin 53201

		52.53(a) 7.72 22.53 6.29

Fund	Shareholder	%
Institutional Global Large-Cap Equity

Croda Inc. Defined Benefit Plan Master TR

c/o State Street Bank and Trust Company
801 Pennsylvania Avenue
Tower 1 – 5th Floor
Attn.: Steve Chiles
Kansas City, Missouri 64105

SEI Private Trust Company
c/o Gibraltar Bank
Attn.: Mutual Fund Administration

State Street Bank & Trust Company
Trustee for Master Trust for Defined Benefit Plans
of Syngenta Corporation

T. Rowe Price Associates
Attn.: Financial Reporting Department

The Board of Trustees of the Leland Stanford Junior
University (SBST)
2770 Sand Hill Road
Menlo Park, California 94025-7020

11.42 14.92 50.51(a) 14.93 5.71
Institutional High Yield	Bread & Company c/o T. Rowe Price Associates Attn.: Balanced Fund Brown Brothers Harriman & Company Custodian 525 Washington Boulevard Jersey City, New Jersey 07310-1606 Goldman Sachs & Company Exclusive Benefit of Customers 85 Broad Street New York, New York 10004 National Financial Services for the Exclusive Benefit of Our Customers Tuna & Company	6.16 5.00 22.80 18.58 11.12
Institutional International Bond	Charles Schwab & Company, Inc. Special Custody A/C FBO Customers Attn.: Mutual Fund Department Ladybird & Company Ladybug & Company Lakeside & Company	7.62 33.34(d) 34.24(d) 10.10
Institutional International Core Equity	Dekalb County Pension Plan 1300 Commerce Drive, 4th Floor Decatur, Georgia 30030 T. Rowe Price Associates Attn.: Financial Reporting Department	93.94(a) 6.06

Fund	Shareholder	%
Institutional International Growth Equity

National Financial Services for the Exclusive Benefit of
Our Customers

Saxon & Company
P.O. Box 7780-1888
Philadelphia, Pennsylvania 19182

State Street Bank & Trust Company Custodian
Houston Metro Transit Authority Fund–MTA Union
805 Pennsylvania Avenue
Tower 2 - 5th Floor
Kansas City, Missouri 64105

State Street Bank & Trust Company Custodian
Houston Metro Transit Authority Fund–MTA Non-Union

The Church Foundation

6.63 19.41 34.25(a) 26.15(a) 8.64
Institutional Large-Cap Core Growth

JPMorgan Chase as Trustee
FBO Astellas U.S. Retirement and Savings
11500 Outlook Street
Overland Park, Kansas 66211

National Financial Services for the Exclusive Benefit of
Our Customers

Orchard Trust Company LLC Trust/Custodian
Retirement Plans
8515 East Orchard Road 2T2
Greenwood Village, Colorado 80111

SEI Private Trust Company
Attn.: Mutual Funds
c/o Harris

State Street Corporation TR

FBO Hallmark Cards, Inc.
105 Rosemont Avenue
Westwood, Massachusetts 02090

8.67 37.56(a) 15.17 7.87 16.37
Institutional Large-Cap Growth	Charles Schwab & Company, Inc. Reinvest Account MLPF&S for the Sole Benefit of Its Customers National Financial Services for the Exclusive Benefit of Our Customers SEI Private Trust Company c/o Suntrust Bank	6.85 10.70 11.51 9.24

Fund	Shareholder	%
Institutional Large-Cap Value	Charles Schwab & Company, Inc. Reinvest Account JPMorgan Chase Bank NA Trustee Carpenter Technology Corp. DB Plan 4 New York Plaza New York, New York 10004 National Financial Services for the Exclusive Benefit of Our Customers Prudential Bank & Trust FSB Trustee New York Metro Transit Authority Attn.: Andrew F. Levesque 280 Trumbull Street One Commercial Plaza Hartford, Connecticut 06103	15.44 5.03 24.38 10.61
Institutional Mid-Cap Equity Growth

ING as Custodian/Recordkeeper

Kentucky Public Employees Deferred Compensation Plan
1 Heritage Drive
North Quincy, Massachusetts 02171

Mac & Company
Attn.: Mutual Fund Operations

National Financial Services for the Exclusive Benefit of
Our Customers

T. Rowe Price Retirement Plan Services, Inc.
Omnibus Account
TRP Institutional Mid-Cap Equity Growth

Vanguard Fiduciary Trust Company
T. Rowe Institutional Class
Attn.: Outside Funds/Scott Gellert

P.O. Box 2600 L-24
Valley Forge, Pennsylvania 19482

Wells Fargo Bank
FBO Lowes 401 K Plan

9.00 8.15 10.07 26.31(b) 7.02 7.16
Institutional Small-Cap Stock	National Financial Services for the Exclusive Benefit of Our Customers Vanguard Fiduciary Trust Company T. Rowe Price Institutional Class Attn.: Outside Funds/Scott Gellert	61.38(a) 19.00
Institutional U.S. Structured Research

Mitra & Company
FBO 98 ERISA Only
c/o Marshall & Ilsley Trust Company NA
11270 West Park Place, Suite 400
Milwaukee, Wisconsin 53224

National Financial Services for the Exclusive Benefit of
Our Customers

The Harry and Jeanette Weinberg Foundation, Inc.
7 Park Center Court
Owings Mills, Maryland 21117

Wells Fargo Bank NA
FBO PHP - T. Rowe Price Institutional Structured Research
P.O. Box 1533
Minneapolis, Minnesota 55480

6.42 25.43(a) 7.10 10.76

Fund	Shareholder	%
International Bond	Charles Schwab & Company, Inc. Reinvest Account Edward D. Jones & Company Shareholder Accounting Attn.: Mutual Fund National Financial Services for the Exclusive Benefit of Our Customers Retirement Portfolio 2020 Spectrum Income Fund T. Rowe Price Associates Attn.: Fund Accounting Department	6.58 17.53 8.51 6.56 13.89
International Bond Fund–Advisor Class	Citigroup Global Markets Inc. National Financial Services for the Exclusive Benefit of Our Customers	24.43 17.64
International Discovery	Charles Schwab & Company, Inc. Reinvest Account National Financial Services for the Exclusive Benefit of Our Customers State Street Bank & Trust Company Trustee for the Ford Motor Company Master Trust 105 Rosemont Road Westwood, Massachusetts 02090 T. Rowe Price Retirement Plan Services, Inc. Attn.: Asset Reconciliation Vanguard Fiduciary Trust Company T. Rowe Price Retail Class Funds Attn.: Outside Funds	8.76 7.82 9.61 5.19 10.43
International Equity Index	T. Rowe Price Retirement Plan Services, Inc. Omnibus New Business Conv. Assets	16.47
International Growth & Income	Retirement Portfolio 2015 Retirement Portfolio 2020 Retirement Portfolio 2025 Retirement Portfolio 2030 Retirement Portfolio 2035 Retirement Portfolio 2040 Spectrum Growth Fund T. Rowe Price Associates Attn.: Fund Accounting Department	6.09 14.77 8.94 14.74 6.88 10.55 7.22

Fund	Shareholder	%
International Growth & Income Fund–Advisor Class

American United Life
American Unit Investment Trust

Hartford Securities Distribution Company Inc.
FBO Exclusive Benefit of our Customers
P.O. Box 2999
Hartford, Connecticut 06104

Orchard Trust Company LLC Trustee
FBO Retirement Plan
8515 E. Orchard Road, 2T2
Greenwood Village, Colorado 80111

State Street Corporation Trustee
FBO ADP Access

		6.61 8.63 5.09 26.59(a)
International Growth & Income Fund–R Class

American United Life
Separate Account II

DCGT as Trustee and/or Custodian
FBO Principal Financial Group
Qualified Prin. Advtg. Omnibus

Nationwide Trust Company FSB
c/o IPO Portfolio Accounting

Saxon & Company

State Street Corporation Trustee
FBO ADP Access

		19.95 6.76 8.14 5.02 25.39(a)
International Stock	Retirement Portfolio 2020 Retirement Portfolio 2025 Retirement Portfolio 2030 Retirement Portfolio 2040 T. Rowe Price Trust Company Attn.: TRPS Institutional Control Department	9.96 6.02 9.90 7.08 5.63
International Stock Fund–Advisor Class	National Financial Services for the Exclusive Benefit of Our Customers	92.02(a)
International Stock Fund–R Class

American United Life
American Unit Trust

American United Life
Separate Account II

Hartford Securities Distribution Company Inc.
FBO Exclusive Benefit of our Customers

Nationwide Trust Company FSB
c/o IPO Portfolio Accounting

		7.11 33.86(a) 5.93 11.59
Japan	Charles Schwab & Company, Inc. Reinvest Account Spectrum International Fund T. Rowe Price Associates Attn.: Fund Account Department	7.36 16.30
Latin America	Charles Schwab & Company, Inc. Reinvest Account	8.75
Maryland Short-Term Tax-Free Bond	Charles Schwab & Company, Inc. Reinvest Account	10.77

Fund	Shareholder	%
Maryland Tax-Free Bond	Charles Schwab & Company, Inc. Reinvest Account	5.61
Maryland Tax-Free Money	T. Rowe Price Associates Attn.: Financial Reporting Department	6.97
Media & Telecommunications	Charles Schwab & Company, Inc. Reinvest Account National Financial Services for the Exclusive Benefit of Our Customers T. Rowe Price Trust Company Media & Telecommunications Fund	7.14 5.72 8.27
Mid-Cap Growth	Charles Schwab & Company, Inc. Reinvest Account National Financial Services for the Exclusive Benefit of Our Customers T. Rowe Price Trust Company Attn.: Asset Reconciliations	6.91 14.56 15.23
Mid-Cap Growth Fund–Advisor Class	MLPF&S for the Sole Benefit of its Customers National Financial Services for the Exclusive Benefit of Our Customers	6.62 27.59(a)
Mid-Cap Growth Fund–R Class	American United Life Separate Account II ING Life Insurance & Annuity Company Nationwide Trust Company FSB c/o IPO Portfolio Accounting Suntrust Bank FBO Various Suntrust Omnibus Accounts	8.83 16.48 14.34 13.77
Mid-Cap Value	National Financial Services for the Exclusive Benefit of Our Customers T. Rowe Price Retirement Plan Services, Inc. Omnibus Account New Business Group	16.73 8.09
Mid-Cap Value Fund–Advisor Class	Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, New Jersey 07311 National Financial Services for the Exclusive Benefit of Our Customers	7.70 47.99(a)
Mid-Cap Value Fund–R Class

American United Life
Separate Account II

ING Life Insurance & Annuity Company

Nationwide Trust Company FSB
c/o IPO Portfolio Accounting

State Street Corporation Trustee
FBO ADP Access

Suntrust Bank
FBO Various Suntrust Omnibus Accounts

5.35 8.67 16.27 31.02(a) 6.06

Fund	Shareholder	%
New America Growth	Charles Schwab & Company, Inc. Reinvest Account National Financial Services for the Exclusive Benefit of Our Customers T. Rowe Price Trust Company Attn.: TRPS Institutional Control Department	12.68 15.44 7.07
New America Growth Fund–Advisor Class	Charles Schwab & Company, Inc. Reinvest Account Mercer Trust Company Trustee FBO Chicago District Council of Carpenters Pension Fund Supp. Annuity Plan Attn.: DC Plan Administration MS N-2-E 1 Investors Way Norwood, Massachusetts 02062 National Financial Services for the Exclusive Benefit of Our Customers New York Life Trust Company Client Account 169 Lackawanna Avenue Parsippany, New Jersey 07054 VRSCO FBO AIG FSB Cust. Trustee FBO Wakemed Retirement Savings Plan 403B 2929 Allen Parkway, Suite A6-20 Houston, Texas 77019	13.23 5.74 20.09 7.94 6.40
New Asia	Charles Schwab & Company, Inc. Reinvest Account National Financial Services for the Exclusive Benefit of Our Customers	6.28 10.56
New Era	Charles Schwab & Company, Inc. Reinvest Account National Financial Services for the Exclusive Benefit of Our Customers	9.03 9.57
New Horizons	National Financial Services for the Exclusive Benefit of Our Customers T. Rowe Price Trust Company Attn.: TRPS Institutional Control Department	7.86 16.19

Fund	Shareholder	%
New Income	Charles Schwab & Company, Inc. Reinvest Account Edward D. Jones & Company Attn.: Mutual Fund Shareholder Accounting Retirement Portfolio 2010 Retirement Portfolio 2015 Retirement Portfolio 2020 Retirement Portfolio 2025 Retirement Portfolio 2030 Spectrum Income Fund T. Rowe Price Associates Attn.: Fund Accounting Department	16.90 7.89 7.29 7.42 13.35 5.74 6.77 7.38
New Income Fund–Advisor Class	Citigroup Global Markets Inc. National Financial Services for the Exclusive Benefit of Our Customers Orchard Trust Company LLC c/o Fascore LLC FBO Cox Savings Incentive Plan	16.73 7.85 24.14
New Income Fund–R Class

Nationwide Trust Company FSB
c/o IPO Portfolio Accounting

NFS LLC FEBO Marshall & Ilsley Trust Company NA
FBO Bank 98 Daily Recordkeeping
Attn.: Mutual Funds

State Street Corporation Trustee
FBO ADP Access

Wells Fargo Bank
FBO Various Retirement Plans

		14.05 13.83 6.46 29.22(a)
New Jersey Tax-Free Bond	National Financial Services for the Exclusive Benefit of Our Customers	15.10
New York Tax-Free Bond	Charles Schwab & Company, Inc. Reinvest Account	5.38
New York Tax-Free Money	H. Mark Glasberg and Paula D. Glasberg, Joint Tenants New York, New York	10.87
Overseas Stock	Retirement Portfolio 2015 Retirement Portfolio 2020 Retirement Portfolio 2025 Retirement Portfolio 2030 Retirement Portfolio 2035 Retirement Portfolio 2040	6.82 16.61 10.05 16.52 7.70 11.82

Fund	Shareholder	%
Personal Strategy Balanced	Mac & Company National Financial Services for the Exclusive Benefit of Our Customers State Street Bank & Trust Company FBO UBS Savings and Investment Plan 105 Rosemont Avenue Westwood, Massachusetts 02090 T. Rowe Price Trust Company TR Balanced Attn.: Asset Reconciliation	5.54 8.80 6.41 19.85
Personal Strategy Growth	National Financial Services for the Exclusive Benefit of Our Customers State Street Bank & Trust Company FBO UBS Savings and Investment Plan T. Rowe Price Trust Company TR Attn.: Growth Asset	5.57 7.43 15.89
Personal Strategy Income	National Financial Services for the Exclusive Benefit of Our Customers T. Rowe Price Trust Company TR Income Attn.: Asset Reconciliation	5.48 11.99
Prime Reserve	T. Rowe Price Trust Company Attn.: TRPS Institutional Control Department	10.59
Real Assets	Retirement Portfolio 2015 Retirement Portfolio 2020 Retirement Portfolio 2025 Retirement Portfolio 2030 Retirement Portfolio 2035 Retirement Portfolio 2040	6.93 17.07 10.22 16.72 7.72 11.94
Real Estate	Charles Schwab & Company, Inc. Reinvest Account First Clearing LLC Special Custody Account for the Exclusive Benefit of Customers 2801 Market Street Saint Louis, Missouri 63103	7.84 6.65
Real Estate Fund–Advisor Class

Hartford Securities Distribution Company Inc.
FBO Exclusive Benefit of our Customers

Maxim Series Fund Inc.
8515 E. Orchard Road, 2T2
Greenwood Village, Colorado 80111

National Financial Services for the Exclusive Benefit of
Our Customers

6.01 20.83 56.28(a)

Fund	Shareholder	%
TRP Reserve Investment	Seamile & Company State Street Bank & Trust Company Agent for T. Rowe Price Institutional Funds 1 Lincoln Street, 3rd Floor Boston, Massachusetts 02111 T. Rowe Price Associates, Inc. T. Rowe Price Managed GIC Stable Value Fund Tuna & Company	11.40 11.83 8.21 9.58
Retirement 2005 Fund–Advisor Class

National Financial Services for the Exclusive Benefit of
Our Customers

Reliance Trust Company
FBO Retirement Plans Serviced by MetLife
8515 East Orchard Road 2T2
Greenwood Village, Colorado 80111

Taynik & Company
c/o Investors Bank & Trust
P.O. Box 9130
Boston, Massachusetts 02117

41.44(a) 10.62 6.57
Retirement 2005 Fund–R Class	NFS LLC FEBO State Street Bank & Trust Company Trustee Various Retirement Plans 440 Mamaroneck Avenue Harrison, New York 10528	87.89(a)
Retirement 2010	National Financial Services for the Exclusive Benefit of Our Customers T. Rowe Price Retirement Plan Services, Inc. Omnibus Account Retirement 2010	8.27 34.22(b)
Retirement 2010 Fund–Advisor Class	Charles Schwab & Company, Inc. Reinvest Account Massachusetts Mutual Life Insurance Company Attn.: RS Fund Operations 1295 State Street Springfield, Massachusetts 01111 National Financial Services for the Exclusive Benefit of Our Customers Taynik & Company c/o Investors Bank & Trust	5.78 8.81 16.72 8.41

Fund	Shareholder	%
Retirement 2010 Fund–R Class	Hartford Life Insurance Company Separate Account Attn.: UIT Operations Massachusetts Mutual Life Insurance Company Attn.: RS Fund Operations NFS LLC FEBO State Street Bank & Trust Company Trustee Various Retirement Plans Saxon & Company State Street Corporation Trustee FBO ADP Access Suntrust Bank FBO Various Suntrust Omnibus Accounts Taynik & Company c/o State Street Bank 1200 Crown Colony Drive Quincy, Massachusetts 02169	5.37 5.38 5.19 6.86 19.10 8.65 7.31
Retirement 2015	National Financial Services for the Exclusive Benefit of Our Customers T. Rowe Price Retirement Plan Services, Inc. Omnibus Account Retirement	8.50 44.52(b)
Retirement 2015 Fund–Advisor Class	National Financial Services for the Exclusive Benefit of Our Customers Reliance Trust Company FBO Retirement Plans Serviced by MetLife	21.80 13.93
Retirement 2015 Fund–R Class	ING Life Insurance & Annuity Company NFS LLC FEBO State Street Bank & Trust Company Trustee Various Retirement Plans	28.97(a) 13.62
Retirement 2020	National Financial Services for the Exclusive Benefit of Our Customers T. Rowe Price Retirement Plan Services, Inc. Omnibus Account Retirement 2020	9.91 44.78(b)
Retirement 2020 Fund–Advisor Class	Massachusetts Mutual Life Insurance Company Attn.: RS Fund Operations National Financial Services for the Exclusive Benefit of Our Customers Taynik & Company c/o Investors Bank & Trust	9.44 17.35 9.28

Fund	Shareholder	%
Retirement 2020 Fund–R Class	Hartford Life Insurance Company Separate Account Attn.: UIT Operations Massachusetts Mutual Life Insurance Company Attn.: RS Fund Operations Saxon & Company State Street Corporation Trustee FBO ADP Access Suntrust Bank FBO Various Suntrust Omnibus Accounts Taynik & Company c/o State Street Bank	7.49 6.28 5.88 22.29 6.47 6.32
Retirement 2025	National Financial Services for the Exclusive Benefit of Our Customers T. Rowe Price Retirement Plan Services, Inc. Omnibus Account Retirement	9.67 50.73(b)
Retirement 2025 Fund–Advisor Class	National Financial Services for the Exclusive Benefit of Our Customers Reliance Trust Company FBO Retirement Plans Serviced by MetLife	22.57 11.96
Retirement 2025 Fund–R Class	ING Life Insurance & Annuity Company NFS LLC FEBO State Street Bank & Trust Company Trustee Various Retirement Plans	33.92(a) 13.70
Retirement 2030	National Financial Services for the Exclusive Benefit of Our Customers T. Rowe Price Retirement Plan Services, Inc. Omnibus Account Retirement 2030	9.99 46.56(b)
Retirement 2030 Fund–Advisor Class	Massachusetts Mutual Life Insurance Company Attn.: RS Fund Operations National Financial Services for the Exclusive Benefit of Our Customers Taynik & Company c/o Investors Bank & Trust	9.69 14.73 10.29
Retirement 2030 Fund–R Class

Hartford Life Insurance Company
Separate Account
Attn.: UIT Operations

Massachusetts Mutual Life Insurance Company
Attn.: RS Fund Operations

Saxon & Company

State Street Corporation Trustee
FBO ADP Access

Suntrust Bank
FBO Various Suntrust Omnibus Accounts

Taynik & Company
c/o State Street Bank

6.70 6.96 5.33 27.09(a) 5.36 7.27

Fund	Shareholder	%
Retirement 2035	National Financial Services for the Exclusive Benefit of Our Customers T. Rowe Price Retirement Plan Services, Inc. Omnibus Account Retirement	9.55 52.51(b)
Retirement 2035 Fund–Advisor Class	National Financial Services for the Exclusive Benefit of Our Customers Reliance Trust Company FBO Retirement Plans Serviced by MetLife Taynik & Company c/o State Street Bank	24.35 9.46 5.36
Retirement 2035 Fund–R Class

ING Life Insurance & Annuity Company

NFS LLC
FEBO State Street Bank & Trust Company Trustee
Various Retirement Plans

Reliance Trust Company
FBO Retirement Plans Serviced by MetLife

State Street Corporation Trustee
FBO ADP Access

40.39(a) 9.48 5.06 6.16
Retirement 2040	National Financial Services for the Exclusive Benefit of Our Customers T. Rowe Price Retirement Plan Services, Inc. Omnibus Account Retirement 2040	9.84 48.38(b)
Retirement 2040 Fund–Advisor Class	Massachusetts Mutual Life Insurance Company Attn.: RS Fund Operations National Financial Services for the Exclusive Benefit of Our Customers Taynik & Company c/o Investors Bank & Trust Wells Fargo Bank FBO Various Retirement Plans	9.58 14.48 9.83 5.70
Retirement 2040 Fund–R Class

Hartford Life Insurance Company
Separate Account
Attn.: UIT Operations

Massachusetts Mutual Life Insurance Company
Attn.: RS Fund Operations

NFS LLC FEBO State Street Bank & Trust Company Trustee
Various Retirement Plans

State Street Corporation Trustee
FBO ADP Access

Suntrust Bank
FBO Various Suntrust Omnibus Accounts

Taynik & Company
c/o State Street Bank

6.21 6.46 5.01 29.28(a) 5.42 6.30
Retirement 2045	National Financial Services for the Exclusive Benefit of Our Customers T. Rowe Price Retirement Plan Services, Inc. Omnibus Account Retirement	9.31 57.41(b)

Fund	Shareholder	%
Retirement 2045 Fund–Advisor Class	National Financial Services for the Exclusive Benefit of Our Customers Reliance Trust Company FBO Retirement Plans Serviced by MetLife Taynik & Company c/o State Street Bank	24.10 10.86 6.13
Retirement 2045 Fund–R Class

ING Life Insurance & Annuity Company

NFS LLC
FEBO State Street Bank & Trust Company Trustee
Various Retirement Plans

State Street Corporation Trustee
FBO ADP Access

Wells Fargo Bank
FBO Various Retirement Plans

42.57(a) 8.64 5.56 6.27
Retirement 2050	National Financial Services for the Exclusive Benefit of Our Customers T. Rowe Price Retirement Plan Services, Inc. Omnibus Account Retirement	9.51 52.50(b)
Retirement 2050 Fund–Advisor Class	Massachusetts Mutual Life Insurance Company Attn.: RS Fund Operations National Financial Services for the Exclusive Benefit of Our Customers Reliance Trust Company FBO Retirement Plans Serviced by MetLife Taynik & Company c/o Investors Bank & Trust	9.68 19.32 5.09 12.34
Retirement 2050 Fund–R Class

Hartford Life Insurance Company
Separate Account
Attn.: UIT Operations

Massachusetts Mutual Life Insurance Company
Attn.: RS Fund Operations

Saxon & Company

State Street Corporation Trustee
FBO ADP Access

Taynik & Company
c/o State Street Bank

7.41 5.61 5.59 34.97(a) 8.68
Retirement 2055	National Financial Services for the Exclusive Benefit of Our Customers T. Rowe Price Retirement Plan Services, Inc. Omnibus Account Retirement	7.69 52.64(b)

Fund	Shareholder	%
Retirement 2055 Fund–Advisor Class	National Financial Services for the Exclusive Benefit of Our Customers Orchard Trust Company Trustee Employee Benefits Clients Reliance Trust Company FBO Retirement Plans Serviced by MetLife Taynik & Company c/o State Street Bank	23.93 13.71 8.91 5.39
Retirement 2055 Fund–R Class

Emjay Corporation Custodian
FBO Plans of RPSA Customers

ING Life Insurance & Annuity Company

NFS LLC
FEBO State Street Bank & Trust Company Trustee
Various Retirement Plans

State Street Corporation Trustee
FBO ADP Access

8.59 29.50(a) 7.55 11.68
Retirement Income	National Financial Services for the Exclusive Benefit of Our Customers T. Rowe Price Retirement Plan Services, Inc. Omnibus Account Retirement Income	9.79 24.48
Retirement Income Fund–Advisor Class	Massachusetts Mutual Life Insurance Company Attn.: RS Fund Operations National Financial Services for the Exclusive Benefit of Our Customers Reliance Trust Company FBO Retirement Plans Serviced by MetLife Taynik & Company c/o Investors Bank & Trust	7.45 20.11 5.52 8.44
Retirement Income Fund–R Class	ING Life Insurance & Annuity Company PIMS/Prudential Retirement As Nominee for The Trust/Custodian PL 701 NEPC – Taft Hartley Ironworkers P.O. Box 30124 Salt Lake City, Utah 84130 State Street Corporation Trustee FBO ADP Access	8.15 12.55 23.86
Science & Technology	T. Rowe Price Retirement Plan Services, Inc. Omnibus Plan New Business Group Conv. Assets	19.04
Science & Technology–Advisor Class	John Hancock Life Insurance Company USA RPS Seg. Funds and Accounting ET-7 National Financial Services for the Exclusive Benefit of Our Customers	79.86(a) 7.52

Fund	Shareholder	%
Short-Term Bond	Charles Schwab & Company, Inc. Reinvest Account National Financial Services for the Exclusive Benefit of Our Customers Spectrum Income Fund T. Rowe Price Associates Attn.: Fund Accounting Department	5.23 8.26 10.13
Short-Term Bond Fund–Advisor Class	Citigroup Global Markets Inc. National Financial Services for the Exclusive Benefit of Our Customers	6.93 76.67(a)
Small-Cap Stock	Minnesota State Retirement System Defined Contribution Plans 60 Empire Drive, Suite 300 Saint Paul, Minnesota 55103 National Financial Services for the Exclusive Benefit of Our Customers T. Rowe Price Trust Company T. Rowe Price OTC Fund Attn.: RPS Control Department	6.42 12.06 11.33
Small-Cap Stock Fund–Advisor Class	Fifth Third Bank Trustee FBO Cintas Partners Plan Attn.: Michelle Hodgeman, M.D. 38 Fountain Square Plaza Cincinnati, Ohio 45263 Horace Mann Life Insurance Company Separate Account 1 Horace Mann Plaza Springfield, Illinois 62715 National Financial Services for the Exclusive Benefit of Our Customers Vanguard Fiduciary Trust Company T. Rowe Price Advisor Class Funds Wells Fargo Bank FBO Various Retirement Plans	15.10 7.28 19.06 13.54 9.55
Small-Cap Value	National Financial Services for the Exclusive Benefit of Our Customers T. Rowe Price Trust Company Attn.: TRPS Institutional Control Department	11.26 22.29
Small-Cap Value Fund–Advisor Class	ICMA Retirement Trust John Hancock Life Insurance Company USA RPS Seg. Funds and Accounting ET-7 National Financial Services for the Exclusive Benefit of Our Customers	32.13(a) 17.30 13.75
Spectrum Growth	T. Rowe Price Trust Company Attn.: TRPS Institutional Control Department	11.38
Spectrum Income	T. Rowe Price Trust Company Attn.: TRPS Institutional Control Department	18.64

Fund	Shareholder	%
Strategic Income	National Financial Services for the Exclusive Benefit of Our Customers T. Rowe Price Associates Attn.: Financial Reporting Department Young Women’s Christian Association Retirement Fund 52 Vanderbilt Avenue, Floor 6 Attn.: Jane Tuis New York, New York 10017	12.19 11.55 8.52
Strategic Income–Advisor Class	Pershing LLC T. Rowe Price Associates Attn.: Financial Reporting Department	5.90 29.81(e)
Summit Cash Reserves	T. Rowe Price Associates Attn.: Financial Reporting Department T. Rowe Price Trust Company Attn.: Asset Reconciliations	12.30 11.14
Summit Municipal Income	Charles Schwab & Company, Inc. Reinvest Account Edward D. Jones & Company Attn.: Mutual Fund Shareholder Accounting First Clearing LLC Saxon & Company	9.35 12.17 6.56 20.05
Summit Municipal Intermediate	Charles Schwab & Company, Inc. Reinvest Account Edward D. Jones & Company Attn.: Mutual Fund Shareholder Accounting First Clearing LLC MLPF&S for the Sole Benefit of Its Customers Saxon & Company	14.88 15.78 13.00 8.70 6.04
Summit Municipal Money Market	T. Rowe Price Associates Attn.: Financial Reporting Department	10.01
Tax-Exempt Money	Edward D. Jones & Company Shareholder Accounting Attn.: Mutual Fund Pershing LLC for Exclusive Benefit of TRP Money Fund Customer Accounts Susan A. Feith Wisconsin Rapids, Wisconsin T. Rowe Price Associates Attn.: Financial Reporting Department	14.71 5.88 5.70 10.22
Tax-Free High Yield	Charles Schwab & Company, Inc. Reinvest Account	9.72
Tax-Free Income Fund–Advisor Class	Charles Schwab & Company, Inc. Reinvest Account National Financial Services for the Exclusive Benefit of Our Customers	29.56(a) 68.21(a)

Fund	Shareholder	%
Tax-Free Short-Intermediate	Charles Schwab & Company, Inc. Reinvest Account First Clearing LLC National Financial Services for the Exclusive Benefit of Our Customers	14.40 12.90 13.13
Total Equity Market Index	Maryland College Investment Plan Total Equity Market Index Attn.: Fund Accounting	9.36
U.S. Bond Enhanced Index	Genworth Financial Trust Company FBO Genworth Financial WMGT & Mutual Clients & FBO Other Custodial Clients T. Rowe Price Retirement Plan Services, Inc. Omnibus Plan New Business Group Conv. Assets	27.45(a) 8.06
U.S. Large-Cap Core	T. Rowe Price Associates Attn.: Financial Reporting Department	19.38
U.S. Large-Cap Core–Advisor Class	T. Rowe Price Associates Attn.: Financial Reporting Department	95.63(e)
U.S. Treasury Intermediate	MLPF&S for the Sole Benefit of Its Customers T. Rowe Price Trust Company Attn.: TRPS Institutional Control Department	17.44 8.38
U.S. Treasury Long-Term	Spectrum Income Fund T. Rowe Price Associates Attn.: Fund Accounting Department T. Rowe Price Trust Company Attn.: TRPS Institutional Control Department	26.96(d) 6.40
U.S. Treasury Money	T. Rowe Price Trust Company Attn.: TRPS Institutional Control Department	5.69
Value	Retirement Portfolio 2020 Retirement Portfolio 2025 Retirement Portfolio 2030 Retirement Portfolio 2035 Retirement Portfolio 2040 Retirement Portfolio 2045	13.42 9.85 18.23 9.16 14.20 5.07
Value–Advisor Class	Mac & Company ING Life Insurance & Annuity Company ING National Trust National Financial Services for the Exclusive Benefit of Our Customers	5.25 12.49 19.29 40.13(a)
Virginia Tax-Free Bond	Charles Schwab & Company, Inc. Reinvest Account National Financial Services for the Exclusive Benefit of Our Customers	7.42 7.31

(a) At the level of ownership indicated, the shareholder would be able to determine the outcome of most issues that are submitted to shareholders for vote.

(b) T. Rowe Price Retirement Plan Services, Inc., is a wholly owned subsidiary of T. Rowe Price Associates, Inc., which is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. T. Rowe Price Retirement Plan Services is not the beneficial owner of these shares. Such shares are held of record by T. Rowe Price Retirement Plan Services and are normally voted by various retirement plans and retirement plan participants.

(c) T. Rowe Price Trust Company is a wholly owned subsidiary of T. Rowe Price Associates, Inc., which is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. T. Rowe Price Trust Company is not the beneficial owner of these shares. Such shares are held of record by T. Rowe Price Trust Company and are normally voted by various retirement plans and retirement plan participants.

(d) The indicated percentage of the outstanding shares of this fund are owned by another T. Rowe Price fund and held in the nominee name indicated. Shares of the fund are “echo-voted” by the T. Rowe Price fund that owns the shares in the same proportion that the shares of the underlying fund are voted by other shareholders.

(e) T. Rowe Price Associates is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. Securities owned by T. Rowe Price Associates are the result of contributions to the fund at the fund’s inception in order to provide the fund with sufficient capital to invest in accordance with its investment program. At the level of ownership indicated, T. Rowe Price Associates would be able to determine the outcome of most issues that were submitted to shareholders for vote.

INVESTMENT MANAGEMENT AGREEMENTS

T. Rowe Price is the investment adviser for all of the Price Funds and has executed an Investment Management Agreement with each fund. For certain Price Funds, T. Rowe Price has entered into an investment sub-advisory agreement with T. Rowe Price International, Price Hong Kong, and/or Price Singapore. T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore are hereinafter referred to collectively as “Investment Managers.” T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc. T. Rowe Price International is a wholly owned subsidiary of T. Rowe Price. Price Hong Kong and Price Singapore are wholly owned subsidiaries of T. Rowe Price International.

Services

Under the Investment Management Agreements, T. Rowe Price is responsible for supervising and overseeing investments of the funds in accordance with the funds’ investment objectives, programs, and restrictions as provided in the funds’ prospectuses and this SAI. In addition, T. Rowe Price provides the funds with certain corporate administrative services, including: maintaining the funds’ corporate existence and corporate records; registering and qualifying fund shares under federal laws; monitoring the financial, accounting, and administrative functions of the funds; maintaining liaison with the agents employed by the funds such as the funds’ custodian and transfer agent; assisting the funds in the coordination of such agent’s activities; and permitting employees of the Investment Managers to serve as officers, directors, and committee members of the funds without cost to the funds. For those Price Funds for which T. Rowe Price has not entered into a sub-advisory agreement, T. Rowe Price is responsible for making discretionary investment decisions on behalf of the funds and is generally responsible for effecting all security transactions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage.

With respect to the Africa & Middle East, Emerging Europe, Emerging Markets Local Currency Bond, Emerging Markets Stock, European Stock, Institutional Africa & Middle East, Institutional Concentrated International Equity, Institutional Emerging Markets Equity, Institutional International Growth Equity, Institutional International Bond, International Bond, International Discovery, International Growth & Income, International Equity Index, International Stock, Japan, Latin America, New Asia, and Strategic Income Funds, and the Emerging Markets Local Multi-Sector Account Portfolio, T. Rowe Price has entered into a sub-advisory agreement with T. Rowe Price International under which, subject to the supervision of T. Rowe Price, T. Rowe Price International is authorized to trade securities and make discretionary investment decisions on behalf of each fund. Under the sub-advisory agreement, T. Rowe Price International is responsible for effecting all securities transactions on behalf of the funds, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. For the Strategic Income Fund, T. Rowe Price International’s discretionary investment decisions and trading execution are limited to the fund’s international investment-grade fixed income investments in developed markets.

With respect to the Japan Fund and the Japanese investments of the International Discovery Fund, T. Rowe Price has entered into a sub-advisory agreement with the Tokyo Branch of T. Rowe Price International (“TRPI-Tokyo”) under which, subject to the supervision of T. Rowe Price, TRPI-Tokyo is authorized to trade Japanese securities and make discretionary investment decisions on behalf of each fund’s Japanese investments.

With respect to the International Discovery and New Asia Funds, T. Rowe Price has entered into a sub-advisory agreement with Price Hong Kong (in addition to their sub-advisory agreement with T. Rowe Price International) under which, subject to the supervision of T. Rowe Price and T. Rowe Price International, Price Hong Kong is authorized to trade securities and make certain discretionary investment decisions on behalf of each fund. Under the sub-advisory agreement, Price Hong Kong is responsible for selecting the funds’ investments in the Asia-Pacific region and effecting security transactions on behalf of the funds, including the negotiation of commissions and the allocation of principal business and portfolio brokerage.

With respect to the Global Infrastructure Fund, T. Rowe Price has entered into a sub-advisory agreement with Price Singapore under which, subject to the supervision of T. Rowe Price, Price Singapore is authorized to make discretionary investment decisions on behalf of the fund and to facilitate the trading of the fund’s securities. With respect to the Institutional International Growth Equity and International Stock Funds, T. Rowe Price has entered into an additional sub-advisory agreement with Price Singapore that permits Price Singapore personnel to trade Asian securities and make limited discretionary investment decisions on behalf of the funds at times when the portfolio manager is unavailable. Under the sub-advisory agreements, Price Singapore may delegate trading execution to T. Rowe Price, T. Rowe Price International, or Price Hong Kong.

The Investment Management Agreements also provide that T. Rowe Price, and its directors, officers, employees, and certain other persons performing specific functions for the funds, will be liable to the funds only for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty. The sub-advisory agreements have a similar provision limiting the liability of the investment sub-adviser for errors, mistakes, and losses other than those caused by its willful misfeasance, bad faith, or gross negligence.

Under the Investment Management Agreements and sub-advisory agreements, the Investment Managers are permitted to utilize the services or facilities of others to provide them or the funds with statistical and other factual information, advice regarding economic factors and trends, advice as to occasional transactions in specific securities, and such other information, advice, or assistance as the Investment Managers may deem necessary, appropriate, or convenient for the discharge of their obligations under the Investment Management Agreements (and sub-advisory agreement, if applicable) or otherwise helpful to the funds.

Management Fees

All funds except Index, Institutional, TRP Reserve Investment, Retirement, Spectrum, Summit Income, and Summit Municipal Funds

The funds pay T. Rowe Price a fee (“Fee”) which consists of two components: a Group Management Fee (“Group Fee”) and an Individual Fund Fee (“Fund Fee”). The Fee is paid monthly to T. Rowe Price on the first business day of the next succeeding calendar month and is calculated as described next.

The monthly Group Fee (“Monthly Group Fee”) is the sum of the daily Group Fee accruals (“Daily Group Fee Accruals”) for each month. The Daily Group Fee Accrual for any particular day is computed by multiplying the Price Funds’ group fee accrual as determined below (“Daily Price Funds’ Group Fee Accrual”) by the ratio of the Price Funds’ net assets for that day to the sum of the aggregate net assets of the Price Funds for that day. The Daily Price Funds’ Group Fee Accrual for any particular day is calculated by multiplying the fraction of one (1) over the number of calendar days in the year by the annualized Daily Price Funds’ Group Fee Accrual for that day as determined in accordance with the following schedule:

0.480%	First $1 billion	0.350%	Next $2 billion	0.300%	Next $40 billion
0.450%	Next $1 billion	0.340%	Next $5 billion	0.295%	Next $40 billion
0.420%	Next $1 billion	0.330%	Next $10 billion	0.290%	Next $60 billion
0.390%	Next $1 billion	0.320%	Next $10 billion	0.285%	Next $80 billion
0.370%	Next $1 billion	0.310%	Next $16 billion	0.280%	Thereafter
0.360%	Next $2 billion	0.305%	Next $30 billion

For the purpose of calculating the Group Fee, the Price Funds include all the mutual funds distributed by Investment Services (excluding the Retirement Funds, Spectrum Funds, TRP Reserve Investment Funds, and any Index or private label mutual funds). For the purpose of calculating the Daily Price Funds’ Group Fee Accrual for any particular day, the net assets of each Price Fund are determined in accordance with each fund’s prospectus as of the close of business on the previous business day on which the fund was open for business.

The monthly Fund Fee (“Monthly Fund Fee”) is the sum of the daily Fund Fee accruals (“Daily Fund Fee Accruals”) for each month. The Daily Fund Fee Accrual for any particular day is computed by multiplying the fraction of one (1) over the number of calendar days in the year by the individual fund fee. The product of this calculation is multiplied by the net assets of the fund for that day, as determined in accordance with the fund’s prospectus as of the close of business on the previous business day on which the fund was open for business. The individual fund fees are listed in the following tables:

Fund	Fee %
Africa & Middle East	0.75
Balanced	0.15
Blue Chip Growth	0.30	(a)
California Tax-Free Bond	0.10
California Tax-Free Money	0.10
Capital Appreciation	0.30
Capital Opportunity	0.20
Corporate Income	0.15
Diversified Mid-Cap Growth	0.35
Diversified Small-Cap Growth	0.35
Dividend Growth	0.20
Emerging Europe	0.75
Emerging Markets Bond	0.45
Emerging Markets Local Currency Bond	0.45
Emerging Markets Stock	0.75
Equity Income	0.25	(b)
European Stock	0.50
Financial Services	0.35
Floating Rate	0.30
GNMA	0.15
Georgia Tax-Free Bond	0.10
Global Infrastructure	0.50
Global Large-Cap Stock	0.35
Global Real Estate	0.40
Global Stock	0.35
Global Technology	0.45
Growth & Income	0.25
Growth Stock	0.25	(b)

Fund	Fee %
Health Sciences	0.35
High Yield	0.30
Inflation Protected Bond	0.05
International Bond	0.35
International Discovery	0.75
International Growth & Income	0.35
International Stock	0.35
Japan	0.50
Latin America	0.75
Maryland Short-Term Tax-Free Bond	0.10
Maryland Tax-Free Bond	0.10
Maryland Tax-Free Money	0.10
Media & Telecommunications	0.35
Mid-Cap Growth	0.35	(c)
Mid-Cap Value	0.35
New America Growth	0.35
New Asia	0.50
New Era	0.25
New Horizons	0.35
New Income	0.15
New Jersey Tax-Free Bond	0.10
New York Tax-Free Bond	0.10
New York Tax-Free Money	0.10
Overseas Stock	0.35
Personal Strategy Balanced	0.25
Personal Strategy Growth	0.30
Personal Strategy Income	0.15
Prime Reserve	0.05
Real Assets	0.35
Real Estate	0.30
Science & Technology	0.35
Short-Term Bond	0.10
Small-Cap Stock	0.45
Small-Cap Value	0.35
Strategic Income	0.20
Tax-Efficient Equity	0.35
Tax-Exempt Money	0.10
Tax-Free High Yield	0.30
Tax-Free Income	0.15
Tax-Free Short-Intermediate	0.10
U.S. Large-Cap Core	0.25
U.S. Treasury Intermediate	0.00
U.S. Treasury Long-Term	0.00

Fund	Fee %
U.S. Treasury Money	0.00
Value	0.35
Virginia Tax-Free Bond	0.10

(a) On assets up to $15 billion and 0.255% on assets above $15 billion.

(b) On assets up to $15 billion and 0.21% on assets above $15 billion.

(c) On assets up to $15 billion and 0.30% on assets above $15 billion.

Index, Institutional, Summit Income, and Summit Municipal Funds

The following funds pay T. Rowe Price an annual investment management fee in monthly installments of the amount listed below based on the average daily net asset value of the fund.

Fund	Fee %
Equity Index 500	0.10
Institutional Africa & Middle East	1.00
Institutional Concentrated International Equity	0.65
Institutional Global Equity	0.65
Institutional Global Large-Cap Equity	0.65
Institutional International Core Equity	0.65
Institutional International Growth Equity	0.70
Institutional Large-Cap Core Growth	0.55
Institutional Large-Cap Growth	0.55
Institutional Large-Cap Value	0.55
Institutional Mid-Cap Equity Growth	0.60
Institutional Small-Cap Stock	0.65
Institutional U.S. Structured Research	0.50

The following funds (“Single Fee Funds”) pay T. Rowe Price a single annual investment management fee in monthly installments of the amount listed below based on the average daily net asset value of the fund.

Fund	Fee %
Extended Equity Market Index	0.40
Inflation Focused Bond	0.50
Institutional Core Plus	0.40
Institutional Emerging Markets Bond	0.70
Institutional Emerging Markets Equity	1.10
Institutional Floating Rate	0.55
Institutional High Yield	0.50
Institutional International Bond	0.55
International Equity Index	0.50
Summit Cash Reserves	0.45
Summit GNMA	0.60
Summit Municipal Income	0.50
Summit Municipal Intermediate	0.50
Summit Municipal Money Market	0.45
Total Equity Market Index	0.40
U.S. Bond Enhanced Index	0.30

The Investment Management Agreement between each Single Fee Fund and T. Rowe Price provides that T. Rowe Price will pay all expenses of each fund’s operations except for interest; taxes; brokerage commissions, and other charges incident to the purchase, sale, or lending of the fund’s portfolio securities; and such non-recurring or extraordinary expenses that may arise, including the costs of actions, suits, or proceedings to which the fund is a party and the expenses the fund may incur as a result of its obligation to provide indemnification to its officers, directors, and agents. However, the Boards for the funds reserve the right to impose additional fees against shareholder accounts to defray expenses which would otherwise be paid by T. Rowe Price under the Investment Management Agreement. The Boards do not anticipate levying such charges; such a fee, if charged, may be retained by the funds or paid to the Investment Managers.

The Fee is paid monthly to T. Rowe Price on the first business day of the next succeeding calendar month and is the sum of the Daily Fee accruals for each month. The Daily Fee accrual for any particular day is calculated by multiplying the fraction of one (1) over the number of calendar days in the year by the appropriate Fee. The product of this calculation is multiplied by the net assets of the fund for that day, as determined in accordance with each fund’s prospectus as of the close of business on the previous business day on which the fund was open for business.

Emerging Markets Bond Multi-Sector Account Portfolio, Emerging Markets Local Multi-Sector Account Portfolio, Floating Rate Multi-Sector Account Portfolio, High Yield Multi-Sector Account Portfolio, Investment-Grade Corporate Multi-Sector Account Portfolio, Mortgage-Backed Securities Multi-Sector Account Portfolio, TRP Government Reserve Investment Fund, TRP Reserve Investment Fund, Retirement Funds, and Spectrum Funds

None of these funds pays T. Rowe Price an investment management fee.

Investment Sub-advisory Agreements

Pursuant to each of the sub-advisory agreements that T. Rowe Price has entered into on behalf of a Price Fund (other than the Emerging Markets Local Multi-Sector Account Portfolio), T. Rowe Price may pay the investment subadviser up to 60% of the management fee that T. Rowe Price receives from that fund.

Management Fee Compensation

The following table sets forth the total management fees, if any, paid to the Investment Managers by each fund, during the fiscal years indicated:

Fund	Fiscal Year Ended
	2/28/11	2/28/10	2/28/09
California Tax-Free Bond	$1,393,000	$1,297,000	$1,288,000
California Tax-Free Money	368,000	460,000	545,000
Floating Rate Multi-Sector Account Portfolio	(a)	(a)	(a)
Georgia Tax-Free Bond	724,000	615,000	536,000
High Yield Multi-Sector Account Portfolio	(a)	(a)	(a)
Investment-Grade Corporate Multi-Sector Account Portfolio	(a)	(a)	(a)
Maryland Short-Term Tax-Free Bond	1,046,000	965,000	679,000
Maryland Tax-Free Bond	7,284,000	6,542,000	5,877,000
Maryland Tax-Free Money	623,000	794,000	959,000
Mortgage-Backed Securities Multi-Sector Account Portfolio	(a)	(a)	(a)
New Jersey Tax-Free Bond	1,013,000	938,000	894,000
New York Tax-Free Bond	1,414,000	1,276,000	1,171,000
New York Tax-Free Money	400,000	531,000	616,000

Fund	Fiscal Year Ended
	2/28/11	2/28/10	2/28/09
Tax-Efficient Equity	501,000	324,000	225,000
Tax-Exempt Money	3,615,000	3,876,000	4,208,000
Tax-Free High Yield	11,053,000	9,343,000	8,193,000
Tax-Free Income(b)	12,560,000	9,444,000	8,174,000
Tax-Free Short-Intermediate	5,456,000	3,645,000	2,308,000
Virginia Tax-Free Bond	3,251,000	2,827,000	2,389,000

(a) Prior to commencement of operations.

(b) The fund has two classes of shares. The management fee is allocated to each class based on relative net assets.

Fund	Fiscal Year Ended
	5/31/11	5/31/10	5/31/09
Corporate Income	$3,343,000	$2,503,000	$1,351,000
Floating Rate(a)	(b)	(b)	(b)
GNMA	6,963,000	6,719,000	6,290,000
TRP Government Reserve Investment	(c)	(c)	(c)
High Yield(a)	48,512,000	40,525,000	29,591,000
Inflation Focused Bond(d)	11,680,000	8,580,000	6,418,000
Inflation Protected Bond	1,251,000	1,049,000	857,000
Institutional Core Plus(a)(d)	474,000	475,000	416,000
Institutional Floating Rate(a)(d)	6,113,000	4,278,000	3,501,000
Institutional High Yield(d)	6,629,000	5,963,000	3,091,000
New Income(e)	58,504,000	43,027,000	33,374,000
Personal Strategy Balanced	8,607,000	7,584,000	6,609,000
Personal Strategy Growth	6,582,000	6,088,000	5,482,000
Personal Strategy Income	4,141,000	3,626,000	3,125,000
Prime Reserve	19,458,000	21,106,000	23,484,000
TRP Reserve Investment	(c)	(c)	(c)
Retirement 2005	(c)	(c)	(c)
Retirement 2010	(c)	(c)	(c)
Retirement 2015	(c)	(c)	(c)
Retirement 2020	(c)	(c)	(c)
Retirement 2025	(c)	(c)	(c)
Retirement 2030	(c)	(c)	(c)
Retirement 2035	(c)	(c)	(c)
Retirement 2040	(c)	(c)	(c)
Retirement 2045	(c)	(c)	(c)
Retirement 2050	(c)	(c)	(c)
Retirement 2055	(c)	(c)	(c)
Retirement Income	(c)	(c)	(c)
Short-Term Bond(a)	22,685,000	15,543,000	8,029,000

Fund	Fiscal Year Ended
	5/31/11	5/31/10	5/31/09
Strategic Income(a)	972,000	609,000	113,000
U.S. Treasury Intermediate	1,439,000	1,586,000	655,000
U.S. Treasury Long-Term	908,000	827,000	593,000
U.S. Treasury Money	5,535,000	5,796,000	5,876,000

(a) The fund has two classes of shares. The management fee is allocated to each class based on relative net assets.

(b) Prior to commencement of operations.

(c) The fund does not pay an investment management fee.

(d) The fee includes investment and administrative expenses.

(e) The fund has three classes of shares. The management fee is allocated to each class based on relative net assets.

Fund	Fiscal Year Ended
	10/31/11	10/31/10	10/31/09
Africa & Middle East	$2,071,000	$2,221,000	$2,071,000
Emerging Europe	7,489,000	7,448,000	4,338,000
Emerging Markets Stock	57,609,000	48,683,000	32,265,000
European Stock	6,183,000	5,431,000	4,687,000
Global Infrastructure(a)	337,000	140,000	(b)
Global Large-Cap Stock(a)	350,000	249,000	121,000
Global Stock(a)	4,735,000	4,866,000	4,090,000
Institutional Africa & Middle East	1,199,000	827,000	524,000
Institutional Concentrated International Equity	50,000	12,000	(b)
Institutional Emerging Markets Equity(c)	8,833,000	5,432,000	3,172,000
Institutional Global Equity	1,147,000	1,226,000	882,000
Institutional Global Large-Cap Equity	369,000	223,000	50,000
Institutional International Core Equity	322,000	0	(b)
Institutional International Growth Equity	507,000	434,000	345,000
International Discovery	28,272,000	23,915,000	16,235,000
International Equity Index(c)	1,938,000	2,049,000	1,697,000
International Growth & Income(d)	25,124,000	20,526,000	14,634,000
International Stock(d)	43,889,000	38,050,000	28,577,000
Japan	1,625,000	1,626,000	1,773,000
Latin America	28,930,000	29,710,000	18,537,000
New Asia	36,839,000	34,468,000	19,857,000
Overseas Stock	20,081,000	14,361,000	9,892,000
Summit Cash Reserves(c)	25,798,000	25,005,000	28,319,000
Summit GNMA(c)	1,055,000	1,060,000	804,000
Summit Municipal Income(c)	2,622,000	2,394,000	1,765,000

Fund	Fiscal Year Ended
	10/31/11	10/31/10	10/31/09
Summit Municipal Intermediate(c)	8,795,000	7,054,000	4,429,000
Summit Municipal Money Market(c)	948,000	1,119,000	1,371,000
U.S. Bond Enhanced Index	2,446,000	1,616,000	1,097,000

(a) The fund has two classes of shares. The management fee is allocated to each class based on relative net assets.

(b) Prior to commencement of operations.

(c) The fee includes investment management fees and administrative expenses.

(d) The fund has three classes of shares. The management fee is allocated to each class based on relative net assets.

Fund	Fiscal Year Ended
	12/31/11	12/31/10	12/31/09
Balanced	$13,950,000	$12,708,000	$10,384,000
Blue Chip Growth(a)	69,851,000	63,531,000	53,303,000
Capital Appreciation(b)	66,899,000	59,332,000	47,301,000
Capital Opportunity(a)	1,444,000	1,219,000	1,015,000
Diversified Mid-Cap Growth	1,209,000	726,000	536,000
Diversified Small-Cap Growth	1,210,000	608,000	422,000
Dividend Growth	9,427,000	6,125,000	4,034,000
Emerging Markets Bond	21,690,000	17,780,000	8,069,000
Emerging Markets Bond Multi-Sector Account Portfolio	(d)	(d)	(d)
Emerging Markets Local Currency Bond(b)	152,000	(d)	(d)
Emerging Markets Local Multi-Sector Account Portfolio	(d)	(d)	(d)
Equity Income(a)	116,095,000	99,044,000	81,940,000
Equity Index 500	13,531,000	14,104,000	13,656,000
Extended Equity Market Index(c)	1,487,000	1,364,000	1,052,000
Financial Services	2,006,000	2,290,000	1,954,000
Global Real Estate(b)	310,000	172,000	82,000
Global Technology	3,716,000	2,274,000	1,186,000
Growth & Income	6,134,000	5,773,000	5,001,000
Growth Stock(a)	137,117,000	117,595,000	94,838,000
Health Sciences	18,865,000	14,942,000	12,095,000
Institutional Emerging Markets Bond(c)	1,394,000	1,304,000	614,000
Institutional International Bond(c)	1,084,000	1,138,000	455,000
Institutional Large-Cap Core Growth	1,368,000	901,000	575,000
Institutional Large-Cap Growth	15,818,000	10,932,000	6,888,000
Institutional Large-Cap Value	3,305,000	2,432,000	1,674,000
Institutional Mid-Cap Equity Growth	9,561,000	3,548,000	2,368,000
Institutional Small-Cap Stock	3,276,000	2,285,000	1,644,000
Institutional U.S. Structured Research	2,876,000	1,860,000	644,000
International Bond	34,719,000	28,277,000	19,301,000

Fund	Fiscal Year Ended
	12/31/11	12/31/10	12/31/09
Media & Telecommunications	13,030,000	10,578,000	7,603,000
Mid-Cap Growth(a)	123,991,000	111,365,000	79,530,000
Mid-Cap Value(a)	58,754,000	54,182,000	37,085,000
New America Growth(b)	12,570,000	6,519,000	4,493,000
New Era	30,599,000	27,355,000	22,381,000
New Horizons	52,289,000	41,117,000	30,750,000
Real Assets	13,203,000	2,069,000	(d)
Real Estate(b)	16,942,000	15,086,000	10,445,000
Science & Technology(b)	19,909,000	17,947,000	14,663,000
Small-Cap Stock(b)	52,293,000	42,729,000	31,647,000
Small-Cap Value(b)	46,105,000	39,801,000	29,616,000
Spectrum Growth	(e)	(e)	(e)
Spectrum Income	(e)	(e)	(e)
Spectrum International	(e)	(e)	(e)
Total Equity Market Index(c)	2,202,000	1,887,000	38,000
U.S. Large-Cap Core(b)	193,000	104,000	1,555,000
Value(b)	78,910,000	65,819,000	48,229,000

(a) The fund has three classes of shares. The management fee is allocated to each class based on relative net assets.

(b) The fund has two classes of shares. The management fee is allocated to each class based on relative net assets.

(c) The fee includes investment management fees and administrative expenses.

(d) Prior to commencement of operations.

(e) The fund does not pay an investment management fee.

Expense Limitations and Reimbursements

The following chart sets forth contractual expense ratio limitations and the periods for which they are effective. For each fund, the Investment Managers have agreed to bear any fund expenses (other than interest, taxes, brokerage, and other expenditures that are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, and acquired fund fees) which would cause the funds’ ratio of expenses to average net assets to exceed the indicated percentage limitation. The expenses borne by the Investment Managers are subject to reimbursement by the funds through the indicated reimbursement date, provided no reimbursement will be made if it would result in the funds’ expense ratios exceeding their applicable limitations.

Fund	Limitation Period	Expense Ratio Limitation %	Reimbursement Date
California Tax-Free Money(b)	July 1, 2011 – June 30, 2013	0.55	(a)
Capital Opportunity Fund–Advisor Class	May 1, 2010 – April 30, 2012	1.10	April 30, 2014(d)
Capital Opportunity Fund–R Class(c)	May 1, 2012 – April 30, 2014	1.35	April 30, 2016(d)
Diversified Small-Cap Growth	May 1, 2010 – April 30, 2012	1.25	April 30, 2014(d)
Emerging Markets Local Currency Bond	May 26, 2011 – April 30, 2014	1.10	(a)

Fund	Limitation Period	Expense Ratio Limitation %	Reimbursement Date
Emerging Markets Local Currency Bond Fund–Advisor Class	May 26, 2011 – April 30, 2014	1.20	(a)
Equity Index 500(e)	May 1, 2012 – April 30, 2014	0.30	April 30, 2016(d)
Floating Rate	July 29, 2011 – September 30, 2013	0.85	(a)
Floating Rate Fund–Advisor Class	July 29, 2011 – September 30, 2013	0.95	(a)
Global Infrastructure(f)	March 1, 2012 – February 28, 2014	1.10	(a)
Global Infrastructure Fund–Advisor Class(g)	March 1, 2012 – February 28, 2014	1.20	(a)
Global Large-Cap Stock(h)	March 1, 2011 – February 28, 2013	1.00	(a)
Global Large-Cap Stock Fund–Advisor Class(i)	March 1, 2011 – February 28, 2013	1.10	(a)
Global Real Estate(j)	May 1, 2011 – April 30, 2013	1.05	(a)
Global Real Estate Fund–Advisor Class(k)	May 1, 2011 – April 30, 2013	1.15	(a)
Global Stock Fund–Advisor Class(l)	March 1, 2012 – February 28, 2014	1.15	February 28, 2016(d)
Inflation Protected Bond(m)	October 1, 2010 – September 30, 2012	0.50	September 30, 2014(d)
Institutional Africa & Middle East(n)	March 1, 2011 – February 28, 2013	1.25	(a)
Institutional Concentrated International Equity	July 27, 2010 – February 28, 2013	0.75	(a)
Institutional Global Equity(o)	March 1, 2011 – February 28, 2013	0.75	(a)
Institutional International Core Equity	October 27, 2010 – February 28, 2013	0.75	(a)
Institutional Global Large-Cap Equity(p)	March 1, 2011 – February 28, 2013	0.75	(a)
Institutional International Growth Equity(q)	March 1, 2012 - February 28, 2014	0.75	(a)
Institutional Large-Cap Core Growth(r)	May 1, 2011 – April 30, 2013	0.65	April 30, 2015(d)
Institutional U.S. Structured Research(s)	May 1, 2012 – April 30, 2014	0.55	(a)
International Stock Fund–R Class(t)	March 1, 2012 – February 28, 2014	1.40	(a)
New America Growth Fund–Advisor Class	May 1, 2010 – April 30, 2012	1.10	(a)
New Income Fund–Advisor Class	October 1, 2008 – September 30, 2010	0.90	(a)
New Income Fund–R Class(u)	October 1, 2010 – September 30, 2012	1.15	(a)
New York Tax-Free Money(v)	July 1, 2011 – June 30, 2013	0.55	(a)
Real Assets	July 28, 2010 – April 30, 2013	1.10	(a)
Short-Term Bond	October 1, 2009 – September 30, 2011	0.55	(a)
Short-Term Bond Fund–Advisor Class	October 1, 2009 – September 30, 2011	0.85	(a)
Strategic Income Fund(w)	October 1, 2011 – September 30, 2013	0.80	(a)
Strategic Income Fund–Advisor Class(x)	October 1, 2011 – September 30, 2013	0.95	(a)
Tax-Efficient Equity(y)	July 1, 2010 – June 30, 2012	1.25	June 30, 2014(d)
U.S. Large-Cap Core Fund(z)	May 1, 2012 – April 30, 2014	1.15	(a)
U.S. Large-Cap Core Fund–Advisor Class(aa)	May 1, 2012 – April 30, 2014	1.20	(a)
U.S. Treasury Intermediate Fund	November 1, 2009 – September 30, 2012	0.55	(a)
U.S. Treasury Long-Term Fund	November 1, 2009 – September 30, 2012	0.55	(a)

(a) No reimbursement will be made more than three years after any waiver or payment.

(b) The California Tax-Free Money Fund previously operated under a 0.55% expense limitation that expired June 30, 2011.

(c) The Capital Opportunity Fund–R Class previously operated under a 1.35% expense limitation that expired April 30, 2012. The reimbursement period for this limitation extends through April 30, 2014.

(d) No reimbursement will be made after the reimbursement date or three years after any waiver or payment, whichever is sooner.

(e) The Equity Index 500 Fund previously operated under a 0.30% expense limitation that expired April 30, 2012. The reimbursement period for this limitation extends through April 30, 2014.

(f) The Global Infrastructure Fund previously operated under a 1.10% expense limitation that expired February 29, 2012.

(g) The Global Infrastructure Fund–Advisor Class previously operated under a 1.20% expense limitation that expired February 29, 2012.

(h) The Global Large-Cap Stock Fund previously operated under a 1.00% expense limitation that expired February 28, 2011.

(i) The Global Large-Cap Stock Fund–Advisor Class previously operated under a 1.10% expense limitation that expired February 28, 2011.

(j) The Global Real Estate Fund previously operated under a 1.05% expense limitation.

(k) The Global Real Estate Fund–Advisor Class previously operated under a 1.15% expense limitation.

(l) The Global Stock Fund–Advisor Class previously operated under a 1.15% expense limitation that expired February 29, 2011. The reimbursement period for this limitation extends through February 28, 2014.

(m) The Inflation Protected Bond Fund previously operated under a 0.50% expense limitation that expired September 30, 2010. The reimbursement period for this limitation extends through September 30, 2012.

(n) The Institutional Africa & Middle East Fund previously operated under a 1.25% expense limitation that expired February 28, 2011.

(o) The Institutional Global Equity Fund previously operated under a 0.75% expense limitation that expired February 28, 2009.

(p) The Institutional Global Large-Cap Equity Fund previously operated under a 0.75% expense limitation that expired February 28, 2011.

(q) The Institutional International Growth Equity Fund previously operated under a 0.75% expense limitation that expired February 29, 2012.

(r) The Institutional Large-Cap Core Growth Fund previously operated under a 0.65% expense limitation that expired April 30, 2011. The reimbursement period for this limitation extends through April 30, 2013.

(s) The Institutional Structured Research Fund previously operated under a 0.55% expense limitation that expired April 30, 2012.

(t) The International Stock Fund–R Class previously operated under a 1.40% expense limitation that expired February 29, 2012.

(u) The New Income Fund–R Class previously operated under a 1.15% expense limitation that expired September 30, 2010.

(v) The New York Tax-Free Money Fund previously operated under a 0.55% expense limitation that expired June 30, 2011.

(w) The Strategic Income Fund previously operated under a 0.80% expense limitation that expired September 30, 2011.

(x) The Strategic Income Fund–Advisor Class previously operated under a 0.95% expense limitation that expired September 30, 2011.

(y) The Tax-Efficient Equity Fund previously operated under a 1.25% expense limitation that expired June 30, 2010. The reimbursement period for this limitation extends through June 30, 2012.

(z) The U.S. Large-Cap Core Fund previously operated under a 1.15% expense limitation that expired April 30, 2012.

(aa) The U.S. Large-Cap Core Fund–Advisor Class previously operated under a 1.20% expense limitation that expired April 30, 2012.

The Investment Management Agreements between the funds and the Investment Managers provide that each fund will bear all expenses of its operations not specifically assumed by the Investment Managers.

For the purpose of determining whether a fund is entitled to expense limitation, the expenses of a fund are calculated on a monthly basis. If a fund is entitled to expense limitation, that month’s advisory fee will be reduced or postponed, with any adjustment made after the end of the year.

Except for the California and New York Funds, each of the above-referenced funds’ Investment Management Agreement also provides that one or more additional expense limitation periods (of the same or different time periods) may be implemented after the expiration of the current expense limitation, and that with respect to any such additional limitation period, the funds may reimburse the Investment Managers, provided the reimbursement does not result in the funds’ aggregate expenses exceeding the additional expense limitation. No reimbursement may be made by the California and New York Funds unless approved by shareholders.

California Tax-Free Money Fund At February 28, 2011, management fees in the amount of $98,000 were waived. Including these amounts, management fees waived in the amount of $245,000 remain subject to repayment. The fund operated below its expense limitation.

Capital Opportunity Fund, Capital Opportunity Fund–Advisor and R Classes At December 31, 2011, expenses in the amount of $1,000 were reimbursed to the manager. Including these amounts, expenses previously reimbursed by the manager in the amount of $8,000 remain subject to repayment.

Diversified Small-Cap Growth Fund At December 31, 2011, management fees in the amount of $107,000 were repaid to the manager. There were no amounts subject to repayment by the fund. The fund operated below its expense limitation.

Emerging Markets Local Currency Bond Fund At December 31, 2011, management fees in the amount of $129,000 were waived and expenses in the amount of $43,000 were reimbursed by the manager. Including these amounts, management fees waived and expenses previously reimbursed by the manager in the amount of $172,000 remain subject to repayment.

Equity Index 500 Fund At December 31, 2011, management fees in the amount of $1,477,000 were repaid. Including these amounts, management fees waived in the amount of $3,107,000 remain subject to repayment.

Global Large-Cap Stock Fund and Global Large-Cap Stock Fund–Advisor Class At October 31, 2011, management fees in the amount of $120,000 were waived and expenses in the amount of $96,000 were reimbursed by the manager. Including these amounts, management fees waived and expenses previously reimbursed by the manager in the amount of $708,000 remain subject to repayment.

Global Real Estate Fund and Global Real Estate Fund–Advisor Class At December 31, 2011, management fees in the amount of $212,000 were waived and expenses in the amount of $115,000 were reimbursed by the manager. Including these amounts, management fees waived and expenses previously reimbursed by the manager in the amount of $1,039,000 remain subject to repayment.

Global Stock Fund–Advisor Class At October 31, 2011, expenses in the amount of $2,000 were repaid to the manager. Including these amounts, expenses previously reimbursed by the manager in the amount of $12,000 remain subject to repayment.

Inflation Protected Bond Fund At May 31, 2011, management fees in the amount of $305,000 were waived and expenses previously reimbursed by the manager in the amount of $977,000 remain subject to repayment.

Institutional Africa & Middle East Fund At October 31, 2011, management fees in the amount of $52,000 were waived. Including these amounts, management fees waived in the amount of $397,000 remain subject to repayment.

Institutional Concentrated International Equity Fund At October 31, 2011, management fees in the amount of $50,000 were waived and expenses in the amount of $193,000 were reimbursed by the manager. Including these amounts, management fees waived and expenses previously reimbursed by the manager in the amount of $283,000 remain subject to repayment.

Institutional Global Equity Fund At October 31, 2011, management fees in the amount of $140,000 were waived. Including these amounts, management fees waived in the amount of $464,000 remain subject to repayment.

Institutional Global Large-Cap Equity Fund At October 31, 2011, management fees in the amount of $223,000 were waived. Including these amounts, management fees waived and expenses previously reimbursed by the manager in the amount of $688,000 remain subject to repayment.

Institutional International Core Equity Fund At October 31, 2011, management fees in the amount of $170,000 were waived and expenses in the amount of $39,000 were reimbursed by the manager. Including these amounts, management fees waived and expenses previously reimbursed by the manager in the amount of $211,000 remain subject to repayment.

Institutional International Growth Equity Fund At October 31, 2011, management fees in the amount of $262,000 were waived. Including these amounts, management fees waived in the amount of $516,000 remain subject to repayment.

Institutional Large-Cap Core Growth Fund At December 31, 2011, management fees in the amount of $16,000 were waived. Including these amounts, management fees waived in the amount of $178,000 remain subject to repayment.

Institutional U.S. Structured Research Fund At December 31, 2011, management fees in the amount of $18,000 were waived. Including these amounts, management fees waived in the amount of $304,000 remain subject to repayment.

International Stock Fund– R Class At October 31, 2011, expenses in the amount of $2,000 were repaid to the manager. Including these amounts, expenses previously reimbursed by the manager in the amount of $7,000 remain subject to repayment.

New America Growth Fund–Advisor Class At December 31, 2011, there were no amounts subject to repayment. The Advisor Class operated below its expense limit.

New Income Fund–Advisor and R Classes At May 31, 2011, expenses in the amount of $3,000 were repaid to the manager. Including these amounts, expenses previously reimbursed by the manager in the amount of $6,000 remain subject to repayment.

New York Tax-Free Money Fund At February 28, 2011, management fees in the amount of $87,000 were waived. Including these amounts, management fees waived in the amount of $196,000 remain subject to repayment.

Real Assets Fund At December 31, 2011, there were no amounts subject to repayment.

Short-Term Bond Fund and Short-Term Bond Fund–Advisor Class At May 31, 2011, management fees in the amount of $1,165,000 were repaid to the manager. There were no amounts subject to repayment. For the year ended May 31, 2011, each class operated below its expense limitation.

Strategic Income Fund and Strategic Income Fund–Advisor Class At May 31, 2011, management fees in the amount of $7,000 were repaid and expenses in the amount of $16,000 were reimbursed by the manager. Including these amounts, management fees waived and expenses previously reimbursed by the manager in the amount of $289,000 remain subject to repayment.

Tax-Efficient Equity Fund At February 28, 2011, expenses in the amount of $101,000 were repaid to the manager. There are no amounts subject to repayment. The fund operated below its expense limit.

U.S. Large-Cap Core and U.S. Large-Cap Core Growth–Advisor Class At December 31, 2011, management fees in the amount of $59,000 were waived and expenses in the amount of $78,000 were reimbursed by the manager. Including these amounts, management fees waived and expenses previously reimbursed by the manager in the amount of $463,000 remain subject to repayment.

U.S. Treasury Long-Term At May 31, 2011, management fees in the amount of $46,000 were waived. Including these amounts, management fees waived in the amount of $112,000 remain subject to repayment.

Management Related Services

In addition to the management fee, the funds (other than the Single-Fee Funds) pay for the following: shareholder service expenses; custodial, accounting, legal, and audit fees; costs of preparing and printing prospectuses and reports sent to shareholders; registration fees and expenses; proxy and annual meeting expenses (if any); and directors’ fees and expenses.

T. Rowe Price Services, Inc. (“Services”), a wholly owned subsidiary of T. Rowe Price, acts as the funds’ transfer and dividend disbursing agent and provides shareholder and administrative services. T. Rowe Price Retirement Plan Services, Inc. (“RPS”), also a wholly owned subsidiary, provides recordkeeping, sub-transfer agency, and administrative services for certain types of retirement plans investing in the funds. The fees paid by the funds to Services are based on the costs to Services of providing these services plus a return on capital employed in support of the services.

The fees paid to RPS are based on the percentage of Price Fund assets for which RPS provides recordkeeping and sub-transfer agency services. The fees paid to Services and RPS are set forth in each fund’s shareholder report under “Related Party Transactions.” The address for Services and RPS is 100 East Pratt Street, Baltimore, Maryland 21202.

T. Rowe Price, under a separate agreement with the funds, provides accounting services to the funds. The funds paid the expenses shown in the following table during the fiscal years indicated to T. Rowe Price for accounting services.

Fund	Fiscal Year Ended
	2/28/11	2/28/10	2/28/09
California Tax-Free Bond	$84,000	$65,000	$103,000
California Tax-Free Money	84,000	65,000	103,000
Floating Rate Multi-Sector Account Portfolio	(a)	(a)	(a)
Georgia Tax-Free Bond	84,000	65,000	103,000
High Yield Multi-Sector Account Portfolio	(a)	(a)	(a)
Investment-Grade Corporate Multi-Sector Account Portfolio	(a)	(a)	(a)
Maryland Short-Term Tax-Free Bond	84,000	65,000	103,000
Maryland Tax-Free Bond	113,000	93,000	135,000
Maryland Tax-Free Money	84,000	65,000	103,000
Mortgage-Backed Securities Multi-Sector Account Portfolio	(a)	(a)	(a)
New Jersey Tax-Free Bond	84,000	65,000	103,000
New York Tax-Free Bond	84,000	65,000	103,000
New York Tax-Free Money	84,000	65,000	103,000
Tax-Efficient Equity	84,000	65,000	103,000
Tax-Exempt Money	113,000	93,000	135,000
Tax-Free High Yield	148,000	124,000	169,000
Tax-Free Income	81,000	103,000	152,000
Tax-Free Income Fund–Advisor Class	46,000	29,000	32,000
Tax-Free Short-Intermediate	84,000	65,000	103,000
Virginia Tax-Free Bond	84,000	65,000	103,000

(a) Prior to commencement of operations.

Fund	Fiscal Year Ended
	5/31/11	5/31/10	5/31/09
Corporate Income	$149,000	$124,000	$164,000
GNMA	115,000	109,000	164,000
Floating Rate	(a)	(a)	(a)
Floating Rate Fund–Advisor Class	(a)	(a)	(a)
TRP Government Reserve Investment	86,000	65,000	98,000
High Yield	152,000	128,000	166,000
High Yield Fund–Advisor Class	45,000	38,000	47,000
Inflation Focused Bond	149,000	124,000	164,000
Inflation Protected Bond	149,000	124,000	144,000
Institutional Core Plus	192,000	153,000	198,000
Institutional Core Plus–F Class	(b)	(a)	(a)
Institutional Floating Rate	191,000	163,000	198,000
Institutional Floating Rate–F Class	2,000	(a)	(a)
Institutional High Yield	182,000	153,000	198,000
New Income	208,000	176,000	230,000
New Income Fund–Advisor Class	2,000	2,000	(b)
New Income Fund–R Class	(b)	(b)	(b)
Personal Strategy Balanced	182,000	153,000	199,000
Personal Strategy Growth	182,000	153,000	199,000
Personal Strategy Income	182,000	153,000	198,000
Prime Reserve	115,000	92,000	130,000
TRP Reserve Investment	149,000	124,000	144,000
Retirement 2005	(c)	(c)	(c)
Retirement 2005 Fund–Advisor Class	(c)	(c)	(c)
Retirement 2005 Fund–R Class	(c)	(c)	(c)
Retirement 2010	(c)	(c)	(c)
Retirement 2010 Fund–Advisor Class	(c)	(c)	(c)
Retirement 2010 Fund–R Class	(c)	(c)	(c)
Retirement 2015	(c)	(c)	(c)
Retirement 2015 Fund–Advisor Class	(c)	(c)	(c)
Retirement 2015 Fund–R Class	(c)	(c)	(c)
Retirement 2020	(c)	(c)	(c)
Retirement 2020 Fund–Advisor Class	(c)	(c)	(c)
Retirement 2020 Fund–R Class	(c)	(c)	(c)
Retirement 2025	(c)	(c)	(c)
Retirement 2025 Fund–Advisor Class	(c)	(c)	(c)
Retirement 2025 Fund–R Class	(c)	(c)	(c)
Retirement 2030	(c)	(c)	(c)
Retirement 2030 Fund–Advisor Class	(c)	(c)	(c)
Retirement 2030 Fund–R Class	(c)	(c)	(c)
Retirement 2035	(c)	(c)	(c)

Fund	Fiscal Year Ended
	5/31/11	5/31/10	5/31/09
Retirement 2035 Fund–Advisor Class	(c)	(c)	(c)
Retirement 2035 Fund–R Class	(c)	(c)	(c)
Retirement 2040	(c)	(c)	(c)
Retirement 2040 Fund–Advisor Class	(c)	(c)	(c)
Retirement 2040 Fund–R Class	(c)	(c)	(c)
Retirement 2045	(c)	(c)	(c)
Retirement 2045 Fund–Advisor Class	(c)	(c)	(c)
Retirement 2045 Fund–R Class	(c)	(c)	(c)
Retirement 2050	(c)	(c)	(c)
Retirement 2050 Fund–Advisor Class	(c)	(c)	(c)
Retirement 2050 Fund–R Class	(c)	(c)	(c)
Retirement 2055	(c)	(c)	(c)
Retirement 2055 Fund–Advisor Class	(c)	(c)	(c)
Retirement 2055 Fund–R Class	(c)	(c)	(c)
Retirement Income	(c)	(c)	(c)
Short-Term Bond	148,000	128,000	179,000
Short-Term Bond–Advisor Class	15,000	9,000	(b)
Strategic Income	196,000	176,000	95,000
Strategic Income–Advisor Class	(b)	(b)	(b)
U.S. Treasury Intermediate	86,000	65,000	98,000
U.S. Treasury Long-Term	86,000	65,000	98,000
U.S. Treasury Money	86,000	65,000	98,000

(a) Prior to commencement of operations.

(b) Less than $1,000.

(c) Paid by underlying Price funds pursuant to the Special Servicing Agreement.

Fund	Fiscal Year Ended
	10/31/11	10/31/10	10/31/09
Africa & Middle East	$184,000	$174,000	$167,000
Emerging Europe	118,000	108,000	104,000
Emerging Markets Stock	184,000	174,000	165,000
European Stock	118,000	109,000	106,000
Global Infrastructure	164,000	120,000	(a)
Global Infrastructure Fund–Advisor Class	(b)	3,000	(a)
Global Large-Cap Stock	132,000	120,000	125,000
Global Large-Cap Stock Fund–Advisor Class	1,000	2,000	3,000
Global Stock	132,000	119,000	116,000
Global Stock–Advisor Class	1,000	2,000	2,000
Institutional Africa & Middle East	184,000	174,000	178,000
Institutional Concentrated International Equity	118,000	29,000	(a)

Fund	Fiscal Year Ended
	10/31/11	10/31/10	10/31/09
Institutional Emerging Markets Equity	149,000	143,000	136,000
Institutional Global Equity	118,000	108,000	104,000
Institutional Global Large-Cap Equity	118,000	108,000	114,000
Institutional International Core Equity	124,000	2,000	(a)
Institutional International Growth Equity	118,000	108,000	104,000
International Discovery	149,000	144,000	141,000
International Equity Index	184,000	170,000	137,000
International Growth & Income	139,000	124,000	123,000
International Growth & Income–Advisor Class	8,000	9,000	12,000
International Growth & Income–R Class	1,000	2,000	2,000
International Stock	146,000	138,000	172,000
International Stock–Advisor Class	2,000	1,000	1,000
International Stock–R Class	(b)	(b)	(b)
Japan	88,000	80,000	75,000
Latin America	118,000	109,000	100,000
New Asia	149,000	143,000	142,000
Overseas Stock	149,000	143,000	136,000
Summit Cash Reserves	118,000	108,000	104,000
Summit GNMA	118,000	108,000	104,000
Summit Municipal Income	88,000	80,000	74,000
Summit Municipal Intermediate	88,000	80,000	74,000
Summit Municipal Money Market	118,000	108,000	104,000
U.S. Bond Enhanced Index	118,000	108,000	104,000

(a) Prior to commencement of operations.

(b) Less than $1,000.

Fund	Fiscal Year Ended
	12/31/11	12/31/10	12/31/09
Balanced	$185,000	$180,000	$159,000
Blue Chip Growth	113,000	101,000	86,000
Blue Chip Growth Fund–Advisor Class	8,000	8,000	9,000
Blue Chip Growth Fund–R Class	1,000	1,000	(a)
Capital Appreciation	196,000	189,000	138,000
Capital Appreciation Fund–Advisor Class	5,000	4,000	2,000
Capital Opportunity	148,000	133,000	118,000
Capital Opportunity Fund–Advisor Class	4,000	5,000	5,000
Capital Opportunity Fund–R Class	(a)	(a)	(a)
Diversified Mid-Cap Growth	90,000	83,000	68,000
Diversified Small-Cap Growth	90,000	83,000	68,000
Dividend Growth	102,000	94,000	81,000

Fund	Fiscal Year Ended
	12/31/11	12/31/10	12/31/09
Dividend Growth Fund–Advisor Class	4,000	2,000	(a)
Emerging Markets Bond	185,000	180,000	157,000
Emerging Markets Bond Multi-Sector Account Portfolio	(b)	(b)	(b)
Emerging Markets Local Currency Bond	119,000	(b)	(b)
Emerging Markets Local Currency Bond Fund–Advisor Class	1,000	(b)	(b)
Emerging Markets Local Multi-Sector Account Portfolio	(b)	(b)	(b)
Equity Income	110,000	99,000	87,000
Equity Income Fund–Advisor Class	11,000	10,000	10,000
Equity Income Fund Fund–R Class	1,000	1,000	1,000
Equity Index 500	150,000	143,000	147,000
Extended Equity Market Index	150,000	148,000	128,000
Financial Services	90,000	83,000	68,000
Global Real Estate	197,000	189,000	177,000
Global Real Estate Fund–Advisor Class	4,000	4,000	5,000
Global Technology	120,000	112,000	96,000
Growth & Income	90,000	83,000	69,000
Growth Stock	136,000	122,000	107,000
Growth Stock Fund–Advisor Class	12,000	12,000	13,000
Growth Stock Fund–R Class	4,000	4,000	4,000
Health Sciences	185,000	181,000	157,000
Institutional Emerging Markets Bond	185,000	180,000	157,000
Institutional International Bond	185,000	180,000	157,000
Institutional Large-Cap Core Growth	90,000	83,000	68,000
Institutional Large-Cap Growth	90,000	83,000	68,000
Institutional Large-Cap Value	90,000	83,000	68,000
Institutional Mid-Cap Equity Growth	90,000	83,000	69,000
Institutional Small-Cap Stock	90,000	83,000	68,000
Institutional U.S. Structured Research	120,000	112,000	96,000
International Bond	181,000	170,000	144,000
International Bond Fund–Advisor Class	20,000	23,000	27,000
Media & Telecommunications	120,000	112,000	96,000
Mid-Cap Growth	113,000	102,000	95,000
Mid-Cap Growth Fund–Advisor Class	7,000	5,000	4,000
Mid-Cap Growth Fund–R Class	2,000	1,000	1,000
Mid-Cap Value	109,000	96,000	85,000
Mid-Cap Value Fund–Advisor Class	9,000	9,000	6,000
Mid-Cap Value Fund–R Class	4,000	4,000	4,000
New America Growth	98,000	93,000	81,000
New America Fund–Advisor Class	8,000	3,000	1,000

Fund	Fiscal Year Ended
	12/31/11	12/31/10	12/31/09
New Era	90,000	83,000	69,000
New Horizons	120,000	112,000	96,000
Real Assets	185,000	63,000	(b)
Real Estate	157,000	154,000	106,000
Real Estate Fund–Advisor Class	9,000	7,000	4,000
Science & Technology	118,000	109,000	113,000
Science & Technology Fund–Advisor Class	18,000	18,000	18,000
Small-Cap Stock	102,000	92,000	77,000
Small-Cap Stock Fund–Advisor Class	4,000	4,000	5,000
Small-Cap Value	142,000	139,000	124,000
Small-Cap Value Fund–Advisor Class	24,000	23,000	17,000
Spectrum Growth	(c)	(c)	(c)
Spectrum Income	(c)	(c)	(c)
Spectrum International	(c)	(c)	(c)
Total Equity Market Index	150,000	148,000	128,000
U.S. Large-Cap Core	105,000	94,000	39,000
U.S. Large-Cap Core–Advisor Class	1,000	2,000	(a)
Value	103,000	93,000	77,000
Value Fund–Advisor Class	3,000	3,000	9,000

(a) Less than $1,000.

(b) Prior to commencement of operations.

(c) Paid by underlying Price funds pursuant to the Special Servicing Agreement.

OTHER SHAREHOLDER SERVICES

The funds (other than the Inflation Focused Bond Fund, Institutional Funds (except for their F Class shares), Multi-Sector Account Portfolios, and TRP Reserve Investment Funds) have adopted an administrative fee payment (“AFP”) program that authorizes the funds to make payments for services provided on behalf of the funds. Under the AFP program, payments by a fund (of up to 0.15% of its average daily net assets per year ) may be made to retirement plans, retirement plan recordkeepers, insurance companies, banks, and broker-dealers for transfer agency, recordkeeping, and other administrative services. These services include, but are not limited to: transmitting net purchase and redemption orders; maintaining separate records for shareholders reflecting purchases, redemptions, and share balances; mailing shareholder confirmations and periodic statements; processing dividend payments; and telephone services in connection with the above. Under the AFP program, the funds paid the amounts set forth below in calendar year 2011.

Fund	Payment
Africa & Middle East	$39,480
Balanced	827,432
Blue Chip Growth	5,267,627
California Tax-Free Bond	37,894
California Tax-Free Money	1,334

Fund	Payment
Capital Appreciation	3,744,912
Capital Opportunity	172,033
Corporate Income	129,544
Diversified Mid-Cap Growth	20,866
Diversified Small-Cap Growth	14,984
Dividend Growth	1,132,331
Emerging Europe	113,463
Emerging Markets Bond	278,514
Emerging Markets Bond Multi-Sector Account Portfolio	(a)(b)
Emerging Markets Local Currency Bond	295
Emerging Markets Local Multi-Sector Account Portfolio	(a)(b)
Emerging Markets Stock	1,522,823
Equity Income	8,273,165
Equity Index 500	251,578
European Stock	80,762
Extended Equity Market Index	55,755
Financial Services	53,505
Floating Rate	236
Floating Rate Multi-Sector Account Portfolio	(a)(b)
Georgia Tax-Free Bond	29,715
GNMA	82,179
TRP Government Reserve Investment	(b)
Global Infrastructure	2,232
Global Large-Cap Stock	985
Global Real Estate	5,062
Global Stock	100,012
Global Technology	139,967
Growth & Income	64,501
Growth Stock	7,720,933
Health Sciences	1,141,614
High Yield	1,367,639
High Yield Multi-Sector Account Portfolio	(a)(b)
Inflation Focused Bond	(b)
Inflation Protected Bond	61,840
Institutional Africa & Middle East	(b)
Institutional Concentrated International Equity	(b)
Institutional Core Plus	(b)
Institutional Core Plus Fund–F Class	62
Institutional Emerging Markets Bond	(b)
Institutional Emerging Markets Equity	(b)
Institutional Floating Rate	(b)

Fund	Payment
Institutional Floating Rate Fund–F Class	7,254
Institutional Global Equity	(b)
Institutional Global Large-Cap Equity	(b)
Institutional High Yield	(b)
Institutional International Bond	(b)
Institutional International Core Equity	(b)
Institutional International Growth Equity	(b)
Institutional Large-Cap Core Growth	(b)
Institutional Large-Cap Growth	(b)
Institutional Large-Cap Value	(b)
Institutional Mid-Cap Equity Growth	(b)
Institutional Small-Cap Stock	(b)
Institutional U.S. Structured Research	(b)
International Bond	1,719,717
International Discovery	1,512,865
International Equity Index	72,944
International Growth & Income	204,269
International Stock	480,828
Investment-Grade Corporate Multi-Sector Account Portfolio	(a)(b)
Japan	18,134
Latin America	573,613
Maryland Short-Term Tax-Free Bond	32,591
Maryland Tax-Free Bond	212,934
Maryland Tax-Free Money	932
Media & Telecommunications	356,066
Mid-Cap Growth	9,793,871
Mid-Cap Value	3,128,401
Mortgage-Backed Securities Multi-Sector Account Portfolio	(a)(b)
New America Growth	823,335
New Asia	1,422,848
New Era	1,311,324
New Horizons	2,942,419
New Income	1,852,962
New Jersey Tax-Free Bond	25,465
New York Tax-Free Bond	28,307
New York Tax-Free Money	455
Overseas Stock	248,430
Personal Strategy Balanced	722,144
Personal Strategy Growth	427,882
Personal Strategy Income	277,186
Prime Reserve	55,819

Fund	Payment
Real Assets	2
Real Estate	1,397,984
TRP Reserve Investment	(b)
Retirement 2005	(c)
Retirement 2010	(c)
Retirement 2015	(c)
Retirement 2020	(c)
Retirement 2025	(c)
Retirement 2030	(c)
Retirement 2035	(c)
Retirement 2040	(c)
Retirement 2045	(c)
Retirement 2050	(c)
Retirement 2055	(c)
Retirement Income	(c)
Science & Technology	439,208
Short-Term Bond	1,739,413
Small-Cap Stock	4,494,246
Small-Cap Value	1,853,222
Spectrum Growth	(c)
Spectrum Income	(c)
Spectrum International	(c)
Strategic Income	17,299
Summit Cash Reserves	74,847
Summit GNMA	5,072
Summit Municipal Income	319,721
Summit Municipal Intermediate	1,213,698
Summit Municipal Money Market	162
Tax-Efficient Equity	4,267
Tax-Exempt Money	154,554
Tax-Free High Yield	212,424
Tax-Free Income	201,201
Tax-Free Short-Intermediate	628,298
Total Equity Market Index	46,344
U.S. Bond Enhanced Index	217,244
U.S. Large-Cap Core	623
U.S. Treasury Intermediate	74,648
U.S. Treasury Long-Term	49,879

Fund	Payment
U.S. Treasury Money	218,755
Value	808,267
Virginia Tax-Free Bond	148,210

(a) Prior to commencement of operations.

(b) Not eligible to participate in AFP program.

(c) Paid by underlying Price funds pursuant to the Special Servicing Agreement.

Each Advisor and R Class has adopted an AFP program under which various third parties, including third parties receiving 12b-1 payments, may receive payments from the class in addition to 12b-1 fees for providing various recordkeeping, transfer agency, and administrative services to the classes and/or shareholders thereof. These services include, but are not limited to: transmitting net purchase and redemption orders; maintaining separate records for shareholders reflecting purchases, redemptions, and share balances; mailing shareholder confirmations and periodic statements; processing dividend payments; and telephone services in connection with the above. Under this AFP program, the funds paid the amounts set forth below in calendar year 2011.

Fund	Payment
Blue Chip Growth Fund–Advisor Class	$1,090,721
Blue Chip Growth Fund–R Class	163,202
Capital Appreciation Fund–Advisor Class	340,592
Capital Opportunity Fund–Advisor Class	9,033
Capital Opportunity Fund–R Class	1,595
Dividend Growth Fund–Advisor Class	103,770
Emerging Markets Local Currency Bond Fund–Advisor Class	(a)
Equity Income Fund–Advisor Class	2,342,977
Equity Income Fund–R Class	355,058
Floating Rate Fund–Advisor Class	35
Global Infrastructure Fund–Advisor Class	94
Global Large-Cap Stock Fund–Advisor Class	198
Global Real Estate Fund–Advisor Class	763
Global Stock Fund–Advisor Class	7,574
Growth Stock Fund–Advisor Class	2,454,806
Growth Stock Fund–R Class	1,014,262
High Yield Fund–Advisor Class	1,630,724
International Bond Fund–Advisor Class	534,462
International Growth & Income Fund–Advisor Class	249,437
International Growth & Income Fund–R Class	60,351
International Stock Fund–Advisor Class	167,448
International Stock Fund–R Class	4,627
Mid-Cap Growth Fund–Advisor Class	1,466,574
Mid-Cap Growth Fund–R Class	427,185
Mid-Cap Value Fund–Advisor Class	763,520
Mid-Cap Value Fund–R Class	480,315
New America Growth Fund–Advisor Class	225,167
New Income Fund–Advisor Class	36,412

Fund	Payment
New Income Fund–R Class	16,937
Real Estate Fund–Advisor Class	170,001
Retirement 2005 Fund–Advisor Class	(b)
Retirement 2005 Fund–R Class	(b)
Retirement 2010 Fund–Advisor Class	(b)
Retirement 2010 Fund–R Class	(b)
Retirement 2015 Fund–Advisor Class	(b)
Retirement 2015 Fund–R Class	(b)
Retirement 2020 Fund–Advisor Class	(b)
Retirement 2020 Fund–R Class	(b)
Retirement 2025 Fund–Advisor Class	(b)
Retirement 2025 Fund–R Class	(b)
Retirement 2030 Fund–Advisor Class	(b)
Retirement 2030 Fund–R Class	(b)
Retirement 2035 Fund–Advisor Class	(b)
Retirement 2035 Fund–R Class	(b)
Retirement 2040 Fund–Advisor Class	(b)
Retirement 2040 Fund–R Class	(b)
Retirement 2045 Fund–Advisor Class	(b)
Retirement 2045 Fund–R Class	(b)
Retirement 2050 Fund–Advisor Class	(b)
Retirement 2050 Fund–R Class	(b)
Retirement 2055 Fund–Advisor Class	(b)
Retirement 2055 Fund–R Class	(b)
Retirement Income Fund–Advisor Class	(b)
Retirement Income Fund–R Class	(b)
Science & Technology Fund–Advisor Class	612,208
Short-Term Bond Fund–Advisor Class	481,555
Small-Cap Stock Fund–Advisor Class	364,740
Small-Cap Value Fund–Advisor Class	1,426,943
Strategic Income Fund–Advisor Class	460
Tax-Free Income Fund–Advisor Class	1,318,059
U.S. Large-Cap Core Fund–Advisor Class	167
Value Fund–Advisor Class	387,941

(a) Prior to commencement of operations.

(b) Paid by underlying Price funds pursuant to the Special Servicing Agreement

529 Plans

T. Rowe Price is the investment manager of several college savings plans established by states under section 529 of the Code. Each plan has a number of portfolios that invest in underlying Price Funds including Blue Chip Growth, Emerging Markets Stock, Equity Index 500, Extended Equity Market Index, Financial Services, Health Sciences, Inflation Focused Bond, International Growth & Income, International Stock, Mid-Cap Growth, Mid-Cap Value, New Horizons, New Income, Overseas Stock, Real Assets, Science & Technology, Short-Term Bond, Small-Cap Stock, Spectrum Income, Summit Cash Reserves, Total Equity Market Index,

U.S. Bond Enhanced Index, and Value Funds. Each portfolio establishes an omnibus account in the underlying Price Funds. Transfer agent and recordkeeping expenses incurred by the portfolios as a result of transactions by participants in the 529 plans that invest in the Price Funds are paid for by the underlying Price Funds under their agreement with their transfer agent, T. Rowe Price Services, Inc. The expenses borne by each underlying Price Fund are set forth in the shareholder report of the underlying fund under “Related Party Transactions.”

Control of Investment Adviser

T. Rowe Price Group, Inc. (“Group”) is a publicly owned company and owns 100% of the stock of T. Rowe Price Associates, Inc., which in turn owns 100% of T. Rowe Price International Ltd, which in turn owns 100% each of T. Rowe Price Hong Kong Limited and T. Rowe Price Singapore Private Ltd. Group was formed in 2000 as a holding company for the T. Rowe Price-affiliated companies.

DISTRIBUTOR FOR THE FUNDS

Investment Services, a Maryland corporation formed in 1980 as a wholly owned subsidiary of T. Rowe Price, serves as distributor for all T. Rowe Price mutual funds on a continuous basis. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Investment Services is located at the same address as the funds and T. Rowe Price–100 East Pratt Street, Baltimore, Maryland 21202.

Investment Services serves as distributor to the funds, pursuant to an Underwriting Agreement (“Underwriting Agreement”), which provides that the funds (other than the Single-Fee Funds) will pay all fees and expenses in connection with necessary state filings; preparing, setting in type, printing, and mailing of prospectuses and reports to shareholders; and issuing shares, including expenses of confirming purchase orders. For the Single-Fee Funds, the Underwriting Agreement provides that Investment Services will pay, or will arrange for others to pay, these fees and expenses.

The Underwriting Agreement also provides that Investment Services will pay all fees and expenses in connection with printing and distributing prospectuses and reports for use in offering and selling fund shares; preparing, setting in type, printing, and mailing all sales literature and advertising; Investment Services’ federal and state registrations as a broker-dealer; and offering and selling shares for each fund, except for those fees and expenses specifically assumed by the funds. Investment Services’ expenses are paid by T. Rowe Price.

Investment Services acts as the agent of the funds, in connection with the sale of fund shares in the various states in which Investment Services is qualified as a broker-dealer. Under the Underwriting Agreement, Investment Services accepts orders for fund shares at net asset value. Other than as described below with respect to the Advisor and R Class shares, no sales charges are paid by investors or the funds and no compensation is paid to Investment Services.

Advisor and R Class

Distribution and Shareholder Services Plan

The funds’ directors adopted a plan pursuant to Rule 12b-1 with respect to each Advisor and R Class (the “Class”). Each plan provides that the Class may compensate Investment Services or such other persons as the funds or Investment Services designates, to finance any or all of the distribution, shareholder servicing, maintenance of shareholder accounts, and/or other administrative services with respect to Class shares. It is expected that most, if not all, payments under each plan will be made (either directly, or indirectly through Investment Services) to intermediaries other than Investment Services such as broker-dealers, banks, insurance companies, and retirement plan recordkeepers. Under each plan, the Advisor Class pays a fee at the annual rate of up to 0.25% of that class’s average daily net assets and the R Class pays a fee at the annual rate of up to 0.50% of that class’s average net daily assets. Normally, the full amount of the fee is paid to the intermediary on shares sold through that intermediary; however, a lesser amount may be paid. In addition, the fee may be split among intermediaries based on the level of services provided by each. Intermediaries may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing of the Class, as well as for a wide variety of other purposes associated with supporting, distributing, and servicing Class shares. The amount of fees paid by a Class during any year may be more or less than the cost of distribution and other services provided to the Class and its investors. FINRA rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The plan complies with these rules.

The plan requires that Investment Services provide, or cause to be provided, a quarterly written report identifying the amounts expended by each Class and the purposes for which such expenditures were made to the fund directors for their review.

Prior to approving the plan, the funds considered various factors relating to the implementation of the plan and determined that there is a reasonable likelihood that the plan will benefit each fund, its Class, and the Class’s shareholders. The fund directors noted that to the extent the plan allows a fund to sell Class shares in markets to which it would not otherwise have access, the plan may result in additional sales of fund shares. This may enable a fund to achieve economies of scale that could reduce expenses. In addition, certain ongoing shareholder services may be provided more effectively by intermediaries with which shareholders have an existing relationship.

The plan is renewable from year to year with respect to each fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the fund directors and (2) by a vote of the majority of the funds’ independent directors cast in person at a meeting called for the purpose of voting on such approval. The plan may not be amended to increase materially the amount of fees paid by any Class thereunder unless such amendment is approved by a majority vote of the outstanding shares of such Class and by the fund directors in the manner prescribed by Rule 12b-1 under the 1940 Act. The plan is terminable with respect to a Class at any time by a vote of a majority of the independent directors or by a majority vote of the outstanding shares in the Class.

Payments under the 12b-1 plans will still normally be made for funds that are closed to new investors. Such payments are made for the various services provided to existing investors by the intermediaries receiving such payments.

The following payments for the fiscal year indicated were made to intermediaries, including broker-dealers and insurance companies, for the distribution, shareholder servicing, maintenance of shareholder accounts, and/or other administrative services under the plan.

Fund	Fiscal Year Ended 2/28/11
Tax-Free Income Fund–Advisor Class	$2,560,000

Fund	Fiscal Year Ended 5/31/11
Floating Rate–Advisor Class	(a)
High Yield Fund–Advisor Class	$4,486,000
New Income Fund–Advisor Class	338,000
New Income Fund–R Class	57,000
Retirement 2005 Fund–Advisor Class	67,000
Retirement 2005 Fund–R Class	287,000
Retirement 2010 Fund–Advisor Class	1,841,000

Fund	Fiscal Year Ended 5/31/11
Retirement 2010 Fund–R Class	2,238,000
Retirement 2015 Fund–Advisor Class	675,000
Retirement 2015 Fund–R Class	434,000
Retirement 2020 Fund–Advisor Class	4,177,000
Retirement 2020 Fund–R Class	5,225,000
Retirement 2025 Fund–Advisor Class	868,000
Retirement 2025 Fund–R Class	486,000
Retirement 2030 Fund–Advisor Class	3,488,000
Retirement 2030 Fund–R Class	4,490,000
Retirement 2035 Fund–Advisor Class	598,000
Retirement 2035 Fund–R Class	337,000
Retirement 2040 Fund–Advisor Class	2,415,000
Retirement 2040 Fund–R Class	3,008,000
Retirement 2045 Fund–Advisor Class	290,000
Retirement 2045 Fund–R Class	172,000
Retirement 2050 Fund–Advisor Class	404,000
Retirement 2050 Fund–R Class	590,000
Retirement 2055 Fund–Advisor Class	40,000
Retirement 2055 Fund–R Class	20,000
Retirement Income Fund–Advisor Class	598,000
Retirement Income Fund–R Class	783,000
Short-Term Bond Fund–Advisor Class	1,339,000
Strategic Income Fund–Advisor Class	1,000

(a) Prior to commencement of operations.

Fund	Fiscal Year Ended 10/31/11
Global Infrastructure Fund–Advisor Class	$1,000
Global Large-Cap Stock Fund–Advisor Class	2,000
Global Stock Fund–Advisor Class	18,000
International Growth & Income Fund–Advisor Class	535,000
International Growth & Income Fund–R Class	203,000
International Stock Fund–Advisor Class	360,000
International Stock Fund–R Class	18,000

Fund	Fiscal Year Ended 12/31/11
Blue Chip Growth Fund–Advisor Class	$1,977,000
Blue Chip Growth Fund–R Class	502,000
Capital Appreciation Fund–Advisor Class	685,000
Capital Opportunity Fund–Advisor Class	17,000
Capital Opportunity Fund–R Class	6,000

Fund	Fiscal Year Ended 12/31/11
Dividend Growth Fund–Advisor Class	180,000
Emerging Markets Local Currency Bond Fund–Advisor Class	(a)
Equity Income Fund–Advisor Class	4,637,000
Equity Income Fund–R Class	1,189,000
Global Real Estate Fund–Advisor Class	2,000
Growth Stock Fund–Advisor Class	4,840,000
Growth Stock Fund–R Class	3,395,000
International Bond Fund–Advisor Class	1,342,000
Mid-Cap Growth Fund–Advisor Class	2,559,000
Mid-Cap Growth Fund–R Class	1,444,000
Mid-Cap Value Fund–Advisor Class	1,611,000
Mid-Cap Value Fund–R Class	1,609,000
New America Growth Fund–Advisor Class	406,000
Real Estate Fund–Advisor Class	373,000
Science & Technology Fund–Advisor Class	1,030,000
Small-Cap Stock Fund–Advisor Class	661,000
Small-Cap Value Fund–Advisor Class	2,602,000
U.S. Large-Cap Core Fund–Advisor Class	1,000
Value Fund–Advisor Class	852,000

(a) Less than $1,000.

PORTFOLIO TRANSACTIONS

Investment or Brokerage Discretion

Decisions with respect to the selection, purchase, and sale of portfolio securities on behalf of the international Price Funds are generally made by T. Rowe Price International, Price Hong Kong, or Price Singapore. Decisions with respect to the selection, purchase, and sale of portfolio securities on behalf of all other Price Funds are generally made by T. Rowe Price. T. Rowe Price, T. Rowe Price International, Price Hong Kong and Price Singapore are responsible for implementing these decisions for the Price Funds, including, where applicable, the negotiation of commissions, the allocation of portfolio brokerage and principal business, and the use of affiliates to assist in routing orders for execution. Price Singapore delegates actual trade execution to the trading desks of T. Rowe Price, T. Rowe Price International, or Price Hong Kong, and may use these affiliated investment advisers for certain other trading-related services.

How Broker-Dealers Are Selected

With respect to equity and debt securities, T. Rowe Price, T. Rowe Price International, Price Hong Kong, or Price Singapore may effect principal transactions on behalf of a fund with a broker-dealer that furnishes brokerage and/or research services; designate any such broker-dealer to receive selling concessions, discounts, or other allowances; or otherwise deal with any such broker-dealer in connection with the acquisition of securities in underwritings. T. Rowe Price, T. Rowe Price International, Price Hong Kong, or Price Singapore may receive research services in connection with brokerage transactions, including designations in fixed-price offerings.

Debt Securities

In purchasing and selling debt securities, T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore ordinarily place transactions with the issuer or a primary market-maker acting as principal for the securities on a net basis, with no stated brokerage commission being paid by the client, although the price usually includes undisclosed compensation to the market-maker. Debt securities may also be purchased from underwriters at prices which include underwriting fees. Any transactions placed through broker-dealers serving as primary market-makers reflect the spread between the bid and ask prices.

Equity Securities

In purchasing and selling equity securities, T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore seek to obtain best execution at favorable security prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. However, under certain conditions, higher brokerage commissions may be paid to broker-dealers providing brokerage and research services to T. Rowe Price, T. Rowe Price International, and Price Hong Kong than might be paid to other broker-dealers in accordance with Section 28(e) under the 1934 Act.

In selecting broker-dealers to execute the Price Funds’ portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, general execution, and operational capabilities of competing broker-dealers, their expertise in particular markets, and brokerage and research services provided by them. It is not the policy of T. Rowe Price, T. Rowe Price International, or Price Hong Kong to seek the lowest available commission rate where it is believed that a broker-dealer charging a higher commission rate would offer greater reliability or provide better price or more efficient execution.

As a general practice, transactions involving U.S. equity securities are executed in the primary market with market-makers, or through electronic, “low touch” trading venues. In selecting from among these options, T. Rowe Price generally seeks to select the broker-dealers or electronic venue it believes to be actively and effectively trading the security being purchased or sold. In an effort to obtain best execution, orders for foreign equity securities may be placed through T. Rowe Price International’s or Price Hong Kong’s trading desk.

Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the U.S., these commissions are negotiated. Traditionally, commission rates have generally not been negotiated on stock markets outside the U.S. However, an increasing number of overseas stock markets have adopted a system of negotiated rates or ranges of rates, although a small number of markets continue to be subject to an established schedule of minimum commission rates. It is expected that equity securities will ordinarily be purchased in the primary markets, whether over-the-counter (“OTC”) or listed, and that listed securities may be purchased in the OTC market if such market is deemed the primary market. In the case of securities traded on the OTC markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed, fixed commission or discount.

Evaluating the Overall Reasonableness of Brokerage Commissions Paid

On a continuing basis, T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore seek to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of mutual funds and other institutional clients. In evaluating the reasonableness of commission rates, T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore may consider any or all of the following: (a) rates quoted by broker-dealers; (b) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (c) the complexity of a particular transaction in terms of both execution and settlement; (d) the level and type of business conducted with a particular firm over a period of time; (e) the extent to which the broker-dealer has capital at risk in the transaction; (f) historical commission rates; and (g) rates paid by other institutional investors based on available public information.

Commissions Paid to Broker-Dealers for Research

Broker-dealers provide a wide range of research services to T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore.

T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore seek best execution on all trades consistent with fiduciary and regulatory requirements. T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore have adopted a brokerage allocation policy embodying the concepts of Section 28(e) under the 1934 Act. Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that also provides research services than the commission another broker-dealer would charge, provided the adviser determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided. An adviser may make such a determination based upon either the particular transaction involved or the overall responsibilities of the adviser with respect to the accounts over which it exercises investment discretion. Therefore, research may not necessarily benefit all accounts paying commissions to such broker-dealers. Broker-dealers may provide proprietary research to T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore in connection with brokerage relationships, including fixed income offerings.

Certain full service broker-dealers (broker-dealers who provide brokerage and execution services) also furnish “bundled” proprietary research services to T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore. “Bundled” research involves an arrangement whereby the underlying commission is informally comprised of both trade execution and other services, most frequently investment research that is intended to assist T. Rowe Price, T. Rowe Price International, Price Hong Kong, and/or Price Singapore with their internal research processes. Such services are typically not offered on a stand-alone basis by broker-dealers. Proprietary research may include research from an affiliate of the broker-dealer and services that provide access to unaffiliated industry experts. T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore may use full service brokers either directly or through very limited use of “step-outs” or similar transactions with other brokers. Step-out trades, however, are not used to obtain research.

In addition, T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore may use equity brokerage commissions to acquire third party research from independent research providers and broker-dealers through commission-sharing arrangements (“CSAs”). While Price Singapore does not currently participate in the CSA program, T. Rowe Price, T. Rowe Price International, and Price Hong Kong maintain CSAs with broker-dealers used for a percentage of “low touch” commission business. We generally effect low touch trading through broker-dealers’ electronic venues. We confine the use of CSA credits to obtain only research designed to assist in the investment decision-making process. Our current practice is to not acquire market data services, index data, software and other items with commission dollars, although some of those items are permitted under the SEC’s guidance. Not all clients participate in the CSA program but the research received through such program is intended to assist T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore with its investment decision making responsibilities regarding its clients overall.

Proprietary and independent third-party research is an important component of T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore’s investment approach. However, T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore rely primarily upon their own research efforts and subject any outside research services to internal analysis before incorporating such outside research into the investment process. As a practical matter, it would not be possible for T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore to generate all the information and varied opinions provided by broker-dealers. To the extent that broker-dealers provide research services of value, T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore are relieved of expenses which they might otherwise bear.

Broker-dealers and independent research providers generally supply the following types of research to T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore: information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis, and analysis of corporate responsibility issues. The research incorporates both domestic and international perspectives. Research services are received primarily in the form of written reports, computer generated data, telephone contacts, and personal meetings with security analysts, corporate and industry executives, and other persons. In addition, research may include the provision of access to unaffiliated individuals with expertise in various industries, businesses, or other related areas. T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore may receive complimentary and customary fixed income research from various broker-dealers, including broker-dealers with whom fixed income transactions are carried out in accordance with T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore’s best execution obligations. Such research, however, is not contingent upon specific trades with the providing broker-dealer. Some research may be incorporated into firm-wide systems or communications thereby allowing, in some instances, T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore to access research obtained through commissions generated by an affiliated investment adviser.

At the present time, T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore do not recapture commissions, underwriting discounts, or selling-group concessions in connection with fixed income securities acquired in underwritten offerings. T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore may, however, have the opportunity to designate a portion of the underwriting spread to broker-dealers that participate in the offering.

Directed Brokerage

The Price Funds that invest in U.S. equity securities have adopted a commission recapture program. Under the program, a percentage of commissions generated by the portfolio transactions of those funds is rebated to the funds by the broker-dealers and credited to short-term security gain/loss.

At the present time, the Price Funds do not recapture commissions, underwriting discounts, or selling group concessions in connection with debt securities acquired in underwritten offerings. T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore may, however, have the opportunity to designate a portion of the underwriting spread to broker-dealers that participate in the offering.

Allocation of Brokerage Commissions

T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore have policies of not pre-committing a specific amount of business to any broker-dealer over any specific time period. Historically, brokerage placement has been determined, as appropriate, by the needs of a specific transaction such as market-making, availability of a buyer or seller of a particular security, or specialized execution skills. T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore may choose to allocate brokerage among several broker-dealers that are able to meet the needs of the transaction.

As an ongoing process, T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore assess the contributions of the brokerage and research services provided by major broker-dealers and independent research providers in connection with equity transactions, and creates a ranking of such broker-dealers. Portfolio managers, research analysts, and the trading department each evaluate the brokerage, execution, and research services they receive from broker-dealers and independent research providers and make judgments as to the quality of such services. In addition, smaller specialty broker-dealers and independent research providers are targeted to receive a suggested dollar amount of equity business based on an assessment of services they provide, subject to the fiduciary duties of T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore to seek best execution. Actual commissions received by any firm may not reflect such rankings or suggested targets because brokerage business is allocated on the basis of multiple factors considered in seeking best execution. Accordingly, commission business may be less than the ranking or suggested target but may also often exceed such suggestions. T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore do not exclude a broker-dealer from receiving business because the broker-dealer does not provide research services. Price Singapore uses low touch or execution-only brokers where deemed appropriate.

Allocation of brokerage business is monitored on a regularly scheduled basis by appropriate personnel and the Equity Brokerage and Trading Control Committee. The Fixed Income Brokerage and Trading Control Committee provides similar monitoring and oversight with regard to fixed income trading.

Trade Allocation Policies

T. Rowe Price, T. Rowe Price International, and Price Hong Kong have developed written trade allocation guidelines for their trading desks. Generally, when the amount of securities available in a public or initial offering or the secondary markets is insufficient to satisfy the volume or price requirements for the participating client portfolios, the guidelines require a pro-rata allocation based upon the relative sizes of the participating client portfolios or the relative sizes of the participating client orders, depending upon the market involved. In allocating trades made on a combined basis, the trading desks seek to achieve the same net unit price of the securities for each participating client. Because a pro-rata allocation may not always adequately accommodate all facts and circumstances, the guidelines provide for exceptions to allocate trades on an adjusted basis, which may include a system-generated random allocation. For example, adjustments may be made: (i) to eliminate de minimis positions or satisfy minimum denomination requirements; (ii) to give priority to accounts with specialized investment policies and objectives; and (iii) to reallocate in light of a participating portfolio’s characteristics (e.g., available cash, industry or issuer concentration, duration, credit exposure). With respect to any private placement transactions, conditions imposed by the issuer or client may limit availability of allocations to client accounts.

Miscellaneous

The brokerage allocation policies for T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore are generally applied to all of their fully discretionary accounts, which represent a substantial majority of all assets under management. Research services furnished by broker-dealers through which T. Rowe Price, T. Rowe Price International, Price Hong Kong, or Price Singapore effect securities transactions may be used in servicing all accounts (including non-Price Funds) managed by T. Rowe Price, T. Rowe Price International, Price Hong Kong or Price Singapore. Therefore, research services received from broker-dealers that execute transactions for a particular fund will not necessarily be used by T. Rowe Price, T. Rowe Price International, Price Hong Kong, or Price Singapore in connection with the management of that fund. The Price Funds do not allocate business to any broker-dealer on the basis of its sales of the funds’ shares. However, this does not mean that broker-dealers who purchase fund shares for their clients will not receive business from the fund.

Since certain clients of T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore could have similar investment objectives and programs to those of a particular Price Fund, T. Rowe Price, T. Rowe Price International, Price Hong Kong, or Price Singapore may make recommendations to other clients that result in their purchasing or selling securities simultaneously with the fund. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore not to favor one client over another in making recommendations or in placing orders. T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore frequently follow the practice of grouping orders of various clients for execution. Clients should be aware, however, that the grouping of their orders with other clients’ orders may sometimes result in a more favorable price and at other times may result in a less favorable price than if the client orders had not been grouped. Where an aggregate order is executed in a series of transactions at various prices on a given day, each participating client’s proportionate share of such order will reflect the average price paid or received with respect to the total order.

T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore, as applicable, may also include orders on behalf of the Price Funds (including affiliated common trust funds), T. Rowe Price Savings Bank, and not-for-profit entities, T. Rowe Price Foundation, Inc. and the T. Rowe Price Program for Charitable Giving, Inc., in its aggregated orders from time to time.

T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore may give advice and take action for clients, including the Price Funds, which differs from advice given or the timing or nature of action taken for other clients. T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore are not obligated to initiate transactions for clients in any security that their principals, affiliates, or employees may purchase or sell for their own accounts or for other clients.

Purchase and sale transactions may be effected directly among and between non-ERISA client accounts (including affiliated mutual funds), provided no commission is paid to any broker-dealer, the security traded has readily available market quotations, and the transaction is effected at the independent current market price.

The Equity and Fixed Income Brokerage and Trading Control Committees are responsible for developing brokerage policies, monitoring their implementation, and resolving any questions that arise in connection with these policies for T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore.

T. Rowe Price and its affiliated investment advisers have established a general investment policy that they will ordinarily not make additional purchases of a common stock for their clients (including the Price funds) if, as a result of such purchases, 10% or more of the outstanding common stock of the issuer would be held by clients in the aggregate. Approval may be given for aggregate ownership up to 18%, and in certain instances, higher amounts. All aggregate ownership decisions are reviewed by the appropriate oversight committee. For purposes of monitoring both of these limits, securities held by clients and clients of affiliated advisers are included.

Total Brokerage Commissions

For the fiscal years indicated, the total brokerage commissions paid by each fund, including the discounts received by securities dealers in connection with underwritings, and the percentage of these commissions paid to firms which provided research, statistical, or other services to T. Rowe Price, T. Rowe Price International, or Price Hong Kong in connection with the management of each fund that invests in equity securities, are shown below.

Fund	Fiscal Year Ended
	2/28/11%		2/28/10%		2/28/09%
California Tax-Free Bond	$129,000	(a)	$260,000	(a)	$228,000	(a)
California Tax-Free Money	1,000	(a)	0	(a)	8,000	(a)
Floating Rate Multi-Sector Account Portfolio	(b)	(b)	(b)	(b)	(b)	(b)
Georgia Tax-Free Bond	63,000	(a)	161,000	(a)	75,000	(a)
High Yield Multi-Sector Account Portfolio	(b)	(b)	(b)	(b)	(b)	(b)
Investment-Grade Corporate Multi-Sector Account Portfolio	(b)	(b)	(b)	(b)	(b)	(b)
Maryland Short-Term Tax-Free Bond	17,000	(a)	32,000	(a)	36,000	(a)
Maryland Tax-Free Bond	498,000	(a)	517,000	(a)	319,000	(a)
Maryland Tax-Free Money	1,000	(a)	0	(a)	11,000	(a)
Mortgage-Backed Securities Multi-Sector Account Portfolio	(b)	(b)	(b)	(b)	(b)	(b)
New Jersey Tax-Free Bond	113,000	(a)	139,000	(a)	109,000	(a)
New York Tax-Free Bond	77,000	(a)	227,000	(a)	195,000	(a)
New York Tax-Free Money	2,000	(a)	0	(a)	4,000	(a)
Tax-Efficient Equity	19,000	0.0	0	0.0	14,000	1.7
Tax-Exempt Money	1,000	(a)	0	(a)	13,000	(a)
Tax-Free High Yield	933,000	(a)	1,717,000	(a)	1,564,000	(a)
Tax-Free Income	1,495,000	(a)	2,753,000	(a)	1,676,000	(a)

Fund	Fiscal Year Ended
	2/28/11%		2/28/10%		2/28/09%
Tax-Free Short-Intermediate	311,000	(a)	547,000	(a)	283,000	(a)
Virginia Tax-Free Bond	278,000	(a)	715,000	(a)	300,000	(a)

(a) Percentages are not required for funds that do not invest in equity securities.

(b) Prior to commencement of operations.

Fund	Fiscal Year Ended
	5/31/11%		5/31/10%		5/31/09%
Corporate Income	$1,103,000	78.7	$876,000	83.6	$823,000	86.6
Floating Rate	(a)	(a)	(a)	(a)	(a)	(a)
GNMA	71,000	(b)	41,000	(b)	11,000	(b)
TRP Government Reserve Investment	(c)	(c)	(c)	(c)	(c)	(c)
High Yield	37,777,000	80.0	37,151,000	81.0	15,219,000	78.2
Inflation Focused Bond	353,000	(b)	912,000	(b)	345,000	(b)
Inflation Protected Bond	9,000	(b)	10,000	(b)	5,000	(b)
Institutional Core Plus	63,000	70.3	46,000	76.1	38,000	90.5
Institutional Floating Rate	8,475,000	82.3	4,585,000	(b)	1,033,000	(b)
Institutional High Yield	6,153,000	79.3	7,642,000	85.4	2,414,000	76.0
New Income	6,086,000	70.9	5,305,000	84.2	3,102,000	94.9
Personal Strategy Balanced	795,000	3.3	726,000	9.5	957,000	23.6
Personal Strategy Growth	639,000	3.7	678,000	10.2	855,000	26.1
Personal Strategy Income	363,000	2.9	333,000	8.6	636,000	14.2
Prime Reserve	(c)	(c)	(c)	(c)	(c)	(c)
TRP Reserve Investment	(c)	(c)	(c)	(c)	(c)	(c)
Retirement 2005	(c)	(c)	(c)	(c)	(c)	(c)
Retirement 2010	(c)	(c)	(c)	(c)	(c)	(c)
Retirement 2015	(c)	(c)	(c)	(c)	(c)	(c)
Retirement 2020	(c)	(c)	(c)	(c)	(c)	(c)
Retirement 2025	(c)	(c)	(c)	(c)	(c)	(c)
Retirement 2030	(c)	(c)	(c)	(c)	(c)	(c)
Retirement 2035	(c)	(c)	(c)	(c)	(c)	(c)
Retirement 2040	(c)	(c)	(c)	(c)	(c)	(c)
Retirement 2045	(c)	(c)	(c)	(c)	(c)	(c)
Retirement 2050	(c)	(c)	(c)	(c)	(c)	(c)
Retirement 2055	(c)	(c)	(c)	(c)	(c)	(c)
Retirement Income	(c)	(c)	(c)	(c)	(c)	(c)
Short-Term Bond	2,454,000	(b)	2,763,000	(b)	1,262,000	(b)
Strategic Income	289,000	57.4	161,000	64.9	125,000	81.9
U.S. Treasury Intermediate	18,000	(b)	23,000	(b)	58,000	(b)

Fund	Fiscal Year Ended
	5/31/11%		5/31/10%		5/31/09%
U.S. Treasury Long-Term	14,000	(b)	14,000	(b)	39,000	(b)
U.S. Treasury Money	(c)	(c)	(c)	(c)	(c)	(c)

(a) Prior to commencement of operations.

(b) Percentages are not required for funds that do not invest in equity securities.

(c) Not applicable.

Fund	Fiscal Year Ended
	10/31/11%		10/31/10%		10/31/09%
Africa & Middle East	$925,000	35.5	$940,000	38.9	$932,000	1.6
Emerging Europe	904,000	20.0	862,000	24.6	687,000	4.0
Emerging Markets Stock	4,605,000	43.1	4,575,000	38.5	4,855,000	32.5
European Stock	980,000	31.9	1,042,000	26.4	1,227,000	6.7
Global Infrastructure	38,000	20.6	27,000	18.1	(a)	(a)
Global Large-Cap Stock	118,000	35.3	87,000	32.6	130,000	2.6
Global Stock	973,000	33.4	1,127,000	22.4	1,610,000	18.0
Institutional Africa & Middle East	739,000	34.5	364,000	39.6	547,000	1.0
Institutional Concentrated International Equity	9,000	17.1	4,000	8.9	(a)	(a)
Institutional Emerging Markets Equity	821,000	37.4	505,000	36.7	458,000	33.3
Institutional Global Equity	246,000	31.1	282,000	21.8	195,000	26.7
Institutional Global Large-Cap Equity	124,000	35.0	81,000	34.3	312,000	0.5
Institutional International Core Equity	18,000	35.7	2,000	1.5	(a)	(a)
Institutional International Growth Equity	106,000	39.0	94,000	41.0	90,000	27.8
International Discovery	4,108,000	35.5	4,165,000	39.2	3,039,000	29.6
International Equity Index	107,000	1.8	36,000	0.9	344,000	0.2
International Growth & Income	2,956,000	40.4	2,011,000	30.4	1,777,000	10.9
International Stock	10,042,000	40.8	8,578,000	43.6	7,836,000	28.0
Japan	306,000	51.4	270,000	52.2	546,000	59.3
Latin America	2,223,000	31.4	2,589,000	33.7	1,752,000	38.3
New Asia	12,677,000	59.3	9,715,000	56.3	5,776,000	46.5
Overseas Stock	1,666,000	27.5	1,113,000	33.6	700,000	21.8
Summit Cash Reserves	0	(b)	0	(b)	0	(b)
Summit GNMA	11,000	(b)	7,000	(b)	2,000	(b)
Summit Municipal Income	182,000	(b)	392,000	(b)	370,000	(b)
Summit Municipal Intermediate	199,000	(b)	878,000	(b)	634,000	(b)

Fund	Fiscal Year Ended
	10/31/11%		10/31/10%		10/31/09%
Summit Municipal Money Market	0	(b)	0	(b)	4,000	(b)
U.S. Bond Enhanced Index	150,000	(b)	127,000	(b)	217,000	(b)

(a) Prior to commencement of operations.

(b) Percentages are not required for funds that do not invest in equity securities.

Fund	Fiscal Year Ended
	12/31/11%		12/31/10%		12/31/09%
Balanced	$1,265,000	18.4	$1,294,000	5.3	$1,738,000	15.6
Blue Chip Growth	4,984,000	23.1	5,311,000	2.6	8,282,000	35.4
Capital Appreciation	13,979,000	7.5	11,154,000	0.6	17,381,000	9.2
Capital Opportunity	173,000	20.1	153,000	1.8	264,000	13.9
Diversified Mid-Cap Growth	176,000	0.7	49,000	0.3	79,000	0.3
Diversified Small-Cap Growth	56,000	3.6	34,000	0.0	31,000	7.6
Dividend Growth	305,000	21.2	499,000	0.4	363,000	12.5
Emerging Markets Bond	1,000	(b)	6,000	(b)	(a)	(b)
Emerging Markets Bond Multi-Sector Account Portfolio	(c)	(c)	(c)	(c)	(c)	(c)
Emerging Markets Local Currency Bond	0	(b)	(c)	(c)	(c)	(c)
Emerging Markets Local Multi-Sector Account Portfolio	(c)	(c)	(c)	(c)	(c)	(c)
Equity Income	5,232,000	14.7	4,254,000	1.7	5,217,000	17.2
Equity Index 500	720,000	0.2	761,000	0.0	1,617,000	0.3
Extended Equity Market Index	56,000	1.3	51,000	0.0	57,000	0.5
Financial Services	396,000	13.2	901,000	0.2	1,312,000	9.1
Global Real Estate	433,000	12.0	569,000	0.4	328,000	17.8
Global Technology	1,526,000	17.2	992,000	18.4	575,000	18.2
Growth & Income	10,107,000	1.6	5,849,000	6.9	12,917,000	13.2
Growth Stock	8,104,000	20.1	9,070,000	1.8	10,844,000	5.4
Health Sciences	1,415,000	9.1	1,639,000	3.0	2,638,000	0.9
Institutional Emerging Markets Bond	(a)	(b)	(a)	(b)	(a)	(b)
Institutional International Bond	(a)	(b)	(a)	(b)	(a)	(b)
Institutional Large-Cap Core Growth	95,000	22.9	77,000	3.2	94,000	30.9
Institutional Large-Cap Growth	2,187,000	19.9	1,610,000	0.3	1,280,000	8.5
Institutional Large-Cap Value	230,000	15.4	146,000	1.4	193,000	15.0
Institutional Mid-Cap Equity Growth	1,654,000	16.7	555,000	0.9	648,000	9.5
Institutional Small-Cap Stock	554,000	9.3	499,000	1.2	455,000	10.0
Institutional U.S. Structured Research	352,000	19.1	279,000	1.3	200,000	10.8
International Bond	(a)	(b)	(a)	(b)	(a)	(b)
Media & Telecommunications	6,599,000	3.6	5,074,000	3.2	3,025,000	21.9
Mid-Cap Growth	13,732,000	17.5	11,744,000	0.2	16,707,000	8.8

Fund	Fiscal Year Ended
	12/31/11%		12/31/10%		12/31/09%
Mid-Cap Value	8,340,000	23.7	11,430,000	1.4	20,713,000	16.9
New America Growth	1,792,000	12.1	901,000	0.8	1,173,000	13.1
New Era	3,700,000	17.9	2,625,000	8.8	2,571,000	16.3
New Horizons	16,444,000	6.9	13,013,000	1.3	8,728,000	9.9
Real Assets	2,135,000	29.3	903,000	9.8	(c)	(c)
Real Estate	1,061,000	16.9	3,658,000	0.6	4,863,000	7.1
Science & Technology	5,245,000	20.0	4,218,000	2.2	5,789,000	12.9
Small-Cap Stock	6,908,000	9.2	7,812,000	1.3	7,431,000	10.5
Small-Cap Value	1,312,000	9.7	5,206,000	0.1	5,791,000	2.4
Spectrum Growth	(d)	(d)	(d)	(d)	(d)	(d)
Spectrum Income	(d)	(d)	(d)	(d)	(d)	(d)
Spectrum International	(d)	(d)	(d)	(d)	(d)	(d)
Total Equity Market Index	37,000	0.3	38,000	0.0	85,000	0.3
U.S. Large-Cap Core	22,000	2.9	9,000	0.0	7,000	0.8
Value	6,089,000	30.7	7,044,000	1.2	7,069,000	13.2

(a) Less than $1,000.

(b) Percentages are not required for funds that do not invest in equity securities.

(c) Prior to commencement of operations.

(d) Not applicable.

Fund Holdings in Securities of Brokers and Dealers

The following lists the funds’ holdings in securities of its regular brokers and dealers as of the end of the fiscal years indicated.

(Amounts in 000s)

California Tax-Free Bond Fund

	Fiscal Year Ended 2/28/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$2,306

California Tax-Free Money Fund

	Fiscal Year Ended 2/28/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
Barclays Capital	—	$1,400
Wells Fargo	—	1,750

Maryland Tax-Free Money Fund

	Fiscal Year Ended 2/28/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$6,132

New York Tax-Free Bond Fund

	Fiscal Year Ended 2/28/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
Goldman Sachs	—	$1,951

New York Tax-Free Money Fund

	Fiscal Year Ended 2/28/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	—	$5,900
Bank of America Merrill Lynch	—	1,180
Wells Fargo Securities	—	6,500

Tax-Efficient Equity Fund

	Fiscal Year Ended 2/28/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	—	$210
Popular Securities	—	42

Tax-Exempt Money Fund

	Fiscal Year Ended 2/28/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	—	$44,100
Barclays Capital	—	13,325
Bank of America Merrill Lynch	—	45,013
Wells Fargo Securities	—	44,295

Tax-Free High Yield Fund

	Fiscal Year Ended 2/28/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$5,806
Goldman Sachs	—	26,629

Tax-Free Short-Intermediate Fund

	Fiscal Year Ended 2/28/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
Goldman Sachs	—	$14,863

Corporate Income Fund

	Fiscal Year Ended 5/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	—	$18,093
Bank of America Merrill Lynch	—	24,287
Citigroup Global Markets, Inc.	—	19,184
Barclays Capital	—	4,482
Goldman Sachs & Co.	—	20,925
Morgan Stanley & Co Inc.	—	19,799
Wells Fargo Securities	—	7,835
CS First Boston Corp.	—	3,163
Deutsche Bank Securities	—	570

GNMA Fund

	Fiscal Year Ended 5/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	—	$22,884
Greenwich Capital Markets	—	3,465
Morgan Stanley & Co Inc.	—	11,469
UBS Securities, Inc.	—	5,478
CS First Boston Corp.	—	7,960
Wells Fargo Securities	—	2,542

TRP Government Reserve Investment Fund

	Fiscal Year Ended 5/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
CS First Boston Corp.	—	$122,429
Barclays Capital	—	100,000
Bank of America Merrill Lynch	—	159,356
HSBC Securities Inc.	—	50,000
JPMorgan Chase	—	102,664
Citigroup Global Markets, Inc.	—	150,000
UBS Securities, Inc.	—	120,000
Morgan Stanley & Co Inc.	—	137,578
Goldman Sachs & Co.	—	25,837

High Yield Fund

	Fiscal Year Ended 5/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$18,600

Inflation Focused Bond Fund

	Fiscal Year Ended 5/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$12,103
UBS Securities, Inc.	—	22,118
Citigroup Global Markets, Inc.	—	25,630
Barclays Capital	—	9,890
Greenwich Capital Markets	—	6,322
Morgan Stanley & Co. Inc.	—	31,943
HSBC Securities Inc.	—	7,698
CS First Boston Corp.	—	4,081
Deutsche Bank Securities	—	8,881
Goldman Sachs & Co.	—	20,897
JPMorgan Chase	—	142,665

Inflation Protected Bond Fund

	Fiscal Year Ended 5/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$1,015
CS First Boston Corp.	—	1,899
JPMorgan Chase	—	1,029

Institutional Core Plus Fund

	Fiscal Year Ended 5/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	—	$3,122
Bank of America Merrill Lynch	—	3,132
CS First Boston Corp.	—	421
Deutsche Bank	—	622
Morgan Stanley & Co Inc.	—	3,388
Barclays Capital	—	224
Citigroup Global Markets, Inc.	—	1,717
Goldman Sachs & Co.	—	1,483
UBS Securities	—	381
Wells Fargo Securities	—	523

Institutional High Yield Fund

	Fiscal Year Ended 5/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$2,842

New Income Fund

	Fiscal Year Ended 5/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	—	$260,517
Citigroup Global Markets, Inc.	—	141,681
Bank of America Merrill Lynch	—	187,786
Morgan Stanley & Co Inc.	—	346,891
Barclays Capital	—	28,232
Goldman Sachs & Co.	—	190,557
Wells Fargo Securities	—	50,947
Greenwich Capital Markets	—	11,696
HSBC Securities Inc.	—	44,070
CS First Boston Corp.	—	74,325
BNP Paribas Securities	—	13,982

Personal Strategy Balanced Fund

	Fiscal Year Ended 5/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
CS First Boston Corp.	$1,648	$2,705
Bank of America Merrill Lynch	4,688	8,228
Citigroup Global Markets, Inc.	2,364	3,875
Morgan Stanley & Co Inc.	3,711	5,893
JPMorgan Chase	11,774	7,487
Goldman Sachs & Co.	3,195	3,520
Deutsche Bank	1,060	676
UBS Investment Bank	—	2,092
Barclays Capital	1,936	613
BNP Paribas Securities	2,206	384

Personal Strategy Growth Fund

	Fiscal Year Ended 5/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
CS First Boston Corp.	$1,574	$2,333
Bank of America Merrill Lynch	4,385	2,937
Citigroup Global Markets, Inc.	2,184	1,008
Morgan Stanley & Co Inc.	3,481	1,495
JPMorgan Chase	10,879	2,067
Goldman Sachs & Co.	2,885	1,152
Deutsche Bank	1,001	—
UBS Investment Bank	—	1,132
Barclays Capital	1,818	235
BNP Paribas Securities	2,085	123

Personal Strategy Income Fund

	Fiscal Year Ended 5/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
CS First Boston Corp.	$674	$2,132
Bank of America Merrill Lynch	1,903	5,451
Citigroup Global Markets, Inc.	936	3,398
Morgan Stanley & Co. Inc.	1,503	4,257
JPMorgan Chase	4,700	5,225
Goldman Sachs & Co.	1,281	2,430
Deutsche Bank	442	—
BNP Paribas Securities	900	266
UBS Investment Bank	—	2,371
Barclays Capital	787	495
Deutsche Bank Securities	—	1,353

Prime Reserve Fund

	Fiscal Year Ended 5/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	—	$72,829
Barclays Capital	—	50,000
CS First Boston Corp.	—	4,302

Reserve Investment Fund

	Fiscal Year Ended 5/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
CS First Boston Corp.	—	$130,557
Barclays Capital	—	265,000
Bank of America Merrill Lynch	—	50,785
JPMorgan Chase	—	6,190
Citigroup Global Markets, Inc.	—	100,220
Deutsche Bank Securities	—	400,000
UBS Securities, Inc.	—	180,000
HSBC Securities Inc.	—	325,000
Morgan Stanley & Co. Inc.	—	256,129
Goldman Sachs & Co.	—	398,826

Short-Term Bond Fund

	Fiscal Year Ended 5/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
Goldman Sachs & Co.	—	$84,757
JPMorgan Chase	—	94,977
Bank of America Merrill Lynch	—	47,783
Barclays Capital	—	33,073
Morgan Stanley & Co Inc.	—	91,791
CS First Boston Corp.	—	16,378
Citigroup Global Markets, Inc.	—	80,187
Deutsche Bank Securities	—	23,380
UBS Securities, Inc.	—	50,969
Greenwich Capital Markets	—	7,244

Strategic Income Fund

	Fiscal Year Ended 5/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
Goldman Sachs & Co.	—	$1,310
BNP Paribas Securities	—	406
Bank Of America Merrill Lynch	—	2,720
Deutsche Bank Securities	—	640
HSBC Securities Inc.	—	741
JPMorgan Chase	—	2,805
CS First Boston Corp.	—	548
Barclays Capital	—	705
Citigroup Global Markets, Inc.	—	2,399
Morgan Stanley & Co. Inc.	—	3,112
Wells Fargo Securities	$640	306

U.S. Treasury Money Fund

	Fiscal Year Ended 5/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	—	$15,062
HSBC Securities Inc.	—	175,000
Barclays Capital	—	133,000
UBS Securities, Inc.	—	100,000
BNP Paribas Securities	—	150,000
Bank of America Merrill Lynch	—	125,569
Morgan Stanley & Co. Inc.	—	154,575
Citigroup Global Markets, Inc.	—	151,821

Africa & Middle East Fund

	Fiscal Year Ended 10/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
Morgan Stanley & Co Inc.	$5,994	—
HSBC Brokerage	12,835	—
Deutsche Bank	6,655	—
Citigroup Global Markets, Inc.	5,088	—

European Stock Fund

	Fiscal Year Ended 10/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
HSBC Brokerage	$12,669
CS First Boston Corp.	—	$856
Deutsche Bank Securities	—	1,146

Global Large-Cap Stock Fund

	Fiscal Year Ended 10/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
Goldman Sachs	$438	—
JPMorgan Chase	793	—
CS First Boston Corp.	374	—
Citigroup Global Markets, Inc.	227	—

Global Stock Fund

	Fiscal Year Ended 10/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
Deutsche Bank Securities	—	$185
JPMorgan Chase	$21,725	—
CS First Boston Corp.	—	139
Goldman Sachs	18,076	—

Institutional Africa & Middle East Fund

	Fiscal Year Ended 10/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
Morgan Stanley & Co Inc.	$4,264	—
Citigroup Global Markets, Inc.	3,668	—
Deutsche Bank Securities	4,812	—
HSBC Brokerage	9,140	—

Institutional Concentrated International Equity Fund

	Fiscal Year Ended 10/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
HSBC Brokerage	$169	—

Institutional Global Equity Fund

	Fiscal Year Ended 10/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	$5,728	—
Goldman Sachs	4,776	—

Institutional Global Large-Cap Equity Fund

	Fiscal Year Ended 10/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	$744	—
CS First Boston Corp.	361	—
Citigroup Global Markets, Inc.	221	—
Goldman Sachs	421	—

Institutional International Core Equity Fund

	Fiscal Year Ended 10/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
Credit Suisse Group	$354	—
Deutsche Bank	319	—

Institutional International Growth Equity Fund

	Fiscal Year Ended 10/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
Credit Suisse Group	$912	—
HSBC Brokerage	620	—

International Discovery Fund

	Fiscal Year Ended 10/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
CS First Boston Corp.	—	$9,445
Deutsche Bank Securities	—	12,646

International Equity Index Fund

	Fiscal Year Ended 10/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
Deutsche Bank Securities	$1,171	$773
UBS Investment Bank	1,449	—
Barclays Capital	1,140	—
CS First Boston Corp.	1,048	578
Mizuho International Pln, London	995	—
Nomura Securities Intl	425	—

International Growth & Income Fund

	Fiscal Year Ended 10/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
CS First Boston Corp.	$43,322	$4,049
Macquarie Equities USA	21,705	—
Deutsche Bank	30,483	5,421
HSBC Brokerage	35,114	—

International Stock Fund

	Fiscal Year Ended 10/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
Deutsche Bank Securities	—	$7,336
CS First Boston Corp.	$94,781	5,479
HSBC Brokerage	62,615	—

Japan Fund

	Fiscal Year Ended 10/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
CS First Boston Corp.	—	$819
Deutsche Bank Securities	—	1,097

Latin America Fund

	Fiscal Year Ended 10/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
Deutsche Bank Securities	—	$1,517
CS First Boston Corp.	—	1,133

New Asia Fund

	Fiscal Year Ended 10/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
CS First Boston Corp.	—	$4,029
Deutsche Bank Securities	—	5,394

Overseas Stock Fund

	Fiscal Year Ended 10/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
CS First Boston Corp.	$19,628	$6,688
Deutsche Bank	18,866	8,954
Macquarie Equities USA	14,495	—

Summit Cash Reserves Fund

	Fiscal Year Ended 10/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	—	$239,599
Morgan Stanley & Co Inc.	—	63,057
BNP Paribas Securities	—	25,002

Summit GNMA Fund

	Fiscal Year Ended 10/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	—	$1,847
Morgan Stanley & Co Inc.	—	665
Citigroup Global Markets, Inc.	—	813
Greenwich Capital Markets	—	40
Bank of America Merrill Lynch	—	182
CS First Boston Corp.	—	1,268
Deutsche Bank Securities	—	813

Summit Municipal Money Market Fund

	Fiscal Year Ended 10/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	—	$11,370
Barclays Capital	—	4,660
Wells Fargo Securities	—	18,510

Summit Municipal Intermediate Fund

	Fiscal Year Ended 10/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	—	$13,770
Goldman Sachs & Co.	—	8,781
Wells Fargo Securities	—	2,500

U.S. Bond Index Fund

	Fiscal Year Ended 10/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	—	$10,912
Morgan Stanley & Co Inc.	—	16,708
Citigroup Global Markets, Inc.	—	9,928
Bank of America Merrill Lynch	—	9,370
Deutsche Bank Securities	—	2,920
Barclays Capital	—	837
Greenwich Capital Markets	—	1,591
Wells Fargo Securities	—	579
BNP Paribas Securities	—	401
CS First Boston Corp.	—	2,825
Goldman Sachs & Co.	—	8,445

Balanced Fund

	Fiscal Year Ended 12/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$4,370	$7,071
Goldman Sachs	3,020	3,715
J.P. Morgan Chase	15,575	11,454
CS First Boston Corp.	2,215	3,722
Morgan Stanley & Co Inc.	5,081	5,225
Citigroup	5,614	11,671
Deutsche Bank Securities	2,511	8,902
Barclays Capital	4,590	1,078
UBS Financial Services	—	1,762

Blue Chip Growth Fund

	Fiscal Year Ended 12/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
J.P. Morgan Chase	$20,505	—
Goldman Sachs	2,252	—
Wells Fargo Van Kasper	14,960	—

Capital Appreciation Fund

	Fiscal Year Ended 12/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
J.P. Morgan Chase	$122,593	—
Wells Fargo Van Kasper	56,162	—

Capital Opportunity Fund

	Fiscal Year Ended 12/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
J.P. Morgan Chase	$3,767	—
Bank of America Merrill Lynch	995	—
Goldman Sachs	1,004	—
Morgan Stanley & Co Inc.	918	—
Citigroup Global Markets, Inc.	1,770	—

Dividend Growth Fund

	Fiscal Year Ended 12/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
J.P. Morgan Chase	$24,047	—
Goldman Sachs	5,561	—
Wells Fargo Van Kasper	33,852	—
Morgan Stanley & Co Inc.	3,118	—

Emerging Markets Bond Fund

	Fiscal Year Ended 12/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
VTB Capital	—	$5,449

Equity Income Fund

	Fiscal Year Ended 12/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
Morgan Stanley & Co Inc.	$57,307	—
J.P. Morgan Chase	486,487	—
Bank of America Merrill Lynch	137,337	—
Suntrust Robinson Humphrey	128,603	—

Equity Index 500 Fund

	Fiscal Year Ended 12/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
Goldman Sachs	$52,081	—
Citigroup Global Markets, Inc.	89,985	—
Morgan Stanley & Co Inc.	26,267	—
Bank of America Merrill Lynch	65,647	—
J.P. Morgan Chase	147,797	—

Extended Equity Market Index Fund

	Fiscal Year Ended 12/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
Investment Technology (ITG)	$104	—

Financial Services Fund

	Fiscal Year Ended 12/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
J.P. Morgan Chase	$14,567	—
Bank of America Merrill Lynch	1,836	—
Morgan Stanley & Co Inc.	8,290	—
Goldman Sachs	4,087	—
Citigroup Global Markets, Inc.	7,464	—

Growth & Income Fund

	Fiscal Year Ended 12/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$2,370	—
Morgan Stanley & Co Inc.	2,932	—
Goldman Sachs	4,395	—
Suntrust Robinson Humphrey	5,034	—
J.P. Morgan Chase	14,816	—

Institutional International Bond Fund

	Fiscal Year Ended 12/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
J.P. Morgan Chase	—	$313
Deutsche Bank Securities	—	92
Goldman Sachs	—	597
HSBC Securities Inc.	—	913
Bank of America Merrill Lynch	—	572
CS First Boston Corp.	—	280
Citigroup Global Markets, Inc.	—	759
Morgan Stanley & Co Inc.	—	497
Barclays Capital	—	647
UBS Financial Services	—	308

Institutional Large-Cap Core Growth Fund

	Fiscal Year Ended 12/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
Goldman Sachs	$63	—
J.P. Morgan Chase	469	—

Institutional Large-Cap Value Fund

	Fiscal Year Ended 12/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
Morgan Stanley & Co Inc.	$11,423	—
Bank of America Merrill Lynch	8,117	—
J.P. Morgan Chase	19,302	—
Goldman Sachs	3,075	—

Institutional U.S. Structured Research Fund

	Fiscal Year Ended 12/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
Morgan Stanley & Co Inc.	$1,648	—
Bank of America Merrill Lynch	1,785	—
J.P. Morgan Chase	6,766	—
Citigroup Global Markets, Inc.	3,174	—
Goldman Sachs	1,858	—

International Bond Fund

	Fiscal Year Ended 12/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
J.P. Morgan Chase	—	$14,362
Deutsche Bank Securities	—	3,955
HSBC Securities Inc.	—	29,334
CS First Boston Corp.	—	12,888
Goldman Sachs	—	19,679
Bank of America Merrill Lynch	—	12,178
Citigroup Global Markets, Inc.	—	23,928
Barclays Capital	—	40,962
Morgan Stanley & Co Inc.	—	17,250
UBS Financial Services	—	8,655

New America Growth Fund

	Fiscal Year Ended 12/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
Goldman Sachs	$11,756	—

Small-Cap Stock Fund

	Fiscal Year Ended 12/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
Piper Jaffray	$7,997	—

Small-Cap Value Fund

	Fiscal Year Ended 12/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
Stifel Nicolaus	$23,797	—

Total Equity Market Index Fund

	Fiscal Year Ended 12/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
Goldman Sachs	$1,715	—
Citigroup Global Markets, Inc.	2,897	—
Morgan Stanley & Co Inc.	858	—
Bank of America Merrill Lynch	2,092	—
J.P. Morgan Chase	4,870	—
Investment Technology (ITG)	70	—

U.S. Large-Cap Core Fund

	Fiscal Year Ended 12/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
J.P. Morgan Chase	$534	—
Wells Fargo Securities	684	—

Value Fund

	Fiscal Year Ended 12/31/11
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$74,699	—
Citigroup Global Markets, Inc.	75,702	—
Morgan Stanley & Co Inc.	95,092	—
Goldman Sachs	33,459	—
J.P. Morgan Chase	234,080	—

Portfolio Turnover

The portfolio turnover rates for the funds (if applicable) for the fiscal years indicated are as follows:

Fund	Fiscal Year Ended
	2/28/11	2/28/10	2/28/09
California Tax-Free Bond	15.3%	16.1%	22.5%
California Tax-Free Money	(a)	(a)	(a)
Floating Rate Multi-Sector Account Portfolio	(b)	(b)	(b)
Georgia Tax-Free Bond	21.4	10.8	28.2
High Yield Multi-Sector Account Portfolio	(b)	(b)	(b)
Investment-Grade Corporate Multi-Sector Account Portfolio	(b)	(b)	(b)
Maryland Short-Term Tax-Free Bond	31.4	19.8	23.0
Maryland Tax-Free Bond	15.3	7.9	21.9
Maryland Tax-Free Money	(a)	(a)	(a)
Mortgage-Backed Securities Multi-Sector Account Portfolio	(b)	(b)	(b)
New Jersey Tax-Free Bond	18.6	10.4	12.5
New York Tax-Free Bond	15.2	10.3	21.3
New York Tax-Free Money	(a)	(a)	(a)
Tax-Efficient Equity	38.7	67.6	35.5
Tax-Exempt Money	(a)	(a)	(a)
Tax-Free High Yield	24.0	16.5	28.7
Tax-Free Income	15.1	16.7	41.4
Tax-Free Short-Intermediate	18.5	7.8	24.9
Virginia Tax-Free Bond	21.9	14.1	27.1

(a) Money funds are not required to show portfolio turnover.

(b) Prior to commencement of operations.

Fund	Fiscal Year Ended
	5/31/11	5/31/10	5/31/09
Corporate Income	57.1%	37.7%	36.3%
GNMA	225.7 (a)	79.0	108.3
Floating Rate	(b)	(b)	(b)
TRP Government Reserve Investment	(c)	(c)	(c)

Fund	Fiscal Year Ended
	5/31/11		5/31/10	5/31/09
High Yield	75.4		81.8	54.4
Inflation Focused Bond	57.2		53.2	26.7
Inflation Protected Bond	18.0		11.2	33.6
Institutional Core Plus	121.5		89.8	92.7
Institutional Floating Rate	67.6		95.8	74.8
Institutional High Yield	77.6		89.7	46.4
New Income	110.7		69.0	81.5
Personal Strategy Balanced	55.1		44.4	62.4
Personal Strategy Growth	49.0		44.1	55.7
Personal Strategy Income	56.3		43.9	67.1
Prime Reserve	(c)		(c)	(c)
TRP Reserve Investment	(c)		(c)	(c)
Retirement 2005	17.5		18.2	37.0
Retirement 2010	19.0		19.5	26.6
Retirement 2015	15.2		15.1	24.2
Retirement 2020	15.6		14.0	18.0
Retirement 2025	16.7		10.6	17.3
Retirement 2030	16.2		8.5	12.4
Retirement 2035	17.1	(d)	6.9	10.8
Retirement 2040	15.9	(d)	6.6	9.7
Retirement 2045	16.8		8.5	11.9
Retirement 2050	22.8	(d)	8.1	8.0
Retirement 2055	27.4	(d)	11.2	19.0
Retirement Income	12.5		13.7	31.8
Short-Term Bond	71.9	(e)	27.9	32.0
Strategic Income	70.0		112.2	88.6
U.S. Treasury Intermediate	32.8		37.2	101.5
U.S. Treasury Long-Term	43.1		33.3	84.1
U.S. Treasury Money	(c)		(c)	(c)

(a) The increase in the fund’s turnover rate was primarily due to an increased focus on purchasing mortgage-backed securities through the “to-be-announced” (TBA) market. To the extent the fund entered into dollar roll transactions, such transactions were accounted for as both purchases and sales, which also had the effect of increasing the fund’s portfolio turnover rate.

(b) Prior to commencement of operations.

(c) Money funds are not required to show portfolio turnover.

(d) The increase in the fund’s turnover rate was primarily due to reallocations resulting from the addition of a new underlying fund.

(e) The increase in the fund’s turnover rate was in response to market conditions and primarily due to an increased focus on mortgage-backed securities.

Fund	Fiscal Year Ended
	10/31/11		10/31/10	10/31/09
Africa & Middle East	65.9%		91.2%	93.2%
Emerging Europe	21.7		27.7	39.7
Emerging Markets Stock	18.6		26.6	37.0
European Stock	57.6		61.1	88.3
Global Infrastructure	30.9		18.6	(a)
Global Large-Cap Stock	133.0		120.9	122.0	(b)
Global Stock	71.4		83.3	90.2
Institutional Africa & Middle East	97.0		83.6	121.7	(b)
Institutional Concentrated International Equity	128.3	(b)	14.5	(a)
Institutional Emerging Markets Equity	24.3		21.6	43.5
Institutional Global Equity	82.4		88.7	91.1
Institutional Global Large-Cap Equity	138.3		107.7	128.5	(b)
Institutional International Core Equity	15.2		2.8	(a)
Institutional International Growth Equity	52.0		63.8	61.4
International Discovery	49.3		54.8	64.5
International Equity Index	30.0		12.8	23.4
International Growth & Income	26.3		31.3	16.6
International Stock	43.0		54.8	65.0
Japan	72.1		62.0	121.5
Latin America	14.8		14.1	21.2
New Asia	68.1		49.4	59.6
Overseas Stock	16.7		24.8	20.9
Summit Cash Reserves	(c)		(c)	(c)
Summit GNMA	237.0	(d)	112.1	61.0
Summit Municipal Income	21.0		12.1	25.1
Summit Municipal Intermediate	17.0		8.2	8.9
Summit Municipal Money Market	(c)		(c)	(c)
U.S. Bond Enhanced Index	96.6		33.9	25.7

(a) Prior to commencement of operations.

(b) The increase in the fund’s portfolio turnover rate was due to the fund only being in operation for a portion of its prior fiscal year.

(c) Money funds are not required to show portfolio turnover.

(d) The increase in the fund’s turnover rate was primarily due to an increased focus on purchasing mortgage-backed securities through the “to-be-announced” (TBA) market. To the extent the fund entered into dollar roll transactions, such transactions were accounted for as both purchases and sales, which also had the effect of increasing the fund’s portfolio turnover rate.

Fund	Fiscal Year Ended
	12/31/11	12/31/10	12/31/09
Balanced	57.9%	44.5%	43.1%
Blue Chip Growth	44.2	46.8	60.0
Capital Appreciation	81.3	66.3	86.0
Capital Opportunity	36.6	37.6	43.2
Diversified Mid-Cap Growth	42.1	27.5	31.3
Diversified Small-Cap Growth	16.9	18.5	27.7
Dividend Growth	10.4	15.9	14.3
Emerging Markets Bond	50.1	35.3	37.0
Emerging Markets Bond Multi-Sector Account Portfolio	(a)	(a)	(a)
Emerging Markets Local Currency Bond	49.6	(a)	(a)
Emerging Markets Local Multi-Sector Account Portfolio	(a)	(a)	(a)
Equity Income	15.3	12.4	13.5
Equity Index 500	5.5	8.2	4.8
Extended Equity Market Index	18.9	14.2	18.2
Financial Services	40.0	55.7	83.5
Global Real Estate	8.2	6.5	12.4
Global Technology	110.5	135.3	109.9
Growth & Income	9.0	7.5	17.7
Growth Stock	29.5	42.2	59.0
Health Sciences	23.3	36.4	33.4
Institutional Emerging Markets Bond	49.9	57.6	31.3
Institutional International Bond	49.5	82.2	68.6
Institutional Large-Cap Core Growth	36.6	44.8	60.2
Institutional Large-Cap Growth	57.6	60.1	60.9
Institutional Large-Cap Value	19.3	16.6	15.3
Institutional Mid-Cap Equity Growth	38.3	36.7	45.1
Institutional Small-Cap Stock	22.3	28.9	36.9
Institutional U.S. Structured Research	47.8	40.5	41.2
International Bond	35.7	61.5	57.6
Media & Telecommunications	41.1	41.8	68.9
Mid-Cap Growth	30.6	30.1	30.7
Mid-Cap Value	53.6	46.4	58.1
New America Growth	32.1	60.3	67.7
New Era	26.5	26.7	20.5
New Horizons	43.7	46.1	26.6
Real Assets	30.0	12.5	(a)
Real Estate	4.9	12.8	19.5
Science & Technology	77.4	68.3	110.9
Small-Cap Stock	23.7	19.5	28.2

Fund	Fiscal Year Ended
	12/31/11	12/31/10	12/31/09
Small-Cap Value	5.5	11.7	7.8
Spectrum Growth	13.0	7.4	10.3
Spectrum Income	14.7	13.4	16.0
Spectrum International	8.2	8.7	15.7
Total Equity Market Index	6.2	8.1	9.0
U.S. Large-Cap Core	74.0	60.7	37.1
Value	53.0	29.5	20.2

(a) Prior to commencement of operations.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 100 East Pratt Street, Suite 1900, Baltimore, Maryland 21202, is the independent registered public accounting firm to the funds.

The financial statements and Report of Independent Registered Public Accounting Firm of the funds included in each fund’s annual report are incorporated into this SAI by reference. A copy of the annual report of each fund with respect to which an inquiry is made will accompany this SAI.

The following financial statements are provided in accordance with the Investment Company Act of 1940, which requires a registered investment company to have a net worth of at least $100,000.

||RP||

T. ROWE PRICE EMERGING MARKETS BOND MULTI-SECTOR ACCOUNT PORTFOLIO
February 9, 2012

STATEMENT OF ASSETS AND LIABILITIES

Assets

Cash	$100,000

NET ASSETS	$100,000

OFFERING AND REDEMPTION PRICE	$10.00

Net Assets Consist of:
Paid-in-capital applicable to 10,000 shares of $0.0001
par value capital stock outstanding; 1,000,000,000
shares of the corporation authorized	$100,000

The accompanying notes are an integral part of this financial statement.

T. ROWE PRICE EMERGING MARKETS BOND MULTI-SECTOR ACCOUNT PORTFOLIO

NOTE TO FINANCIAL STATEMENTS

T. Rowe Price Multi-Sector Account Portfolios, Inc. (the corporation), was organized on October 13, 2011, as a Maryland corporation and is registered under the Investment Company Act of 1940. The Emerging Markets Bond Multi-Sector Account Portfolio (the fund), is a non-diversified, open-end management company, and is one of the series portfolios established by the corporation. The fund will be available for investment only to institutional accounts managed by T. Rowe Price Associates, Inc., and will not be available for direct purchase by members of the public. Through February 9, 2012, the fund had no operations other than those matters related to organization and registration as an investment company, the registration of shares for sale under the Securities Act of 1933, and the sale of 10,000 shares of the corporation at $10.00 per share on February 8, 2012, to T. Rowe Price Associates, Inc., via share exchange from a T. Rowe Price money market mutual fund. The exchange was settled in the ordinary course of business on February 9, 2012, with the transfer of $100,000 cash.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by management. Management believes that estimates are appropriate; however, actual results may differ from those estimates.

Federal Income Taxes The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

NOTE 2 – RELATED PARTIES

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and Price Associates provides for no investment management fee; however, the manager will earn fees from managing the institutional accounts invested in the fund. Further, the manager will be required to bear all expenses of the fund, including custody expenses in excess of a specified custody fee limitation but excluding interest and borrowing-related charges, taxes, brokerage commissions, and extraordinary expenses. The agreement provides that the fund will bear custody expenses up to the custody fee limitation, equal to 0.025% of the fund’s average net assets. Accordingly, all costs related to organization and offering of the fund are borne by the manager.

Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries will provide shareholder servicing and administrative, transfer and dividend disbursing, accounting, and certain other services to the fund.

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO
February 9, 2012

STATEMENT OF ASSETS AND LIABILITIES

Assets

Cash	$100,000

NET ASSETS	$100,000

OFFERING AND REDEMPTION PRICE	$10.00

Net Assets Consist of:
Paid-in-capital applicable to 10,000 shares of $0.0001
par value capital stock outstanding; 1,000,000,000
shares of the corporation authorized	$100,000

The accompanying notes are an integral part of this financial statement.

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

NOTE TO FINANCIAL STATEMENTS

T. Rowe Price Multi-Sector Account Portfolios, Inc. (the corporation), was organized on October 13, 2011, as a Maryland corporation and is registered under the Investment Company Act of 1940. The Emerging Markets Local Multi-Sector Account Portfolio (the fund), is a non-diversified, open-end management company and is one of the series portfolios established by the corporation. The fund will be available for investment only to institutional accounts managed by T. Rowe Price Associates, Inc., and will not be available for direct purchase by members of the public. Through February 9, 2012, the fund had no operations other than those matters related to organization and registration as an investment company, the registration of shares for sale under the Securities Act of 1933, and the sale of 10,000 shares of the corporation at $10.00 per share on February 8, 2012, to T. Rowe Price Associates, Inc., via share exchange from a T. Rowe Price money market mutual fund. The exchange was settled in the ordinary course of business on February 9, 2012, with the transfer of $100,000 cash.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by management. Management believes that estimates are appropriate; however, actual results may differ from those estimates.

Federal Income Taxes The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

NOTE 2 – RELATED PARTIES

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. Price Associates has entered into a sub-advisory agreement with T. Rowe Price International Ltd, a wholly owned subsidiary of Price Associates, to provide investment advisory services to the fund.

The investment management agreement between the fund and Price Associates provides for no investment management fee; however, the manager will earn fees from managing the institutional accounts invested in the fund. Further, the manager will be required to bear all expenses of the fund, including custody expenses in excess of a specified custody fee limitation but excluding interest and borrowing-related charges, taxes, brokerage commissions, and extraordinary expenses. The agreement provides that the fund will bear custody expenses up to the custody fee limitation, equal to 0.025% of the fund’s average net assets. Accordingly, all costs related to organization and offering of the fund are borne by the manager.

Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries will provide shareholder servicing and administrative, transfer and dividend disbursing, accounting, and certain other services to the fund.

T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO
February 9, 2012

STATEMENT OF ASSETS AND LIABILITIES

Assets

Cash	$100,000

NET ASSETS	$100,000

OFFERING AND REDEMPTION PRICE	$10.00

Net Assets Consist of:
Paid-in-capital applicable to 10,000 shares of $0.0001
par value capital stock outstanding; 1,000,000,000
shares of the corporation authorized	$100,000

The accompanying notes are an integral part of this financial statement.

T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

NOTE TO FINANCIAL STATEMENTS

T. Rowe Price Multi-Sector Account Portfolios, Inc. (the corporation), was organized on October 13, 2011, as a Maryland corporation and is registered under the Investment Company Act of 1940. The Floating Rate Multi-Sector Account Portfolio (the fund), is a diversified, open-end management company and is one of the series portfolios established by the corporation. The fund will be available for investment only to institutional accounts managed by T. Rowe Price Associates, Inc., and will not be available for direct purchase by members of the public. Through February 9, 2012, the fund had no operations other than those matters related to organization and registration as an investment company, the registration of shares for sale under the Securities Act of 1933, and the sale of 10,000 shares of the corporation at $10.00 per share on February 8, 2012, to T. Rowe Price Associates, Inc., via share exchange from a T. Rowe Price money market mutual fund. The exchange was settled in the ordinary course of business on February 9, 2012, with the transfer of $100,000 cash.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by management. Management believes that estimates are appropriate; however, actual results may differ from those estimates.

Federal Income Taxes The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

NOTE 2 – RELATED PARTIES

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and Price Associates provides for no investment management fee; however, the manager will earn fees from managing the institutional accounts invested in the fund. Further, the manager will be required to bear all expenses of the fund, including custody expenses in excess of a specified custody fee limitation but excluding interest and borrowing-related charges, taxes, brokerage commissions, and extraordinary expenses. The agreement provides that the fund will bear custody expenses up to the custody fee limitation, equal to 0.01% of the fund’s average net assets. Accordingly, all costs related to organization and offering of the fund are borne by the manager.

Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries will provide shareholder servicing and administrative, transfer and dividend disbursing, accounting, and certain other services to the fund.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO
February 9, 2012

STATEMENT OF ASSETS AND LIABILITIES

Assets

Cash	$100,000

NET ASSETS	$100,000

OFFERING AND REDEMPTION PRICE	$10.00

Net Assets Consist of:
Paid-in-capital applicable to 10,000 shares of $0.0001
par value capital stock outstanding; 1,000,000,000
shares of the corporation authorized	$100,000

The accompanying notes are an integral part of this financial statement.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

NOTE TO FINANCIAL STATEMENTS

T. Rowe Price Multi-Sector Account Portfolios, Inc. (the corporation), was organized on October 13, 2011, as a Maryland corporation and is registered under the Investment Company Act of 1940. The High Yield Multi-Sector Account Portfolio (the fund), is a diversified, open-end management company and is one of the series portfolios established by the corporation. The fund will be available for investment only to institutional accounts managed by T. Rowe Price Associates, Inc., and will not be available for direct purchase by members of the public. Through February 9, 2012, the fund had no operations other than those matters related to organization and registration as an investment company, the registration of shares for sale under the Securities Act of 1933, and the sale of 10,000 shares of the corporation at $10.00 per share on February 8, 2012, to T. Rowe Price Associates, Inc., via share exchange from a T. Rowe Price money market mutual fund. The exchange was settled in the ordinary course of business on February 9, 2012, with the transfer of $100,000 cash.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by management. Management believes that estimates are appropriate; however, actual results may differ from those estimates.

Federal Income Taxes The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

NOTE 2 – RELATED PARTIES

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and Price Associates provides for no investment management fee; however, the manager will earn fees from managing the institutional accounts invested in the fund. Further, the manager will be required to bear all expenses of the fund, including custody expenses in excess of a specified custody fee limitation but excluding interest and borrowing-related charges, taxes, brokerage commissions, and extraordinary expenses. The agreement provides that the fund will bear custody expenses up to the custody fee limitation, equal to 0.01% of the fund’s average net assets. Accordingly, all costs related to organization and offering of the fund are borne by the manager.

Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries will provide shareholder servicing and administrative, transfer and dividend disbursing, accounting, and certain other services to the fund.

T. ROWE PRICE INVESTMENT-GRADE CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO
February 9, 2012

STATEMENT OF ASSETS AND LIABILITIES

Assets

Cash	$100,000

NET ASSETS	$100,000

OFFERING AND REDEMPTION PRICE	$10.00

Net Assets Consist of:
Paid-in-capital applicable to 10,000 shares of $0.0001
par value capital stock outstanding; 1,000,000,000
shares of the corporation authorized	$100,000

The accompanying notes are an integral part of this financial statement.

T. ROWE PRICE INVESTMENT-GRADE CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

NOTE TO FINANCIAL STATEMENTS

T. Rowe Price Multi-Sector Account Portfolios, Inc. (the corporation), was organized on October 13, 2011, as a Maryland corporation and is registered under the Investment Company Act of 1940. The Investment-Grade Corporate Multi-Sector Account Portfolio (the fund), is a diversified, open-end management company and is one of the series portfolios established by the corporation. The fund will be available for investment only to institutional accounts managed by T. Rowe Price Associates, Inc., and will not be available for direct purchase by members of the public. Through February 9, 2012, the fund had no operations other than those matters related to organization and registration as an investment company, the registration of shares for sale under the Securities Act of 1933, and the sale of 10,000 shares of the corporation at $10.00 per share on February 8, 2012, to T. Rowe Price Associates, Inc., via share exchange from a T. Rowe Price money market mutual fund. The exchange was settled in the ordinary course of business on February 9, 2012, with the transfer of $100,000 cash.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by management. Management believes that estimates are appropriate; however, actual results may differ from those estimates.

Federal Income Taxes The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

NOTE 2 – RELATED PARTIES

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and Price Associates provides for no investment management fee; however, the manager will earn fees from managing the institutional accounts invested in the fund. Further, the manager will be required to bear all expenses of the fund, including custody expenses in excess of a specified custody fee limitation but excluding interest and borrowing-related charges, taxes, brokerage commissions, and extraordinary expenses. The agreement provides that the fund will bear custody expenses up to the custody fee limitation, equal to 0.01% of the fund’s average net assets. Accordingly, all costs related to organization and offering of the fund are borne by the manager.

Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries will provide shareholder servicing and administrative, transfer and dividend disbursing, accounting, and certain other services to the fund.

T. ROWE PRICE MORTGAGE-BACKED SECURITIES MULTI-SECTOR ACCOUNT PORTFOLIO
February 9, 2012

STATEMENT OF ASSETS AND LIABILITIES

Assets

Cash	$100,000

NET ASSETS	$100,000

OFFERING AND REDEMPTION PRICE	$10.00

Net Assets Consist of:
Paid-in-capital applicable to 10,000 shares of $0.0001
par value capital stock outstanding; 1,000,000,000
shares of the corporation authorized	$100,000

The accompanying notes are an integral part of this financial statement.

T. ROWE PRICE MORTGAGE-BACKED SECURITIES MULTI-SECTOR ACCOUNT PORTFOLIO

NOTE TO FINANCIAL STATEMENTS

T. Rowe Price Multi-Sector Account Portfolios, Inc. (the corporation), was organized on October 13, 2011, as a Maryland corporation and is registered under the Investment Company Act of 1940. The Mortgage-Backed Securities Multi-Sector Account Portfolio (the fund), is a diversified, open-end management company and is one of the series portfolios established by the corporation. The fund will be available for investment only to institutional accounts managed by T. Rowe Price Associates, Inc., and will not be available for direct purchase by members of the public. Through February 9, 2012, the fund had no operations other than those matters related to organization and registration as an investment company, the registration of shares for sale under the Securities Act of 1933, and the sale of 10,000 shares of the corporation at $10.00 per share on February 8, 2012, to T. Rowe Price Associates, Inc., via share exchange from a T. Rowe Price money market mutual fund. The exchange was settled in the ordinary course of business on February 9, 2012, with the transfer of $100,000 cash.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by management. Management believes that estimates are appropriate; however, actual results may differ from those estimates.

Federal Income Taxes The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

NOTE 2 – RELATED PARTIES

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and Price Associates provides for no investment management fee; however, the manager will earn fees from managing the institutional accounts invested in the fund. Further, the manager will be required to bear all expenses of the fund, including custody expenses in excess of a specified custody fee limitation but excluding interest and borrowing-related charges, taxes, brokerage commissions, and extraordinary expenses. The agreement provides that the fund will bear custody expenses up to the custody fee limitation, equal to 0.02% of the fund’s average net assets. Accordingly, all costs related to organization and offering of the fund are borne by the manager.

Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries will provide shareholder servicing and administrative, transfer and dividend disbursing, accounting, and certain other services to the fund.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of

T. Rowe Price Multi-Sector Account Portfolios, Inc.:

In our opinion, the accompanying statements of assets and liabilities present fairly, in all material respects, the financial position of the T. Rowe Price Emerging Markets Bond Multi-Sector Account Portfolio, T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio, T. Rowe Price Floating Rate Multi-Sector Account Portfolio, T. Rowe Price Emerging Markets Local Multi-Sector Account Portfolio, T. Rowe Price High Yield Multi-Sector Account Portfolio and T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio, six series of the T. Rowe Multi-Sector Account Portfolios, Inc. (the “Portfolios”) at February 9, 2012, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Portfolios’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Baltimore, Maryland

February 14, 2012

PART II – TABLE OF CONTENTS

PART II

Part II of this SAI describes risks, policies, and practices that apply to the funds in the T. Rowe Price family of funds.

INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of the funds’ investment objectives and policies discussed in the funds’ prospectuses. You should refer to each fund’s prospectus to determine the types of securities in which the fund invests. You will then be able to review additional information set forth herein on those types of securities and their risks.

Shareholder approval is required to substantively change fund objectives. Unless otherwise specified, the investment programs and restrictions of the funds are not fundamental policies. The funds’ operating policies are subject to change by the funds’ Boards without shareholder approval. The funds’ fundamental policies may not be changed without the approval of at least a majority of the outstanding shares of the funds or, if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of more than 50% of the shares are represented.

RISK FACTORS

You may also refer to the sections entitled “Portfolio Securities” and “Portfolio Management Practices” for discussions of the risks associated with the investments and practices described therein as they apply to the funds.

Risk Factors of Investing in Foreign Securities

General

Foreign securities include both U.S. dollar-denominated and non-U.S. dollar-denominated securities of foreign issuers. Foreign securities include securities issued by companies that are organized under the laws of countries other than the U.S. as well as securities that are issued or guaranteed by foreign governments or by foreign supranational entities. They also include securities issued by companies whose principal trading market is in a country other than the U.S. and companies that derive a significant portion of their revenue or profits from foreign businesses, investments or sales, or that have a majority of their assets outside the United States. Foreign securities may be traded on foreign securities exchanges or in the foreign OTC markets. Foreign securities markets generally are not as developed or efficient as those in the United States.

Investing in foreign securities, as well as instruments that provide investment exposure to foreign securities and markets, involves risks that are not typically associated with investing in U.S. dollar-denominated securities of domestic issuers. Certain of these risks are inherent in any mutual fund investing in foreign securities while others relate more to the countries and regions in which the funds may invest. Many of the risks are more pronounced for investments in emerging market countries, such as Russia and many of the countries of Africa, Asia, Eastern Europe, Latin America, and the Middle East. There are no universally accepted criteria used to determine which countries are considered developed markets and which are considered emerging markets. However, the funds rely on the classification made for a particular country by MSCI Barra, an unaffiliated, third-party provider of benchmark indexes, investment tools, and data services for institutions worldwide.

• Political, Social, and Economic Risks Foreign investments involve risks unique to the local political, economic, tax, and regulatory structures in place, as well as the potential for social instability, military unrest, or diplomatic developments that could prove adverse to the interests of U.S. investors. The economies of many of the countries in which the funds may invest are not as developed as the U.S. and individual foreign economies can differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. In addition, war and terrorism have affected many countries, especially those in Africa and the Middle East. Many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline. For example, in 2007 and 2008, the meltdown in the U.S. subprime mortgage market quickly spread throughout global credit markets, triggering a liquidity crisis that affected debt and equity markets around the world.

Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

• Currency Risks Investments in foreign securities will normally be denominated in foreign currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the funds’ holdings denominated in that currency. Generally, when a given currency appreciates against the U.S. dollar (e.g., because the U.S. dollar weakens or the particular foreign currency strengthens), the value of the funds’ securities denominated in that currency will rise. When a given currency depreciates against the U.S. dollar (e.g., because the U.S. dollar strengthens or the particular foreign currency weakens), the value of the funds’ securities denominated in that currency will decline. The value of fund assets may also be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulations, and currency devaluations. In addition, a change in the value of a foreign currency against the U.S. dollar could result in a change in the amount of income available for distribution. If a portion of a fund’s investment income may be received in foreign currencies, the fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the fund will absorb the cost of currency fluctuations.

• Investment and Repatriation Restrictions Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions limit and, at times, preclude investment in such countries and increase the cost and expenses of the funds. Investments by foreign investors are subject to a variety of restrictions in many emerging market countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which the funds invest. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including in some cases the need for certain government consents.

• Market and Trading Characteristics Foreign securities markets are generally not as developed or efficient as, and more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and the funds’ foreign portfolio securities may be less liquid, more difficult to value, and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Foreign securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. Commissions on foreign securities trades are generally higher than commissions on U.S. exchanges, and while there are an increasing number of overseas securities markets that have adopted a system of negotiated rates, a number are still subject to an established schedule of minimum commission rates. There is generally less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than in the United States.

Moreover, overall settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the funds. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct transactions. Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of a fund to make intended security purchases due to clearance and settlement problems could cause the fund to miss attractive investment opportunities. The inability of a fund to sell portfolio securities due to clearance and settlement problems could result either in losses to the fund due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser. Military unrest, war, terrorism, and other factors could result in securities markets closing unexpectedly for an extended period, during which a fund would lose the ability to either purchase or sell securities traded in that market. Finally, certain foreign markets are open for trading on days when the funds do not calculate their net asset value. Therefore, the values of a fund’s holdings in those markets may be affected on days when shareholders have no access to the fund.

• Depositary Receipts It is expected that most foreign securities will be purchased in OTC markets or on securities exchanges located in the countries in which the issuers of the various securities are located, provided that is the best available market. However, the funds may also purchase American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), which are certificates evidencing ownership of underlying foreign securities, as alternatives to directly purchasing the foreign securities in their local markets and currencies. An advantage of ADRs and GDRs is that investors do not have to buy shares through the issuing company’s home exchange, which may be difficult or expensive. ADRs and GDRs are subject to many of the same risks associated with investing directly in foreign securities.

Generally, ADRs are denominated in U.S. dollars and are designed for use in the U.S. securities markets. The depositaries that issue ADRs are usually U.S. financial institutions, such as a bank or trust company, but the underlying securities are issued by a foreign issuer.

GDRs may be issued in U.S. dollars or other currencies and are generally designed for use in securities markets outside the United States. GDRs represent shares of foreign securities that can be traded on the exchanges of the depositary’s country. The issuing depositary, which may be a foreign or a U.S. entity, converts dividends and the share price into the shareholder’s home currency.

For purposes of a fund’s investment policies, investments in ADRs and GDRs are deemed to be investments in the underlying securities. For example, an ADR representing ownership of common stock will be treated as common stock.

• Participation Notes The funds may gain exposure to securities in certain foreign markets through investments in participation notes (“P-notes”). For instance, a fund may purchase P-notes while it is awaiting approval from a foreign exchange to trade securities directly in that market as well as to invest in foreign markets that restrict foreign investors, such as the funds, from investing directly in individual securities traded on that exchange. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity security. An investment in a P-note involves additional risks beyond the risks normally associated with a direct investment in the underlying security and the P-note’s performance may differ from the underlying security’s performance. While the holder of a P-note is entitled to receive from the broker-dealer or bank any dividends paid by the underlying security, the holder is not entitled to the same rights (e.g., voting rights) as an owner of the underlying stock. P-notes are considered general unsecured contractual obligations of the banks or broker-dealers that issue them as the counterparty. As such, the funds must rely on the creditworthiness of the counterparty for its investment returns on the P-notes and would have no rights against the issuer of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security. Additionally, issuers of P-notes and the calculation agent may have broad authority to control the foreign exchange rates related to the P-notes and discretion to adjust the P-note’s terms in response to certain events.

• Investment Funds The funds may invest in investment funds which have been authorized by the governments of certain countries specifically to permit foreign investment in securities of companies listed and traded on the stock exchanges in these respective countries. Investment in these funds is subject to the provisions of the 1940 Act. If the funds invest in such investment funds, shareholders will bear not only their proportionate share of the expenses of the fund (including operating expenses and the fees of the investment manager), but also will indirectly bear similar expenses of the underlying investment funds. In addition, the securities of these investment funds may trade at a premium over their net asset value.

• Financial Information and Governance There is generally less publicly available information about foreign companies when compared to the reports and ratings that are published about companies in the United States. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices, and requirements comparable to those applicable to U.S. companies, and there may be less stringent investor protection and disclosure standards. It also is often more difficult to keep currently informed of corporate actions, which can adversely affect the prices of portfolio securities.

• Taxes The dividends and interest payable on certain of the funds’ foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the funds’ shareholders. In addition, some governments may impose a tax on purchases by foreign investors of certain securities that trade in their country.

• Higher Costs Investors should understand that the expense ratios of funds investing primarily in foreign securities can be expected to be higher than funds that invest mainly in domestic securities. Reasons include the higher costs of maintaining custody of foreign securities, higher advisory fee rates paid by funds to investment advisers for researching and selecting foreign securities, and brokerage commission rates and trading costs that tend to be more expensive in foreign markets than in the United States.

• Other Risks With respect to certain foreign countries, especially emerging markets, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the funds, or diplomatic developments which could affect investments by U.S. persons in those countries. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies, or obtain judgments in foreign courts. Evidence of securities ownership may be uncertain in many foreign countries. In many of these countries, the most notable of which is the Russian Federation, the ultimate evidence of securities ownership is the share register held by the issuing company or its registrar. While some companies may issue share certificates or provide extracts of the company’s share register, these are not negotiable instruments and are not effective evidence of securities ownership. In an ownership dispute, the company’s share register is controlling.

• Europe

Europe includes both developed and emerging markets. Europe’s economies are diverse, its governments are decentralized, and its cultures vary widely. Unemployment in Europe has historically been higher than in the

U.S. and public deficits have been an ongoing concern in many European countries.

Fiscal Constraints Most developed countries in western Europe are members of the European Union (“EU”), and many are also members of the European Economic and Monetary Union (“EMU”). European countries can be significantly affected by the tight fiscal and monetary controls that the EMU imposes on its members and with which candidates for EMU membership are required to comply. Member countries are required to maintain tight controls over inflation, public debt, and budget deficits, and these requirements can severely limit EMU member countries’ ability to implement monetary policy to address local or regional economic conditions. The private and public sectors’ debt problems of a single EU country can pose economic risks to the EU as a whole.

Eurozone Debt Crisis While certain EU countries continue to use their own currency, there is a collective group of EU countries, known as the Eurozone, that use the euro as their currency. Although the Eurozone has adopted a common currency and central bank, there is no fiscal union and therefore money does not automatically flow from countries with surpluses to those with fiscal deficits. Several Eurozone countries are facing serious deficits and budget issues, some of which may have negative long-term effects for the economies of not just Eurozone countries but all of Europe. These rising government debt levels have increased market volatility and the probability of a recession, led to emergency financing for certain countries, and increased speculation that additional EU countries will require bailouts. These events have also cast doubts over the ability of Eurozone policymakers to agree on solutions to the debt crisis and further stressed the European banking system as lending continues to tighten. Ongoing stress in the banking system and rising deficits could lead to downgrades of European sovereign debt, which would have a negative effect on banks and companies doing business in Europe. As a result of the Eurozone debt crisis, there is continued concern over national-level support for the euro, which could lead to the implementation of currency controls, certain countries leaving the EU, or potentially a breakup of the Eurozone and dissolution of the euro. A breakup of the Eurozone, particularly a disorderly breakup, would pose special challenges for the financial markets and could lead to exchange controls and/or market closures. In the event of a Eurozone default or breakup, some of the most significant challenges faced by the funds with euro-denominated holdings and derivatives involving the euro would include diminished market liquidity, operational issues relating to the settlement of trades, difficulty in establishing the fair values of holdings, and the redenomination of holdings into other currencies.

• Emerging Europe, Middle East, and Africa

The economies of the countries of emerging Europe, the Middle East, and Africa, sometimes referred to as “EMEA,” are all considered emerging market economies, and they tend to be highly reliant on the exportation of commodities.

Political and Military Instability Many formerly communist, eastern European countries have experienced significant political and economic reform in recent years, and the eastward expansion of the EU could help to further anchor this reform process. However, the democratization process is still relatively new in a number of the smaller states and political turmoil and popular uprisings remain threats. Russia has made advances in establishing a new political outlook and a market economy, but political risk remains high and steps that Russia may take to assert its geopolitical influence may increase the tensions in the region and affect economic growth. Many Middle Eastern economies have little or no democratic tradition and are led by family structures. Opposition parties are often banned, leading to dissidence and militancy. Despite a growing trend toward a democratic process, many African nations have a history of dictatorship, military intervention, and corruption. War, terrorism, and military takeovers could result in a securities market unexpectedly closing for an extended period, which would restrict a fund from selling its securities that are traded in that market. In all parts of EMEA, such developments, if they were to recur, could reverse favorable trends toward economic and market reform, privatization, and removal of trade barriers, and result in significant disruptions in securities markets.

Foreign Currency Certain countries in the region may have managed currencies which are pegged to the U.S. dollar or the euro, rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency, which may, in turn, have a disruptive and negative effect on investors. There is no significant foreign exchange market for certain currencies, and it would, as a result, be difficult for the funds to engage in foreign currency transactions designed to protect the value of the funds’ interests in securities denominated in such currencies.

Energy/Resources Russia, the Middle East, and many African nations are highly reliant on income from oil sales. Oil prices can have a major impact on these economies. Other commodities such as base and precious metals are also important to these economies. As global supply and demand for commodities fluctuates, the EMEA economies can be significantly impacted by the prices of such commodities.

Custody and Settlement Because of the underdeveloped state of Russia’s financial and legal systems, the settlement, clearing, and registration of securities transactions are subject to heightened risks. Equity securities in Russia are issued only in book entry form, and ownership records are maintained in a decentralized fashion by registrars who are under contract with the issuers. Although a fund’s Russian sub-custodian maintains copies of the registrar’s records on its premises, such records may not be legally sufficient to establish ownership of securities. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Although a fund investing in Russian securities seeks to ensure through its custodian that its interest continues to be appropriately recorded, it is possible that a fraudulent act may deprive the fund of its ownership rights or improperly dilute its interest. In addition, it is possible that a registrar could be suspended or its license revoked, which would impact a fund’s holdings at that registrar until the suspension is lifted or the companies’ records are transferred to an alternative registrar. Finally, although applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration.

• Latin America

The majority of Latin American countries have been characterized at various times by high interest rates and unemployment rates, inflation, an over-reliance on commodity trades, and government intervention.

Inflation Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels.

Political Instability and Government Control Certain Latin American countries have been marred by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to recur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets. Many Latin American governments have exercised significant influence over their country’s economies, which can have significant effects on companies doing business in Latin America and the securities they issue. These governments have often changed monetary, taxation, credit, tariff, and other policies to alter the direction of their economies. Actions to control inflation have involved the setting of wage and price controls, blocking access to bank accounts, imposing exchange controls, and limiting imports. Investments in Brazilian securities may be subject to certain restrictions on foreign investment. Brazilian law provides that whenever a serious imbalance in Brazil’s balance of payments exists or is anticipated, the Brazilian government may impose temporary restrictions on the remittance to foreign investors, such as the funds, of proceeds from the sale of Brazilian securities.

Foreign Currency Certain Latin American countries may experience sudden and large adjustments in their currency which, in turn, can have a disruptive and negative effect on foreign investors. Certain Latin American countries may impose restrictions on the free conversion of their currency into other currencies, including the U.S. dollar. There is no significant foreign exchange market for many Latin American currencies and it would, as a result, be difficult for the funds to engage in foreign currency transactions designed to protect the value of the funds’ interests in securities denominated in such currencies.

Sovereign Debt A number of Latin American countries have been among the largest debtors of emerging market countries. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

Foreign Trade Because commodities, such as agricultural products, minerals, oil, and metals, represent a significant percentage of exports of many Latin American countries, the economies of those countries are particularly sensitive to fluctuations in commodity prices, currencies and global demand for commodities.

• Japan

A strong work ethic, mastery of high technology, and emphasis on education helped Japan advance with extraordinary speed from the 1960s through the 1980s to become one of the largest economic powers along with the U.S. and the EU. However, growth slowed markedly in the 1990s and Japan’s economy fell into a long recession. After a few years of mild recovery in the mid-2000s, the Japanese economy fell into another recession in part due to the recent global economic crisis. This economic recession was likely compounded by an unstable financial sector, low domestic consumption, and certain corporate structural weaknesses, which remain some of the major issues facing the Japanese economy.

Banking System A pressing need to sustain Japan’s economic recovery and improve its economic growth is the task of overhauling the nation’s financial institutions. Banks, in particular, may have to reform themselves to become more competitive. While successful financial sector reform would contribute to Japan’s economic recovery at home and would benefit other economies in Asia, internal conflict over the proper way to reform the banking system continues to exist.

Natural Disasters Japan has experienced natural disasters, such as earthquakes and tidal waves, of varying degrees of severity. The risks of such phenomena, and the resulting damage, continue to exist and could have a severe and negative impact on a fund’s holdings in Japanese securities. Japan also has one of the world’s highest population densities. A significant percentage of the total population of Japan is concentrated in the metropolitan areas of Tokyo, Osaka, and Nagoya. Therefore, a natural disaster centered in or very near to one of these cities could have a particularly devastating effect on Japan’s financial markets. Japan’s recovery from the recession has been affected by economic distress resulting from the earthquake and resulting tsunami that struck northeastern Japan in March 2011 causing major damage along the coast, including damage to nuclear power plants in the region. Since the earthquake, Japan’s financial markets have fluctuated dramatically.

Energy Importation Japan has historically depended on oil for most of its energy requirements. Almost all of its oil is imported, the majority from the Middle East. In the past, oil prices have had a major impact on the domestic economy, but more recently Japan has worked to reduce its dependence on oil by encouraging energy conservation and use of alternative fuels. In addition, a restructuring of industry, with emphasis shifting from basic industries to processing and assembly type industries, has contributed to the reduction of oil consumption. However, there is no guarantee that this favorable trend will continue.

Foreign Trade Overseas trade is important to Japan’s economy and Japan’s economic growth is significantly driven by its exports. Japan has few natural resources and must export to pay for its imports of these basic requirements. A significant portion of Japan’s trade is conducted with emerging market countries, almost all of which are located in East and Southeast Asia, and it can be affected by conditions in these other countries and currency fluctuations. Because of the concentration of Japanese exports in highly visible products such as automobiles and technology, and the large trade surpluses ensuing therefrom, Japan has had difficult relations with its trading partners, particularly the United States. Japan’s aging and shrinking population increases the cost of the country’s pension and public welfare system and lowers domestic demand, making Japan even more dependent on exports to sustain its economy. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short term and long term.

• Asia (excluding Japan)

Asia includes countries in all stages of economic development, some of which have been characterized at times by over-extension of credit, currency fluctuations, devaluations, and restrictions, unstable employment rates, over-reliance on exports, and less efficient markets. Currency fluctuations or devaluations in any one country can have a significant effect on the entire region. Furthermore, increased political and social unrest in some Asian countries could cause further economic and market uncertainty in the entire region.

Political and Social Instability The political history of some Asian countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption.

Such developments, if they continue to occur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and could result in significant disruption to securities markets. For example, there is a demilitarized border and hostile relations between North and South Korea, and the Taiwanese economy has been affected by security threats from China. China remains a totalitarian country with continuing risk of nationalization, expropriation, or confiscation of property and its legal system is still developing, making it more difficult to obtain or enforce judgments. At times, religious, cultural and military disputes within and outside India have caused volatility in the Indian securities markets and such disputes could adversely affect the value and liquidity of a fund’s investments in Indian securities in the future.

Foreign Currency Certain Asian countries may have managed currencies which are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. Certain Asian countries also may restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for certain currencies, and it would, as a result, be difficult for the funds to engage in foreign currency transactions designed to protect the value of the funds’ interests in securities denominated in such currencies.

Interrelated Economies and International Trade A number of Asian companies are highly dependent on foreign loans for their operation, some of which may impose strict repayment term schedules and require significant economic and financial restructuring. The economies of many countries in the region are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners. China has had an increasingly significant and positive impact on the global economy, but its continued success depends on its ability to retain the legal and financial policies on that have fostered economic freedom and market expansion. The Hong Kong, Taiwanese, and Chinese economies can be dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from Asia’s other low-cost emerging economies. These China region economies can also be significantly affected by general social, economic, and political conditions in China and other countries. The willingness and ability of the Chinese government to support the Hong Kong and Chinese economies and markets is uncertain. China has yet to develop comprehensive securities, corporate, or commercial laws, and its market is relatively new and undeveloped. Also, foreign investments may be restricted. Changes in government policy could significantly affect the local markets.

China A-Shares The China Securities Regulatory Commission (“CSRC”) has the authority to grant qualified foreign institutional investor (“QFII”) licenses, which allow foreign investments in A-shares on the Shanghai and Shenzhen Stock Exchanges and certain other securities historically not eligible for investment by non-Chinese investors. Each QFII is authorized to invest in China A-shares only up to a specified quota established by the Chinese State Administration of Foreign Exchange (“SAFE”). T. Rowe Price has received a QFII license permitting it to invest a portion of the assets of the Emerging Markets Stock, Institutional Emerging Markets Equity, International Discovery, and New Asia Funds in local Chinese securities. Although the laws of China permit the use of nominee accounts for clients of investment managers who are QFIIs, the Chinese regulators require the securities trading and settlement accounts to be maintained in the name of the QFII. Chinese regulators have been made aware that T. Rowe Price is acting as investment manager only and that any assets invested in A-shares belong to the funds. The funds’ custodian bank will maintain a specific sub-account for the A-share investments in the name of each fund. However, there is a risk that creditors of T. Rowe Price may assert that T. Rowe Price, and not the individual fund, is the legal owner of the securities and other assets in the accounts. If a court upholds such an assertion, creditors of T. Rowe Price could seek payment from the funds’ A-share investments.

Additional risks include a potential lack of liquidity, greater price volatility, and restrictions on the repatriation of invested capital. Because of low trading volume and various restrictions on the free flow of capital into the A-share market, the A-share market could be less liquid and trading prices of A-shares could be more volatile than other local securities markets. In addition, net realized profits on fund investments in A-shares may only be repatriated under certain conditions and upon the approval of SAFE.

Risk Factors of Investing in Taxable Debt Obligations

General

Yields on short-, intermediate-, and long-term securities are dependent on a variety of factors, including the general conditions of the money, bond, and foreign exchange markets; the size of a particular offering; the maturity of the obligation; and the rating of the issue. Debt securities with longer maturities tend to carry higher yields and are generally subject to greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of debt securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. The ability of funds investing in debt securities to achieve their investment objectives is also dependent on the continuing ability of the issuers of the debt securities in which the funds invest to meet their obligations for the payment of interest and principal when due.

After purchase by the funds, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the funds. Neither event will require a sale of such security by the funds. However, such events will be considered in determining whether the funds should continue to hold the security. To the extent that the ratings given by Moody’s, S&P, or others may change as a result of changes in such organizations or their rating systems, the funds will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the prospectus. The ratings of Moody’s, S&P, and others represent their opinions as to the quality of securities that they undertake to rate. Ratings are not absolute standards of quality. When purchasing unrated securities, T. Rowe Price, under the supervision of the funds’ Boards, determines whether the unrated security is of a quality comparable to that which the funds are allowed to purchase.

Full Faith and Credit Securities

Securities backed by the full faith and credit of the United States (for example, GNMA and U.S. Treasury securities) are generally considered to be among the most, if not the most, creditworthy investments available. While the U.S. government has honored its credit obligations continuously for the last 200 years, political events have, at times, called into question whether the United States would default on its obligations. Such an event would be unprecedented and there is no way to predict its results on the securities markets or the funds. However, it is very likely that default by the United States would result in losses to the funds.

Mortgage Securities

Mortgage-backed securities, including Government National Mortgage Association (“Ginnie Mae” or “GNMA”) securities differ from conventional bonds in that principal is paid back over the life of the security rather than at maturity. As a result, the holder of a mortgage-backed security (i.e., a fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. Therefore, GNMA securities may not be an effective means of “locking in” long-term interest rates due to the need for the funds to reinvest scheduled and unscheduled principal payments. The incidence of unscheduled principal prepayments is also likely to increase in mortgage pools owned by the funds when prevailing mortgage loan rates fall below the mortgage rates of the securities underlying the individual pool. The effect of such prepayments in a falling rate environment is to (1) cause the funds to reinvest principal payments at the then lower prevailing interest rate, and (2) reduce the potential for capital appreciation beyond the face amount of the security and adversely affect the return to the funds. Conversely, in a rising interest rate environment such prepayments can be reinvested at higher prevailing interest rates which will reduce the potential effect of capital depreciation to which bonds are subject when interest rates rise. When interest rates rise and prepayments decline, GNMA securities become subject to extension risk or the risk that the price of the securities will fluctuate more. In addition, prepayments of mortgage securities purchased at a premium (or discount) will cause such securities to be paid off at par, resulting in a loss (gain) to the funds. T. Rowe Price will actively manage the funds’ portfolios in an attempt to reduce the risk associated with investment in mortgage-backed securities.

The market value of adjustable rate mortgage securities (“ARMs”), like other U.S. government securities, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. Because of their periodic adjustment feature, ARMs should be more sensitive to short-term interest rates than long-term rates. They should also display less volatility than long-term mortgage-backed securities. Thus, while having less risk of a decline during periods of rapidly rising rates, ARMs may also have less potential for capital appreciation than other investments of comparable maturities. Interest rate caps on mortgages underlying ARMs may prevent income on the ARMs from increasing to prevailing interest rate levels and cause the securities to decline in value. In addition, to the extent ARMs are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holders’ principal investment to the extent of the premium paid. On the other hand, if ARMs are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income that, when distributed to shareholders, will be taxable as ordinary income.

High-Yield Securities

Special Risks of Investing in Junk Bonds The following special considerations are additional risk factors of funds investing in lower-rated securities.

• Lower-Rated Debt Securities An economic downturn or increase in interest rates is likely to have a greater negative effect on this market, the value of lower-rated debt securities in the funds’ portfolios, the funds’ net asset value and the ability of the bonds’ issuers to repay principal and interest, meet projected business goals, and obtain additional financing than on higher-rated securities. These circumstances also may result in a higher incidence of defaults than with respect to higher-rated securities. Investment in funds which invest in lower-rated debt securities is more risky than investment in shares of funds which invest only in higher-rated debt securities.

• Sensitivity to Interest Rate and Economic Changes Prices of lower-rated debt securities may be more sensitive to adverse economic changes or corporate developments than higher-rated investments. Debt securities with longer maturities, which may have higher yields, may increase or decrease in value more than debt securities with shorter maturities. Market prices of lower-rated debt securities structured as zero-coupon or pay-in-kind securities are affected to a greater extent by interest rate changes and may be more volatile than securities which pay interest periodically and in cash. Where it deems it appropriate and in the best interests of fund shareholders, the funds may incur additional expenses to seek recovery on a debt security on which the issuer has defaulted and to pursue litigation to protect the interests of security holders of its portfolio companies.

• Liquidity and Valuation Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Nonrated securities are usually not as attractive to as many buyers as rated securities are, a factor which may make nonrated securities less marketable. These factors may have the effect of limiting the availability of the securities for purchase by the funds and may also limit the ability of the funds to sell such securities at their fair value either to meet redemption requests or in response to changes in the economy or the financial markets.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. To the extent the funds own or may acquire illiquid or restricted lower-rated securities, these securities may involve special registration responsibilities, liabilities, costs, and liquidity and valuation difficulties. Changes in values of debt securities which the funds own will affect its net asset value per share. If market quotations are not readily available for the funds’ lower-rated or nonrated securities, these securities will be valued by a method that the funds’ Boards believe accurately reflects fair value. Judgment plays a greater role in valuing lower-rated debt securities than with respect to securities for which more external sources of quotations and last sale information are available.

• Taxation Special tax considerations are associated with investing in lower-rated debt securities structured as zero-coupon or pay-in-kind securities. The funds accrue income on these securities prior to the receipt of cash payments. The funds must distribute substantially all of its income to its shareholders to qualify for pass-

through treatment under the tax laws and may, therefore, have to dispose of portfolio securities to satisfy distribution requirements.

Risk Factors of Investing in Municipal Securities

General

Yields on municipal securities are dependent on a variety of factors, including the general conditions of the money market and the municipal bond market, the size of a particular offering, the maturity of the obligations, and the rating of the issue. Municipal securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of municipal securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. The ability of all the funds to achieve their investment objectives is also dependent on the continuing ability of the issuers of municipal securities in which the funds invest to meet their obligations for the payment of interest and principal when due. The ratings of Moody’s, S&P, and Fitch IBCA, Inc. (“Fitch”) represent their opinions as to the quality of municipal securities which they undertake to rate. Ratings are not absolute standards of quality; consequently, municipal securities with the same maturity, coupon, and rating may have different yields. There are variations in municipal securities, both within a particular classification and between classifications, depending on numerous factors. In 2010, Moody’s and Fitch recalibrated their ratings of municipal securities so they could use a single ratings scale for both municipal and corporate debt securities. This resulted in upgrades to ratings of certain municipal issuers based on the change in methodology and not on improvements in credit quality. It should also be pointed out that, unlike other types of investments, offerings of municipal securities have traditionally not been subject to regulation by, or registration with, the SEC, although there have been proposals which would provide for regulation in the future.

The federal bankruptcy statutes relating to the debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse changes in the rights of holders of their obligations.

Proposals have been introduced in Congress to restrict or eliminate the federal income tax exemption for interest on municipal securities, and similar proposals may be introduced in the future. Proposed “Flat Tax” and “Value Added Tax” proposals would also have the effect of eliminating the tax preference for municipal securities. Some of the past proposals would have applied to interest on municipal securities issued before the date of enactment, which would have adversely affected their value to a material degree. If such a proposal were enacted, the availability of municipal securities for investment by the funds and the value of a fund’s portfolio would be affected and, in such an event, the funds would reevaluate their investment objectives and policies. Also, recent changes to tax laws broadly lowering tax rates, including lower tax rates on dividends and capital gains, could have a negative impact on the desirability of owning municipal securities.

Although the banks and securities dealers with which the funds will transact business will be banks and securities dealers that T. Rowe Price believes to be financially sound, there can be no assurance that they will be able to honor their obligations to the funds with respect to such transactions.

Municipal Bond Insurance The funds may purchase insured bonds from time to time. Municipal bond insurance provides an unconditional and irrevocable guarantee that the insured bond’s principal and interest will be paid when due. Insurance does not guarantee the price of the bond. The guarantee is purchased from a private, nongovernmental insurance company.

There are two types of insured securities that may be purchased by the funds: bonds carrying either (1) new issue insurance; or (2) secondary insurance. New issue insurance is purchased by the issuer of a bond in an effort to improve the bond’s credit rating. By meeting the insurer’s standards and paying an insurance premium based on the bond’s principal value, the issuer may be able to obtain a higher credit rating for the bond. The credit rating assigned to an insured municipal bond will usually reflect the financial strength of the issuer or insurer, whichever is higher. Once purchased, municipal bond insurance cannot be canceled, and the protection it affords continues as long as the bonds are outstanding and the insurer remains solvent.

The funds may also purchase bonds that carry secondary insurance purchased by an investor after a bond’s original issuance. Such policies insure a security for the remainder of its term. Generally, the funds expect that portfolio bonds carrying secondary insurance will have been insured by a prior investor. However, the funds may, on occasion, purchase secondary insurance on their own behalf.

Each of the municipal bond insurance companies has established reserves to cover estimated losses. Both the method of establishing these reserves and the amount of the reserves vary from company to company. The risk that a municipal bond insurance company may experience a claim extends over the life of each insured bond. Municipal bond insurance companies are obligated to pay a bond’s interest and principal when due if the issuing entity defaults on the insured bond. Defaults on insured municipal bonds have been fairly low to date, but certain of these insurers’ ratings have been downgraded and they are no longer insuring newly issued bonds. It is possible that there could be additional insurer downgrades and that default rates on insured bonds could increase substantially, which could further deplete an insurer’s loss reserves and adversely affect the ability of a municipal bond insurer to pay claims to holders of insured bonds, such as the funds. The inability of an insurer to pay a particular claim, or a downgrade of the insurer’s rating, could adversely affect the values of all the bonds it insures despite the quality of the underlying issuer. The number of municipal bond insurers is relatively small and, therefore, a significant amount of a municipal bond fund’s assets may be insured by a single issuer.

High-Yield Securities Lower-quality bonds, commonly referred to as “junk bonds,” are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Because investment in low- and lower-medium-quality bonds involves greater investment risk, to the extent the funds invest in such bonds, achievement of their investment objectives will be more dependent on T. Rowe Price’s credit analysis than would be the case if the funds were investing in higher-quality bonds. High-yield bonds may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. A projection of an economic downturn or higher interest rates, for example, could cause a decline in high-yield bond prices because the advent of such events could lessen the ability of highly leveraged issuers to make principal and interest payments on their debt securities. In addition, the secondary trading market for high-yield bonds may be less liquid than the market for higher-grade bonds, which can adversely affect the ability of the funds to dispose of their portfolio securities. Bonds for which there is only a “thin” market can be more difficult to value because objective pricing data may be less available and judgment would therefore play a greater role in the valuation process.

Risk Factors of Investing in Taxable and Tax-Free Money Market Funds

The T. Rowe Price money market funds will limit their purchases of portfolio instruments to those U.S. dollar-denominated securities which the funds’ Boards determine present minimal credit risk and which are eligible securities as defined in Rule 2a-7 under the 1940 Act. Eligible securities are generally securities which have been rated (or whose issuer has been rated or whose issuer has comparable securities rated) in one of the two highest short-term rating categories (which may include sub-categories) by nationally recognized statistical rating organizations (“NRSROs”) or, in the case of any instrument that is not so rated, is of comparable high quality as determined by T. Rowe Price pursuant to written guidelines established under the supervision of the funds’ Boards. In addition, the funds may treat variable and floating rate instruments with demand features as short-term securities pursuant to Rule 2a-7 under the 1940 Act.

There can be no assurance that the funds will achieve their investment objectives or be able to maintain their net asset values per share at $1.00. The price of the funds is not guaranteed or insured by the U.S. government and their yields are not fixed. While the funds invest in high-grade money market instruments, investment in the funds is not without risk even if all portfolio instruments are paid in full at maturity. An increase in interest rates could reduce the value of the funds’ portfolio investments, and a decline in interest rates could increase the value.

State Tax-Free Funds

The following information about the state tax-free funds is updated in June of each year. More current information is available in shareholder reports for these funds.

California Tax-Free Bond and California Tax-Free Money Funds

Risk Factors Associated with a California Portfolio

The funds’ concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Types of Municipal Debt The funds invest in municipal bonds and other municipal debt instruments issued by the state of California and its various political subdivisions and agencies. The issuers of these debt obligations include the state of California and its agencies and authorities, counties and municipalities and their agencies and authorities, various California public institutions of higher education, and certain California not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

Debt is issued for a wide variety of public purposes, including transportation, housing, education, electric power, and healthcare. The state of California, and its local governments, agencies and authorities, issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. However, bonds issued by certain counties, municipalities, and agencies of the state and local government are not backed by the full faith and credit of the state. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. As part of its cash management program, the state regularly issues short-term notes to meet its disbursement requirements in advance of the receipt of revenues. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge. Local governments also raise capital through the use of Mello-Roos, 1915 Act Bonds, and Tax Increment Bonds, all of which are generally riskier than general obligation debt as they often rely on tax revenues to be generated by future development for their support.

The funds may also invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied.

Political and Legislative Conditions Certain provisions of the California state constitution and state statutes limit the taxing and spending authority of California governmental entities, thus affecting their ability to meet debt service obligations. For example, the constitution limits ad valorem taxes on real property to 1% of “full cash value” and restricts the ability of taxing entities to increase real property taxes. It also prohibits the state from spending revenues beyond its annually adjusted “appropriations limit.” Yet another provision further restricts the ability of local governments to levy and collect existing and future taxes, assessments, and fees. In addition to limiting the financial flexibility of local governments in the state, the provision also increases the possibility of voter-determined tax rollbacks and repeals.

One effect of the tax and spending limitations in California has been a broad scale shift by local governments away from general obligation debt requiring voter approval and pledging of future tax revenues toward lease revenue financing that is subject to abatement and does not require voter approval. Lease-backed debt is generally viewed as a less secure form of borrowing and therefore entails greater credit risk.

Future initiatives, if proposed and adopted, or future court decisions could create renewed pressure on California governments and their ability to raise revenues. Although Orange County notably filed for protection under the U.S. Bankruptcy Code in 1994, overall the state and its underlying governments have displayed flexibility in overcoming the negative effects of past initiatives.

Economic and Financial Conditions To a large degree, the credit risk of the portfolios is dependent upon the financial strength of the state of California, its localities and agencies. Financial strength is, in turn, influenced by changing economic conditions which affect the level of taxes collected and revenues earned. While

California’s economy has been diverse and resilient, and is typically the largest among the 50 states, the state of California is also normally among the most highly indebted states in the nation. The state has historically experienced more extreme swings in employment levels and property values relative to the rest of the country. In addition, California is more prone to earthquakes and other natural disasters, which can result in sudden economic downturns and the unexpected inability of issuers to meet their obligations, as well as a long-lasting negative impact on the overall California municipal securities market. More detailed information regarding economic conditions and the financial strength of California is available in the funds’ annual and semi-annual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the funds’ assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and uncertain as to how long they will continue.

The funds may from time to time invest in electric revenue issues. The financial performance of these utilities was impacted by the industry’s moves toward deregulation and increased competition. California’s original electric utility restructuring plan proved to be flawed as it placed over-reliance on the spot market for power purchases during a period of substantial supply and demand imbalance. Now that deregulation has been suspended, municipal utilities face a more traditional set of challenges. In particular, some electric revenue issuers have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Other risks include unexpected outages, plant shutdowns, and more stringent environmental regulations.

Georgia Tax-Free Bond Fund

Risk Factors Associated with a Georgia Portfolio

The fund’s concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Types of Municipal Debt The fund invests in municipal bonds and other municipal debt instruments issued by the state of Georgia and its various political subdivisions and agencies. The issuers of these debt obligations include the state of Georgia and its agencies and authorities, counties and municipalities and their agencies and authorities, various Georgia public institutions of higher education, and certain Georgia not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

The state of Georgia, and its local governments, agencies and authorities, issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. However, bonds issued by certain counties, municipalities, and agencies of the state and local government are not backed by the full faith and credit of the state and may or may not be subject to annual appropriations from the state’s general fund. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.

The Georgia Constitution imposes certain debt limits and controls. The state’s general obligation debt service cannot exceed 10% of total revenue receipts less refunds of the state treasury and state-issued general obligation bonds have a 25-year maturity limit. The state also established “debt affordability” limits which provide that outstanding debt will not exceed 2.7% of personal income or that maximum annual debt service will not exceed 5% of the prior year’s revenues.

The fund may also invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied.

Economic and Financial Conditions To a large degree, the credit risk of the portfolio is dependent upon the financial strength of the state of Georgia, its localities and agencies. Financial strength is, in turn, influenced by changing economic conditions which affect the level of taxes collected and revenues earned. While local governments in Georgia are primarily reliant on independent revenue sources, such as property taxes, they are not immune to budget shortfalls caused by cutbacks in state aid. More detailed information regarding economic conditions and the financial strength of Georgia is available in the fund’s annual and semi-annual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the fund’s assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and uncertain as to how long they will continue.

The fund may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.

The fund may invest in issues related to life care, which includes nursing homes, assisted living facilities, and continuing care retirement communities. These bonds are typically issued with longer-term maturities, although they are usually callable by the issuer on prescribed dates before maturity. Many life care municipal bonds are considered below investment-grade or are not rated by a credit rating agency. Reasons for the higher credit risk include uncertainty over future regulations and Medicaid funding, increased competition, and a lack of affordability.

Maryland Short-Term Tax-Free Bond, Maryland Tax-Free Bond, and Maryland Tax-Free Money Funds

Risk Factors Associated with a Maryland Portfolio

The funds’ concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Types of Municipal Debt The funds invest in municipal bonds and other municipal debt instruments issued by the state of Maryland and its various political subdivisions and agencies. The issuers of these debt obligations include the state of Maryland and its agencies and authorities, counties and municipalities and their agencies and authorities, various Maryland public institutions of higher education, and certain Maryland not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

The state of Maryland, and its local governments, agencies and authorities, issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. However, many counties, municipalities, and agencies of the state and local government are authorized to borrow money under laws expressly providing that the loan obligations are not debts or pledges of the full faith and credit of the state. The state constitution imposes a 15-year maturity limit on state-issued general obligation bonds. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.

The funds may also invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied.

Economic and Financial Conditions To a large degree, the credit risk of the portfolios is dependent upon the financial strength of the state of Maryland, its localities and agencies. Financial strength is, in turn, influenced by changing economic conditions which affect the level of taxes collected and revenues earned. More detailed information regarding economic conditions and the financial strength of Maryland is available in the funds’ annual and semi-annual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the funds’ assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and of uncertain duration.

The funds may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.

The funds may invest in issues related to life care, which includes nursing homes, assisted living facilities, and continuing care retirement communities. These bonds are typically issued with longer-term maturities, although they are usually callable by the issuer on prescribed dates before maturity. Many life care municipal bonds are considered below investment-grade or are not rated by a credit rating agency. Reasons for the higher credit risk include uncertainty over future regulations and Medicaid funding, increased competition, and a lack of affordability.

New Jersey Tax-Free Bond Fund

Risk Factors Associated with a New Jersey Portfolio

The fund’s concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Types of Municipal Debt The fund invests in municipal bonds and other municipal debt instruments issued by the state of New Jersey and its various political subdivisions and agencies. The issuers of these debt obligations include the state of New Jersey and its agencies and authorities, counties and municipalities and their agencies and authorities, various New Jersey public institutions of higher education, and certain New Jersey not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

The state of New Jersey, and its local governments, agencies and authorities, issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. However, many counties, municipalities, and agencies of the state and local government are authorized to borrow money under laws expressly providing that the loan obligations are not debts or pledges of the full faith and credit of the state. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.

The majority of the state’s debt is “appropriation-backed.” This means that the debt service payments on these obligations must be funded annually by the state legislature, but the legislature has no legal obligation to continue to make such appropriations.

The fund may also invest in private activity bond issues for corporate and nonprofit borrowers. These issues are sold through various governmental conduits, such as the New Jersey Economic Development Authority and various local issuers, and are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied. In the past, a number of New Jersey Economic Development Authority issues have defaulted as a result of borrower financial difficulties.

Economic and Financial Conditions To a large degree, the credit risk of the portfolio is dependent upon the financial strength of the state of New Jersey, its localities and agencies. Financial strength is, in turn, influenced by changing economic conditions which affect the level of taxes collected and revenues earned. The state of New Jersey is typically among the most highly indebted states in the nation. More detailed information regarding economic conditions and the financial strength of New Jersey is available in the fund’s annual and semi-annual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the fund’s assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and uncertain as to how long they will continue.

The fund may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.

The fund may invest in issues related to life care, which includes nursing homes, assisted living facilities, and continuing care retirement communities. These bonds are typically issued with longer-term maturities, although they are usually callable by the issuer on prescribed dates before maturity. Many life care municipal bonds are considered below investment-grade or are not rated by a credit rating agency. Reasons for the higher credit risk include uncertainty over future regulations and Medicaid funding, increased competition, and a lack of consumer affordability.

New York Tax-Free Bond and New York Tax-Free Money Funds

Risk Factors Associated with a New York Portfolio

The funds’ concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Types of Municipal Debt The funds invest in municipal bonds and other municipal debt instruments issued by the state of New York and its various political subdivisions and agencies. The issuers of these debt obligations include: the state of New York, New York City, and their agencies and authorities; counties, other municipalities, and their agencies and authorities; various New York public institutions of higher education; and certain New York not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

The state of New York, and its local governments, agencies and authorities, issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. However, bonds issued by certain counties, municipalities, and agencies of the state and local government are not backed by the full faith and credit of the state of New York or New York City. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.

The majority of the state’s debt is “appropriation-backed.” This means that the debt service payments on these obligations must be funded annually by the state legislature, but the legislature has no legal obligation to continue to make such appropriations.

The funds may also invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied.

Economic and Financial Conditions To a large degree, the credit risk of the portfolios is dependent upon the financial strength of the state of New York, its localities and agencies. Financial strength is, in turn, influenced by changing economic conditions which affect the level of taxes collected and revenues earned. The state of New York is typically among the most highly indebted states in the nation and New York City is typically one of the most indebted U.S. cities. More detailed information regarding economic conditions and the financial strength of New York is available in the funds’ annual and semi-annual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the funds’ assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and uncertain as to how long they will continue.

The funds may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.

The funds may invest in issues related to life care, which includes nursing homes, assisted living facilities, and continuing care retirement communities. These bonds are typically issued with longer-term maturities, although they are usually callable by the issuer on prescribed dates before maturity. Many life care municipal bonds are considered below investment-grade or are not rated by a credit rating agency. Reasons for the higher credit risk include uncertainty over future regulations and Medicaid funding, increased competition, and a lack of consumer affordability.

Virginia Tax-Free Bond Fund

Risk Factors Associated with a Virginia Portfolio

The fund’s concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Types of Municipal Debt The fund invests in municipal bonds and other municipal debt instruments issued by the commonwealth of Virginia and its various political subdivisions and agencies. The issuers of these debt obligations include the commonwealth of Virginia and its agencies and authorities, counties and municipalities and their agencies and authorities, various Virginia public institutions of higher education, and certain Virginia not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

Debt is issued for a wide variety of public purposes, including transportation, housing, education, healthcare, and industrial development. The commonwealth of Virginia, and its local governments, agencies and authorities, issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. Under Virginia law, general obligation debt is limited to 1.15 times the average of the preceding three years’ income tax and sales and use collections. However, bonds issued by many counties, municipalities, and agencies of the commonwealth and local government are not backed by the full faith and credit of the commonwealth but instead are subject to annual appropriations from the commonwealth’s general fund. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.

The fund may also invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied.

Economic and Financial Conditions To a large degree, the credit risk of the portfolio is dependent upon the financial strength of the commonwealth of Virginia, its localities and agencies. Financial strength is, in turn, influenced by changing economic conditions which affect the level of taxes collected and revenues earned. While local governments in Virginia are primarily reliant on independent revenue sources, such as property taxes, they are not immune to budget shortfalls caused by cutbacks in state aid. More detailed information regarding economic conditions and the financial strength of Virginia is available in the fund’s annual and semi-annual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the fund’s assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and uncertain as to how long they will continue.

The fund may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.

The fund may invest in issues related to life care, which includes nursing homes, assisted living facilities, and continuing care retirement communities. These bonds are typically issued with longer-term maturities, although they are usually callable by the issuer on prescribed dates before maturity. Many life care municipal bonds are considered below investment-grade or are not rated by a credit rating agency. Reasons for the higher credit risk include uncertainty over future regulations and Medicaid funding, increased competition, and a lack of affordability.

All State Tax-Free Funds

Puerto Rico From time to time, the funds may invest in obligations of the commonwealth of Puerto Rico and its public corporations, the interest of which may be exempt from U.S. federal, state, and local income taxes. As of May 1, 2011, the general obligation debt of Puerto Rico was rated A3 by Moody’s, BBB by S&P, and BBB+ by Fitch. S&P has assigned a stable outlook for its rating, Fitch only recently initiated its rating for Puerto Rico and assigned a stable outlook, and Moody’s has placed its rating on a watchlist for a possible downgrade. The credit ratings reflect, in part, their concerns regarding a weak economy, structural budget imbalance, and rising debt burden.

Debt As of December 31, 2010, the outstanding debt of Puerto Rico totaled $58 billion. This includes bonds supported by the commonwealth’s general obligation pledge, appropriations or guarantee; public corporations such as highways, water and sewer, and electric power, and municipalities.

Guaranteed direct obligations of the commonwealth supported by a general obligation pledge are subject to strict limitations imposed by the commonwealth’s constitution. Debts of its municipalities are typically supported by property taxes and municipal license taxes, with support from the commonwealth, if necessary. Debts of its public corporations are generally supported by the entity’s revenues or by the commonwealth appropriations or taxes.

Though different measures suggest Puerto Rico’s debt burden is high relative to a U.S. state, the commonwealth issues or supports bonds on behalf of municipalities and other governmental units. In many cases, this type of debt would be issued by local government or public agencies which are independent entities in the U.S. One measure to monitor the commonwealth debt levels is by comparing the rate of growth of its debt to the rate of growth of its gross domestic product (“GDP”). For the five-year period ended in June 2010, total public sector debt increased by 42%, whereas nominal-GDP rose by 13%.

Economy Puerto Rico’s economy is closely linked to the United States. Like the United States, the commonwealth has been experiencing an economic recession. Government officials estimate that the economy

(as measured by real GDP) contracted 4.0% in 2009 and 3.8% in 2010, but will likely stabilize somewhat over the next year due to U.S. and local stimulus plans.

Manufacturing, especially pharmaceuticals, is very important to the local economy. Manufacturing accounted for approximately 46% of GDP in 2010, and 9% of non-farm payroll employment. Services are another component of the local economy, and represented 43% of GDP and 57% of employment. Tourism is an important sub-sector of services, and an important driver of Puerto Rico’s economy. While the number of tourists decreased 2.9% between 2006 and 2010, visitors’ expenditures increased 6.8% over this period.

For many years, U.S. companies operating in Puerto Rico were eligible to receive special tax treatment. Since 1976, Section 936 of the U.S. tax code entitled certain corporations to credit income derived from business activities in the commonwealth against their United States corporate income tax and spurred significant expansion in capital intensive manufacturing, particularly large pharmaceutical firms. The tax benefits, however, were eliminated beginning with the 2006 tax year. While the ultimate impact of the phase outs is being evaluated, indications are that major pharmaceutical, instrument, and electronic manufacturing firms have not exited the market, but employment in this sector is trending downward.

Financial Puerto Rico’s general fund revenues, on a budget basis, were $7.6 billion in fiscal year 2010 (yielding a deficit of $2.0 billion). A new governor for the commonwealth was elected in November 2008. The governor and his administration are implementing various fiscal measures, including borrowings and stimulus plans and expense re-structuring and payroll cuts in an effort to reduce the gap over the next few years. A balanced budget is projected for fiscal year 2013.

PORTFOLIO SECURITIES

Types of Securities

Set forth below is additional information about certain of the investments described in the funds’ prospectuses.

Equity Securities

Common and preferred stocks both represent an equity or ownership interest in an issuer. Common stock typically entitles the owner to vote on the election of directors and other important matters while preferred stock does not ordinarily carry voting rights. In the event an issuer is liquidated or declares bankruptcy, the claims of secured and unsecured creditors and owners of bonds take precedence over the claims of those who own preferred stock, and the owners of preferred stock take precedence over the claims of those who own common stock.

Although owners of common stock are typically entitled to receive any dividends on such stock, owners of common stock participate in company profits on a pro-rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Because increases and decreases in earnings are usually reflected in a company’s stock price, common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating or non-participating, or adjustable rate. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stock, while a passed dividend on non-cumulative preferred stock is generally gone forever. Participating preferred stock may be entitled to a dividend exceeding the declared dividend in certain cases, while non-participating preferred stock is limited to the stipulated dividend. Adjustable rate preferred stock pays a dividend that is adjustable, usually quarterly, based on changes in certain interest rates. Convertible preferred stock is exchangeable for a specified number of common stock shares and is typically more volatile than non-convertible preferred stock, which tends to behave more like a bond.

The funds may make equity investments in companies through initial public offerings and by entering into privately negotiated transactions involving equity securities that are not yet publicly traded on a stock exchange. Stocks may also be purchased on a “when-issued” basis, which is used to refer to a security that has not yet been issued but that will be issued in the future. The term may be used for new stocks and stocks that have split but have not yet started trading.

Debt Securities

• U.S. Government Obligations Bills, notes, bonds, and other debt securities issued by the U.S. Treasury and backed by the full faith and credit of the U.S. government. These are direct obligations of the U.S. government and differ mainly in the length of their maturities. U.S. Treasury Obligations may also include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”), as well as Treasury inflation-protected securities (“TIPS”) whose principal value is periodically adjusted according to the rate of inflation.

• U.S. Government Agency Securities Issued or guaranteed by U.S. government-sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association (“Fannie Mae” or “FNMA”), GNMA, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Association, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the U.S. Treasury. These also include securities issued by eligible private depository institutions and guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program.

• Bank Obligations Certificates of deposit, banker’s acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A banker’s acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates. The funds may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.

• Savings and Loan Obligations Negotiable certificates of deposit and other short-term debt obligations of savings and loan associations.

• Supranational Agencies Securities of certain supranational entities, such as the International Development Bank.

• Corporate Debt Securities Outstanding corporate debt securities (e.g., bonds and debentures). Corporate notes may have fixed, variable, or floating rates.

• Short-Term Corporate Debt Securities Outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable, or floating rates.

• Commercial Paper and Commercial Notes Short-term promissory notes issued by corporations primarily to finance short-term credit needs. Certain notes may have floating or variable rates and may contain options, exercisable by either the buyer or the seller, that extend or shorten the maturity of the note.

• Foreign Government Securities Issued or guaranteed by a foreign government, province, instrumentality, political subdivision, or similar unit thereof.

• Funding Agreements Obligations of indebtedness negotiated privately between the funds and an insurance company. Often such instruments will have maturities with unconditional put features, exercisable by the funds, requiring return of principal within one year or less.

There are, of course, other types of securities that are or may become available that are similar to the foregoing, and the funds may invest in these securities.

Mortgage-Related Securities

• Mortgage-Backed Securities Mortgage-backed securities are securities representing an interest in a pool of mortgages. The mortgages may be of a variety of types, including adjustable rate, conventional 30-year and 15-year fixed rate, and graduated payment mortgages. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the funds. This is in contrast to traditional bonds where principal is normally paid back at maturity in a lump sum. Unscheduled prepayments of principal shorten the securities’ weighted average life and may lower their total return. (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the funds. This principal is returned to the funds at par. As a result, if a mortgage security were trading at a premium, its total return would be lowered by prepayments, and if a mortgage security were trading at a discount, its total return would be increased by prepayments.) The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the federal agency that issued them or a downturn in housing prices. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

• U.S. Government Agency Mortgage-Backed Securities These are obligations issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, such as GNMA, FNMA, the Federal Home Loan Mortgage Corporation (“Freddie Mac” or “FHLMC”), and the Federal Agricultural Mortgage Corporation (“Farmer Mac” or “FAMC”). FNMA, FHLMC, and FAMC obligations are not backed by the full faith and credit of the U.S. government as GNMA certificates are, but they are supported by the instrumentality’s right to borrow from the U.S. Treasury. On September 7, 2008, FNMA and FHLMC were placed under conservatorship of the Federal Housing Finance Agency, an independent federal agency. U.S. Government Agency Mortgage-Backed Certificates provide for the pass-through to investors of their pro-rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans. Each of GNMA, FNMA, FHLMC, and FAMC guarantees timely distributions of interest to certificate holders. GNMA and FNMA guarantee timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions.

• GNMA Certificates GNMA is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the “Housing Act”), authorizes GNMA to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 (“FHA Loans”), or guaranteed by the Department of Veterans Affairs under the Servicemen’s Readjustment Act of 1944, as amended (“VA Loans”), or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guaranty. In order to meet its obligations under such guaranty, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

• FNMA Certificates FNMA is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. FNMA Certificates represent a pro-rata interest in a group of mortgage loans purchased by FNMA. FNMA guarantees the timely payment of principal and interest on the securities it issues. The obligations of FNMA are not backed by the full faith and credit of the U.S. government.

• FHLMC Certificates FHLMC is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended (“FHLMC Act”). FHLMC Certificates represent a pro-rata interest in a group of mortgage loans purchased by FHLMC. FHLMC guarantees timely payment of interest and principal on certain securities it issues and timely payment of interest and eventual payment of principal on other securities it issues. The obligations of FHLMC are obligations solely of FHLMC and are not backed by the full faith and credit of the U.S. government.

• FAMC Certificates FAMC is a federally chartered instrumentality of the United States established by Title VIII of the Farm Credit Act of 1971, as amended (“Charter Act”). FAMC was chartered primarily to attract new capital for financing of agricultural real estate by making a secondary market in certain qualified agricultural real estate loans. FAMC provides guarantees of timely payment of principal and interest on securities representing interests in, or obligations backed by, pools of mortgages secured by first liens on agricultural real estate. Similar to FNMA and FHLMC, FAMC Certificates are not supported by the full faith and credit of the U.S. government; rather, FAMC may borrow from the U.S. Treasury to meet its guaranty obligations.

As discussed above, prepayments on the underlying mortgages and their effect upon the rate of return of a mortgage-backed security is the principal investment risk for a purchaser of such securities, like the funds. Over time, any pool of mortgages will experience prepayments due to a variety of factors, including (1) sales of the underlying homes (including foreclosures), (2) refinancings of the underlying mortgages, and (3) increased amortization by the mortgagee. These factors, in turn, depend upon general economic factors, such as level of interest rates and economic growth. Thus, investors normally expect prepayment rates to increase during periods of strong economic growth or declining interest rates, and to decrease in recessions and rising interest rate environments. Accordingly, the life of the mortgage-backed security is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rates, it is not possible to predict the life of a particular mortgage-backed security, but FHA statistics indicate that 25- to 30-year single family dwelling mortgages have an average life of approximately 12 years. The majority of GNMA Certificates are backed by mortgages of this type, and, accordingly, the generally accepted practice treats GNMA Certificates as 30-year securities which prepay in full in the 12th year. FNMA and FHLMC Certificates may have differing prepayment characteristics.

Fixed-rate mortgage-backed securities bear a stated “coupon rate” which represents the effective mortgage rate at the time of issuance, less certain fees to GNMA, FNMA, and FHLMC for providing the guarantee, and the issuer for assembling the pool and for passing through monthly payments of interest and principal.

Payments to holders of mortgage-backed securities consist of the monthly distributions of interest and principal less the applicable fees. The actual yield to be earned by a holder of mortgage-backed securities is calculated by dividing interest payments by the purchase price paid for the mortgage-backed securities (which may be at a premium or a discount from the face value of the certificate).

Monthly distributions of interest, as contrasted to semiannual distributions which are common for other fixed interest investments, have the effect of compounding and thereby raising the effective annual yield earned on mortgage-backed securities. Because of the variation in the life of the pools of mortgages which back various mortgage-backed securities, and because it is impossible to anticipate the rate of interest at which future principal payments may be reinvested, the actual yield earned from a portfolio of mortgage-backed securities will differ significantly from the yield estimated by using an assumption of a certain life for each mortgage-backed security included in such a portfolio as described above.

• Commercial Mortgage-Backed Securities (“CMBS”) These are securities created from a pool of commercial mortgage loans, such as loans for hotels, restaurants, shopping centers, office buildings, and apartment buildings. Interest and principal payments from the underlying loans are passed through to the funds according to a schedule of payments. CMBS are structured similarly to mortgage-backed securities in that both are backed by mortgage payments. However, CMBS involve loans related to commercial property, whereas mortgage-backed securities are based on loans relating to residential property. Because commercial mortgages tend to be structured with prepayment penalties, CMBS generally carry less prepayment risk than loans backed by residential mortgages. Credit quality depends primarily on the quality of the loans themselves and on the structure of the particular deal. However, the value of these securities may change because of actual or perceived changes in the creditworthiness of the individual borrowers, their tenants, and servicing agents, or due to deterioration in the general state of commercial real estate or overall economic conditions.

• Collateralized Mortgage Obligations (“CMOs”) CMOs are bonds that are collateralized by whole loan mortgages or mortgage pass-through securities. The bonds issued in a CMO deal are divided into groups, and each group of bonds is referred to as a “tranche.” Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under such a CMO structure are retired sequentially as opposed to the pro-rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under the CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The “fastest-pay” tranche of bonds, as specified in the prospectus for the issuance, would initially receive all principal payments. When that tranche of bonds is retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche, or group of bonds, is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly pay collateral to formulate securities with short, intermediate, and long final maturities and expected average lives.

In recent years, new types of CMO tranches have evolved. These include floating-rate CMOs, planned amortization classes, accrual bonds, and CMO residuals. These newer structures affect the amount and timing of principal and interest received by each tranche from the underlying collateral. Under certain of these new structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the funds invest, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

The primary risk of any mortgage security is the uncertainty of the timing of cash flows. For CMOs, the primary risk results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the deal (priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

• U.S. Government Agency Multi-Class Pass-Through Securities Unlike CMOs, U.S. Government Agency Multi-Class Pass-Through Securities, which include FNMA Guaranteed Real Estate Mortgage Investment Conduit Pass-Through Certificates and FHLMC Multi-Class Mortgage Participation Certificates, are ownership interests in a pool of mortgage assets. Unless the context indicates otherwise, all references herein to CMOs include multi-class pass-through securities.

• Multi-Class Residential Mortgage Securities Such securities represent interests in pools of mortgage loans to residential home buyers made by commercial banks, savings and loan associations, or other financial institutions. Unlike GNMA, FNMA, and FHLMC securities, the payment of principal and interest on Multi-Class Residential Mortgage Securities is not guaranteed by the U.S. government or any of its agencies. Accordingly, yields on Multi-Class Residential Mortgage Securities have been historically higher than the yields on U.S. government mortgage securities. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. government or its agencies. Additionally, pools of such securities may be divided into senior or subordinated segments. Although subordinated mortgage securities may have a higher yield than senior mortgage securities, the risk of loss of principal is greater because losses on the underlying mortgage loans must be borne by persons holding subordinated securities before those holding senior mortgage securities.

• Privately Issued Mortgage-Backed Certificates These are pass-through certificates issued by nongovernmental issuers. Pools of conventional residential or commercial mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance. The insurance and guarantees are issued by government entities, private insurance, or the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the funds’ quality standards. The funds may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers, the investment manager determines that the securities meet the funds’ quality standards.

• Stripped Mortgage-Backed Securities These instruments are a type of potentially high-risk derivative. They represent interests in a pool of mortgages, the cash flow of which has been separated into its interest and principal components. Interest only securities (“IOs”) receive the interest portion of the cash flow while principal only securities (“POs”) receive the principal portion. IOs and POs are usually structured as tranches of a CMO. Stripped Mortgage-Backed Securities may be issued by U.S. government agencies or by private issuers similar to those described above with respect to CMOs and privately issued mortgage-backed certificates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the PO, as with other mortgage-backed securities described herein, and other debt instruments, will tend to move in the opposite direction compared to interest rates. Under the Code, POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the funds.

The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. In the case of IOs, prepayments affect the amount of cash flows provided to the investor. In contrast, prepayments on the mortgage pool affect the timing of cash flows received by investors in POs. For example, a rapid or slow rate of principal payments may have a material adverse effect on the prices of IOs or POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, investors may fail to fully recoup their initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa or is derived from a full faith and credit obligation. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the price on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

The staff of the SEC has advised the funds that it believes the funds should treat IOs and POs, other than government-issued IOs or POs backed by fixed-rate mortgages, as illiquid securities and, accordingly, limit their investments in such securities, together with all other illiquid securities, to 15% of the funds’ net assets. Under the staff’s position, the determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid may be made on a case by case basis under guidelines and standards established by the funds’ Boards. The funds’ Boards have delegated to T. Rowe Price the authority to determine the liquidity of these investments based on the following guidelines: the type of issuer; type of collateral, including age and prepayment characteristics; rate of interest on coupon relative to current market rates and the effect of the rate on the potential for prepayments; complexity of the issue’s structure, including the number of tranches; and size of the issue and the number of dealers who make a market in the IO or PO.

• Adjustable Rate Mortgage Securities (“ARMs”) ARMs, like fixed-rate mortgages, have a specified maturity date, and the principal amount of the mortgage is repaid over the life of the mortgage. Unlike fixed-rate mortgages, the interest rate on ARMs is adjusted at regular intervals based on a specified, published interest rate “index” such as a Treasury rate index. The new rate is determined by adding a specific interest amount, the “margin,” to the interest rate of the index. Investment in ARMs allows the funds to participate in changing interest rate levels through regular adjustments in the coupons of the underlying mortgages, resulting in more variable current income and lower price volatility than longer-term fixed-rate mortgage securities. ARMs are a less effective means of locking in long-term rates than fixed-rate mortgages since the income from adjustable rate mortgages will increase during periods of rising interest rates and decline during periods of falling rates.

• Other Mortgage-Related Securities Governmental, government-related, or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the investment manager will, consistent with the funds’ objectives, policies, and quality standards, consider making investments in such new types of securities.

Asset-Backed Securities

Background The asset-backed securities (“ABS”) market has been one of the fastest growing sectors of the U.S. fixed-income market since its inception in late 1985. Although initial ABS transactions were backed by auto loans and credit card receivables, today’s market has evolved to include a variety of asset types including home equity loans, student loans, equipment leases, stranded utility costs, and collateralized bond/loan obligations. For investors, securitization typically provides an opportunity to invest in high-quality securities with higher credit ratings and less downgrade/event risk than corporate bonds. Unlike mortgages, prepayments on ABS collateral are less sensitive to changes in interest rates. They can also be structured into classes that meet the market’s demand for various maturities and credit quality.

Structure Asset-backed securities are bonds that represent an ownership interest in a pool of receivables sold by originators into a special purpose vehicle (“SPV”). The collateral types can vary, so long as they are secured by homogeneous assets with relatively predictable cash flows. Assets that are transferred through a sale to a SPV are legally separated from those of the seller/servicer, which insulates investors from bankruptcy or other event risk associated with the seller/servicer of those assets. Most senior tranches of ABS are structured to a triple-A rated level through credit enhancement; however, ABS credit ratings range from AAA to non-investment-grade. Many ABS transactions are structured to include payout events/performance triggers which provide added protection against deteriorating credit quality.

ABS structures are generally categorized by two distinct types of collateral. Amortizing assets (such as home equity loans, auto loans, and equipment leases) typically pass through principal and interest payments directly to investors, while revolving assets (such as credit card receivables, home equity lines of credit, and dealer floor-plan loans) typically reinvest principal and interest payments in new collateral for a specified period of time. The majority of amortizing transactions are structured as straight sequential-pay transactions. In these structures, all principal amortization and prepayments are directed to the shortest maturity class until it is retired, then to the next shortest class and so on. The majority of revolving assets are structured as bullets, whereby investors receive periodic interest payments and only one final payment of principal at maturity.

Underlying Assets The asset-backed securities that may be purchased include securities backed by pools of mortgage-related receivables known as home equity loans, or of consumer receivables such as automobile loans or credit card loans. Other types of ABS may also be purchased. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield and return on any asset-backed security is difficult to predict with precision and actual return or yield to maturity may be more or less than the anticipated return or yield to maturity.

Methods of Allocating Cash Flows While some asset-backed securities are issued with only one class of security, many asset-backed securities are issued in more than one class, each with different payment terms. Multiple class asset-backed securities are issued for two main reasons. First, multiple classes may be used as a method of providing credit support. This is accomplished typically through creation of one or more classes whose right to payments on the asset-backed security is made subordinate to the right to such payments of the remaining class or classes. Second, multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and from those of the underlying assets. Asset-backed securities in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future. The funds may invest in such asset-backed securities if the investment is otherwise consistent with the fund’s investment objectives, policies, and restrictions.

Types of Credit Support Asset-backed securities are typically backed by a pool of assets representing the obligations of a diversified pool of numerous obligors. To lessen the effect of failures by obligors on the ability of underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two classes: liquidity protection and protection against ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained from third parties, “external credit enhancement,” through various means of structuring the transaction, “internal credit enhancement,” or through a combination of such approaches. Examples of asset-backed securities with credit support arising out of the structure of the transaction include:

• Excess Spread Typically, the first layer of protection against losses, equal to the cash flow from the underlying receivables remaining after deducting the sum of the investor coupon, servicing fees, and losses.

• Subordination Interest and principal that would have otherwise been distributed to a subordinate class is used to support the more senior classes. This feature is intended to enhance the likelihood that the holder of the senior class certificate will receive regular payments of interest and principal. Subordinate classes have a greater risk of loss than senior classes.

• Reserve Funds Cash that is deposited and/or captured in a designated account that may be used to cover any shortfalls in principal, interest, or servicing fees.

• Overcollateralization A form of credit enhancement whereby the principal amount of collateral used to secure a given transaction exceeds the principal of the securities issued. Overcollateralization can be created at the time of issuance or may build over time.

• Surety Bonds Typically consist of third-party guarantees to irrevocably and unconditionally make timely payments of interest and ultimate repayment of principal in the event there are insufficient cash flows from the underlying collateral.

The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Depending upon the type of assets securitized, historical information on credit risk and prepayment rates may be limited or even unavailable. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security. There is no guarantee that the amount of any type of credit enhancement available will be sufficient to protect against future losses on the underlying collateral.

Some of the specific types of ABS that the funds may invest in include the following:

• Home Equity Loans These ABS typically are backed by pools of mortgage loans made to subprime borrowers or borrowers with blemished credit histories. The underwriting standards for these loans are more flexible than the standards generally used by banks for borrowers with non-blemished credit histories with regard to the borrower’s credit standing and repayment ability. Borrowers who qualify generally have impaired credit histories, which may include a record of major derogatory credit items such as outstanding judgments or prior bankruptcies. In addition, they may not have the documentation required to qualify for a standard mortgage loan.

As a result, the mortgage loans in the mortgage pool are likely to experience rates of delinquency, foreclosure, and bankruptcy that are higher, and that may be substantially higher, than those experienced by mortgage loans underwritten in a more traditional manner. Furthermore, changes in the values of the mortgaged properties, as well as changes in interest rates, may have a greater effect on the delinquency, foreclosure, bankruptcy, and loss experience of the mortgage loans in the mortgage pool than on mortgage loans originated in a more traditional manner.

With respect to first lien mortgage loans, the underwriting standards do not prohibit a mortgagor from obtaining, at the time of origination of the originator’s first lien mortgage loan, additional financing which is subordinate to that first lien mortgage loan, which subordinate financing would reduce the equity the mortgagor would otherwise appear to have in the related mortgaged property as indicated in the loan-to-value ratio.

Risk regarding mortgage rates

The pass-through rates on the adjustable-rate certificates may adjust monthly and are generally based on one-month LIBOR. The mortgage rates on the mortgage loans are either fixed or adjusted semiannually based on six-month LIBOR, which is referred to as a mortgage index. Because the mortgage index may respond to various economic and market factors different than those affecting one-month LIBOR, there is not necessarily a correlation in the movement between the interest rates on those mortgage loans and the pass-through rates of the adjustable rate certificates. As a result, the interest payable on the related interest-bearing certificates may be reduced because of the imposition of a pass-through rate cap called the “net rate cap.”

Yield and reinvestment could be adversely affected by unpredictability of prepayments

No one can accurately predict the level of prepayments that an asset-backed mortgage pool may experience. Factors which influence prepayment behavior include general economic conditions, the level of prevailing interest rates, the availability of alternative financing, the applicability of prepayment charges, and homeowner mobility. Reinvestment risk results from a faster or slower rate of principal payments than expected. A rising interest rate environment and the resulting slowing of prepayments could result in greater volatility of these securities. A falling interest rate environment and the resulting increase in prepayments could require reinvestment in lower yielding securities.

Credit Card-Backed Securities These ABS are backed by revolving pools of credit card receivables. Due to the revolving nature of these assets, the credit quality could change over time. Unlike most other asset-backed securities, credit card receivables are unsecured obligations of the cardholder and payments by cardholders are the primary source of payment on these securities. The revolving nature of these card accounts generally provides for monthly payments to the trust. In order to issue securities with longer dated maturities, most Credit Card-Backed Securities are issued with an initial “revolving” period during which collections are reinvested in new receivables. The revolving period may be shortened upon the occurrence of specified events which may signal a potential deterioration in the quality of the assets backing the security.

Automobile Loans These ABS are backed by receivables from motor vehicle installment sales contracts or installment loans secured by motor vehicles. These securities are primarily discrete pools of assets which pay down over the life of the ABS. The securities are not obligations of the seller of the vehicle, or servicer of the loans. The primary source of funds for payments on the securities comes from payment on the underlying trust receivables as well as from credit support.

Term Asset-Backed Securities Loan Facility

Certain funds that may purchase ABS and CMBS also have indirect exposure to the Term Asset-Backed Securities Loan Facility (“TALF”), provided by the Federal Reserve Bank of New York (“FRBNY”). TALF provides eligible borrowers with non-recourse funding secured by eligible ABS and CMBS owned by the borrower or acquired with the proceeds from the loans. “TALF-eligible securities” include certain ABS and CMBS as determined by the FRBNY, and may change from time to time. TALF loans are considered non-recourse because, if the fund does not repay the principal and interest on the loans, the FRBNY may generally enforce its rights only against the pledged collateral and not against other assets of the fund.

Under TALF, a fund is able to borrow from the FRBNY to purchase TALF-eligible securities by pledging such securities as collateral for the loan, paying an up-front haircut amount that usually ranges from 5-15% of the value of the TALF-eligible securities that serve as collateral, and paying an administrative fee to the FRBNY. The terms of TALF loans are generally three or five years depending upon the type of collateral pledged by the fund.

The FRBNY receives interest and principal payments on the collateral, which are applied to repayment of the TALF loan, and any amounts remaining are paid to the fund. The fund remains responsible for any principal loss on a TALF-eligible security purchased by the fund. If, however, the fund determines that the principal loss is in an amount equal to or greater than the fund’s haircut for the related TALF loan, the fund may choose to exercise its rights under TALF to put such TALF-eligible security back to the FRBNY in complete satisfaction of the fund’s obligations under the related TALF loan. Thus, a fund should not be at risk, except in very limited circumstances, for losses in excess of its haircut because of the non-recourse nature of the TALF loan and the fund’s ability to put back the collateral to cancel the loan.

Borrowing money from the FRBNY under the TALF may involve leverage because a fund will reinvest the proceeds from the TALF loan in other assets. Borrowings may amplify the effect on the fund’s net asset value of any increase or decrease in the value of the security purchased with the borrowings. However, since the TALF loans are non-recourse and the fund may surrender collateral pledged at any time in full satisfaction of its obligation, this may minimize some of the risks of leverage.

While not anticipated, if the periodic interest and principal payments due on a TALF loan exceed the amounts received on the pledged TALF-eligible security, the fund may be required to pay such additional amounts from its other portfolio assets which could cause the fund to sell other holdings at times when it might not otherwise choose to do so. The fund may, however, surrender the collateral and terminate the TALF loan.

Although TALF was closed for new loan extensions on June 30, 2010, certain funds maintain indirect exposure to TALF by investing in a T. Rowe Price-managed pooled vehicle that participated directly in TALF. There will be no additional management fees charged to the investing funds as a result of their investments in the T. Rowe Price-managed pooled vehicle that focuses its investments in TALF loans, although the investing funds will bear their proportionate share of the pooled vehicle’s operating expenses. Fund investments in the pooled vehicle are limited to 10% of their total assets.

Inflation-Linked Securities

Inflation-linked securities are income-generating instruments whose interest and principal payments are adjusted for inflation—a sustained increase in prices that erodes the purchasing power of money. TIPS, or Treasury inflation-protected securities, are inflation-linked securities issued by the U.S. government. Inflation-linked bonds are also issued by corporations, U.S. government agencies, states, and foreign countries. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index (CPI). A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of your investment. Because of this inflation-adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. Municipal inflation bonds generally have a fixed principal amount and the inflation component is reflected in the nominal coupon.

Inflation-protected bonds normally will decline in price when real interest rates rise. (A real interest rate is calculated by subtracting the inflation rate from a nominal interest rate. For example, if a 10-year Treasury note is yielding 5% and the rate of inflation is 2%, the real interest rate is 3%.) If inflation is negative, the principal and income of an inflation-protected bond will decline and could result in losses for the fund.

Inflation adjustments or TIPS that exceed deflation adjustments for the year will be distributed by a fund as a short-term capital gain, resulting in ordinary income to shareholders. Net deflation adjustments for a year could result in all or a portion of dividends paid earlier in the year by a fund being treated as a return of capital.

Collateralized Bond or Loan Obligations

Collateralized Bond Obligations (“CBOs”) are bonds collateralized by corporate bonds, mortgages, or asset-backed securities and Collateralized Loan Obligations (“CLOs”) are bonds collateralized by bank loans. CBOs and CLOs are structured into tranches, and payments are allocated such that each tranche has a predictable cash flow stream and average life. CBOs are fairly recent entrants to the fixed-income market. Most CBOs issued to date have been collateralized by high-yield bonds or loans, with heavy credit enhancement.

Loan Participations and Assignments

Loan participations and assignments (collectively, “participations”) will typically be participating interests in loans made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan, to corporate borrowers to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buyouts, and other corporate activities. Such loans may also have been made to governmental borrowers, especially governments of developing countries which is referred to as Loans to Developing Countries debt

(“LDC debt”). LDC debt will involve the risk that the governmental entity responsible for the repayment of the debt may be unable or unwilling to do so when due. The loans underlying such participations may be secured or unsecured, and the funds may invest in loans collateralized by mortgages on real property or which have no collateral. The loan participations themselves may extend for the entire term of the loan or may extend only for short “strips” that correspond to a quarterly or monthly floating-rate interest period on the underlying loan. Thus, a term or revolving credit that extends for several years may be subdivided into shorter periods.

The loan participations in which the funds will invest will also vary in legal structure. Occasionally, lenders assign to another institution both the lender’s rights and obligations under a credit agreement. Since this type of assignment relieves the original lender of its obligations, it is called a novation. More typically, a lender assigns only its right to receive payments of principal and interest under a promissory note, credit agreement, or similar document. A true assignment shifts to the assignee the direct debtor-creditor relationship with the underlying borrower. Alternatively, a lender may assign only part of its rights to receive payments pursuant to the underlying instrument or loan agreement. Such partial assignments, which are more accurately characterized as “participating interests,” do not shift the debtor-creditor relationship to the assignee, who must rely on the original lending institution to collect sums due and to otherwise enforce its rights against the agent bank which administers the loan or against the underlying borrower.

There may not be a recognizable, liquid public market for loan participations. To the extent this is the case, the funds would consider the loan participation as illiquid and subject to the funds’ restriction on investing no more than 15% of their net assets in illiquid securities.

Where required by applicable SEC positions, the funds will treat both the corporate borrower and the bank selling the participation interest as an issuer for purposes of its fundamental investment restriction on diversification.

Various service fees received by the funds from loan participations may be treated as non-interest income depending on the nature of the fee (commitment, takedown, commission, service, or loan origination). To the extent the service fees are not interest income, they will not qualify as income under Section 851(b) of the Code. Thus the sum of such fees plus any other nonqualifying income earned by the funds cannot exceed 10% of total income.

Zero-Coupon and Pay-in-Kind Bonds

A zero-coupon security has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. The advantage to the investor is that reinvestment risk of the income received during the life of the bond is eliminated. However, zero-coupon bonds, like other bonds, retain interest rate and credit risk and usually display more price volatility than those securities that pay a cash coupon.

Pay-in-Kind (“PIK”) Instruments are securities that pay interest in either cash or additional securities, at the issuer’s option, for a specified period. PIKs, like zero-coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest). The price of PIK bonds is expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIKs are usually less volatile than zero-coupon bonds, but more volatile than cash pay securities.

For federal income tax purposes, these types of bonds will require the recognition of gross income each year even though no cash may be paid to the funds until the maturity or call date of the bond. The funds will nonetheless be required to distribute substantially all of this gross income each year to comply with the Code, and such distributions could reduce the amount of cash available for investment by the funds.

Trade Claims

Trade claims are non-securitized rights of payment arising from obligations other than borrowed funds. Trade claims typically arise when, in the ordinary course of business, vendors and suppliers extend credit to a company by offering payment terms. Generally, when a company files for bankruptcy protection, payments on these trade claims cease and the claims are subject to compromise along with the other debts of the company. Trade claims typically are bought and sold at a discount reflecting the degree of uncertainty with respect to the timing and extent of recovery. In addition to the risks otherwise associated with low-quality obligations, trade claims have other risks, including the possibility that the amount of the claim may be disputed by the obligor.

Many vendors are either unwilling or lack the resources to hold their claim through the extended bankruptcy process with an uncertain outcome and timing. Some vendors are also aggressive in establishing reserves against these receivables, so that the sale of the claim at a discount may not result in the recognition of a loss.

Trade claims can represent an attractive investment opportunity because these claims typically are priced at a discount to comparable public securities. This discount is a reflection of a less liquid market, a smaller universe of potential buyers, and the risks peculiar to trade claim investing. It is not unusual for trade claims to be priced at a discount to public securities that have an equal or lower priority claim.

As noted above, investing in trade claims does carry some unique risks which include:

• Establishing the Amount of the Claim Frequently, the supplier’s estimate of its receivable will differ from the customer’s estimate of its payable. Resolution of these differences can result in a reduction in the amount of the claim. This risk can be reduced by only purchasing scheduled claims (claims already listed as liabilities by the debtor) and seeking representations from the seller.

• Defenses to Claims The debtor has a variety of defenses that can be asserted under the bankruptcy code against any claim. Trade claims are subject to these defenses, the most common of which for trade claims relates to preference payments. (Preference payments are all payments made by the debtor during the 90 days prior to the filing. These payments are presumed to have benefited the receiving creditor at the expense of the other creditors. The receiving creditor may be required to return the payment unless it can show the payments were received in the ordinary course of business.) While none of these defenses can result in any additional liability of the purchaser of the trade claim, they can reduce or wipe out the entire purchased claim. This risk can be reduced by seeking representations and indemnification from the seller.

• Documentation/Indemnification Each trade claim purchased requires documentation that must be negotiated between the buyer and seller. This documentation is extremely important since it can protect the purchaser from losses such as those described above. Legal expenses in negotiating a purchase agreement can be fairly high. Additionally, it is important to note that the value of an indemnification depends on the seller’s credit.

• Volatile Pricing Due to Illiquid Market There are only a handful of brokers for trade claims and the quoted price of these claims can be volatile. Generally, it is expected that trade claims would be considered illiquid investments.

• No Current Yield/Ultimate Recovery Trade claims are almost never entitled to earn interest. As a result, the return on such an investment is very sensitive to the length of the bankruptcy, which is uncertain. Although not unique to trade claims, it is worth noting that the ultimate recovery on the claim is uncertain and there is no way to calculate a conventional yield to maturity on this investment. Additionally, the exit for this investment is a plan of reorganization which may include the distribution of new securities. These securities may be as illiquid as the original trade claim investment.

• Tax Issue Although the issue is not free from doubt, it is likely that trade claims would be treated as non-securities investments. As a result, any gains would be considered “nonqualifying” under the Code. The funds may have up to 10% of their gross income (including capital gains) derived from nonqualifying sources.

Municipal Securities

Subject to the investment objectives and programs described in the prospectus and the additional investment restrictions described in this SAI, the funds’ portfolios may consist of any combination of the various types of municipal securities described below or other types of municipal securities that may be developed. The amount of the funds’ assets invested in any particular type of municipal security can be expected to vary.

The term “municipal securities” means obligations issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities, as well as certain other persons and entities, the interest from which is generally exempt from federal income tax. In determining the tax-exempt status of a municipal security, the funds rely on the opinion of the issuer’s bond counsel at the time of the issuance of the security. However, it is possible this opinion could be overturned, and, as a result, the interest received by the funds from a municipal security assumed to be tax-exempt might not be exempt from federal income tax.

Municipal securities are normally classified by maturity as notes, bonds, or adjustable rate securities. Municipal securities include the following:

Municipal notes generally are used to provide short-term operating or capital needs and generally have maturities of one year or less.

• Tax Anticipation Notes Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, property, use, and business taxes, and are payable from these specific future taxes.

• Revenue Anticipation Notes Revenue anticipation notes are issued in expectation of receipt of revenues, such as sales taxes, toll revenues, or water and sewer charges, that are used to pay off the notes.

• Bond Anticipation Notes Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

• Tax-Exempt Commercial Paper Tax-exempt commercial paper is a short-term obligation with a stated maturity of 270 days or less. It is issued by state and local governments or their agencies to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: general obligation bonds and revenue bonds. Additional categories of potential purchases include lease revenue bonds and prerefunded/escrowed to maturity bonds, private activity bonds, industrial development bonds, and participation interests.

• General Obligation Bonds Issuers of general obligation bonds include states, counties, cities, towns, and special districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, public buildings, highways and roads, and general projects not supported by user fees or specifically identified revenues. The basic security behind general obligation bonds is the issuer’s pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments. In many cases voter approval is required before an issuer may sell this type of bond.

• Revenue Bonds The principal security for a revenue bond is generally the net revenues derived from a particular facility or enterprise or, in some cases, the proceeds of a special charge or other pledged revenue source. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water, and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Revenue bonds are sometimes used to finance various privately operated facilities provided they meet certain tests established for tax-exempt status.

Although the principal security behind these bonds may vary, many provide additional security in the form of a mortgage or debt service reserve fund. Some authorities provide further security in the form of the state’s ability (without obligation) to make up deficiencies in the debt service reserve fund. Revenue bonds usually do not require prior voter approval before they may be issued.

• Lease Revenue Bonds Municipal borrowers may also finance capital improvements or purchases with tax-exempt leases. The security for a lease is generally the borrower’s pledge to make annual appropriations for lease payments. The lease payment is treated as an operating expense subject to appropriation risk and not a full faith and credit obligation of the issuer. Lease revenue bonds are generally considered less secure than a general obligation or revenue bond and often do not include a debt service reserve fund. To the extent the funds’ Boards determine such securities are illiquid, they will be subject to the funds’ limit on illiquid securities. There have also been certain legal challenges to the use of lease revenue bonds in various states.

The liquidity of such securities will be determined based on a variety of factors which may include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer; and (5) the rating assigned to the obligation by an established rating agency or T. Rowe Price.

• Prerefunded/Escrowed to Maturity Bonds Certain municipal bonds have been refunded with a later bond issue from the same issuer. The proceeds from the later issue are used to defease the original issue. In many cases the original issue cannot be redeemed or repaid until the first call date or original maturity date. In these cases, the refunding bond proceeds typically are used to buy U.S. Treasury securities that are held in an escrow account until the original call date or maturity date. The original bonds then become “prerefunded” or “escrowed to maturity” and are considered high-quality investments. While still tax-exempt, the security is the proceeds of the escrow account. To the extent permitted by the SEC and the Internal Revenue Service, a fund’s investment in such securities refunded with U.S. Treasury securities will, for purposes of diversification rules applicable to the funds, be considered an investment in U.S. Treasury securities.

• Private Activity Bonds Under current tax law, all municipal debt is divided broadly into two groups: governmental purpose bonds and private activity bonds. Governmental purpose bonds are issued to finance traditional public purpose projects such as public buildings and roads. Private activity bonds may be issued by a state or local government or public authority but principally benefit private users and are considered taxable unless a specific exemption is provided.

The tax code currently provides exemptions for certain private activity bonds such as not-for-profit hospital bonds, small-issue industrial development revenue bonds, and mortgage subsidy bonds, which may still be issued as tax-exempt bonds. Interest on tax exempt private activity bonds has generally been subject to alternative minimum tax (AMT). However, interest on all private activity bonds issued in 2009 or 2010 will be exempt from AMT. In addition, interest on private activity bonds that were issued after 2003, and refunded during 2009 or 2010, will be exempt from AMT.

• Industrial Development Bonds Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

• Build America Bonds The American Recovery and Reinvestment Act of 2009 created Build America Bonds, which allowed state and local governments to issue taxable bonds to finance any capital expenditures for which they otherwise could issue tax-exempt governmental bonds. State and local governments received a federal subsidy payment for a portion of their borrowing costs on these bonds equal to 35% of the total coupon interest paid to investors. The municipality could elect to either take the federal subsidy or it can pass a 35% tax credit along to bondholders. Investments in these bonds will result in taxable interest income and the funds may elect to pass through to shareholders any corresponding tax credits. The tax credits can generally be used to offset federal income taxes and the alternative minimum tax, but those tax credits are generally not refundable.

• Participation Interests The funds may purchase from third parties participation interests in all or part of specific holdings of municipal securities. The purchase may take different forms: in the case of short-term securities, the participation may be backed by a liquidity facility that allows the interest to be sold back to the third party (such as a trust, broker, or bank) for a predetermined price of par at stated intervals. The seller may receive a fee from the funds in connection with the arrangement.

In the case of longer-term bonds, the funds may purchase interests in a pool of municipal bonds or a single municipal bond or lease without the right to sell the interest back to the third party.

The funds will not purchase participation interests unless a satisfactory opinion of counsel or ruling of the Internal Revenue Service has been issued that the interest earned from the municipal securities on which the funds hold participation interests is exempt from federal income tax to the funds. However, there is no guarantee the IRS would treat such interest income as tax-exempt.

When-Issued Securities

New issues of municipal securities are often offered on a when-issued basis; that is, delivery and payment for the securities normally takes place 15 to 45 days or more after the date of the commitment to purchase. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. The funds will only make a commitment to purchase such securities with the intention of actually acquiring the securities. However, the funds may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. The funds will maintain cash, high-grade marketable debt securities, or other suitable cover with its custodian bank equal in value to commitments for when-issued securities. Such securities either will mature or, if necessary, be sold on or before the settlement date. Securities purchased on a when-issued basis and the securities held in the funds’ portfolios are subject to changes in market value based upon the public perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in similar changes in value, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent the funds remain fully invested or almost fully invested at the same time that they have purchased securities on a when-issued basis, there will be greater fluctuations in their net asset value than if they solely set aside cash to pay for when-issued securities. In the case of the money funds, this could increase the possibility that the market value of the funds’ assets could vary from $1.00 per share. In addition, there will be a greater potential for the realization of capital gains, which are not exempt from federal income tax. When the time comes to pay for when-issued securities, the funds will meet their obligations from then-available cash flow, sale of securities, or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a value greater or less than the payment obligation). The policies described in this paragraph are not fundamental and may be changed by the funds upon notice to shareholders.

Forwards

In some cases, the funds may purchase bonds on a when-issued basis with longer-than-standard settlement dates, in some cases exceeding one to two years. In such cases, the funds must execute a receipt evidencing the obligation to purchase the bond on the specified issue date, and must segregate cash internally to meet that forward commitment. Municipal “forwards” typically carry a substantial yield premium to compensate the buyer for the risks associated with a long when-issued period, including: shifts in market interest rates that could materially impact the principal value of the bond, deterioration in the credit quality of the issuer, loss of alternative investment options during the when-issued period, changes in tax law or issuer actions that would affect the exempt interest status of the bonds and prevent delivery, failure of the issuer to complete various steps required to issue the bonds, and limited liquidity for the buyer to sell the escrow receipts during the when-issued period.

Residual Interest Bonds

Residual interest bonds are a type of high-risk derivative. The funds may purchase municipal bond issues that are structured as two-part, residual interest bond and variable rate security offerings. The issuer is obligated only to pay a fixed amount of tax-free income that is to be divided among the holders of the two securities. The interest rate for the holders of the short-term, variable rate securities will typically be determined by an index or auction process held approximately every seven to 35 days while the long-term bondholders will receive all interest paid by the issuer minus the amount given to the variable rate security holders and a nominal auction fee. Therefore, the coupon of the residual interest bonds, and thus the income received, will move inversely with respect to short-term, 7- to 35-day tax-exempt interest rates. There is no assurance that the auction will be successful and that the variable rate security will provide short-term liquidity. The issuer is not obligated to provide such liquidity. In general, these securities offer a significant yield advantage over standard municipal securities, due to the uncertainty of the shape of the yield curve (i.e., short-term versus long-term rates) and consequent income flows, but tend to be more volatile than other municipal securities of similar maturity and credit quality.

Unlike many adjustable rate securities, residual interest bonds are not necessarily expected to trade at par and in fact present significant market risks. In certain market environments, residual interest bonds may carry substantial premiums, trade at deep discounts, or have limited liquidity. Residual interest bonds entail varying degrees of leverage, which could result in greater volatility and losses greater than investing directly in the underlying municipal bond.

The funds may invest in other types of derivative instruments as they become available.

For the purpose of the funds’ investment restrictions, the identification of the “issuer” of municipal securities which are not general obligation bonds is made by T. Rowe Price, on the basis of the characteristics of the obligation as described above, the most significant of which is the source of funds for the payment of principal and interest on such securities.

There are, of course, other types of securities that are or may become available that are similar to the foregoing, and the funds may invest in these securities.

Adjustable Rate Securities

Generally, the maturity of a security is deemed to be the period remaining until the date (noted on the face of the instrument) on which the principal amount must be paid or, in the case of an instrument called for redemption, the date on which the redemption payment must be made. However, certain securities may be issued with demand features or adjustable interest rates that are reset periodically by predetermined formulas or indexes in order to minimize movements in the principal value of the investment in accordance with Rule 2a-7 under the 1940 Act. Such securities may have long-term maturities, but may be treated as a short-term investment under certain conditions. Generally, as interest rates decrease or increase, the potential for capital appreciation or depreciation on these securities is less than for fixed rate obligations. These securities may take a variety of forms, including variable rate, floating rate, and put option securities.

Variable Rate Securities Variable rate instruments are those whose terms provide for the adjustment of their interest rates on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A variable rate instrument, the principal amount of which is scheduled to be paid in 397 days or less, is deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A variable rate instrument which is subject to a demand feature entitles the purchaser to receive the principal amount of the underlying security or securities, either (i) upon notice of no more than 30 days or (ii) at specified intervals not exceeding 397 days and upon no more than 30 days’ notice, is deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

Forward Commitment Contracts

The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date. Normally, the settlement date occurs within 90 days of the purchase for when-issueds, but may be substantially longer for forwards. During the period between purchase and settlement, no payment is made by the funds to the issuer and no interest accrues to the funds. The purchase of these securities will result in a loss if their values decline prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement. The longer the period between purchase and settlement, the greater the risks. At the time the funds make the commitment to purchase these securities, it will record the transaction and reflect the value of the security in determining its net asset value. The funds will cover these securities by maintaining cash, liquid, high-grade debt securities, or other suitable cover as permitted by the SEC with its custodian bank equal in value to its commitments for the securities during the time between the purchase and the settlement. Therefore, the longer this period, the longer the period during which alternative investment options are not available to the funds (to the extent of the securities used for cover). Such securities either will mature or, if necessary, be sold on or before the settlement date.

To the extent the funds remain fully or almost fully invested (in securities with a remaining maturity of more than one year) at the same time they purchase these securities, there will be greater fluctuations in the funds’ net asset value than if the funds did not purchase them.

Real Estate Investment Trusts (“REITs”)

Investments in REITs may experience many of the same risks involved with investing in real estate directly. These risks include: declines in real estate values, risks related to local or general economic conditions, particularly lack of demand, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, heavy cash flow dependency, possible lack of availability of mortgage funds, obsolescence, losses due to natural disasters, condemnation of properties, regulatory limitations on rents and fluctuations in rental income, variations in market rental rates, and possible environmental liabilities. REITs may own real estate properties (“Equity REITs”) and be subject to these risks directly, or may make or purchase mortgages (“Mortgage REITs”) and be subject to these risks indirectly through underlying construction, development, and long-term mortgage loans that may default or have payment problems.

Equity REITs can be affected by rising interest rates that may cause investors to demand a high annual yield from future distributions which, in turn, could decrease the market prices for the REITs. In addition, rising interest rates also increase the costs of obtaining financing for real estate projects. Since many real estate projects are dependent upon receiving financing, this could cause the value of the Equity REITs in which the funds invest to decline.

Mortgage REITs may hold mortgages that the mortgagors elect to prepay during periods of declining interest rates, which may diminish the yield on such REITs. In addition, borrowers may not be able to repay mortgages when due, which could have a negative effect on the funds.

Some REITs have relatively small market capitalizations which could increase their volatility. REITs tend to be dependent upon specialized management skills and have limited diversification so they are subject to risks inherent in operating and financing a limited number of properties. In addition, when the funds invest in REITs, a shareholder will bear his proportionate share of fund expenses and indirectly bear similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders. Certain REITS may be able to pay up to 90% of their dividends in the form of stock instead of cash. Even if a fund receives all or part of a REIT distribution in stock, the fund will still be deemed to have received 100% of the distribution in cash and the entire distribution will be part of the fund’s taxable income. In addition, both Equity and Mortgage REITs are subject to the risks of failing to qualify for tax-free status of income under the Code or failing to maintain their exemptions from the 1940 Act.

Illiquid or Restricted Securities

Some fund holdings may be considered illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold in the ordinary course of business at approximately the price at which the fund values them. The determination of whether a holding is considered liquid or illiquid involves a variety of factors. Certain restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the funds’ Boards. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the funds should be in a position where more than the allowable amount of its net assets is invested in illiquid assets, including restricted securities, the funds will take appropriate steps to protect liquidity.

Notwithstanding the above, the funds may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The liquidity of these securities is monitored based on a variety of factors.

All Funds (other than the Money Funds)

Investments in Other Investment Companies

Unaffiliated Investment Companies The funds may invest in other investment companies that are not sponsored by T. Rowe Price, which include open-end funds, closed-end funds, exchange-traded funds (“ETFs”), unit investment trusts, and other investment companies that have elected to be treated as business development companies under the 1940 Act.

The funds may purchase shares of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. The funds might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the fund may not be able to buy those securities directly. Any investment in another investment company would be consistent with a fund’s objective and investment program.

Investing in another investment company involves risks similar to those of investing directly in the investment company’s portfolio securities, including the risk that the values of the portfolio securities may fluctuate due to changes in the financial condition of the securities’ issuers and other market factors. An investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. In addition, because closed-end funds trade on a stock exchange or in the OTC market and ETFs trade on a securities exchange, their shares may trade at a substantial premium or discount to the actual net asset value of its portfolio securities and their potential lack of liquidity could result in greater volatility.

If a fund invests in a non-T. Rowe Price investment company, the fund must pay its proportionate share of that investment company’s fees and expenses, which are in addition to the management fee and other operational expenses incurred by the fund. The expenses associated with certain investment companies, such as business development companies, may be significant. The fund could also incur a sales charge or redemption fee in connection with purchasing or redeeming an investment company security.

A T. Rowe Price fund’s investments in non-T. Rowe Price registered investment companies are subject to the limits that apply to such investments under the 1940 Act unless the fund invests in reliance on exemptive relief which permits it to exceed the 1940 Act limits. The 1940 Act generally provides that a fund may invest up to 10% of its total assets in securities of other investment companies. In addition, a fund may not own more than 3% of the total outstanding voting stock of any investment company and not more than 5% of the fund’s total assets may be in invested in a particular investment company.

Affiliated Investment Companies The funds may also invest in certain other T. Rowe Price mutual funds as a means of gaining efficient and cost-effective exposure to specific asset classes, provided the investment is consistent with an investing fund’s investment program and policies. Such an investment could allow the fund to obtain the benefits of a more diversified portfolio than might otherwise be available through direct investments in the asset class, and will subject the fund to the risks associated with the particular asset class. Examples of asset classes in which other T. Rowe Price mutual funds invest include high yield bonds, floating rate loans, international bonds, emerging market bonds, and emerging market stocks. To ensure that the fund does not incur duplicate management fees as a result of its investment in another T. Rowe Price fund, the management fee paid by the fund will be reduced in an amount sufficient to offset the fees paid by the underlying fund related to the investment.

Money Funds

Determination of Maturity of Money Market Securities

The funds may only purchase securities which at the time of investment have remaining maturities of 397 calendar days or less, or adjustable rate government securities that may have maturities longer than 397 days but have interest rate resets within 397 days. The other funds may also purchase money market securities. In determining the maturity of money market securities, funds will follow the provisions of Rule 2a-7 under the 1940 Act.

First Tier Money Market Securities Defined

At least 97% of the funds’ total assets will be maintained in first tier money market securities. First tier money market securities are those which are described as First Tier Securities under Rule 2a-7 of the 1940 Act. These include any security with a remaining maturity of 397 days or less, and adjustable rate government securities with longer maturities but interest rate resets within 397 days, that are rated (or that has been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class that is comparable in priority and security with the security) by any two nationally recognized statistical rating organizations (or if only one NRSRO has issued a rating, that NRSRO) in the highest rating category for short-term debt obligations (within which there may be sub-categories). First Tier Securities also include unrated securities comparable in quality to rated securities, as determined by T. Rowe Price pursuant to written guidelines established in accordance with Rule 2a-7 under the 1940 Act under the supervision of the funds’ Boards.

DERIVATIVES

The funds may use derivatives whose characteristics are consistent with the funds’ investment program.

A derivative is a financial instrument that has a value based on – or “derived from” – the value of other assets, reference rates, or indexes. Derivatives generally take the form of contracts under which the parties agree to payments between them based upon the performance of a wide variety of underlying references, such as stocks, bonds, commodities, interest rates, currency exchange rates, and various domestic and foreign indexes. The main types of derivatives are futures, options, forward contracts, swaps, and hybrid instruments.

Like most other fund investments, derivatives are subject to the risk that the market value of the underlying asset will change in a way detrimental to the funds’ interest. However, the risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Because some derivatives involve leverage, returns can be magnified, either positively or negatively, and adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself.

Some derivatives are traded on exchanges, while other derivatives are privately negotiated and entered into in the OTC market. Exchange-traded derivatives are traded via specialized derivatives exchanges or other securities exchanges. The exchange acts as an intermediary to the transactions and the terms for each type of contract are generally standardized. OTC derivatives are traded between two parties directly without going through a regulated exchange. The terms of the contract are subject to negotiation by the parties to the contract.

OTC derivatives are subject to counterparty risk, whereas the exposure to default for exchange-traded derivatives is assumed by the exchange’s clearinghouse. Counterparty risk is the risk that a party to an OTC derivatives contract may fail to perform on its obligations. A loss may be sustained as a result of the insolvency or bankruptcy of the counterparty, or the failure of the counterparty to make required payments or comply with the terms of the contract. In the event of insolvency of the counterparty, the funds may be unable to liquidate a derivatives position. Because the purchase and sale of an OTC derivative does not have the guarantee of a central clearing organization, the creditworthiness of the counterparty is an additional risk factor that the funds need to consider and monitor.

Futures Contracts

Futures contracts are a type of potentially high-risk derivative.

Transactions in Futures

The funds may enter into futures contracts including stock index, interest rate, and currency futures (“futures” or “futures contracts”).

Interest rate or currency futures contracts may be used as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the funds. Interest rate or currency futures can be sold as an offset against the effect of expected increases in interest rates or currency exchange rates and purchased as an offset against the effect of expected declines in interest rates or currency exchange rates.

Futures can also be used as an efficient means of regulating the funds’ exposure to the market.

Index Funds may only enter into futures contracts that are appropriate for their investment programs to provide an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. Otherwise, the nature of such futures and the regulatory limitations and risks to which they are subject are the same as those described below.

Stock index futures contracts may be used to provide a hedge for a portion of the funds’ portfolios, as a cash management tool, or as an efficient way to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. The funds may purchase or sell futures contracts with respect to any stock index. Nevertheless, to hedge the funds’ portfolios successfully, the funds must sell futures contracts with respect to indices or subindices whose movements will have a significant correlation with movements in the prices of the funds’ portfolio securities.

The funds will enter into futures contracts that are traded on national (or foreign) futures exchanges and are standardized as to maturity date and underlying financial instrument. A public market exists in futures contracts covering various taxable fixed-income securities as well as municipal bonds. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (“CFTC”). Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the funds’ objectives in these areas.

Limitations on Futures

If the funds purchase or sell futures contracts or related options which do not qualify as bona fide hedging under applicable CFTC rules, the aggregate initial margin deposits and premium required to establish those positions cannot exceed 5% of the liquidation value of the funds after taking into account unrealized profits and unrealized losses on any such contracts they have entered into, provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. For purposes of this policy, options on futures contracts and foreign currency options traded on a commodities exchange will be considered “related options.” This policy may be modified by the Boards without a shareholder vote and does not limit the percentage of the funds’ assets at risk to 5%.

In instances involving the purchase of futures contracts or the writing of call or put options thereon by the funds, an amount of cash, liquid assets, or other suitable cover as permitted by the SEC, equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be identified by the funds to cover the position, or alternative cover (such as owning an offsetting position) will be employed. Assets used as cover or held in an identified account cannot be sold while the position in the corresponding option or future is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the funds’ assets to cover or identified accounts could impede portfolio management or the funds’ ability to meet redemption requests or other current obligations.

If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, the funds would comply with such new restrictions.

For funds that utilize futures contracts, a notice has been filed on behalf of the funds with the National Futures Association claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder. Accordingly, such funds have not been subject to registration or regulation as CPOs.

However, the CFTC has adopted recent amendments to its rules that would limit the ability of a mutual fund to use commodities, futures, swaps and certain other derivatives if its investment adviser does not register with the CFTC as a “commodity pool operator” with respect to the fund. It is expected that all of the Price Funds will normally execute their investment programs within the limits and exemptions prescribed by the CFTC’s rules. As a result, T. Rowe Price does not intend to register with the CFTC as a commodity pool operator on behalf of any of the Price Funds. In the event one of the Price Funds engages in transactions that necessitate future registration with the CFTC, T. Rowe Price will register as a commodity pool operator and comply with applicable regulations with respect to that fund. Compliance with these additional regulatory requirements could increase the fund’s expenses.

Trading in Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time, and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when the funds purchase or sell a security, no price would be paid or received by the funds upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the funds’ open positions in futures contracts, the funds would be required to deposit in a segregated account with the clearing broker for the futures contract an amount of cash or liquid assets known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

Financial futures are valued daily at closing settlement prices. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the clearing broker will require a payment by the funds (“variation margin”) to restore the margin account to the amount of the initial margin.

Subsequent payments (“mark-to-market payments”) to and from the futures clearing broker are made on a daily basis as the price of the underlying assets fluctuates, making the long and short positions in the futures contract more or less valuable. If the value of the open futures position increases in the case of a sale or decreases in the case of a purchase, the funds will pay the amount of the daily change in value to the clearing broker. However, if the value of the open futures position decreases in the case of a sale or increases in the case of a purchase, the clearing broker will pay the amount of the daily change in value to the funds.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice, most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical securities and the same delivery date. If the offsetting purchase price is less than the original sale price, the funds realize a gain; if it is more, the funds realize a loss. Conversely, if the offsetting sale price is more than the original purchase price, the funds realize a gain; if it is less, the funds realize a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the funds will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the funds are not able to enter into an offsetting transaction, the funds will continue to be required to maintain the margin deposits on the futures contract.

As an example of an offsetting transaction in which the underlying instrument is not delivered, the contractual obligations arising from the sale of one contract of September Treasury bills on an exchange may be fulfilled at any time before delivery of the contract is required (i.e., on a specified date in September, the “delivery month”) by the purchase of one contract of September Treasury bills on the same exchange. In such instance, the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the funds.

Settlement of a stock index futures contract may or may not be in the underlying security. If not in the underlying security, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset (as adjusted by a multiplier) at the time the stock index futures contract expires.

For example, the S&P 500 Stock Index is made up of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative weightings to the common stocks included in the index, and the index fluctuates with changes in the market values of those common stocks. In the case of futures contracts on the S&P 500 Index, the contracts are to buy or sell 250 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $37,500 (250 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash occurs. Over the life of the contract, the gain or loss realized by the funds will equal the difference between the purchase (or sale) price of the contract and the price at which the contract is terminated. For example, if the funds enter into a futures contract to buy 250 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the funds will gain $1,000 (250 units x gain of $4). If the funds enter into a futures contract to sell 250 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $152 on that future date, the funds will lose $500 (250 units x loss of $2).

It is possible that hedging activities of funds investing in municipal securities will occur through the use of U.S. Treasury bond futures.

All funds (other than the Money Funds)

Special Risks of Transactions in Futures Contracts

• Volatility and Leverage The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Margin deposits required on futures trading are low. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

• Liquidity The funds may elect to close some or all of their futures positions at any time prior to their expiration. The funds would do so to reduce exposure represented by long futures positions or short futures positions. The funds may close their position by taking opposite positions, which would operate to terminate the funds’ position in the futures contracts. Final determinations of mark-to-market payments would then be made, additional cash would be required to be paid by or released to the funds, and the funds would realize a loss or a gain.

Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although the funds intend to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it might not be possible to close a futures contract, and in the event of adverse price movements, the funds would continue to be required to make daily mark-to-market and variation margin payments. However, in the event futures contracts have been used to hedge the underlying instruments, the funds would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described next, there is no guarantee that the price of the underlying instruments will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

• Hedging Risk A decision whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market or economic events. There are several risks in connection with the use by the funds of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. T. Rowe Price will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the funds’ underlying instruments sought to be hedged.

Successful use of futures contracts by the funds for hedging purposes is also subject to T. Rowe Price’s ability to correctly predict movements in the direction of the market. It is possible that, when the funds have sold futures to hedge their portfolios against a decline in the market, the index, indices, or instruments’ underlying futures might advance, and the value of the underlying instruments held in the funds’ portfolios might decline. If this were to occur, the funds would lose money on the futures and also would experience a decline in value in their underlying instruments. However, while this might occur to a certain degree, T. Rowe Price believes that over time the value of the funds’ portfolios will tend to move in the same direction as the market indices used to hedge the portfolio. It is also possible that, if the funds were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in their portfolios) and prices instead increased, the funds would lose part or all of the benefit of increased value of those underlying instruments that it had hedged because it would have offsetting losses in their futures positions. In addition, in such situations, if the funds have insufficient cash, it might have to sell underlying instruments to meet daily mark-to-market and variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The funds might have to sell underlying instruments at a time when it would be disadvantageous to do so.

In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions, which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets and, as a result, the futures market might attract more speculators than the securities markets. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by T. Rowe Price might not result in a successful hedging transaction over a very short time period.

Options on Futures Contracts

Options (another type of potentially high-risk derivative) on futures are similar to options on underlying instruments, except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid. Options on futures contracts are valued daily at the last sale price on its primary exchange at the time at which the net asset value per share of the funds are computed (close of New York Stock Exchange, normally at 4 p.m. ET), or, in the absence of such sale, the mean of closing bid and ask prices.

Writing a put option on a futures contract serves as a partial hedge against an increase in the value of securities the funds intend to acquire. If the futures price at expiration of the option is above the exercise price, the funds will retain the full amount of the option premium, which provides a partial hedge against any increase that may have occurred in the price of the debt securities the funds intend to acquire. If the futures price when the option is exercised is below the exercise price, however, the funds will incur a loss, which may be wholly or partially offset by the decrease in the price of the securities the funds intend to acquire.

Funds investing in municipal securities may trade in municipal bond index option futures or similar options on futures developed in the future. In addition, the funds may trade in options on futures contracts on U.S. government securities and any U.S. government securities futures index contract which might be developed.

From time to time, a single order to purchase or sell futures contracts (or options thereon) may be made on behalf of a fund and other T. Rowe Price funds. Such aggregated orders would be allocated among the fund and the other T. Rowe Price funds in a fair and nondiscriminatory manner.

Call and put options may be purchased or written on financial indices as an alternative to options on futures.

Special Risks of Transactions in Options on Futures Contracts

The risks described under “Special Risks of Transactions in Futures Contracts” are substantially the same as the risks of using options on futures. If the funds were to write an option on a futures contract, it would be required to deposit initial margin and maintain mark-to-market payments in the same manner as a regular futures contract. In addition, where the funds seek to close out an option position by writing or buying an offsetting option covering the same index, underlying instrument, or contract and having the same exercise price and expiration date, their ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options; (2) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (3) trading halts, suspensions, or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher-than-anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures, which may interfere with the timely execution of customers’ orders.

In the event no such market exists for a particular contract in which the funds maintain a position, in the case of a written option, the funds would have to wait to sell the underlying securities or futures positions until the option expires or is exercised. The funds would be required to maintain margin deposits on payments until the contract is closed. Options on futures are treated for accounting purposes in the same way as the analogous option on securities are treated.

In addition, the correlation between movements in the price of options on futures contracts and movements in the price of the securities hedged can only be approximate. This risk is significantly increased when an option on a U.S. government securities future or an option on some type of index future is used as a proxy for hedging a portfolio consisting of other types of securities. Another risk is that if the movements in the price of options on futures contracts and the value of the call increase by more than the increase in the value of the securities held as cover, the funds may realize a loss on the call, which is not completely offset by the appreciation in the price of the securities held as cover and the premium received for writing the call.

The successful use of options on futures contracts requires special expertise and techniques different from those involved in portfolio securities transactions. A decision whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends. During periods when municipal securities market prices are appreciating, the funds may experience poorer overall performance than if it had not entered into any options on futures contracts.

General Considerations Transactions by the funds in options on futures will be subject to limitations established by each of the exchanges, boards of trade, or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges, boards of trade, or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of contracts which the funds may write or purchase may be affected by contracts written or purchased by other investment advisory clients of T. Rowe Price. An exchange, boards of trade, or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

Additional Futures and Options Contracts

Although the funds have no current intention of engaging in futures or options transactions other than those described above, it reserves the right to do so. Such futures and options trading might involve risks which differ from those involved in the futures and options described above.

Foreign Futures and Options

Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery, and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, when the funds trade foreign futures or foreign options contracts, it may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, proceeds derived from foreign futures or foreign options transactions may not be provided the same protections as proceeds derived from transactions on U.S. futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time the funds’ orders are placed and the time they are liquidated, offset, or exercised.

U.S. Treasury Intermediate and U.S. Treasury Long-Term Funds

Limitations on Futures and Options

The funds will not purchase a futures contract or option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such positions would exceed 5% of the funds’ net asset value. In addition, neither of the funds will enter into a futures transaction if it would be obligated to purchase or deliver amounts that would exceed 15% of the funds’ total assets.

The funds will not write a covered call or put option if, as a result, the aggregate market value of all portfolio securities covering call options or subject to delivery under put options exceeds 15% of the market value of the funds’ total assets.

The funds have no current intention of investing in options on individual securities. However, they reserve the right to do so in the future and could be subject to the following limitations: the funds may invest up to 15% of total assets in premiums on put options and 15% of total assets in premiums on call options. The total market value of the funds’ obligations under futures contracts and premiums on purchased options will not exceed 15% of each fund’s total assets.

All Funds

Foreign Currency Transactions

A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The funds may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of their portfolios. The funds’ use of such contracts would include, but not be limited to, the following:

First, when the funds enter into a contract for the purchase or sale of a security denominated in a foreign currency, they may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the funds will be able to protect themselves against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, when T. Rowe Price believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the funds’ portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the funds may hedge all or part of their foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the funds may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the funds. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for relative currency values will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, T. Rowe Price believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the funds will be served.

Third, the funds may use forward contracts when the funds wish to hedge out of the dollar into a foreign currency in order to create a synthetic bond or money market instrument–the security would be issued in U.S. dollars but the dollar component would be transformed into a foreign currency through a forward contract.

At the maturity of a forward contract, the funds may sell the portfolio security and make delivery of the foreign currency, or they may retain the security and either extend the maturity of the forward contract (by “rolling” that contract forward) or may initiate a new forward contract.

If the funds retain the portfolio security and engage in an offsetting transaction, the funds will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the funds engage in an offsetting transaction, they may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the funds’ entering into a forward contract for the sale of a foreign currency and the date they enter into an offsetting contract for the purchase of the foreign currency, the funds will realize a gain to the extent the price of the currency they have agreed to sell exceeds the price of the currency they have agreed to purchase. Should forward prices increase, the funds will suffer a loss to the extent the price of the currency they have agreed to purchase exceeds the price of the currency they have agreed to sell. A fund may net any offsetting positions when calculating its aggregate market exposure to a particular currency and in managing the portfolio within its limit on the use of foreign currency instruments. This may occur, for instance, where a fund has entered into two forward foreign currency exchange contracts with concurrent settlement dates, and one provides for delivery of currency A and receipt of currency B and the other contract provides for delivery of currency B and receipt of currency A.

The funds may also engage in non-deliverable forward transactions to manage currency risk as well as to gain exposure to a currency, whether or not the fund owns securities denominated in that currency. A non-deliverable forward is a transaction that represents an agreement between a fund and a counterparty to buy or sell a specified amount of a particular currency at an agreed upon foreign exchange rate on a future date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, the fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any difference between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. When currency exchange rates do not move as anticipated, a fund could sustain losses on the non-deliverable forward transaction. This risk is heightened when the transactions involve currencies of emerging market countries.

The funds may enter into forward contracts for any purpose consistent with the funds’ investment objectives and programs. However, the funds will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the funds’ holdings of liquid, high-grade debt securities, currency available for cover of the forward contract(s), or other suitable cover as permitted by the SEC. In determining the amount to be delivered under a contract, the funds may net offsetting positions.

If the value of the assets being used as cover declines or the amount of the fund’s commitment increases because of changes in currency rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward agreement. The fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward transaction as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to comply with the terms of the contract.

There is no assurance that a fund would succeed in pursuing any contractual remedies available under the agreement.

The funds’ dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the funds reserve the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the funds are not required to enter into forward contracts with regard to their foreign currency-denominated securities and will not do so unless deemed appropriate by T. Rowe Price. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

Although the funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and there are costs associated with currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the funds at one rate, while offering a lesser rate of exchange should the funds desire to resell that currency to the dealer.

Federal Tax Treatment of Options, Futures Contracts, and Forward Foreign Exchange Contracts

The funds may enter into certain options, futures, forward foreign exchange contracts, and swaps, including options and futures on currencies. Entering into such transactions can affect the timing and character of the income and gains realized by the funds and the timing and character of fund distributions.

Such contracts, if they qualify as Section 1256 contracts, will be considered to have been closed at the end of the funds’ taxable years and any gains or losses will be recognized for tax purposes at that time. Such gains or losses (as well as gains or losses from the normal closing or settlement of such transactions) will be characterized as 60% long-term capital gain (taxable at a maximum rate of 15%) or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument (ordinary income or loss for foreign exchange contracts). The funds will be required to distribute net gains on such transactions to shareholders even though it may not have closed the transaction and received cash to pay such distributions. As a result of recent legislation, swaps are generally excluded from the definition of a Section 1256 contract.

Certain options, futures, forward foreign exchange contracts, and swaps, which offset another security in the fund, including options, futures, and forward exchange contracts on currencies, which offset a foreign dollar-denominated bond or currency position, may be considered straddles for tax purposes. Generally, a loss on any position in a straddle will be subject to deferral to the extent of any unrealized gain in an offsetting position. For securities that were held for one year or less at inception of the straddle, the holding period may be deemed not to begin until the straddle is terminated. If securities comprising a straddle have been held for more than one year at inception of the straddle, losses on offsetting positions may be treated as entirely long-term capital losses even if the offsetting positions have been held for less than one year. However, a fund may choose to comply with certain identification requirements for offsetting positions that are components of a straddle. Losses with respect to identified positions are not deferred, rather the basis of the identified position that offset the loss position is increased.

In order for the funds to continue to qualify for federal income tax treatment as regulated investment companies, at least 90% of their gross income for a taxable year must be derived from qualifying income, e.g., generally dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. Tax regulations could be issued limiting the extent to which the net gain realized from options, futures, or forward foreign exchange contracts on currencies is qualifying income for purposes of the 90% requirement.

Entering into certain options, futures, forward foreign exchange contracts, or swaps may result in a “constructive sale” of offsetting stocks or debt securities of the funds. In such case the funds will be required to realize gain, but not loss, on the deemed sale of such positions as if the position were sold on that date.

For certain options, futures, forward foreign exchange contracts, or swaps, the IRS has not issued comprehensive rules relating to the timing and character of income and gains realized on such contracts. Although not anticipated, it is possible that final rules could result in changes to the amounts recorded by the funds, potentially resulting in tax consequences to the funds.

Options

Options are a type of potentially high-risk derivative.

Writing Covered Call Options

The funds may write (sell) American or European style “covered” call options and purchase options to close out options previously written. In writing covered call options, the funds expect to generate additional premium income, which should serve to enhance the funds’ total return and reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities or currencies which, in T. Rowe Price’s opinion, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the funds.

A call option gives the holder (buyer) the right to purchase, and the writer (seller) has the obligation to sell, a security or currency at a specified price (the exercise price) at expiration of the option (European style) or at any time until a certain date (the expiration date) (American style). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security or currency in the case of a call option, a writer is required to deposit in escrow the underlying security or currency or other assets in accordance with the rules of a clearing corporation.

The funds generally will write only covered call options. This means that the funds will either own the security or currency subject to the option or an option to purchase the same underlying security or currency having an exercise price equal to or less than the exercise price of the “covered” option. From time to time, the funds will write a call option that is not covered as indicated above but where the funds will establish and maintain, with its custodian for the term of the option, an account consisting of cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover as permitted by the SEC, having a value equal to the fluctuating market value of the optioned securities or currencies. While such an option would be “covered” with sufficient collateral to satisfy SEC prohibitions on issuing senior securities, this type of strategy would expose the funds to the risks of writing uncovered options, which could result in unlimited losses if a fund writes an uncovered call option.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the funds’ investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the funds generally will not do) but capable of enhancing the funds’ total return. When writing a covered call option, the funds, in return for the premium, give up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely retain the risk of loss should the price of the security or currency decline. Unlike one that owns securities or currencies not subject to an option, the funds have no control over when they may be required to sell the underlying securities or currencies, since they may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option the funds have written expires, the funds will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the funds will realize a gain or loss from the sale of the underlying security or currency. The funds do not consider a security or currency covered by a call to be “pledged” as that term is used in the funds’ policy, which limits the pledging or mortgaging of assets. If the fund writes an uncovered option as described above, it will bear the risk of having to purchase the security subject to the option at a price higher than the exercise price of the option. As the price of a security could appreciate substantially, the funds’ loss could be significant.

The premium received is the market value of an option. The premium the funds will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, T. Rowe Price, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the funds for writing covered call options will be recorded as a liability of the funds. This liability will be adjusted daily to the option’s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset values per share of the funds are computed (close of the New York Stock Exchange, normally 4 p.m. ET) or, in the absence of such sale, the mean of closing bid and ask prices. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the funds to write another call option on the underlying security or currency with either a different exercise price or expiration date or both. If the funds desire to sell a particular security or currency from their portfolios on which they have written a call option, or purchased a put option, they will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that the funds will be able to effect such closing transactions at favorable prices. If the funds cannot enter into such a transaction, they may be required to hold a security or currency that they might otherwise have sold. When the funds write a covered call option, they run the risk of not being able to participate in the appreciation of the underlying securities or currencies above the exercise price, as well as the risk of being required to hold on to securities or currencies that are depreciating in value. This could result in higher transaction costs. The funds will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Call options written by the funds will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the funds may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from their portfolios. In such cases, additional costs may be incurred.

The funds will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the funds.

The funds will not write a covered call option if, as a result, the aggregate market value of all portfolio securities or currencies covering written call or put options exceeds 25% of the market value of the funds’ total assets. In calculating the 25% limit, the funds will offset the value of securities underlying purchased calls and puts on identical securities or currencies with identical maturity dates.

Writing Covered Put Options

The funds may write American or European style covered put options and purchase options to close out options previously written by the funds. A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security or currency at the exercise price during the option period (American style) or at the expiration of the option (European style). So long as the obligation of the writer continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to make payment to the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

If the funds write put options, they will do so only on a covered basis. This means that the funds would maintain, in a segregated account, cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover as determined by the SEC, in an amount not less than the exercise price. Alternatively, the funds will own an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the “covered” option at all times while the put option is outstanding. (The rules of a clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.)

The funds would generally write covered put options in circumstances where T. Rowe Price wishes to purchase the underlying security or currency for the funds’ portfolios at a price lower than the current market price of the security or currency. In such event the funds would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the funds would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price, less the premiums received. Such a decline could be substantial and result in a significant loss to the funds. In addition, the funds, because they do not own the specific securities or currencies which they may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

The funds will not write a covered put option if, as a result, the aggregate market value of all portfolio securities or currencies covering put or call options exceeds 25% of the market value of the funds’ total assets. In calculating the 25% limit, the funds will offset the value of securities underlying purchased puts and calls on identical securities or currencies with identical maturity dates.

The premium received by the funds for writing covered put options will be recorded as a liability of the funds. This liability will be adjusted daily to the option’s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the funds is computed (close of the New York Stock Exchange, normally 4 p.m. ET), or, in the absence of such sale, the mean of the closing bid and ask prices.

Purchasing Put Options

The funds may purchase American or European style put options. As the holder of a put option, the funds have the right to sell the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The funds may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The funds may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of their securities or currencies.

The funds may purchase a put option on an underlying security or currency (a “protective put”) owned by the funds as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the funds, as holder of the put option, are able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security’s market price or currency’s exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where T. Rowe Price deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

The funds may also purchase put options at a time when they do not own the underlying security or currency. By purchasing put options on a security or currency they do not own, the funds seek to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the funds will lose their entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

The funds will not commit more than 5% of total assets to premiums when purchasing put options. The premium paid by the funds when purchasing a put option will be recorded as an asset of the funds in the portfolio of investments. This asset will be adjusted daily to the option’s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset values per share of the funds are computed (close of New York Stock Exchange, normally 4 p.m. ET) or, in the absence of such sale, the mean of closing bid and ask prices. This asset will be terminated upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.

Purchasing Call Options

The funds may purchase American or European style call options. As the holder of a call option, the funds have the right to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The funds may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The funds may purchase call options for the purpose of increasing their current return or avoiding tax consequences which could reduce their current return. The funds may also purchase call options in order to acquire the underlying securities or currencies. Examples of such uses of call options are provided next.

Call options may be purchased by the funds for the purpose of acquiring the underlying securities or currencies for their portfolios. Utilized in this fashion, the purchase of call options enables the funds to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to the funds in purchasing a large block of securities or currencies that would be more difficult to acquire by direct market purchases. So long as the funds hold such a call option, rather than the underlying security or currency itself, the funds are partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The funds may also purchase call options on underlying securities or currencies they own in order to protect unrealized gains on call options previously written by them. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses.

The funds will not commit more than 5% of total assets to premiums when purchasing call and put options. The premium paid by the funds when purchasing a call option will be recorded as an asset of the funds in the portfolio of investments. This asset will be adjusted daily to the option’s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset values per share of the funds are computed (close of New York Stock Exchange, normally 4 p.m. ET), or, in the absence of such sale, the mean of closing bid and ask prices.

Dealer (Over-the-Counter) Options

The funds may engage in transactions involving dealer options. Certain risks, including credit risk and counterparty risk, are specific to dealer options. While the funds would look to a clearing corporation to exercise exchange-traded options, if the funds were to purchase a dealer option, they would rely primarily on the dealer from whom they purchased the option to perform if the option were exercised. Failure by the dealer to do so could result in the loss of the premium paid by the funds as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market, while dealer options are less liquid or could have no liquidity. Consequently, the funds will generally be able to realize the value of a dealer option they have purchased only by exercising it or reselling it to the dealer who issued it. Under certain conditions, the funds may also be able to resell or assign a purchased dealer option to another dealer on substantially the same terms. Similarly, when the funds write a dealer option, unless they can assign the option to another dealer, they generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the funds originally wrote the option. While the funds will seek to enter into dealer options only with dealers who will agree to and are expected to be capable of entering into closing transactions with the funds, there can be no assurance that the dealers will consent to the closing transaction nor is it assured that the funds will realize a favorable price. Until the funds, as a covered dealer call option writer, are able to effect a closing purchase transaction, they will not be able to liquidate securities (or other assets) or currencies used as cover until the option expires or is exercised. In the event of insolvency of the counter-party, the funds may be unable to liquidate a dealer option. With respect to options written by the funds, the inability to enter into a closing transaction may result in material losses to the funds.

The staff of the SEC has taken the position that purchased dealer options and the assets used to secure the written dealer options are illiquid securities. The funds may treat the cover used for written OTC options as liquid if the dealer agrees that the funds may repurchase the OTC option they have written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option.

For certain types of OTC options that have substantially similar terms to exchange-traded options, the funds may treat such options, and the underlying cover used for written options, as liquid based on the following factors: (1) the frequency and availability of dealer quotes and the comparability to prices available on an options exchange; (2) the number of dealers willing to purchase or accept assignments of such OTC options; and (3) the nature of the OTC options, their settlement terms and their termination provisions (i.e., the time needed to close out or terminate an OTC position, method of soliciting offers, and mechanics of transfer).

Warrants

Warrants can be highly volatile and have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

There are, of course, other types of securities that are or may become available that are similar to the foregoing, and the funds may invest in these securities.

Hybrid Instruments

A hybrid instrument is a debt security, preferred stock, depository share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement is determined by reference to prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles, or commodities (collectively, “underlying assets”) or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively, “benchmarks”). Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, the funds may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the funds could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the funds the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful, and the funds could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instruments.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures, and currencies. Thus, an investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the benchmarks or the prices of underlying assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the hybrid instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply of and demand for the underlying assets, and interest rate movements. In recent years, various benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

Hybrid instruments are potentially more volatile and can carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an OTC market without the guarantee of a central clearing organization or in a transaction between the fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty or issuer of the hybrid instrument would be an additional risk factor which the funds would have to consider and monitor. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Swap Agreements

A number of the funds may enter into interest rate, index, total return, credit, and, to the extent they may invest in foreign currency-denominated securities, currency rate swap agreements. The funds may also enter into options on swap agreements (“swaptions”) on the types of swaps listed above as well as swap forwards.

Swap agreements are typically two-party contracts entered into primarily by institutional investors for a specified period of time. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined investment, index, or currency. The gross returns to be exchanged or swapped between the parties are generally calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement at some designated future time on specified terms. The funds may write (sell) and purchase put and call swaptions. A swap forward is an agreement to enter into a swap agreement at some point in the future, usually in 3 to 6 months.

One example of the use of swaps by the funds is to manage the interest rate sensitivity of the funds. The funds might receive or pay a fixed-rate interest rate of a particular maturity and pay or receive a floating rate in order to increase or decrease the duration of the funds. Or, the funds may buy or sell swaptions to effect the same result. The funds may also replicate a security by selling it, placing the proceeds in cash deposits, and receiving a fixed rate in the swap market.

Another example is the use of credit default swaps to buy or sell credit protection. A credit default swap is a contract that enables an investor to buy or sell protection against a predetermined issuer credit event. The seller of a credit default swap may enhance income by guaranteeing the creditworthiness of the debt issuer and the buyer is provided with protection against credit risks of the issuer. Market supply and demand factors may cause distortions between the cash securities market and the default swap market.

Most swap agreements entered into by the funds would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the funds’ current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The funds’ current obligations under a net swap agreement will be accrued daily (offset against any amounts owed to the funds) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by assets determined to be liquid by T. Rowe Price.

The use of swap agreements by the funds entails certain risks. Interest rate and currency swaps could result in losses if interest rate or currency changes are not correctly anticipated by the funds. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the funds. Credit default swaps could result in losses if the funds do not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

The funds will generally incur a greater degree of risk when it writes a swaption than when it purchases a swaption. When the funds purchase a swaption it risks losing only the amount of the premium they have paid should they decide to let the option expire unexercised. However, when the funds write a swaption they will become obligated, upon exercise of the option, according to the terms of the underlying agreement.

Because swaps are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the funds’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

There are other types of securities that are or may become available that are similar to the foregoing, and the funds may invest in these securities.

PORTFOLIO MANAGEMENT PRACTICES

Lending of Portfolio Securities

Securities loans may be made by the funds to broker-dealers, institutional investors, or other persons pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent, marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit, or such other collateral as may be permitted under the funds’ investment program. The collateral, in turn, is invested in short-term securities, including shares of a T. Rowe Price internal money fund. While the securities are being lent, the funds making the loan will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as a portion of the interest on the investment of the collateral. Normally, the funds employ an agent to implement their securities lending program and the agent receives a fee from the funds for its services. The funds have a right to call each loan and obtain the securities within such period of time that coincides with the normal settlement period for purchases and sales of such securities in the respective markets. The funds will not have the right to vote on securities while they are being lent, but they may call a loan in anticipation of any important vote, when practical. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible default by the borrower, delay in receiving additional collateral or in the recovery of the securities, or possible loss of rights in the collateral, should the borrower fail financially. Loans will be made only if, in the judgment of T. Rowe Price, the consideration to be earned from such loans would justify the risk. Additionally, the funds bear the risk that the reinvestment of collateral will result in a principal loss. Finally, there is also the risk that the price of the securities will increase while they are on loan and the collateral will not adequately cover their value.

Interfund Borrowing and Lending

The funds are parties to an exemptive order received from the SEC on December 8, 1998, amended on November 23, 1999, that permits them to borrow money from and/or lend money to other funds in the T. Rowe Price complex. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The program is subject to the oversight and periodic review of the Boards of the Price Funds.

Repurchase Agreements

The funds may enter into a repurchase agreement through which an investor (such as the funds) purchases securities (known as the “underlying security”) from well-established securities dealers or banks that are members of the Federal Reserve System. Any such dealer or bank will be on T. Rowe Price’s approved list. At that time, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. The funds will enter into repurchase agreements only where (1) the underlying securities are of the type (excluding maturity limitations) which the funds’ investment guidelines would allow them to purchase directly, (2) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (3) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the funds could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the funds seek to enforce their rights thereto;

(b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing their rights.

Reverse Repurchase Agreements

Although the funds have no current intention of engaging in reverse repurchase agreements, they reserve the right to do so. Reverse repurchase agreements are ordinary repurchase agreements in which a fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. A reverse repurchase agreement may be viewed as a type of borrowing by the funds, subject to Investment Restriction (1). (See “Investment Restrictions.”)

Money Market Reserves

The funds may invest their cash reserves primarily in one or more money market funds established for the exclusive use of the T. Rowe Price family of mutual funds and other clients of T. Rowe Price. Currently, two such money market funds are in operation: T. Rowe Price Government Reserve Investment Fund (“GRF”) and T. Rowe Price Reserve Investment Fund (“RIF”), each a series of the T. Rowe Price Reserve Investment Funds, Inc. Additional series may be created in the future. These funds were created and operate under an exemptive order issued by the SEC.

Both funds must comply with the requirements of Rule 2a-7 under the 1940 Act governing money market funds. GRF invests primarily in a portfolio of U.S. government-backed securities, primarily U.S. Treasuries, and repurchase agreements thereon.

GRF and RIF provide a very efficient means of managing the cash reserves of the funds. While neither GRF nor RIF pays an advisory fee to T. Rowe Price, they will incur other expenses. However, GRF and RIF are expected by T. Rowe Price to operate at very low expense ratios. The funds will only invest in GRF or RIF to the extent consistent with their investment objectives and programs.

Neither fund is insured or guaranteed by the FDIC or any other government agency. Although the funds seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in them.

Floating Rate, High Yield, Institutional Floating Rate, and Institutional High Yield Funds

Short Sales

The funds may make short sales for hedging purposes to protect them against companies whose credit is deteriorating. Short sales are transactions in which the funds sell a security they do not own in anticipation of a decline in the market value of that security. The funds’ short sales would be limited to situations where the funds own a debt security of a company and would sell short the common or preferred stock or another debt security at a different level of the capital structure of the same company. No securities will be sold short if, after the effect is given to any such short sale, the total market value of all securities sold short would exceed 2% of the value of the funds’ net assets.

To complete a short-sale transaction, the funds must borrow the security to make delivery to the buyer. The funds then are obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. Until the security is replaced, the funds are required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the funds also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the funds replace a borrowed security in connection with a short sale, the funds will: (a) maintain daily a segregated account, containing cash, U.S. government securities, or other suitable cover as permitted by the SEC, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short; or (b) otherwise cover its short position.

The funds will incur a loss as a result of the short sale if the price of the security sold short increases between the date of the short sale and the date on which the funds replace the borrowed security. The funds will realize a gain if the security sold short declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends, or interest the funds may be required to pay in connection with a short sale. Any gain or loss on the security sold short would be separate from a gain or loss on the funds’ security being hedged by the short sale.

The Taxpayer Relief Act of 1997 requires a mutual fund to recognize gain upon entering into a constructive sale of stock, a partnership interest, or certain debt positions occurring after June 8, 1997. A constructive sale is deemed to occur if the funds enter into a short sale, an offsetting notional principal contract, or a futures or forward contract which is substantially identical to the appreciated position. Some of the transactions in which the funds are permitted to invest may cause certain appreciated positions in securities held by the funds to qualify as a “constructive sale,” in which case it would be treated as sold and the resulting gain subjected to tax or, in the case of a mutual fund, distributed to shareholders. If this were to occur, a fund would be required to distribute such gains even though it would receive no cash until the later sale of the security. Such distributions could reduce the amount of cash available for investment by the funds. Because these rules do not apply to “straight” debt transactions, it is not anticipated that they will have a significant impact on the funds; however, the effect cannot be determined until the issuance of clarifying regulations.

INVESTMENT RESTRICTIONS

Fundamental policies may not be changed without the approval of the lesser of (1) 67% of the funds’ shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the funds’ outstanding shares. Other restrictions in the form of operating policies are subject to change by the funds’ Boards without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the funds. With the exception of the diversification test required by the Code, calculation of the funds’ total assets for compliance with any of the following fundamental or operating policies or any other investment restrictions set forth in the funds’ prospectuses or SAI will not include collateral held in connection with securities lending activities. For purposes of the tax diversification test, calculation of the fund’s total assets will include investments made with cash received by the funds as collateral for securities loaned. The diversification test required by the Code is set forth in the prospectuses of the funds referred to by name in restrictions (8) and (9) below.

Fundamental Policies

As a matter of fundamental policy, the funds may not:

(1) (a) Borrowing (All funds except Spectrum Funds) Borrow money, except that the funds may (i) borrow for non-leveraging, temporary, or emergency purposes; and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the funds’ investment objectives and programs, provided that the combination of (i) and (ii) shall not exceed 33⅓% of the value of the funds’ total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. The funds may borrow from banks, other Price Funds, or other persons to the extent permitted by applicable law;

 (b) Borrowing (Spectrum Funds) Borrow money, except the funds may borrow from banks or other Price Funds as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 30% of total assets valued at market. The funds will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities. Interest paid on any such borrowings will reduce net investment income;

(2) (a) Commodities (All funds except Real Assets, Spectrum Growth and Spectrum Income Funds) Purchase or sell physical commodities, except that the funds (other than the Money Funds) may enter into futures contracts and options thereon;

 (b) Commodities (Spectrum Growth and Spectrum Income Funds) Purchase or sell commodities or commodity or futures contracts;

(3) Equity Securities (Summit Municipal Funds) Purchase equity securities or securities convertible into equity securities;

(4) (a) Industry Concentration (All funds except Equity Index 500, Extended Equity Market Index, Health Sciences, International Equity Index, Financial Services, Global Infrastructure, Global Real Estate, Prime Reserve, Real Estate, TRP Reserve Investment, Retirement, Spectrum, Summit Cash Reserves, Total Equity Market Index, and U.S. Bond Enhanced Index Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the funds’ total assets would be invested in the securities of issuers having their principal business activities in the same industry;

 (b) Industry Concentration (Financial Services, Global Infrastructure, Global Real Estate, Health Sciences, and Real Estate Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the funds’ total assets would be invested in the securities of issuers having their principal business activities in the same industry, provided, however, that (i) the Health Sciences Fund will invest more than 25% of its total assets in the health sciences industry as defined in the fund’s prospectus; (ii) the Financial Services Fund will invest more than 25% of its total assets in the financial services industry as defined in the fund’s prospectus; (iii) the Global Infrastructure Fund will invest more than 25% of its total assets in the infrastructure industry as defined in the fund’s prospectus; and (iv) the Global Real Estate and Real Estate Funds will invest more than 25% of their total assets in the real estate industry as defined in the funds’ prospectuses;

 (c) Industry Concentration (Equity Index 500, Extended Equity Market Index, International Equity Index, Total Equity Market Index, and U.S. Bond Enhanced Index Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the fund’s total assets would be invested in the securities of issuers having their principal business activities in the same industry, except that the fund will invest more than 25% of the value of its total assets in issuers having their principal business activities in the same industry to the extent necessary to replicate the index that the fund uses as its benchmark as set forth in its prospectus;

 (d) Industry Concentration (Prime Reserve, TRP Reserve Investment, and Summit Cash Reserves Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the funds’ total assets would be invested in the securities of issuers having their principal business activities in the same industry, provided, however, that this limitation does not apply to securities of the banking industry including, but not limited to, certificates of deposit and banker’s acceptances;

 (e) Concentration (Retirement and Spectrum Funds) Concentrate in any industry, except that the funds will concentrate (invest more than 25% of total assets) in the mutual fund industry;

(5) (a) Loans (All funds except Retirement and Spectrum Funds) Make loans, although the funds may (i) lend portfolio securities and participate in an interfund lending program with other Price Funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33⅓% of the value of the funds’ total assets; (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly distributed or privately placed debt securities and purchase debt;

 (b) Loans (Retirement and Spectrum Funds) Make loans, although the funds may purchase money market securities and enter into repurchase agreements;

(6) Margin (Spectrum Funds) Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities;

(7) Mortgaging (Spectrum Funds) Mortgage, pledge, hypothecate, or, in any manner, transfer any security owned by the funds as security for indebtedness, except as may be necessary in connection with permissible borrowings, in which event such mortgaging, pledging, or hypothecating may not exceed 30% of the funds’ total assets, valued at market;

(8) Percent Limit on Assets Invested in Any One Issuer (All funds except Africa & Middle East, Emerging Europe, Emerging Markets Bond, Emerging Markets Bond Multi-Sector Account Portfolio, Emerging Markets Local Currency Bond, Emerging Markets Local Multi-Sector Account Portfolio, Global Real Estate, Institutional Africa & Middle East, Institutional Concentrated International Equity, Institutional Emerging Markets Bond, Institutional International Bond, Institutional Large-Cap Growth, International Bond, Latin America, New Asia, Retirement, and Spectrum Funds, and the State Tax-Free Income Trust) Purchase a security if, as a result, with respect to 75% of the value of the funds’ total assets, more than 5% of the value of the funds’ total assets would be invested in the securities of a single issuer, except securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities;

(9) Percent Limit on Share Ownership of Any One Issuer (All funds except Africa & Middle East, Emerging Europe, Emerging Markets Bond, Emerging Markets Bond Multi-Sector Account Portfolio, Emerging Markets Local Currency Bond, Emerging Markets Local Multi-Sector Account Portfolio, Global Real Estate, Institutional Africa & Middle East, Institutional Concentrated International Equity, Institutional Emerging Markets Bond, Institutional International Bond, Institutional Large-Cap Growth, International Bond, Latin America, New Asia, Retirement, and Spectrum Funds, and the State Tax-Free Income Trust) Purchase a security if, as a result, with respect to 75% of the value of the funds’ total assets, more than 10% of the outstanding voting securities of any issuer would be held by the funds (other than obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities);

(10) (a) Real Estate (All funds except Retirement and Spectrum Funds) Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the funds from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

 (b) Real Estate (Retirement and Spectrum Funds) Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (although the funds may purchase money market securities secured by real estate or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein);

(11) (a) Senior Securities (All funds except Spectrum Funds) Issue senior securities except in compliance with the 1940 Act;

 (b) Senior Securities (Spectrum Funds) Issue senior securities;

(12) Short Sales (Spectrum Funds) Effect short sales of securities;

(13) Taxable Securities (California Tax-Free Income Trust, State Tax-Free Income Trust, and Tax-Free Funds) During periods of normal market conditions, purchase any security if, as a result, less than 80% of the funds’ income would be exempt from federal and, if applicable, any state, city, or local income tax. Normally, the funds will not purchase a security if, as a result, more than 20% of the funds’ income would be subject to the AMT; or

(14) Underwriting Underwrite securities issued by other persons, except to the extent that the funds may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing their investment programs.

NOTES

 The following Notes should be read in connection with the above-described fundamental policies. The Notes are not fundamental policies.

 Money funds With respect to investment restriction (1), the funds have no current intention of engaging in any borrowing transactions.

 All funds except Retirement and Spectrum Funds With respect to investment restriction (2), the funds do not consider currency contracts or hybrid investments to be commodities.

 All funds except Retirement and Spectrum Funds For purposes of investment restriction (4):

• U.S., state, or local governments, or related agencies or instrumentalities, are not considered an industry.

• Industries are determined by reference to the classifications of industries and sub-industries set forth in the Morgan Stanley Capital International/Standard & Poor’s (MSCI/S&P) Global Industry Classification Standard for the International Equity Funds (except for the Japan Fund), Tax-Efficient Equity, and Equity Funds except Financial Services, Global Infrastructure, Global Technology, Media & Telecommunications, New Era, Real Assets, and Science & Technology Funds. For the Japan Fund, industries are determined by reference to the industries and sub-industries set forth by the Tokyo Stock Price Index (TOPIX) industry structure. For Financial Services, Global Infrastructure, Global Technology, Media & Telecommunications, New Era, Real Assets, and Science & Technology Funds, industries are determined by reference to industry classifications set forth in their semiannual and annual reports. For the Corporate Income, Inflation Focused Bond, Inflation Protected Bond, Institutional Core Plus, Investment-Grade Corporate Multi-Sector Account Portfolio, New Income, Short-Term Bond, Strategic Income, and U.S. Bond Enhanced Index Funds, and the fixed-income investments of the Balanced and Personal Strategy Funds, industries are determined by reference to the classifications of industries and sub-industries set forth in the Barclays Capital Global Aggregate Bond Index. However, for the Corporate Income Fund and Investment-Grade Corporate Multi-Sector Account Portfolio, an issuer that is classified by Barclays Capital as a banking company, but which has its principal business activities in a different industry, will be considered to belong to the industry in which it has its principal business activities. For the Emerging Markets Bond, Emerging Markets Bond Multi-Sector Account Portfolio, Emerging Markets Local Currency Bond, Emerging Markets Local Multi-Sector Account Portfolio, Floating Rate, Floating Rate Multi-Sector Account Portfolio, GNMA, High Yield, High Yield Multi-Sector Account Portfolio, Institutional Emerging Markets Bond, Institutional Floating Rate, Institutional High Yield, Institutional International Bond, International Bond, Mortgage-Backed Securities Multi-Sector Account Portfolio, Prime Reserve, TRP Reserve Investment, Summit Income, and U.S. Treasury Funds, industries are determined by reference to industry classifications set forth in their semiannual and annual reports. Annual changes by MSCI/S&P, TOPIX, or Barclays Capital to their classifications will be implemented within 30 days after the effective date of the change. The Africa & Middle East Fund, Institutional Africa & Middle East Fund, and Latin America Fund consider telephone and banking companies of a single country to be separate industries from telephone and banking companies of any other country. It is the position of the staff of the SEC that foreign governments are industries for purposes of this restriction. For as long as this staff position is in effect, the International Bond Funds will not invest more than 25% of total assets in the securities of any single foreign governmental issuer. For purposes of this restriction, governmental entities are considered separate issuers.

 All funds except Summit Income and U.S. Bond Enhanced Index Funds For purposes of investment restriction (5), the funds will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.

 All funds except Spectrum Funds For purposes of investment restrictions (8) and (9), the funds will treat bonds which are refunded with escrowed U.S. government securities as U.S. government securities.

 Taxable Bond and Money Funds For purposes of investment restrictions (8) and (9), the funds will consider a repurchase agreement fully collateralized with U.S. government securities to be U.S. government securities.

 With respect to investment restriction (11), under the 1940 Act, an open-end investment company can borrow money from a bank provided that immediately after such borrowing there is asset coverage of at least 300% for all borrowings. If the asset coverage falls below 300%, the company must, within three business days, reduce the amount of its borrowings to satisfy the 300% requirement.

 For purposes of investment restriction (13), the funds measure the amount of their income from taxable securities, including AMT securities, over the course of the funds’ taxable year.

Operating Policies

As a matter of operating policy, the funds may not:

(1) Borrowing Purchase additional securities when money borrowed exceeds 5% of total assets (exposure to borrowings under TALF are not included within this 5% limitation);

(2) Control of Portfolio Companies Invest in companies for the purpose of exercising management or control;

(3) Equity Securities (California Tax-Free Income Trust, State Tax-Free Income Trust, and Tax-Free Funds) Purchase any equity security or security convertible into an equity security, provided that the funds (other than the Money Funds) may invest up to 10% of total assets in equity securities, which pay tax-exempt dividends and which are otherwise consistent with the funds’ investment objectives and, further provided, that Money Funds may invest up to 10% of total assets in equity securities of other tax-free open-end money market funds;

(4) Forward Currency Contracts (Retirement and Spectrum Funds) Purchase forward currency contracts, although the funds reserve the right to do so in the future;

(5) (a) Futures Contracts (All funds except Money Funds and Retirement and Spectrum Funds) Purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the funds’ net asset value;

 (b) Futures (Retirement and Spectrum International Funds) Purchase futures, although the funds reserve the right to do so in the future;

 (c) Futures (Spectrum Growth and Spectrum Income Funds) Invest in futures;

(6) Illiquid Securities Purchase illiquid securities if, as a result, more than 15% of net assets (10% of net assets for Spectrum Funds and 5% of total assets for Money Funds) would be invested in such securities;

(7) Investment Companies (All funds except Retirement and Spectrum Funds) Purchase securities of open-end or closed-end investment companies except (i) securities of the TRP Reserve Investment Funds (provided that the investing fund does not invest more than 25% of its net assets in such funds); (ii) securities of T. Rowe Price institutional funds; (iii) in the case of the Money Funds, only securities of other money market funds; or (iv) otherwise consistent with the 1940 Act;

(8) Margin (All funds except Spectrum Funds) Purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities and (ii) they may make margin deposits in connection with futures contracts or other permissible investments;

(9) Mortgaging (All funds except Spectrum Funds) Mortgage, pledge, hypothecate, or, in any manner, transfer any security owned by the funds as security for indebtedness, except as may be necessary in connection with permissible borrowings or investments, and then such mortgaging, pledging, or hypothecating may not exceed 33⅓% of the funds’ total assets at the time of borrowing or investment;

(10) Oil and Gas Programs Purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of the value of the total assets of the funds would be invested in such programs;

(11) (a) Options, etc. (All funds except Retirement and Spectrum Funds) Invest in options in excess of the limits set forth in the funds’ prospectuses and this SAI;

 (b) Options (Retirement Funds) Invest in options although the funds reserve the right to do so in the future;

 (c) Options (Spectrum Funds) Invest in options;

(12) (a) Short Sales (All funds except Floating Rate, High Yield, Institutional Floating Rate, and Institutional High Yield Funds) Effect short sales of securities;

 (b) Short Sales (Floating Rate, High Yield, Institutional Floating Rate, and Institutional High Yield Funds) Effect short sales of securities, other than as set forth in the funds’ prospectuses and SAI;

(13) Warrants Invest in warrants if, as a result, more than 10% of the value of the fund’s net assets would be invested in warrants, provided that, the Money, Retirement, Spectrum, State Tax-Free, Tax-Free, and Summit Municipal Funds will not invest in warrants; and

(14) Commodities (Real Assets Fund) Purchase or sell physical commodities, except that the fund reserves the right to do so in the future.

NOTES

The following Notes should be read in connection with the above-described operating policies. The Notes are not operating policies.

If a fund is subject to an 80% name test as set forth in its prospectus, it will be based on the fund’s net assets plus any borrowings for investment purposes. For purposes of determining whether a fund invests at least 80% of its net assets in a particular country or geographic region, the fund uses the country assigned to a security by MSCI Barra or another unaffiliated third-party data provider. The funds generally follow this same process with respect to the remaining 20% of assets but may occasionally make an exception after assessing various factors relating to a company.

A 30% withholding tax will be imposed on any dividends and redemption proceeds that are paid after December 31, 2012, to: (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders; and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to enter into agreements with the IRS stipulating that they will provide the IRS with certain information (including name, address and taxpayer identification number) for direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, and agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information. Other foreign entities will need to provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

Blue Chip Growth, Capital Opportunity, Diversified Small-Cap Growth, Financial Services, Global Technology, Health Sciences, High Yield, Institutional High Yield, Media & Telecommunications, Mid-Cap Value, Personal Strategy, Real Estate, Summit Income, Summit Municipal, U.S. Bond Enhanced Index, and Value Funds

Notwithstanding anything in the previously listed fundamental and operating restrictions to the contrary, the funds listed above may invest all of their assets in a single investment company or a series thereof in connection with a “master-feeder” arrangement. Such an investment would be made where the funds (a “Feeder”), and one or more other funds with the same investment objective and program as the funds, sought to accomplish their investment objectives and programs by investing all of their assets in the shares of another investment company (the “Master”). The Master would, in turn, have the same investment objective and program as the funds. The funds would invest in this manner in an effort to achieve the economies of scale associated with having a Master fund make investments in portfolio companies on behalf of a number of Feeder funds.

Foreign Investments

In addition to the restrictions previously described, some foreign countries limit, or prohibit, all direct foreign investment in the securities of their companies. However, P-notes may sometimes be used to gain access to these markets. In addition, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. For tax purposes, these funds may be known as Passive Foreign Investment Companies. The funds are subject to certain percentage limitations under the 1940 Act relating to the purchase of securities of investment companies, and may be subject to the limitation that no more than 10% of the value of the fund’s total assets may be invested in such securities.

Retirement and Spectrum Funds

There is no limit on the amount the funds may own of the total outstanding voting securities of registered investment companies which are members of the Price Funds. The funds, in accordance with their prospectuses, may invest more than 5% of their total assets in any one or more of the Price Funds. The funds may invest more than 10% of their total assets, collectively, in registered investment companies which are members of the Price Funds.

CUSTODIAN

State Street Bank and Trust Company is the custodian for the funds’ U.S. securities and cash, but it does not participate in the funds’ investment decisions. Portfolio securities purchased in the U.S. are maintained in the custody of the bank and may be entered into the Federal Reserve Book Entry System, or the security depository system of the Depository Trust Corporation, or any central depository system allowed by federal law. In addition, funds investing in municipal securities are authorized to maintain certain of their securities, in particular, variable rate demand notes, in uncertificated form, in the proprietary deposit systems of various dealers in municipal securities. State Street Bank’s main office is at 225 Franklin Street, Boston, Massachusetts 02110. State Street Bank maintains shares of the Retirement and Spectrum Funds in the book entry system of the funds’ transfer agent, T. Rowe Price Services, Inc.

All funds that can invest in foreign securities have entered into a Custodian Agreement with JPMorgan Chase Bank, London, pursuant to which portfolio securities which are purchased outside the United States are maintained in the custody of various foreign branches of JPMorgan Chase Bank and such other custodians, including foreign banks and foreign securities depositories as are approved in accordance with regulations under the 1940 Act. The address for JPMorgan Chase Bank, London is Woolgate House, Coleman Street, London, EC2P 2HD, England.

CODE OF ETHICS

The funds, their investment adviser and investment sub-adviser, if applicable, (T. Rowe Price, T. Rowe Price International, Price Hong Kong, or Price Singapore), and their principal underwriter (T. Rowe Price Investment Services) have a written Code of Ethics and Conduct which requires persons with access to investment information (“Access Persons”) to obtain prior clearance before engaging in most personal securities transactions. Transactions must be executed within three business days of their clearance. In addition, all Access Persons must report their personal securities transactions within 30 days after the end of the calendar quarter. Aside from certain limited transactions involving securities in certain issuers with high trading volumes, Access Persons are typically not permitted to effect transactions in a security if: there are pending client orders in the security; the security has been purchased or sold by a client within seven calendar days; the security is being considered for purchase for a client; a change has occurred in T. Rowe Price’s rating of the security within seven calendar days prior to the date of the proposed transaction; or the security is subject to internal trading restrictions. In addition, Access Persons are prohibited from profiting from short-term trading (e.g., purchases and sales involving the same security within 60 days). Any person becoming an Access Person must file a statement of personal securities holdings within 10 days of this date. All Access Persons are required to file an annual statement with respect to their personal securities holdings. Any material violation of the Code of Ethics is reported to the Boards of the funds. The Boards also review the administration of the Code of Ethics on an annual basis.

DISCLOSURE OF FUND PORTFOLIO INFORMATION

Each fund’s portfolio holdings are disclosed on a regular basis in its semiannual and annual reports to shareholders as well as Form N-Q which is filed with the SEC within 60 days of a fund’s first and third fiscal quarter-end. In addition, the funds’ Boards have adopted policies and procedures with respect to the disclosure of the funds’ portfolio securities and the disclosure of portfolio commentary and statistical information about the funds’ portfolios and their securities. The policy on the general manner in which the funds’ portfolio securities are disclosed is set forth in the funds’ prospectuses. In addition, portfolio holdings with respect to periods prior to the most recent quarter-end may be disclosed upon request, subject to the sole discretion of T. Rowe Price.

This SAI sets forth details of the funds’ policy on portfolio holdings disclosure as well as the funds’ policy on disclosing information about the funds’ portfolios. In adopting the policies, the Boards of the funds took into account the views of the equity, fixed income and/or international steering committees of the funds’ investment advisers on what information should be disclosed and when and to whom it should be disclosed. The steering committees have oversight responsibilities for managing the T. Rowe Price funds. Each steering committee is comprised of senior investment management personnel of T. Rowe Price, T. Rowe Price International, Price Hong Kong, and/or Price Singapore. Each committee as a whole determines the funds’ policy on the disclosure of portfolio holdings and related information. The funds’ Boards believe the policies they have adopted are in the best interests of the funds and that they strike an appropriate balance between the desire of some persons for information about the funds’ portfolios and the need to protect the funds from potentially harmful disclosures.

From time to time, officers of the funds, the funds’ investment adviser (and investment sub-adviser, if applicable) or the funds’ distributor (collectively “TRP”) may express their views orally or in writing on one or more of the funds’ portfolio securities or may state that the funds have recently purchased or sold one or more securities. Such views and statements may be made to members of the press, shareholders in the funds, persons considering investing in the funds or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers and rating and ranking organizations such as Lipper Inc. and Morningstar, Inc. The nature and content of the views and statements provided to each of these persons may differ. The securities subject to these views and statements may be ones that were purchased or sold since the funds’ most recent quarter-end and therefore may not be reflected on the list of the funds’ most recent quarter-end portfolio holdings disclosed on the website.

Additionally, TRP may provide oral or written information (“portfolio commentary”) about the funds, including, but not limited to, how the funds’ investments are divided among various sectors, industries, countries, value and growth stocks, small-, mid-, and large-cap stocks, and among stocks, bonds, currencies, and cash, types of bonds, bond maturities, bond coupons, and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to fund performance. TRP may also provide oral or written information (“statistical information”) about various financial characteristics of the funds or their underlying portfolio securities including, but not limited to, alpha, beta, R-squared, duration, maturity, information ratio, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about the funds may be based on the funds’ most recent quarter-end portfolio or on some other interim period such as month-end. The portfolio commentary and statistical information may be provided to members of the press, shareholders in the funds, persons considering investing in the funds or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers and rating and ranking organizations. The content and nature of the information provided to each of these persons may differ.

None of the persons described above will receive any of the information described above if, in the sole judgment of TRP, the information could be used in a manner that would be harmful to the funds. The T. Rowe Price Code of Ethics contains a provision to this effect.

TRP also discloses portfolio holdings in connection with the day-to-day operations and management of the funds. Full portfolio holdings are disclosed to the funds’ custodians and auditors. Portfolio holdings are disclosed to the funds’ pricing service vendors and other persons who provide systems or software support in connection with fund operations, including accounting, compliance support, and pricing. Portfolio holdings may also be disclosed to persons assisting the funds in the voting of proxies. In connection with managing the funds, the funds’ investment advisers and investment sub-advisers may use analytical systems provided by third parties who may have access to the funds’ portfolio holdings. In all of these situations, the funds or TRP have entered into an agreement with the outside party under which the party undertakes to maintain the funds’ portfolio holdings on a confidential basis and to refrain from trading on the basis of the information. TRP relies on these non-disclosure agreements in determining that such disclosures are not harmful to the funds. The names of these persons and the services they provide are set forth in the following table under “Fund Service Providers.” The policies and procedures adopted by the funds’ Boards require that any additions to the list of “Fund Service Providers” be approved by specified officers at TRP.

In certain limited situations, the funds may provide portfolio holdings to an institutional client (or its custodian or other agent) when the client is effecting a redemption in-kind from one of the Price Funds and T. Rowe Price believes that such disclosure will not be harmful to the fund. In these situations, T. Rowe Price makes it clear through non-disclosure agreements or other means that the recipient must ensure that the confidential information is used only as necessary to effect the redemption-in-kind, and that the recipient will not trade on the information and will maintain the information in a manner designed to protect against unauthorized access or misuse.

Additionally, when purchasing and selling its securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities as well as in connection with litigation involving the funds’ portfolio securities, the funds may disclose one or more of their securities. The funds have not entered into formal non-disclosure agreements in connection with these situations; however, the funds would not continue to conduct business with a person who TRP believed was misusing the disclosed information.

Fund Service Providers

Service Provider	Service
Algorithmics	Systems Vendor
Barclays Capital	Fixed Income Analytics

Bloomberg	Pricing and Data Vendor

Broadridge	Mailing Vendor
Broadridge Systems	Systems Vendor
SAP	Systems Vendor
Charles River	Systems Vendor
Citigroup	Fixed Income Analytics
COR-FS Ltd.	Systems Vendor
DG3	Typesetting Vendor
DST Global Solutions	Systems Vendor
Eagle	Systems Vendor
FactSet	Systems Vendor
Finix Business Strategies	Consultant
Fiserv	Systems Vendor
Interactive Data	Pricing and Systems Vendor
Investor Tools, Inc.	Fixed Income Analytics
ITG, Inc.	Pricing and Systems Vendor

JPMorgan Chase	Custodian and Pricing Vendor

JW Boarman	Printing Vendor

Lend Amend	Bank Debt Amendment Data Provider and Service
Markit WSO Corporation	Pricing and Systems Vendor

McArdle Printing Company	Printing and Mailing Vendor
Omgeo LLC	Systems Vendor
Portware, LLC	Systems Vendor
PricewaterhouseCoopers LLP	Independent Registered Public Accounting Firm
ISS	Proxy and Systems Vendor
RR Donnelley	Systems, Printing, and Mailing Vendor
Serena	Systems Vendor
SmartStream Technologies	Systems Vendor
Standard & Poor’s	Pricing Vendor
State Street Bank	Custodian
Sybase Inc.	Systems Vendor
Thomson Reuters	Pricing Vendor
WCI Consulting	Systems Vendor
Wilshire	Systems Vendor

PRICING OF SECURITIES

All Price Funds (except Money Funds and Fund-of-Funds)

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued using prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities, or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Purchased and written listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices. Options on futures contracts are valued at the last sale price. Foreign currency forward contracts are valued using the prevailing forward exchange rate. Financial futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by independent swap dealers or by an independent pricing service.

Price Funds Investing in Foreign Securities

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

Trading in the portfolio securities of the funds may take place in various foreign markets on certain days (such as Saturday) when the funds are not open for business and do not calculate their net asset value. As a result, net asset values may be significantly affected by trading on days when shareholders cannot make transactions. In addition, trading in the funds’ portfolio securities may not occur on days when the funds are open.

If a fund determines that developments between the close of a foreign market and the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, will, in its judgment, materially affect the value of some or all of its portfolio securities, that fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Money Funds

Securities are valued at amortized cost in accordance with Rule 2a-7 under the 1940 Act.

Fund-of-Funds

Investments in the underlying Price funds held by each fund are valued at their closing net asset value per share on the day of valuation.

All Price Funds

The values assigned to private placements and other restricted securities, and to those investments for which the valuation procedures previously described are inappropriate, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee. Subject to oversight by the funds’ Boards, the Valuation Committee develops pricing-related policies and procedures and approves all fair valuation determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private equity investments, the Valuation Committee considers a variety of factors including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair value determinations made for portfolio holdings involve a significant amount of good faith judgment, there is a degree of subjectivity inherent in such pricing decisions.

NET ASSET VALUE PER SHARE

The purchase and redemption price of the funds’ shares is equal to the funds’ net asset value per share or share price. The funds determine their net asset value per share by subtracting their liabilities (including accrued expenses and dividends payable) from their total assets (the market value of the securities the funds hold plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of the funds is calculated as of the close of trading on the NYSE, normally 4 p.m. ET every day the NYSE is open for trading.

Determination of net asset value (and the offering, sale, redemption, and purchase of shares) for the funds may be suspended at times (a) during which the NYSE is closed, other than customary weekend and holiday closings, (b) during which trading on the NYSE is restricted, (c) during which an emergency exists as a result of which disposal by the funds of securities owned by them is not reasonably practicable or it is not reasonably practicable for the funds fairly to determine the value of their net assets, or (d) during which a governmental body having jurisdiction over the funds may by order permit such a suspension for the protection of the funds’ shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c), or (d) exist. Under certain limited conditions, a money fund may accept and process purchase and redemption orders during times that the NYSE is not open for trading.

Money Funds

Maintenance of Money Funds’ Net Asset Value per Share at $1.00

It is the policy of the funds to attempt to maintain a net asset value of $1.00 per share by using the amortized cost method of valuation permitted by Rule 2a-7 under the 1940 Act. Under this method, securities are valued by reference to the funds’ acquisition costs as adjusted for amortization of premium or accumulation of discount, rather than by reference to their market value. Under Rule 2a-7:

(a) The Boards must establish written procedures reasonably designed, taking into account current market conditions and the funds’ investment objectives, to stabilize the funds’ net asset value per share, as computed for the purpose of distribution, redemption, and repurchase, at a single value;

(b) The funds must (i) maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a stable price per share; (ii) not purchase any instrument with a remaining maturity greater than 397 calendar days, except for certain adjustable rate government securities or other instruments that meet the requirements of Rule 2a-7; (iii) maintain a dollar-weighted average portfolio maturity of 60 days or less; (iv) maintain a dollar-weighted average life of 120 days or less; (v) not acquire any security other than a “weekly liquid asset,” as defined in Rule 2a-7, unless they hold at least

30% of their total assets in weekly liquid assets; and (vi) for the taxable funds, not acquire any security other than a “daily liquid asset,” as defined in Rule 2a-7, unless they hold at least 10% of their total assets in daily liquid assets.

(c) The funds must limit their purchase of portfolio instruments, including repurchase agreements, to those U.S. dollar-denominated instruments which the funds’ Boards determine present minimal credit risks and which are eligible securities as defined by Rule 2a-7; and

(d) The Boards must determine that (i) it is in the best interest of the funds and the shareholders to maintain a stable net asset value per share under the amortized cost method; and (ii) the funds will continue to use the amortized cost method only so long as the Boards believe that it fairly reflects the market-based net asset value per share.

Although the funds believe that they will be able to maintain their net asset value at $1.00 per share under most conditions, there can be no absolute assurance that they will be able to do so on a continuous basis. If the funds’ net asset value per share declined, or was expected to decline, below $1.00 (rounded to the nearest one cent), the Boards of the funds might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in an investor receiving no dividend for the period during which he holds his shares and in his receiving, upon redemption, a price per share lower than that which he paid. On the other hand, if the funds’ net asset value per share were to increase, or were anticipated to increase, above $1.00 (rounded to the nearest one cent), the Boards of the funds might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

The funds may suspend redemptions and payment of redemption proceeds if: the funds’ Board determines that the deviation between a fund’s amortized cost price per share and its market-based net asset value per share may result in material dilution or unfair results; the Board has irrevocably approved the liquidation of the fund; and the fund notifies the SEC of its decision to liquidate prior to suspending redemptions.

Prime Reserve and TRP Reserve Investment Funds

Prime Money Market Securities Defined

Prime money market securities are those which are described as First Tier Securities under Rule 2a-7 of the 1940 Act. These include any security with a remaining maturity of 397 days or less, and adjustable rate government securities with longer maturities but interest rate resets within 397 days, that are rated (or that has been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class that is comparable in priority and security with the security) by any two nationally recognized statistical rating organizations (NRSROs) (or if only one NRSRO has issued a rating, that NRSRO) in the highest rating category for short-term debt obligations (within which there may be sub-categories). First Tier Securities also include unrated securities comparable in quality to rated securities, as determined by T. Rowe Price under the supervision of the funds’ Boards.

DIVIDENDS AND DISTRIBUTIONS

Unless you elect otherwise, capital gain distributions, final quarterly dividends and annual dividends, if any, will be reinvested on the reinvestment date using the net asset values per share on that date. The reinvestment date normally precedes the payment date by one day, although the exact timing is subject to change and can be as great as 10 days.

IN-KIND REDEMPTIONS AND PURCHASES

Redemptions In-Kind

Certain Price Funds have filed with the SEC a notice of election under Rule 18f-1 of the 1940 Act. This election permits a fund to effect a redemption in-kind if, in any 90-day period, a shareholder redeems: (i) more than $250,000 from the fund; or (ii) redeems more than 1% of the fund’s net assets. If either of these conditions is met, the fund has the right to pay the difference between the redemption amount and the lesser of these two figures with securities from the fund’s portfolio rather than in cash.

In the unlikely event a shareholder receives an in-kind redemption of portfolio securities from a fund, it would be the responsibility of the shareholder to dispose of the securities. The shareholder would be subject to the risks that the value of the securities could decline prior to their sale, the securities could be difficult to sell, and brokerage fees could be incurred.

The Price Funds may also redeem securities in-kind to certain affiliates according to procedures adopted by the Price Funds’ Boards. The procedures generally require a pro-rata distribution of the Fund’s securities subject to certain limited exceptions.

Issuance of Fund Shares for Securities

Transactions involving the issuance of fund shares for securities or assets other than cash will be limited to (1) bona fide reorganizations; (2) statutory mergers; or (3) other acquisitions of portfolio securities that: (a) meet the investment objectives and investment policies of the funds; (b) are generally acquired for investment and not for resale; (c) have a value that is readily ascertainable, which may include securities listed or traded in a recognized U.S. or international exchange or market; and (d) are not illiquid. The securities received in-kind must be deemed by the fund’s portfolio manager to be appropriate, in type and amount, for investment by the fund receiving the securities in light of its investment objectives, investment programs and policies, and its current holdings.

TAX STATUS

The funds intend to qualify as “regulated investment companies” under Subchapter M of the Code.

To be entitled to the special tax benefits applicable to regulated investment companies, the funds will be required to distribute the sum of 90% of their investment company taxable income and 90% of their net tax-exempt income, if any, each year. In order to avoid federal income tax, the funds must distribute all of their investment company taxable income and realized long-term capital gains for each fiscal year within 12 months after the end of the fiscal year. To avoid federal excise tax, the funds must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and 98.2% of capital gains (as of October 31) and distribute such amounts prior to February 1 of the following calendar year. Shareholders are required to include such distributions in their income for federal income tax purposes whether dividends and capital gain distributions are paid in cash or in additional shares.

For individual shareholders, a portion of the funds’ ordinary dividends representing “qualified dividend income” may be subject to tax at the lower rate applicable to long-term capital gains, rather than ordinary income. Unless extended, this favorable provision will expire on December 31, 2012, and ordinary dividends will again be taxed at tax rates applicable to ordinary income. “Qualified dividend income” is composed of certain dividends received from domestic and qualified foreign corporations. It excludes dividends representing payments in lieu of dividends related to loaned securities, dividends received on certain hedged positions, dividends on non-qualified foreign corporations, and dividends on stocks the funds have not held for more than 60 days during the 121-day period beginning 60 days before the stock became ex-dividend (90 and 181 days for certain preferred stock). Individual shareholders can only apply the lower rate to the qualified portion of the funds’ dividends if they have held the shares in the funds on which the dividends were paid for the holding period surrounding the ex-dividend date of the funds’ dividends. Little, if any, of the ordinary dividends from the Tax-Free, Taxable Bond, and Taxable Money Funds is expected to qualify for this lower rate.

For corporate shareholders, a portion of the funds’ ordinary dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the funds’ income consists of dividends paid by U.S. corporations. This deduction does not include dividends representing payments in lieu of dividends related to loaned securities, dividends received on certain hedged positions, dividends received from certain foreign corporations, and dividends on stocks the funds have not held for more than 45 days during the 90-day period beginning 45 days before the stock became ex-dividend (90 and 180 days for certain preferred stock). Corporate shareholders can only apply the lower rate to the qualified portion of the funds’ dividends if they have held the shares in the funds on which the dividends were paid for the holding period surrounding the ex-dividend date of the funds’ dividends. Little, if any, of the ordinary dividends from the Tax-Free, International (except Global Infrastructure, Global Large-Cap Stock, Global Stock, and Institutional Global Large-Cap Equity Funds), Taxable Bond, and Taxable Money Funds is expected to qualify for this deduction. Long-term capital gain distributions paid by the funds are not eligible for the dividends-received deduction.

The funds may treat a portion of amounts paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in net asset value. This practice, commonly referred to as “equalization,” has no effect on redeeming shareholders or a fund’s total return, and reduces the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. Because of uncertainties related to some of the technical issues relating to computing the amount of equalization, it is possible that the IRS could challenge the funds’ equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the funds.

At the time of your purchase of shares (except in Money Funds), the funds’ net asset value may reflect undistributed income, capital gains, or net unrealized appreciation of securities held by the funds. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable as either dividend or capital gain distributions. The funds may be able to reduce the amount of such distributions by utilizing their capital loss carry-overs, if any. For federal income tax purposes, the funds are permitted to carry forward any net realized capital losses for eight years for any such losses incurred in taxable years beginning on or before December 22, 2010, or indefinitely for any such losses incurred in taxable years beginning after December 22, 2010, and use such losses, subject to applicable limitations, to offset net capital gains up to the amount of such losses without being required to pay taxes on, or distribute, such gains.

However, the amount of capital losses that can be carried forward and used in any single year may be limited if a fund experiences an “ownership change” within the meaning of Section 382 of the Code. An ownership change generally results when the shareholders owning 5% or more of the fund increase their aggregate holdings by more than 50 percentage points over a three-year period. An ownership change could result in capital loss carry-overs from taxable years beginning on or before December 22, 2010, to expire unused, thereby reducing a fund’s ability to offset capital gains with those losses. Capital loss carryovers generated in years beginning after December 22, 2010, is also subject to ownership change limitation but will not expire. An increase in the amount of taxable gains distributed to the fund’s shareholders could result from an ownership change. The Price Funds undertake no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions. Moreover, because of circumstances beyond a fund’s control, there can be no assurance that fund will not experience, or has not already experienced, an ownership change.

If, in any taxable year, a fund does not qualify as a regulated investment company under the Code: (1) the fund would be taxed at the normal corporate rates on the entire amount of its taxable income, if any, without a deduction for dividends or other distributions to shareholders; (2) the fund’s distributions, to the extent made out of the fund’s current or accumulated earnings and profits, would be taxable to shareholders as ordinary dividends regardless of whether they would otherwise have been considered capital gain dividends; (3) the fund may qualify for the 70% deduction for dividends received by corporations; and (4) foreign tax credits would not “pass through” to shareholders. A fund may avoid losing its qualification as a regulated investment company under certain circumstances by using remedies provided in recent legislation, but such remedies may still result in a significant tax penalty to the fund.

Beginning in 2013, a 3.8% Medicare contribution tax will be imposed on net investment income, including interest, dividends, and capital gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly), and of estates and trusts.

Taxation of Foreign Shareholders

Foreign shareholders may be subject to U.S. tax on the sale of shares in any fund, or on distributions of ordinary income and/or capital gains realized by a fund, depending on a number of factors, including the foreign shareholder’s country of tax residence, its other U.S. operations (if any), and the nature of the distribution received. Foreign shareholders should consult their own tax adviser to determine the precise U.S. and local tax consequences to an investment in any fund.

A 30% withholding tax will be imposed on all or a portion of any dividends paid after December 31, 2013, and redemption proceeds paid after December 31, 2014, to: (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders or are exempt from these requirements and certify as such; and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, non-exempt foreign financial institutions will need to enter into agreements with the IRS stipulating that they will provide the IRS with certain information (including name, address and taxpayer identification number) for direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, and agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information. Other foreign entities will need to provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

Retirement and Spectrum Funds

Distributions by the underlying Price funds, redemptions of shares in the underlying Price funds, and changes in asset allocations may result in taxable distributions of ordinary income or capital gains. In addition, the funds will generally not be able to currently offset gains realized by one underlying Price fund in which the funds invest against losses realized by another underlying Price fund. These factors could affect the amount, timing, and character of distributions to shareholders.

State Tax-Free and Tax-Free Funds

The funds anticipate that substantially all of the dividends to be paid by each fund will be exempt from federal income taxes. It is possible that a portion of the funds’ dividends is not exempt from federal income taxes. You will receive a Form 1099-DIV, Form 1099-INT, or other IRS forms, as required, reporting the taxability of all dividends. The funds will also advise you of the percentage of your dividends, if any, which should be included in the computation of the alternative minimum tax. Social Security recipients who receive income dividends from tax-free funds may have to pay taxes on a portion of their Social Security benefits.

Because the income dividends of the funds are expected to be derived from tax-exempt interest on municipal securities, any interest on money you borrow that is directly or indirectly used to purchase fund shares is not deductible. Further, entities or persons that are “substantial users” (or persons related to “substantial users”) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of these funds. The income from such bonds may not be tax-exempt for such substantial users.

Foreign Income Taxes

Income received by the funds from sources within various foreign countries may be subject to foreign income taxes. Under the Code, if more than 50% of the value of the funds’ total assets at the close of the taxable year comprises securities issued by foreign corporations or governments, the funds may file an election to “pass through” to the funds’ shareholders any eligible foreign income taxes paid by the funds. Certain funds of funds may also be able to pass through foreign taxes paid by other mutual funds in which they are invested if at least

50% of the value of the funds’ total assets at the end of each fiscal quarter comprises interests in such regulated investment companies. There can be no assurance that the funds will be able to do so. Pursuant to this election, shareholders will be required to: (1) include in gross income, even though not actually received, their pro-rata share of foreign income taxes paid by the funds; (2) treat their pro-rata share of foreign income taxes as paid by them; and (3) either deduct their pro-rata share of foreign income taxes in computing their taxable income, or use it as a foreign tax credit against U.S. income taxes subject to certain limitations (but not both). A deduction for foreign income taxes may only be claimed by a shareholder who itemizes deductions.

Foreign Currency Gains and Losses

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations, are taxable as ordinary income. If the net effect of these transactions is a gain, the ordinary income dividend paid by the funds will be increased. If the result is a loss, the ordinary income dividend paid by the funds will be decreased, or, to the extent such dividend has already been paid, it may be classified as a return of capital. Adjustments to reflect these gains and losses will be made at the end of the funds’ taxable year.

Passive Foreign Investment Companies

The funds may purchase, directly or indirectly, the securities of certain foreign investment funds or trusts, called “passive foreign investment companies” for U.S. tax purposes. Sometimes such investments are the only or primary way to invest in companies in certain countries. Some or all of the capital gains on the sale of such holdings may be considered ordinary income regardless of how long the funds held the investment. In addition, the funds may be subject to corporate income tax and/or an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

To avoid such tax and/or interest, the funds may treat these securities, when possible, as sold on the last day of each of their fiscal years and to recognize any gains for tax purposes at that time; deductions for losses may be allowable only to the extent of any gains resulting from these deemed sales in prior taxable years. Such gains and losses will be treated as ordinary income or losses. The funds will be required to distribute any resulting income, even though they have not sold the security and received cash to pay such distributions.

Investing in Mortgage Entities

Special tax rules may apply to the funds’ investments in entities which invest in or finance mortgage debt. Such investments include residual interests in Real Estate Mortgage Investment Conduits and interests in a REIT which qualifies as a taxable mortgage pool under the Code or has a qualified REIT subsidiary that is a taxable mortgage pool under the Code. Although it is the practice of the funds not to make such investments, there is no guarantee that the funds will be able to sustain this practice or avoid an inadvertent investment.

Such investments may result in the funds receiving excess inclusion income (“EII”) in which case a portion of its distributions will be characterized as EII and shareholders receiving such distributions, including shares held through nominee accounts, will be deemed to have received EII. This can result in the funds being required to pay tax on the portion allocated to disqualified organizations: certain cooperatives, agencies or instrumentalities of a government or international organization, and tax-exempt organizations that are not subject to tax on unrelated business taxable income. In addition, such amounts will be treated as unrelated business taxable income to tax-exempt organizations that are not disqualified organizations, and will be subject to a 30% withholding tax for shareholders who are not U.S. persons, notwithstanding any exemptions or rate reductions in any relevant tax treaties.

CAPITAL STOCK (MARYLAND CORPORATIONS)

All funds except Capital Appreciation, Equity Income, GNMA, and New America Growth Funds, and California Tax-Free Income Trust and State Tax-Free Income Trust

All of the funds, other than those listed immediately above, are organized as Maryland corporations (“Corporations”) or series thereof. The funds’ Charters authorize the Boards to classify and reclassify any and all shares which are then unissued, including unissued shares of capital stock into any number of classes or series; each class or series consisting of such number of shares and having such designations, such powers, preferences, rights, qualifications, limitations, and restrictions as shall be determined by the Boards subject to the 1940 Act and other applicable law. The shares of any such additional classes or series might therefore differ from the shares of the present class and series of capital stock and from each other as to preferences, conversions, or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the capital stock or to other classes or series in various characteristics. The Boards may increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the funds have authorized to issue without shareholder approval.

Except to the extent that the funds’ Boards might provide that holders of shares of a particular class are entitled to vote as a class on specified matters presented for a vote of the holders of all shares entitled to vote on such matters, there would be no right of class vote unless and to the extent that such a right might be construed to exist under Maryland law. The directors have provided that as to any matter with respect to which a separate vote of any class is required by the 1940 Act, such requirement as to a separate vote by that class shall apply in lieu of any voting requirements established by the Maryland General Corporation Law. Otherwise, holders of each class of capital stock are not entitled to vote as a class on any matter. Accordingly, the preferences, rights, and other characteristics attaching to any class of shares might be altered or eliminated, or the class might be combined with another class or classes, by action approved by the vote of the holders of a majority of all the shares of all classes entitled to be voted on the proposal, without any additional right to vote as a class by the holders of the capital stock or of another affected class or classes.

Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of or removal of directors (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. There will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders’ meeting for the election of directors. Except as set forth above, the directors shall continue to hold office and may appoint successor directors. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of directors can, if they choose to do so, elect all the directors of the funds, in which event the holders of the remaining shares will be unable to elect any person as a director. As set forth in the By-Laws of the Corporations, a special meeting of shareholders of the Corporations shall be called by the secretary of the Corporations on the written request of shareholders entitled to cast (a) in the case of a meeting for the purpose of removing a director, at least ten (10) percent and (b) in the case of a meeting for any other purpose, at least 25 percent, in each case of all the votes entitled to be cast at such meeting, provided that any such request shall state the purpose or purposes of the meeting and the matters proposed to be acted on. Shareholders requesting such a meeting must pay to the Corporations the reasonably estimated costs of preparing and mailing the notice of the meeting. The Corporations, however, will otherwise assist the shareholders seeking to hold the special meeting in communicating to the other shareholders of the Corporations to the extent required by Section 16(c) of the 1940 Act.

The series (and classes) set forth in the following table have been established by the Boards under the Articles of Incorporation of the indicated Corporations. Each series represents a separate pool of assets of the Corporations’ shares and has different objectives and investment policies. Maryland law provides that the debts, liabilities, obligations, and expenses incurred with respect to a particular series or class are enforceable against the assets associated with that series or class only. The Articles of Incorporation also provide that the Boards may issue additional series of shares. Each share of each fund represents an equal proportionate share in that fund with each other share and is entitled to such dividends and distributions of income belonging to that fund as are declared by the directors. In the event of the liquidation of a fund, each share is entitled to a pro-rata share of the net assets of that fund. Classes represent separate shares in the funds but share the same portfolios as the indicated funds. Each fund is registered with the SEC under the 1940 Act as an open-end management investment company, commonly known as a “mutual fund.”

Maryland Corporations	Year of Inception
T. Rowe Price Balanced Fund, Inc. (fund)	1939
T. Rowe Price Blue Chip Growth Fund, Inc. (fund) T. Rowe Price Blue Chip Growth Fund–Advisor Class (class) T. Rowe Price Blue Chip Growth Fund–R Class (class)	1993 2000 2002
T. Rowe Price Capital Opportunity Fund, Inc. (fund) T. Rowe Price Capital Opportunity Fund–Advisor Class (class) T. Rowe Price Capital Opportunity Fund–R Class (class)	1994 2004 2004
T. Rowe Price Corporate Income Fund, Inc. (fund)	1995
T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (fund)	2003
T. Rowe Price Diversified Small-Cap Growth Fund, Inc. (fund)	1997
T. Rowe Price Dividend Growth Fund, Inc. (fund) T. Rowe Price Dividend Growth Fund–Advisor Class (class)	1992 2005
T. Rowe Price Financial Services Fund, Inc. (fund)	1996
T. Rowe Price Floating Rate Fund, Inc. (fund) T. Rowe Price Floating Rate Fund–Advisor Class (class)	2011 2011
T. Rowe Price Global Real Estate Fund, Inc. (fund) T. Rowe Price Global Real Estate Fund–Advisor Class (class)	2008 2008
T. Rowe Price Global Technology Fund, Inc. (fund)	2000
T. Rowe Price Growth & Income Fund, Inc. (fund)	1982
T. Rowe Price Growth Stock Fund, Inc. (fund) T. Rowe Price Growth Stock Fund–Advisor Class (class) T. Rowe Price Growth Stock Fund–R Class (class)	1950 2001 2002
T. Rowe Price Health Sciences Fund, Inc. (fund)	1995
T. Rowe Price High Yield Fund, Inc. (fund) T. Rowe Price High Yield Fund–Advisor Class (class)	1984 2000
T. Rowe Price Index Trust, Inc. (corporation) T. Rowe Price Equity Index 500 Fund (series) T. Rowe Price Extended Equity Market Index Fund (series) T. Rowe Price Total Equity Market Index Fund (series)	1989 1990 1998 1998
T. Rowe Price Inflation Focused Bond Fund, Inc. (fund)	2006
T. Rowe Price Inflation Protected Bond Fund, Inc. (fund)	2002
T. Rowe Price Institutional Equity Funds, Inc. (corporation) T. Rowe Price Institutional Large-Cap Core Growth Fund (series) T. Rowe Price Institutional Large-Cap Growth Fund (series) T. Rowe Price Institutional Large-Cap Value Fund (series) T. Rowe Price Institutional Mid-Cap Equity Growth Fund (series) T. Rowe Price Institutional Small-Cap Stock Fund (series) T. Rowe Price Institutional U.S. Structured Research Fund (series)	1996 2003 2001 2000 1996 2000 2007
T. Rowe Price Institutional Income Funds, Inc. (corporation) T. Rowe Price Institutional Core Plus Fund (series) T. Rowe Price Institutional Core Plus Fund–F Class (class) T. Rowe Price Institutional Floating Rate Fund (series) T. Rowe Price Institutional Floating Rate Fund–F Class (class) T. Rowe Price Institutional High Yield Fund (series)	2000 2004 2010 2008 2010 2002

T. Rowe Price Institutional International Funds, Inc. (corporation)

T. Rowe Price Institutional Africa & Middle East Fund (series)

T. Rowe Price Institutional Concentrated International Equity Fund (series)

T. Rowe Price Institutional Emerging Markets Bond Fund (series)

T. Rowe Price Institutional Emerging Markets Equity Fund (series)

T. Rowe Price Institutional Global Equity Fund (series)

T. Rowe Price Institutional Global Large-Cap Equity Fund (series)

T. Rowe Price Institutional International Bond Fund (series)

T. Rowe Price Institutional International Core Equity Fund (series)

T. Rowe Price Institutional International Growth Equity Fund (series)

1989 2008 2010 2006 2002 2006 2008 2007 2010 1989

T. Rowe Price International Funds, Inc. (corporation)

T. Rowe Price Africa & Middle East Fund (series)

T. Rowe Price Emerging Europe Fund (series)

T. Rowe Price Emerging Markets Bond Fund (series)

T. Rowe Price Emerging Markets Local Currency Bond Fund (series)

T. Rowe Price Emerging Markets Local Currency Bond Fund –Advisor Class (class)

T. Rowe Price Emerging Markets Stock Fund (series)

T. Rowe Price European Stock Fund (series)

T. Rowe Price Global Infrastructure Fund (series)

T. Rowe Price Global Infrastructure Fund–Advisor Class (class)

T. Rowe Price Global Large-Cap Stock Fund (series)

T. Rowe Price Global Large-Cap Stock Fund–Advisor Class (class)

T. Rowe Price Global Stock Fund (series)

T. Rowe Price Global Stock Fund–Advisor Class (class)

T. Rowe Price International Bond Fund (series)

T. Rowe Price International Bond Fund–Advisor Class (class)

T. Rowe Price International Discovery Fund (series)

T. Rowe Price International Growth & Income Fund (series)

T. Rowe Price International Growth & Income Fund–Advisor Class (class)

T. Rowe Price International Growth & Income Fund–R Class (class)

T. Rowe Price International Stock Fund (series)

T. Rowe Price International Stock Fund–Advisor Class (class)

T. Rowe Price International Stock Fund–R Class (class)

T. Rowe Price Japan Fund (series)

T. Rowe Price Latin America Fund (series)

T. Rowe Price New Asia Fund (series)

T. Rowe Price Overseas Stock Fund (series)

1979 2007 2000 1994 2011 2011 1995 1990 2010 2010 2008 2008 1995 2006 1986 2000 1988 1998 2002 2002 1980 2000 2002 1991 1993 1990 2006
T. Rowe Price International Index Fund, Inc. (corporation) T. Rowe Price International Equity Index Fund (series)	2000 2000
T. Rowe Price Media & Telecommunications Fund, Inc. (fund)	1993
T. Rowe Price Mid-Cap Growth Fund, Inc. (fund) T. Rowe Price Mid-Cap Growth Fund–Advisor Class (class) T. Rowe Price Mid-Cap Growth Fund–R Class (class)	1992 2000 2002
T. Rowe Price Mid-Cap Value Fund, Inc. (fund) T. Rowe Price Mid-Cap Value Fund–Advisor Class (class) T. Rowe Price Mid-Cap Value Fund–R Class (class)	1996 2002 2002
T. Rowe Price Multi-Sector Account Portfolios, Inc. (corporation) T. Rowe Price Emerging Markets Bond Multi-Sector Account Portfolio (series) T. Rowe Price Emerging Markets Local Multi-Sector Account Portfolio (series) T. Rowe Price Floating Rate Multi-Sector Account Portfolio (series) T. Rowe Price High Yield Multi-Sector Account Portfolio (series) T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio (series) T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio (series)	2011 2012 2012 2012 2012 2012 2012
T. Rowe Price New Era Fund, Inc. (fund)	1969
T. Rowe Price New Horizons Fund, Inc. (fund)	1960

T. Rowe Price New Income Fund, Inc. (fund) T. Rowe Price New Income Fund–Advisor Class (class) T. Rowe Price New Income Fund–R Class (class)	1973 2002 2002
T. Rowe Price Personal Strategy Funds, Inc. (corporation) T. Rowe Price Personal Strategy Balanced Fund (series) T. Rowe Price Personal Strategy Growth Fund (series) T. Rowe Price Personal Strategy Income Fund (series)	1994 1994 1994 1994
T. Rowe Price Prime Reserve Fund, Inc. (fund)	1976
T. Rowe Price Real Assets Fund, Inc. (fund)	2010
T. Rowe Price Real Estate Fund, Inc. (fund) T. Rowe Price Real Estate Fund–Advisor Class (class)	1997 2004
T. Rowe Price Reserve Investment Funds, Inc. (corporation) T. Rowe Price Government Reserve Investment Fund (series) T. Rowe Price Reserve Investment Fund (series)	1997 1997 1997

T. Rowe Price Retirement Funds, Inc. (corporation)

T. Rowe Price Retirement 2005 Fund (series)

T. Rowe Price Retirement 2005 Fund–Advisor Class (class)

T. Rowe Price Retirement 2005 Fund–R Class (class)

T. Rowe Price Retirement 2010 Fund (series)

T. Rowe Price Retirement 2010 Fund–Advisor Class (class)

T. Rowe Price Retirement 2010 Fund–R Class (class)

T. Rowe Price Retirement 2015 Fund (series)

T. Rowe Price Retirement 2015 Fund–Advisor Class (class)

T. Rowe Price Retirement 2015 Fund–R Class (class)

T. Rowe Price Retirement 2020 Fund (series)

T. Rowe Price Retirement 2020 Fund–Advisor Class (class)

T. Rowe Price Retirement 2020 Fund–R Class (class)

T. Rowe Price Retirement 2025 Fund (series)

T. Rowe Price Retirement 2025 Fund–Advisor Class (class)

T. Rowe Price Retirement 2025 Fund–R Class (class)

T. Rowe Price Retirement 2030 Fund (series)

T. Rowe Price Retirement 2030 Fund–Advisor Class (class)

T. Rowe Price Retirement 2030 Fund–R Class (class)

T. Rowe Price Retirement 2035 Fund (series)

T. Rowe Price Retirement 2035 Fund–Advisor Class (class)

T. Rowe Price Retirement 2035 Fund–R Class (class)

T. Rowe Price Retirement 2040 Fund (series)

T. Rowe Price Retirement 2040 Fund–Advisor Class (class)

T. Rowe Price Retirement 2040 Fund–R Class (class)

T. Rowe Price Retirement 2045 Fund (series)

T. Rowe Price Retirement 2045 Fund–Advisor Class (class)

T. Rowe Price Retirement 2045 Fund–R Class (class)

T. Rowe Price Retirement 2050 Fund (series)

T. Rowe Price Retirement 2050 Fund–Advisor Class (class)

T. Rowe Price Retirement 2050 Fund–R Class (class)

T. Rowe Price Retirement 2055 Fund (series)

T. Rowe Price Retirement 2055 Fund–Advisor Class (class)

T. Rowe Price Retirement 2055 Fund–R Class (class)

T. Rowe Price Retirement Income Fund (series)

T. Rowe Price Retirement Income Fund–Advisor Class (class)

T. Rowe Price Retirement Income Fund–R Class (class)

2002 2004 2007 2007 2002 2003 2003 2004 2007 2007 2002 2003 2003 2004 2007 2007 2002 2003 2003 2004 2007 2007 2002 2003 2003 2005 2007 2007 2006 2006 2006 2006 2007 2007 2002 2003 2003
T. Rowe Price Science & Technology Fund, Inc. (fund) T. Rowe Price Science & Technology Fund–Advisor Class (class)	1987 2000
T. Rowe Price Short-Term Bond Fund, Inc. (fund) T. Rowe Price Short-Term Bond Fund–Advisor Class (class)	1984 2004
T. Rowe Price Small-Cap Stock Fund, Inc. (fund) T. Rowe Price Small-Cap Stock Fund–Advisor Class (class)	1956 2000

T. Rowe Price Small-Cap Value Fund, Inc. (fund) T. Rowe Price Small-Cap Value Fund–Advisor Class (class)	1988 2000
T. Rowe Price Spectrum Fund, Inc. (corporation) Spectrum Growth Fund (series) Spectrum Income Fund (series) Spectrum International Fund (series)	1987 1990 1990 1996
T. Rowe Price Strategic Income Fund, Inc. (fund) T. Rowe Price Strategic Income Fund–Advisor Class (class)	2008 2008
T. Rowe Price Summit Funds, Inc. (corporation) T. Rowe Price Summit Cash Reserves Fund (series) T. Rowe Price Summit GNMA Fund (series)	1993 1993 1993
T. Rowe Price Summit Municipal Funds, Inc. (corporation) T. Rowe Price Summit Municipal Money Market Fund (series) T. Rowe Price Summit Municipal Intermediate Fund (series) T. Rowe Price Summit Municipal Income Fund (series)	1993 1993 1993 1993
T. Rowe Price Tax-Efficient Funds, Inc. (corporation) T. Rowe Price Tax-Efficient Equity Fund (series)	1997 2000
T. Rowe Price Tax-Exempt Money Fund, Inc. (fund)	1981
T. Rowe Price Tax-Free High Yield Fund, Inc. (fund)	1985
T. Rowe Price Tax-Free Income Fund, Inc. (fund) T. Rowe Price Tax-Free Income Fund–Advisor Class (class)	1976 2002
T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. (fund)	1983
T. Rowe Price U.S. Bond Enhanced Index Fund, Inc. (fund)	2000
T. Rowe Price U.S. Large-Cap Core Fund, Inc. (fund) T. Rowe Price U.S. Large-Cap Core Fund–Advisor Class (class)	2009 2009
T. Rowe Price U.S. Treasury Funds, Inc. (corporation) U.S. Treasury Intermediate Fund (series) U.S. Treasury Long-Term Fund (series) U.S. Treasury Money Fund (series)	1989 1989 1989 1982
T. Rowe Price Value Fund, Inc. (fund) T. Rowe Price Value Fund–Advisor Class (class)	1994 2000

Balanced Fund

On August 31, 1992, the T. Rowe Price Balanced Fund acquired substantially all of the assets of the Axe-Houghton Fund B, a series of Axe-Houghton Funds, Inc. As a result of this acquisition, the SEC requires that the historical performance information of the Balanced Fund be based on the performance of Fund B. Therefore, all performance information of the Balanced Fund prior to September 1, 1992, reflects the performance of Fund B and investment managers other than T. Rowe Price. Performance information after August 31, 1992, reflects the combined assets of the Balanced Fund and Fund B.

Emerging Europe Fund

Effective March 1, 2012, the fund’s name was changed from T. Rowe Price Emerging Europe & Mediterranean Fund to the T. Rowe Price Emerging Europe Fund.

Equity Index 500 Fund

Effective January 30, 1998, the fund’s name was changed from T. Rowe Price Equity Index Fund to the T. Rowe Price Equity Index 500 Fund.

Inflation Focused Bond Fund

Effective July 7, 2010, the fund’s name was changed from T. Rowe Price Short-Term Income Fund to the T. Rowe Price Inflation Focused Bond Fund.

Institutional International Growth Equity Fund

Effective June 1, 2010, the fund’s name was changed from T. Rowe Price Institutional Foreign Equity Fund to the T. Rowe Price Institutional International Growth Equity Fund.

Media & Telecommunications Fund

On July 28, 1997, the fund converted its status from a closed-end fund to an open-end mutual fund. Prior to the conversion the fund was known as New Age Media Fund, Inc.

Small-Cap Stock Fund

Effective May 1, 1997, the fund’s name was changed from the T. Rowe Price OTC Fund to the T. Rowe Price Small-Cap Stock Fund.

U.S. Bond Enhanced Index Fund

Effective May 6, 2011, the fund’s name was changed from T. Rowe Price U.S. Bond Index Fund to the T. Rowe Price U.S. Bond Enhanced Index Fund.

ORGANIZATION OF THE FUNDS (MASSACHUSETTS BUSINESS TRUSTS)

Capital Appreciation, Equity Income, GNMA, and New America Growth Funds, and California Tax-Free Income Trust and State Tax-Free Income Trust

For tax and business reasons, these funds were organized as Massachusetts business trusts (“Trusts”). Each fund is registered with the SEC under the 1940 Act as an open-end management investment company, commonly known as a “mutual fund.”

The Declaration of Trust permits the Boards to issue an unlimited number of full and fractional shares of a single class. The Declaration of Trust also provides that the Boards may issue additional series or classes of shares. Each share represents an equal proportionate beneficial interest in the funds. In the event of the liquidation of the funds, each share is entitled to a pro-rata share of the net assets of the funds.

Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of or removal of trustees (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. There will normally be no meetings of shareholders for the purpose of electing trustees unless and until such time as less than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholders’ meeting for the election of trustees. Pursuant to Section 16(c) of the 1940 Act, holders of record of not less than two-thirds of the outstanding shares of the funds may remove a trustee by a vote cast in person or by proxy at a meeting called for that purpose. Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of trustees can, if they choose to do so, elect all the trustees of the Trusts, in which event the holders of the remaining shares will be unable to elect any person as a trustee. No amendments may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trusts.

Shares have no preemptive or conversion rights; the right of redemption and the privilege of exchange are described in the prospectus. Shares are fully paid and nonassessable, except as set forth below. The Trusts may be terminated (i) upon the sale of their assets to another open-end management investment company, if approved by the vote of the holders of two-thirds of the outstanding shares of the Trusts, or (ii) upon liquidation and distribution of the assets of the Trusts, if approved by the vote of the holders of a majority of the outstanding shares of the Trusts. If not so terminated, the Trusts will continue indefinitely.

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the funds. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the funds and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the funds or trustees. The Declaration of Trust provides for indemnification from fund property for all losses and expenses of any shareholder held personally liable for the obligations of the funds. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the funds themselves would be unable to meet their obligations, a possibility which T. Rowe Price believes is remote. Upon payment of any liability incurred by the funds, the shareholders of the funds paying such liability will be entitled to reimbursement from the general assets of the funds. The trustees intend to conduct the operations of the funds in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of such funds.

The series and classes set forth in the following table have been established by the Boards under the Declaration of Trust of the indicated trusts.

Massachusetts Business Trusts	Year of Inception
T. Rowe Price California Tax-Free Income Trust (trust) California Tax-Free Bond Fund (series) California Tax-Free Money Fund (series)	1986 1986 1986
T. Rowe Price Capital Appreciation Fund (fund) T. Rowe Price Capital Appreciation Fund–Advisor Class (series)	1986 2004
T. Rowe Price Equity Income Fund (fund) T. Rowe Price Equity Income Fund–Advisor Class (series) T. Rowe Price Equity Income Fund–R Class (series)	1985 2000 2002
T. Rowe Price GNMA Fund (fund)	1985
T. Rowe Price New America Growth Fund (fund) T. Rowe Price New America Growth Fund–Advisor Class (series)	1985 2005
T. Rowe Price State Tax-Free Income Trust (trust) Georgia Tax-Free Bond Fund (series) Maryland Short-Term Tax-Free Bond Fund (series) Maryland Tax-Free Bond Fund (series) Maryland Tax-Free Money Fund (series) New Jersey Tax-Free Bond Fund (series) New York Tax-Free Bond Fund (series) New York Tax-Free Money Fund (series) Virginia Tax-Free Bond Fund (series)	1986 1993 1993 1987 2001 1991 1986 1986 1991
PROXY VOTING – PROCESS AND POLICIES

T. Rowe Price recognizes and adheres to the principle that one of the privileges of owning stock in a company is the right to vote on issues submitted to shareholder vote—such as election of directors and important matters affecting a company’s structure and operations. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the investment companies that it sponsors and serves as investment adviser. T. Rowe Price also is involved in the proxy process on behalf of its institutional and private counsel clients who have requested such service. For those private counsel clients who have not delegated their voting responsibility but who request advice, T. Rowe Price makes recommendations regarding proxy voting. T. Rowe Price reserves the right to decline to vote proxies in accordance with client-specific voting guidelines.

Proxy Administration

The T. Rowe Price Proxy Committee develops our firm’s positions on all major corporate and social responsibility issues, creates guidelines, and oversees the voting process. The Proxy Committee, composed of portfolio managers, investment operations managers, and internal legal counsel, analyzes proxy policies based on whether they would adversely affect shareholders’ interests and make a company less attractive to own. In evaluating proxy policies each year, the Proxy Committee relies upon our own fundamental research, independent proxy research provided by third parties such as RiskMetrics Group (“RMG”) (formerly known as Institutional Shareholder Services) and Glass Lewis, and information presented by company managements and shareholder groups.

Once the Proxy Committee establishes its recommendations, they are distributed to the firm’s portfolio managers as voting guidelines. Ultimately, the portfolio manager decides how to vote on the proxy proposals of companies in his or her portfolio. Because portfolio managers may have differences of opinion on portfolio companies and their proxies, or their portfolios may have different investment objectives, these factors, among others, may lead to different votes between portfolios on the same proxies. When portfolio managers cast votes that are counter to the Proxy Committee’s guidelines, they are required to document their reasons in writing to the Proxy Committee. Annually, the Proxy Committee reviews T. Rowe Price’s proxy voting process, policies, and voting records.

T. Rowe Price has retained RMG, an expert in the proxy voting and corporate governance area, to provide proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon RMG research in establishing T. Rowe Price’s voting guidelines—many of which are consistent with RMG positions—T. Rowe Price deviates from RMG recommendations on some general policy issues and a number of specific proxy proposals.

Fiduciary Considerations

T. Rowe Price’s decisions with respect to proxy issues are made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance. For example, we might refrain from voting if we or our agents are required to appear in person at a shareholder meeting or if the exercise of voting rights results in the imposition of trading or other ownership restrictions.

Consideration Given Management Recommendations

One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. We recognize that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, our proxy voting guidelines are not intended to substitute our judgment for management’s with respect to the company’s day-to-day operations. Rather, our voting guidelines are designed to promote accountability of a company's management and board of directors to its shareholders, to align the interests of management with those of shareholders, and to encourage companies to adopt best practices in terms of their corporate governance. In addition to our voting guidelines, we rely on a company’s disclosures, its board’s recommendations, a company’s track record, country-specific best practices codes, our research providers and, most importantly, our investment professionals’ views, in making voting decisions.

T. Rowe Price Voting Policies

Specific voting guidelines have been established by the Proxy Committee for recurring issues that appear on proxies. The following is a summary of the more significant T. Rowe Price policies:

Election of Directors

T. Rowe Price generally supports slates with a majority of independent directors. We vote against outside directors that do not meet certain criteria relating to their independence but who serve on key board committees. We vote against directors who are unable to dedicate sufficient time to their board duties due to their commitment to other boards. We may vote against certain directors who have served on company boards where we believe there has been a gross failure in governance or oversight. T. Rowe Price also votes against inside directors serving on key board committees and directors who miss more than one-fourth of the scheduled board meetings. We may vote against directors for failing to establish a formal nominating committee, as well as compensation committee members who approve excessive compensation plans. We support efforts to elect all board members annually because boards with staggered terms act as deterrents to takeover proposals. To strengthen boards’ accountability to shareholders, T. Rowe Price generally supports proposals calling for a majority vote threshold for the election of directors.

Executive Compensation

Our goal is to assure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests. We evaluate plans on a case-by-case basis, using a proprietary, scorecard-based approach that employs a number of factors, including dilution to shareholders, problematic plan features, burn rate, and the equity compensation mix. Plans that are constructed to effectively and fairly align executives’ and shareholders’ incentives generally earn our approval. Conversely, we oppose compensation packages that provide what we view as excessive awards to few senior executives, contain the potential for excessive dilution relative to the company’s peers, or rely on an inappropriate mix of options and full-value awards. We also may oppose equity plans at any company where we deem the overall compensation practices to be problematic. We generally oppose plans that give a company the ability to reprice options or to grant options at below market prices, unless such plans appropriately balance shareholder and employee interests, and the retention of key personnel has become a genuine risk to the company’s business. For companies with particularly egregious pay practices, we may vote against compensation committee members. Finally, we vote in favor of proposals (either management or shareholder-sponsored) calling for shareholder ratification of a company’s executive compensation practices (“Say-on-Pay” proposals) a majority of the time.

Our goal is to assure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests. We evaluate plans on a case-by-case basis, using a proprietary, scorecard-based approach that employs a number of factors, including dilution to shareholders, problematic plan features, burn rate, and the equity compensation mix. Plans that are constructed to effectively and fairly align executives’ and shareholders’ incentives generally earn our approval. Conversely, we oppose compensation packages that provide what we view as excessive awards to few senior executives, contain the potential for excessive dilution relative to the company’s peers, or rely on an inappropriate mix of options and full-value awards. We also may oppose equity plans at any company where we deem the overall compensation practices to be problematic. We generally oppose plans that give a company the ability to reprice options or to grant options at below market prices, unless such plans appropriately balance shareholder and employee interests, and the retention of key personnel has become a genuine risk to the company’s business. For companies with particularly egregious pay practices, we may vote against compensation committee members. Finally, we vote in favor of proposals (either management or shareholder-sponsored) calling for shareholder ratification of a company’s executive compensation practices (“Say-on-Pay” proposals) a majority of the time.

Mergers and Acquisitions

T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders’ current and future earnings stream and to ensure that our Price Funds and clients are receiving fair compensation in exchange for their investment.

Anti-takeover, Capital Structure, and Corporate Governance Issues

T. Rowe Price generally opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes and poison pills. We also oppose proposals that give management a “blank check” to create new classes of stock with disparate rights and privileges. When voting on capital structure proposals, we will consider the dilutive impact to shareholders and the effect on shareholder rights. We generally support shareholder proposals that call for the separation of the Chairman and CEO positions unless there are sufficient governance safeguards already in place. With respect to proposals for the approval of a company’s auditor, we typically oppose auditors who have a significant non-audit relationship with the company.

Social and Corporate Responsibility Issues

T. Rowe Price generally votes with a company’s management on social, environmental, and corporate responsibility issues unless they have substantial investment implications for the company’s business and operations that have not been adequately addressed by management. T. Rowe Price supports well-targeted shareholder proposals on environmental and other public policy issues that are particularly relevant to a company’s businesses.

Monitoring and Resolving Conflicts of Interest

The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since our voting guidelines are predetermined by the Proxy Committee using recommendations from RMG, an independent third party, application of the T. Rowe Price guidelines to vote clients’ proxies should in most instances adequately address any possible conflicts of interest. However, for proxy votes inconsistent with T. Rowe Price guidelines, the Proxy Committee reviews all such proxy votes in order to determine whether the portfolio manager’s voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company’s proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price’s Code of Ethics requires all employees to avoid placing themselves in a “compromising position” where their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

Index, Retirement, and Spectrum Funds

Voting of T. Rowe Price Group, Inc., common stock (sym: TROW) by certain T. Rowe Price index funds will be done in all instances in accordance with T. Rowe Price policy, and votes inconsistent with policy will not be permitted. The Retirement and Spectrum Funds own shares in underlying T. Rowe Price funds. If an underlying T. Rowe Price fund has a shareholder meeting, the Retirement and Spectrum Funds normally would vote their shares in the underlying fund in the same proportion as the votes of the other shareholders of the underlying fund. This is known as “echo voting” and is designed to avoid any potential for a conflict of interest. This same process would be followed with respect to any T. Rowe Price funds owning shares in other T. Rowe Price funds.

T. Rowe Price Proxy Vote Disclosure

T. Rowe Price funds make broad disclosure of their proxy votes on troweprice.com and on the SEC’s Internet site at http://www.sec.gov. All funds, regardless of their fiscal years, must file with the SEC by August 31, their proxy voting records for the most recent 12-month period ended June 30.

FEDERAL REGISTRATION OF SHARES

The funds’ shares (except for TRP Government Reserve Investment Fund and TRP Reserve Investment Fund) are registered for sale under the 1933 Act. Registration of the funds’ shares are not required under any state law, but the funds are required to make certain filings with and pay fees to the states in order to sell their shares in the states.

LEGAL COUNSEL

Willkie Farr & Gallagher LLP, whose address is 787 Seventh Avenue, New York, New York 10019, is legal counsel to the funds.

RATINGS OF COMMERCIAL PAPER

Moody’s Investors Service, Inc. P-1 superior capacity for repayment. P-2 strong capacity for repayment. P-3  acceptable capacity for repayment of short-term promissory obligations.

Standard & Poor’s Corporation A-1 highest category, degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. A-2 satisfactory capacity to pay principal and interest. A-3 adequate capacity for timely payment, but are more vulnerable to adverse effects of changes in circumstances than higher-rated issues. B and C speculative capacity to pay principal and interest.

Fitch Ratings F-1+ exceptionally strong credit quality, strongest degree of assurance for timely payment. F-1 very strong credit quality. F-2 good credit quality, having a satisfactory degree of assurance for timely payment. F-3 fair credit quality, assurance for timely payment is adequate, but adverse changes could cause the securities to be rated below investment grade.

Moody’s Investors Service, Inc. The rating of Prime-1 is the highest commercial paper rating assigned by Moody’s. Among the factors considered by Moody’s in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer’s products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated P1, P2, or P3.

Standard & Poor’s Corporation Commercial paper rated A (highest quality) by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated “A” or better, although in some cases “BBB” credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer’s industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer’s commercial paper is rated A1, A2, or A3.

Fitch Ratings Fitch 1–Highest grade Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment. Fitch 2–Very good grade Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

RATINGS OF CORPORATE DEBT SECURITIES

Moody’s Investors Service, Inc.

Aaa–Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”

Aa–Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds.

A–Bonds rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations.

Baa–Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba–Bonds rated Ba are judged to have speculative elements: their futures cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B–Bonds rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa–Bonds rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to repayment of principal or payment of interest.

Ca–Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C–Bonds rated C represent the lowest rated and have extremely poor prospects of attaining investment standing.

Standard & Poor’s Corporation

AAA–This is the highest rating assigned by Standard & Poor’s to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA–Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong.

A–Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB–Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC, C–Bonds rated BB, B, CCC, CC, and C are regarded on balance as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D–In default.

Fitch Ratings

AAA–High grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is the showing of earnings several times or many times interest requirements for such stability of applicable interest that safety is beyond reasonable question whenever changes occur in conditions. Other features may enter, such as wide margin of protection through collateral, security, or direct lien on specific property. Sinking funds or voluntary reduction of debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may influence the rating.

AA–Of safety virtually beyond question and readily salable. Their merits are not greatly unlike those of AAA class, but a bond so rated may be junior, though of strong lien, or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured, but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

A–Bonds rated A are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB–Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB, B, CCC, CC, and C–Bonds rated BB, B, CCC, CC, and C are regarded on balance as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation for bond issues not in default. BB indicates the lowest degree of speculation and C the highest degree of speculation. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, and the current and prospective financial condition and operating performance of the issuer.

RATINGS OF MUNICIPAL NOTES AND VARIABLE RATE SECURITIES

Moody’s Investors Service, Inc. VMIG1/MIG-1 the best quality. VMIG2/MIG-2 high quality, with margins of protection ample, though not so large as in the preceding group. VMIG3/MIG-3 favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established. SG adequate quality, but there is specific risk.

Standard & Poor’s Corporation SP-1 very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation. SP-2 satisfactory capacity to pay interest and principal. SP-3 speculative capacity to pay principal and interest.

Fitch Ratings F-1+ exceptionally strong credit quality, strongest degree of assurance for timely payment. F-1 very strong credit quality. F-2 good credit quality, having a satisfactory degree of assurance for timely payment. F-3 fair credit quality, assurance for timely payment is adequate, but adverse changes could cause the securities to be rated below investment grade.

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)(1) Articles of Incorporation of Registrant, dated January 23, 1991 (electronically filed with Amendment No. 7 dated March 1, 1995)

(a)(2) Articles of Amendment and Restatement, dated March 12, 1991 (electronically filed with Amendment No. 6 dated February 28, 1994)

(b) By-Laws of Registrant, as amended January 12, 1991, January 22, 1992, July 21, 1999, February 5, 2003, April 21, 2004, February 8, 2005, July 22, 2008, and October 17, 2011

(c) See Article FIFTH, Capital Stock, paragraphs (B)-(E) of the Articles of Amendment and Restatement, (electronically filed with Amendment No. 6); Article II, Shareholders, in its entirety and Articles VIII, Capital Stock, in its entirety, of the By-Laws

(d)(1) Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., dated May 1, 1992 (electronically filed with Amendment No. 7 dated March 1, 1995)

(d)(2) Amended Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., dated August 1, 2004 (electronically filed with Amendment No. 17 dated April 27, 2005)

(e) Underwriting Agreement between Registrant and T. Rowe Price Investment Services, Inc. dated March 6, 1991 (electronically filed with Amendment No. 6 dated February 28, 1994)

(f) Inapplicable

(g) Custody Agreements

(g)(1) Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, February 7, 2001, June 7, 2001, July 24, 2001, April 24, 2002, July 24, 2002, September 4, 2002, July 23, 2003, October 22, 2003, February 4, 2004, September 20, 2004, March 2, 2005, April 19, 2006, July 19, 2006, October 18, 2006, April 24, 2007, June 12, 2007, July 24, 2007, October 23, 2007, February 6, 2008, July 22, 2008, October 21, 2008, April 22, 2009, August 28, 2009, October 20, 2009, February 10, 2010, April 29, 2010, July 6, 2010, July 21, 2010, October 21, 2010, April 15, 2011, April 20, 2011, October 17, 2011, and February 9, 2012

(g)(2) Global Custody Agreement between The Chase Manhattan Bank and T. Rowe Price Funds, dated January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995, November 1, 1995, July 31, 1996, July 23, 1997, September 3, 1997, October 29, 1997, December 15, 1998, October 6, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, July 24, 2001, April 24, 2002, July 24, 2002, July 23, 2003, October 22, 2003, September 20, 2004, December 14, 2005, April 19, 2006, October 18, 2006, April 24, 2007, July 24, 2007, October 23, 2007, February 6, 2008, July 22, 2008, October 21, 2008, April 22, 2009, October 1, 2009, October 20, 2009, December 16, 2009, February 10, 2010, April 29, 2010, July 21, 2010, February 3, 2011, April 21, 2011, July 29, 2011, and October 17, 2011

(h) Other Agreements

(h)(1) Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 2012, as amended February 7, 2012

(h)(2) Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds for Fund Accounting Services, dated January 1, 2012, as amended February 7, 2012

(h)(3) Agreement between T. Rowe Price Retirement Plan Services, Inc. and the T. Rowe Price Funds, dated January 1, 2012, as amended February 7, 2012

(i) Inapplicable

(j) Other Opinions

(j)(1) Consent of Independent Registered Public Accounting Firm

(j)(2) Opinion of Counsel

(j)(3) Power of Attorney

(j)(4) Certificate of Vice President pursuant to Rule 306 of Regulation S-T

(k) Inapplicable

(l) Inapplicable

(m) Inapplicable

(n) Inapplicable

(p) Code of Ethics and Conduct, dated May 20, 2011

Item 29. Persons Controlled by or Under Common Control With Registrant

None

Item 30. Indemnification

The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by ICI Mutual. These policies provide coverage for T. Rowe Price Associates, Inc. (“Manager”), and its subsidiaries and affiliates as listed in Item 31 of this Registration Statement and all other investment companies in the T. Rowe Price family of mutual funds. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of the Manager, its subsidiaries, and affiliates. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d-1(d)(7) under the Investment Company Act of 1940.

General. The Charter of the Corporation provides that to the fullest extent permitted by Maryland or federal law, no director or officer of the Corporation shall be personally liable to the Corporation or the holders of Shares for money damages and each director and officer shall be indemnified by the Corporation; provided, however, that nothing therein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation of the holders of Shares to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Article X, Section 10.01 of the Registrant’s By-Laws provides as follows:

Section 10.01. Indemnification and Payment of Expenses in Advance: The Corporation shall indemnify any individual (“Indemnitee”) who is a present or former director, officer, employee, or agent of the Corporation, or who is or has been serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, who, by reason of his position was, is, or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a “Proceeding”) against any judgments, penalties, fines, settlements, and reasonable expenses (including attorneys’ fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law. The Corporation shall pay any reasonable expenses so incurred by such Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under Maryland law. Subject to any applicable limitations and requirements set forth in the Corporation’s Articles of Incorporation and in these By-Laws, any payment of indemnification or advance of expenses shall be made in accordance with the procedures set forth in Maryland law.

Notwithstanding the foregoing, nothing herein shall protect or purport to protect any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (“Disabling Conduct”).

Anything in this Article X to the contrary notwithstanding, no indemnification shall be made by the Corporation to any Indemnitee unless:

(a) there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or

(b) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination shall be made by:

 (i) the vote of a majority of a quorum of directors who are neither “interested persons” of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

 (ii) an independent legal counsel in a written opinion.

Anything in this Article X to the contrary notwithstanding, any advance of expenses by the Corporation to any Indemnitee shall be made only upon the undertaking by such Indemnitee to repay the advance unless it is ultimately determined that such Indemnitee is entitled to indemnification as above provided, and only if one of the following conditions is met:

(a) the Indemnitee provides a security for his undertaking; or

(b) the Corporation shall be insured against losses arising by reason of any lawful advances; or

(c) there is a determination, based on a review of readily available facts, that there is reason to believe that the Indemnitee will ultimately be found entitled to indemnification, which determination shall be made by:

 (i) a majority of a quorum of directors who are neither “interested persons” of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

 (ii) an independent legal counsel in a written opinion.

Section 10.02. Insurance of Officers, Directors, Employees, and Agents. To the fullest extent permitted by applicable Maryland law and by Section 17(h) of the Investment Company Act of 1940, as from time to time amended, the Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Manager

T. Rowe Price Group, Inc. (“T. Rowe Price Group”) owns 100% of the stock of T. Rowe Price Associates, Inc. T. Rowe Price Group is a Maryland corporation and was formed in 2000 as a holding company for the T. Rowe Price affiliated companies.

T. Rowe Price Associates, Inc. (“Price Associates”), a wholly owned subsidiary of T. Rowe Price Group, was incorporated in Maryland in 1947. Price Associates serves as investment adviser to individual and institutional investors, including managing private counsel client accounts, serving as adviser and subadviser to U.S. and foreign registered investment companies, and providing investment advice to T. Rowe Price Trust Company as trustee of several Maryland-registered domestic common trust funds. Price Associates is registered with the U.S. Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price Savings Bank (“Savings Bank”), a wholly owned subsidiary of Price Associates, was organized in Maryland in 2000 as a federally chartered savings bank. The Savings Bank provides federally insured bank products to a national customer base.

T. Rowe Price International, Inc. (“TRPI”) was incorporated in Maryland in 1979 and provided investment management services with respect to foreign securities for registered investment companies and other institutional investors. TRPI was formerly registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, and was also registered or licensed with the United Kingdom Financial Services Authority (“FSA”), the Monetary Authority of Singapore (“MAS”), and the Securities and Futures Commission of Hong Kong (“SFC”). TRPI was merged into Price Associates in 2010.

T. Rowe Price International Ltd, a wholly owned subsidiary of Price Associates, was organized in 2000 as a United Kingdom corporation. In 2010, the corporation changed its name from T. Rowe Price Global Investment Services Limited to T. Rowe Price International Ltd (“T. Rowe Price International”). T. Rowe Price International is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, and is also registered or licensed with the FSA, the Kanto Local Finance Bureau, and the Financial Services Agency of Japan. T. Rowe Price International sponsors and serves as adviser to foreign collective investment schemes and is responsible for marketing and client servicing for non-U.S. clients. T. Rowe Price International provides investment management services to registered investment companies and other institutional investors, and may delegate investment management responsibilities to Price Associates, T. Rowe Price Hong Kong Limited, and/or T. Rowe Price Singapore Private Ltd. T. Rowe Price International also acts as sponsor, investment manager, and primary distributor of the TRP Funds SICAV. T. Rowe Price International is headquartered in London and has several other branch offices around the world.

T. Rowe Price Hong Kong Limited (“Price Hong Kong”), a wholly owned subsidiary of T. Rowe Price International, was organized as a Hong Kong limited company in 2010. Price Hong Kong is licensed with the SFC and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. Price Hong Kong serves as a subadviser to registered investment companies and other commingled products for which T. Rowe Price International serves as adviser, and provides investment management services for other clients who seek to primarily invest in the Asia-Pacific securities markets.

T. Rowe Price Singapore Private Ltd. (“Price Singapore”), a wholly owned subsidiary of T. Rowe Price International, was organized as a Singapore limited private company in 2010. Price Singapore holds a Capital Markets Service License in Fund Management with the MAS and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. Price Singapore serves as a subadviser to registered investment companies, and may provide investment management services for institutional clients and certain commingled products for which T. Rowe Price International serves as adviser.

T. Rowe Price (Switzerland) GmbH, a wholly owned subsidiary of T. Rowe Price International, was organized as a Swiss limited company in 2011. T. Rowe Price (Switzerland) GmbH is responsible for marketing and client servicing for institutional clients.

T. Rowe Price Global Asset Management Limited (“Global Asset Management”), was a U.K. corporation, and was formerly licensed with the FSA and registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. Global Asset Management was dissolved and liquidated in 2010.

T. Rowe Price Investment Services, Inc. (“Investment Services”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1980 for the specific purpose of acting as principal underwriter and distributor of the registered investment companies for which Price Associates serves as sponsor and investment adviser (the “Price Funds”). Investment Services also serves as distributor for any proprietary variable annuity products and section 529 college savings plans managed by Price Associates. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. In 1984, Investment Services expanded its activities to include a brokerage service.

T. Rowe Price Services, Inc. (“Price Services”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1982 and is registered as a transfer agent under the Securities Exchange Act of 1934. Price Services provides transfer agent, dividend disbursing, and certain other services, including accounting and shareholder services, to the Price Funds, and also provides accounting services to certain affiliates of Price Associates.

T. Rowe Price Retirement Plan Services, Inc. (“RPS”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1991 and is registered as a transfer agent under the Securities Exchange Act of 1934. RPS provides administrative, recordkeeping, and subaccounting services to administrators of employee benefit plans.

T. Rowe Price Trust Company (“Trust Company”), a wholly owned subsidiary of Price Associates, was incorporated in 1983 as a Maryland-chartered limited-service trust company for the purpose of providing fiduciary services. The Trust Company serves as trustee and/or custodian of certain qualified and nonqualified employee benefit plans, individual retirement accounts, and common trust funds.

TRPH Corporation, a wholly owned subsidiary of Price Associates, was incorporated in 1997 to acquire an interest in a U.K.-based corporate finance advisory firm.

T. Rowe Price Recovery Fund II Associates, L.L.C., is a Maryland limited liability company (with Price Associates and the Trust Company as its members) incorporated in 1996 to serve as General Partner of T. Rowe Price Recovery Fund II, L.P., a Delaware limited partnership which invests in financially distressed companies.

T. Rowe Price (Canada), Inc. (“TRP Canada”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1988 and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. TRP Canada is also registered with the Ontario, Manitoba, British Columbia, Alberta, Nova Scotia, and New Brunswick Securities Commissions, the Saskatchewan Financial Services Commission, and the Autorité des Marchés Financiers in Quebec. TRP Canada provides advisory services to institutional clients residing in Canada and delegates investment management services to Price Associates, T. Rowe Price International, Price Hong Kong, and/or Price Singapore.

T. Rowe Price Insurance Agency, Inc., a wholly owned subsidiary of T. Rowe Price Group, was incorporated in Maryland in 1994 and licensed to do business in several states to act primarily as a distributor of proprietary variable annuity products.

Since 1983, Price Associates has organized several distinct Maryland limited partnerships, which are informally called the Pratt Street Ventures partnerships, for the purpose of acquiring interests in growth-oriented businesses.

TRP Suburban, Inc. (“TRP Suburban”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1990. TRP Suburban entered into agreements with McDonogh School and CMANE-McDonogh-Rowe Limited Partnership to construct an office building in Owings Mills, Maryland, which currently houses Price Associates investment technology personnel.

TRP Suburban Second, Inc., a wholly owned Maryland subsidiary of Price Associates, was incorporated in 1995 to primarily engage in the development and ownership of real property located in Owings Mills, Maryland. The corporate campus houses transfer agent, plan administrative services, retirement plan services, and operations support functions.

TRP Colorado Springs, LLC, a wholly owned Maryland subsidiary of Price Associates, was formed in 2006 to primarily engage in the development and ownership of real property located in Colorado Springs, Colorado.

TRP Office Florida, LLC, a wholly owned Maryland subsidiary of Price Associates, was formed in 2009 to primarily engage in the development and ownership of real property located in Tampa, Florida.

T. Rowe Price Advisory Services, Inc., (“Advisory Services”), a wholly owned subsidiary of T. Rowe Price Group, was incorporated in Maryland in 2000. Advisory Services is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, and provides investment advisory services to individuals, including shareholders of the Price Funds.

T. Rowe Price (Luxembourg) Management SARL is a Luxembourg company, incorporated on April 5, 1990 (and purchased by T. Rowe Price Group on May 23, 2003). The Company acts as the sponsor of certain Luxembourg FCPs, and is charged with the administration and management of the funds. The Company outsources all functions associated with such administration and management.

Directors of T. Rowe Price Group

Listed below are the directors and executive officers of T. Rowe Price Group who have other substantial businesses, professions, vocations, or employment aside from their association with Price Associates:

James T. Brady, Director of T. Rowe Price Group. Mr. Brady is the Mid-Atlantic Managing Director of Ballantrae International, Ltd., a management consulting firm. He currently serves on the Board of Directors of Constellation Energy Group, a diversified energy company and McCormick & Company, Inc., a manufacturer, marketer, and distributor of spices and seasonings. Mr. Brady’s address is 5625 Broadmoor Terrace, Ijamsville, Maryland 21754.

J. Alfred Broaddus, Jr., Director of T. Rowe Price Group. Mr. Broaddus is a former president of the Federal Reserve Bank of Richmond and is a member of the American Economic Association and the National Association of Business Economists. He also serves on the board of directors of Owens & Minor, Inc., a medical/surgical supplies distributor; Albemarle Corporation, a specialty chemicals producer; and Markel Corporation, a specialty insurer. Mr. Broaddus’ address is 4114 Hanover Avenue, Richmond, Virginia 23221.

Donald B. Hebb, Jr., Director of T. Rowe Price Group. Mr. Hebb is the chairman of, and from 1990-2007 was the managing general partner of, ABS Capital Partners. Mr. Hebb’s address is 400 E. Pratt Street, Suite 910, Baltimore, Maryland 21202.

Robert MacLellan, Director of T. Rowe Price Group. Mr. MacLellan is non-executive chairman of Northleaf Capital Partners. He also serves on the board of directors of Ace Aviation Holdings Inc. Mr. MacLellan’s address is 79 Wellington Street West, Toronto, ON M5K 1N9.

Dr. Alfred Sommer, Director of T. Rowe Price Group. Dr. Sommer served as dean of the Johns Hopkins Bloomberg School of Public Health from 1990 to 2005. He continues to serve as University Distinguished Service Professor of International Health and Epidemiology, and Dean Emeritus of the School of Public Health, and Professor of Ophthalmology in the School of Medicine; Director of BD, Inc., a medical technology company; Director of the Lasker Foundation; and senior medical advisor for Helen Keller International. Dr. Sommer’s address is 615 N. Wolfe Street, Room E6527, Baltimore, Maryland 21205.

Dwight S. Taylor, Director of T. Rowe Price Group. From 1998-2009, Mr. Taylor was president of COPT Development and Construction, LLC, a commercial real estate developer that is a subsidiary of Corporate Office Properties Trust. He is a director of MICROS Systems, Inc., a provider of information technology for the hospitality and retail industry. Mr. Taylor is a founding member of Associated Black Charities of Maryland and currently serves on the Board of Trustees of the Baltimore Polytechnic Institute Foundation and Lincoln University. Mr. Taylor’s address is 22 Stone Gate Court, Pikesville, Maryland 21208.

Anne Marie Whittemore, Director of T. Rowe Price Group. Ms. Whittemore is a partner of the law firm of McGuireWoods, L.L.P. and a Director of Owens & Minor, Inc. and Albemarle Corporation. Ms. Whittemore’s address is One James Center, Richmond, Virginia 23219.

The following are directors or executive officers of T. Rowe Price Group and/or the investment managers to the Price Funds (Price Associates, Price Hong Kong, Price International, and Price Singapore):

Name	Company Name	Position Held With Company

Christopher D. Alderson	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Director Vice President Company’s Representative
	T. Rowe Price International Ltd	Director President – International Equity
	T. Rowe Price (Luxembourg) Management SARL	Director Manager
	T. Rowe Price Singapore Private Ltd.	Director Vice President

Name	Company Name	Position Held With Company

Edward C. Bernard	T. Rowe Price Advisory Services, Inc.	Director President
	T. Rowe Price Associates, Inc.	Director Vice President
	T. Rowe Price (Canada), Inc.	Director President
	T. Rowe Price Group, Inc.	Vice Chairman of the Board Director Vice President
	T. Rowe Price Insurance Agency, Inc.	Director President
	T. Rowe Price International Ltd	Chief Executive Officer Chairman of the Board Director
	T. Rowe Price Investment Services, Inc.	Chairman of the Board Director President
	T. Rowe Price (Luxembourg) Management SARL	Director Manager - Chairman
	T. Rowe Price Retirement Plan Services, Inc.	Chairman of the Board Director
	T. Rowe Price Savings Bank	Chairman of the Board Director
	T. Rowe Price Services, Inc.	Chairman of the Board Director
	T. Rowe Price Trust Company	Chairman of the Board Chief Executive Officer Director President

Jeremy M. Fisher	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Chief Compliance Officer Vice President
	T. Rowe Price International Ltd	Chief Compliance Officer Vice President
	T. Rowe Price Singapore Private Ltd.	Chief Compliance Officer Vice President
John R. Gilner	T. Rowe Price Advisory Services, Inc.	Chief Compliance Officer
	T. Rowe Price Associates, Inc.	Chief Compliance Officer Vice President
	T. Rowe Price (Canada), Inc.	Chief Compliance Officer Vice President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Investment Services, Inc.	Vice President

Ian D. Kelson	T. Rowe Price Associates, Inc.	Vice President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price International Ltd	Director President – International Fixed Income
James A.C. Kennedy	T. Rowe Price Associates, Inc.	Director President
	T. Rowe Price Group, Inc.	Chief Executive Officer Director President
	T. Rowe Price International Ltd	Vice President

Name	Company Name	Position Held With Company

Kenneth V. Moreland	T. Rowe Price Associates, Inc.	Chief Financial Officer Vice President
	TRP Colorado Springs, LLC	President
	T. Rowe Price Group, Inc.	Chief Financial Officer Vice President Treasurer
	TRP Office Florida, LLC	President
	TRP Suburban, Inc.	Director President
	TRP Suburban Second, Inc.	Director President
Brian C. Rogers	T. Rowe Price Associates, Inc.	Chief Investment Officer Director Vice President
	T. Rowe Price Group, Inc.	Chairman of the Board Chief Investment Officer Director Vice President
	T. Rowe Price Trust Company	Vice President
R. Todd Ruppert	T. Rowe Price Associates, Inc.	Vice President
	T. Rowe Price (Canada), Inc.	Vice President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe International Ltd	Director President – International Investment Services
	T. Rowe Price Investment Services, Inc.	Vice President
	T. Rowe Price (Luxembourg) Management SARL	Director Manager
	T. Rowe Price Retirement Plan Services, Inc.	Vice President
	T. Rowe Price Trust Company	Vice President
	TRPH Corporation	Director President
William W. Strickland, Jr.	T. Rowe Price Associates, Inc.	Vice President
	T. Rowe Price Group, Inc.	Chief Technology Officer Vice President
	T. Rowe International Ltd	Vice President
	T. Rowe Price Investment Services, Inc.	Vice President
	T. Rowe Price Services, Inc.	President
	T. Rowe Price Trust Company	Vice President
William J. Stromberg	T. Rowe Price Associates, Inc.	Director Vice President
	T. Rowe Price (Canada), Inc.	Vice President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Vice President
	T. Rowe Price International Ltd	Vice President
	T. Rowe Price Singapore Private Ltd.	Vice President
	T. Rowe Price Trust Company	Vice President
Christine To	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Director Vice President Responsible Officer
	T. Rowe Price Singapore Private Ltd.	Director

Name	Company Name	Position Held With Company

Keswaral Visuvalingam	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Director Vice President Responsible Officer
	T. Rowe Price Singapore Private Ltd.	Chief Executive Officer Director Vice President

Certain directors and officers of Group and Price Associates are also officers and/or directors of one or more of the Price Funds and/or one or more of the affiliated entities listed herein.

See also “Management of the Funds,” in Registrant’s Statement of Additional Information.

Item 32. Principal Underwriters

(a) The principal underwriter for the Registrant is Investment Services. Investment Services acts as the principal underwriter for the T. Rowe Price family of mutual funds, including the following investment companies:

T. Rowe Price Balanced Fund, Inc.
T. Rowe Price Blue Chip Growth Fund, Inc.
T. Rowe Price California Tax-Free Income Trust
T. Rowe Price Capital Appreciation Fund
T. Rowe Price Capital Opportunity Fund, Inc.
T. Rowe Price Corporate Income Fund, Inc.
T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.
T. Rowe Price Diversified Small-Cap Growth Fund, Inc.
T. Rowe Price Dividend Growth Fund, Inc.
T. Rowe Price Equity Income Fund
T. Rowe Price Equity Series, Inc.
T. Rowe Price Financial Services Fund, Inc.
T. Rowe Price Fixed Income Series, Inc.

T. Rowe Price Floating Rate Fund, Inc.

T. Rowe Price Global Real Estate Fund, Inc.
T. Rowe Price Global Technology Fund, Inc.
T. Rowe Price GNMA Fund
T. Rowe Price Growth & Income Fund, Inc.
T. Rowe Price Growth Stock Fund, Inc.
T. Rowe Price Health Sciences Fund, Inc.
T. Rowe Price High Yield Fund, Inc.
T. Rowe Price Index Trust, Inc.
T. Rowe Price Inflation Focused Bond Fund, Inc.
T. Rowe Price Inflation Protected Bond Fund, Inc.
T. Rowe Price Institutional Equity Funds, Inc.
T. Rowe Price Institutional Income Funds, Inc.
T. Rowe Price Institutional International Funds, Inc.
T. Rowe Price International Funds, Inc.

T. Rowe Price International Index Fund, Inc.
T. Rowe Price International Series, Inc.
T. Rowe Price Media & Telecommunications Fund, Inc.
T. Rowe Price Mid-Cap Growth Fund, Inc.
T. Rowe Price Mid-Cap Value Fund, Inc.

T. Rowe Price Multi-Sector Account Portfolios, Inc.

T. Rowe Price New America Growth Fund
T. Rowe Price New Era Fund, Inc.
T. Rowe Price New Horizons Fund, Inc.
T. Rowe Price New Income Fund, Inc.
T. Rowe Price Personal Strategy Funds, Inc.
T. Rowe Price Prime Reserve Fund, Inc.
T. Rowe Price Real Assets Fund, Inc.
T. Rowe Price Real Estate Fund, Inc.
T. Rowe Price Reserve Investment Funds, Inc.
T. Rowe Price Retirement Funds, Inc.
T. Rowe Price Science & Technology Fund, Inc.
T. Rowe Price Short-Term Bond Fund, Inc.
T. Rowe Price Small-Cap Stock Fund, Inc.
T. Rowe Price Small-Cap Value Fund, Inc.
T. Rowe Price Spectrum Fund, Inc.
T. Rowe Price State Tax-Free Income Trust
T. Rowe Price Strategic Income Fund, Inc.
T. Rowe Price Summit Funds, Inc.
T. Rowe Price Summit Municipal Funds, Inc.
T. Rowe Price Tax-Efficient Funds, Inc.
T. Rowe Price Tax-Exempt Money Fund, Inc.
T. Rowe Price Tax-Free High Yield Fund, Inc.
T. Rowe Price Tax-Free Income Fund, Inc.
T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.
T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.
T. Rowe Price U.S. Large-Cap Core Fund, Inc.
T. Rowe Price U.S. Treasury Funds, Inc.
T. Rowe Price Value Fund, Inc.

Investment Services is a wholly owned subsidiary of T. Rowe Price Associates, Inc., is registered as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the Financial Industry Regulatory Authority, Inc. Investment Services has been formed for the limited purpose of distributing the shares of the Price Funds and will not engage in the general securities business. Investment Services will not receive any commissions or other compensation for acting as principal underwriter.

(b) The address of each of the directors and officers of Investment Services listed below is 100 East Pratt Street, Baltimore, Maryland 21202.

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Edward C. Bernard	Chairman of the Board, Director, and President	Chairman of the Board
Todd M. Cleary	Director and Vice President	None
David Oestreicher	Director and Vice President	Vice President
Wayne D. O’Melia	Director and Vice President	None
Sarah McCafferty	Compliance Officer and Vice President	None
Jerrold Appelbaum	Vice President	None

Cheryl L. Armitage	Vice President	None

Steven J. Banks	Vice President	None

Cheri M. Belski	Vice President	None

Renee Q. Boyd	Vice President	None
Darrell N. Braman	Vice President	None
Martin P. Brown	Vice President	None
Margo B. Bryant	Vice President	None

Sheronne A. Burke	Vice President	None

Sheila P. Callahan	Vice President	None
Meredith C. Callanan	Vice President	None

Christopher E. Carpenter	Vice President	None

Christopher J. Carroll	Vice President	None
Laura H. Chasney	Vice President	None
Renee M. Christoff	Vice President	None
Dominick A. Cipolla	Vice President	None
Jerome A. Clark	Vice President	None

Basil Clarke	Vice President	None
Kathleen M. Coates	Vice President	None
Mark Cover	Vice President	None
Keith M. Crouse	Vice President	None

Joseph A. Crumbling	Vice President	None

Scott B. David	Vice President	None
Terrence L. Davis	Vice President	None

Peter A. DeLibro	Vice President	None
Lauren D. DeLuca	Vice President	None

Sanjeev K. Dev	Vice President	None
Jean M. Dunn	Vice President	None

LeSales S. Dunworth	Vice President	None
David J. Eikenberg	Vice President	None
Dennis J. Elliott	Vice President	None
James P. Erceg	Vice President	None
Christine S. Fahlund	Vice President	None

Gina Lea Franke	Vice President	None

Thomas A. Gannon	Vice President	None
John R. Gilner	Vice President	Chief Compliance Officer

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Jason L. Gounaris	Vice President	None
Leah B. Greenstein	Vice President	None

Seth Gusman	Vice President	None

Brian L. Habas	Vice President	None
John Halaby	Vice President	None
Douglas E. Harrison	Vice President	None
Keller L. Hoak	Vice President	None
Christopher J. Hufman	Vice President	None
Karen J. Igler	Vice President	None

Shawn M. Isaacson	Vice President	None

Thomas E. Kazmierczak, Jr.	Vice President	None
Jonathan Keeler	Vice President	None
Andrew V. Kyle	Vice President	None
Steven A. Larson	Vice President	None
Jodi Ann Lopiano	Vice President	None
Kimberly W. Madore	Vice President	None

Karen M. Magness	Vice President	None

Ryan D. Matherly	Vice President	None
Elizabeth M. Mealey	Vice President	None
Mark J. Mitchell	Vice President	None
Thomas R. Morelli	Vice President	None
Dana P. Morgan	Vice President	None
Paul Musante	Vice President	None
Steven E. Norwitz	Vice President	None

Barbara A. O’Connor	Controller and Vice President	None
Laurette C. O’Malley	Vice President	None

Michele Pacitto	Vice President	None
Kristine A. Paden	Vice President	None
Glenn A. Pendleton	Vice President	None
David B. Petty	Vice President	None
Fran M. Pollack-Matz	Vice President	None
Brian R. Poole	Vice President	None
Seamus A. Ray	Vice President	None
Michael D. Regulski	Vice President	None
Jennifer L. Richardson	Vice President	None
Suzanne J. Ricklin	Vice President	None
George D. Riedel	Vice President	None
Stuart L. Ritter	Vice President	None

Kenna Quereau Roberts	Vice President	None

R. Todd Ruppert	Vice President	None

Christie C. Savio	Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant

Dorothy C. Sawyer	Vice President	None
Jason M. Scarborough	Vice President	None

Ann R. Schultz	Vice President	None
Kristin E. Seeberger	Vice President	None
Deborah D. Seidel	Vice President	Vice President
John W. Seufert	Vice President	None
Kevin C. Shea	Vice President	None
Scott L. Sherman	Vice President	None
Thomas L. Siedell	Vice President	None
Donna B. Singer	Vice President	None
Carole Hofmeister Smith	Vice President	None

Ian M. Smith	Vice President	None

Craig J. St. Thomas	Vice President	None
Sandra L. Stinson	Vice President	None
John A. Stranovsky	Vice President	None

William W. Strickland, Jr.	Vice President	None

Scott Such	Vice President	None
John M. Townsend	Vice President	None
Jerome Tuccille	Vice President	None
Eric P. Wagner	Vice President	None
Judith B. Ward	Vice President	None

Brent W. Warner	Vice President	None

Regina M. Watson	Vice President	None
William R. Weker, Jr.	Vice President	None
Lois A. Welsh	Vice President	None
Teresa F. Whitaker	Vice President	None
Natalie C. Widdowson	Vice President	None
Barrett Wragg	Vice President	None
James Zurad	Vice President	None
Timothy S. Dignan	Treasurer and Vice President	None
Barbara A. Van Horn	Secretary	None
Kristen L. Alliger	Assistant Vice President	None
Megan A. Anderson	Assistant Vice President	None
Megan L. Anderson	Assistant Vice President	None

Lorraine J. Andrews	Assistant Vice President	None

Benjamin S. Ballard	Assistant Vice President	None
Carl P. Beernink	Assistant Vice President	None

Matthew J. Bender	Assistant Vice President	None

Catherine L. Berkenkemper	Assistant Vice President	None
Jennifer K. Blair	Assistant Vice President	None
Timothy P. Boia	Assistant Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Thomas J. Bonner	Assistant Vice President	None

Michael P. Bruno	Assistant Vice President	None

David C. Burbank	Assistant Vice President	None

Jason N. Butler	Assistant Vice President	None
Bryan C. Campbell	Assistant Vice President	None

Christopher J. Cappucci	Assistant Vice President	None
Danielle M. Chaisson	Assistant Vice President	None
Cynthia M. Ciangio	Assistant Vice President	None
Colleen S. Councell	Assistant Vice President	None
Susan M. D’Angelo	Assistant Vice President	None

Martha Brock Daniel	Assistant Vice President	None
Benjamin P. DeFelice	Assistant Vice President	None

Daniel S. Dier	Assistant Vice President	None
Heather S. Dondis	Assistant Vice President	None
Richard A. Fernandez	Assistant Vice President	None
Andrew Fluet	Assistant Vice President	None

Christopher M. Gaeng	Assistant Vice President	None

Michael R. Gaucher	Assistant Vice President	None
Katherine M. Gavin	Assistant Vice President	None

Andrew C. Goeller	Assistant Vice President	None

David M. Gonzalez	Assistant Vice President	None

Christine A. Gorham	Assistant Vice President	None

Alan P. Graff	Assistant Vice President	None
Stephen Y. Greene	Assistant Vice President	None

Peter J. Griffin III	Assistant Vice President	None

Zane M. Hall	Assistant Vice President	None
Nicole L. Harper	Assistant Vice President	None
H. Merrill Harrison	Assistant Vice President	None
Philip E. Hauser	Assistant Vice President	None
Stacy L. Hedeman	Assistant Vice President	None
Steven L. Heilbronner	Assistant Vice President	None
Andrew G. Jacobs Van Merlen	Assistant Vice President	None
Daniel M. Jarrett	Assistant Vice President	None
Christopher D. Johnson	Assistant Vice President	None

Jeffrey S. Kalinowski	Assistant Vice President	None
Brian J. Kane	Assistant Vice President	None

David Kepner	Assistant Vice President	None
Suzanne M. Knoll	Assistant Vice President	None
Jeffrey A. Krawczak	Assistant Vice President	None
Michael J. Kubik	Assistant Vice President	None
Douglas C. Lambert	Assistant Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Mary Beth Lange	Assistant Vice President	None

Watikqua Lange	Assistant Vice President	None

Patricia B. Lippert	Assistant Vice President	Secretary
Jane E. Maccubbin	Assistant Vice President	None

David H. Malone	Assistant Vice President	None

Edward M. Martin	Assistant Vice President	None

Christopher D. McAvoy	Assistant Vice President	None
Robert P. McDavid	Assistant Vice President	None
Tom J. McGuire	Assistant Vice President	None

Keith McGurrin	Assistant Vice President	None
William Charlton Montague	Assistant Vice President	None
Amy B. Murphy	Assistant Vice President	None
Timothy C. Murray	Assistant Vice President	None

Susan L. Nakai	Assistant Vice President	None

Mary J. Namian	Assistant Vice President	None
Dennis J. O’Connell	Assistant Vice President	None
JeanneMarie B. Patella	Assistant Vice President	None

Michael D. Patterson	Assistant Vice President	None
Donald G. Phillips	Assistant Vice President	None

Beth C. Plotkins	Assistant Vice President	None
Ann M. Powers	Assistant Vice President	None
Valdra C. Pufpaff	Assistant Vice President	None
Todd R. Rassofsky	Assistant Vice President	None

Nancy A. Rayle	Assistant Vice President	None

Shawn D. Reagan	Assistant Vice President	None
Sean P. Rentch	Assistant Vice President	None
Bart A. Riccardi	Assistant Vice President	None

Mary Heather Roosevelt Long	Assistant Vice President	None

Jordan A. Rosner	Assistant Vice President	None
Brooke A. Sank	Assistant Vice President	None
Mark A. Scarborough	Assistant Vice President	None

Val Ellen Seaberg	Assistant Vice President	None

Natalie C. Seal	Assistant Vice President	None

Rachel Segall	Assistant Vice President	None

Rania B. Selfani	Assistant Vice President	None
Jae M. Shin	Assistant Vice President	None
George S. Shirk III	Assistant Vice President	None
Danielle Nicholson Smith	Assistant Vice President	None

Samantha J. Stern	Assistant Vice President	None

Brian Sullam	Assistant Vice President	None
Christopher J. Temple	Assistant Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Kerrie Bailey Vance	Assistant Vice President	None
Mary G. Williams	Assistant Vice President	None
Beverly Wisbar	Assistant Vice President	None
Lea B. Wray	Assistant Vice President	None
Joan E. Flister	Assistant Secretary	None

(c) Not applicable. Investment Services will not receive any compensation with respect to its activities as underwriter for the Price Funds.

Item 33. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by the Registrant under Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained by the Registrant at its offices at 100 East Pratt Street, Baltimore, Maryland 21202. Transfer, dividend disbursing, and shareholder service activities are performed by T. Rowe Price Services, Inc., at 4515 Painters Mill Road, Owings Mills, Maryland 21117. Custodian activities for the Registrant are performed at State Street Bank and Trust Company’s Service Center (State Street South), 1776 Heritage Drive, Quincy, Massachusetts 02171.

Custody of Registrant’s portfolio securities which are purchased outside the United States is maintained by JPMorgan Chase Bank, London, in its foreign branches, with other banks or foreign depositories. JPMorgan Chase Bank, London, is located at Woolgate House, Coleman Street, London EC2P 2HD England.

Item 34. Management Services

Registrant is not a party to any management-related service contract, other than as set forth in the Prospectus or Statement of Additional Information.

Item 35. Undertakings

(a) Not applicable

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore, State of Maryland, this April 26, 2012.

 T. ROWE PRICE BALANCED FUND, INC.

 /s/Edward C. Bernard

By: Edward C. Bernard

 Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/Edward C. Bernard	Chairman of the Board	April 26, 2012

Edward C. Bernard	(Chief Executive Officer)

/s/Gregory K. Hinkle	Treasurer (Chief	April 26, 2012

Gregory K. Hinkle	Financial Officer)

*	Director	April 26, 2012

William R. Brody

*	Director	April 26, 2012

Jeremiah E. Casey

*	Director	April 26, 2012

Anthony W. Deering

*	Director	April 26, 2012

Donald W. Dick, Jr.

*	Director	April 26, 2012

Karen N. Horn

*	Director	April 26, 2012

Theo C. Rodgers

/s/Brian C. Rogers	Director	April 26, 2012

Brian C. Rogers

*	Director	April 26, 2012

John G. Schreiber

*	Director	April 26, 2012

Mark. R. Tercek

*/s/David Oestreicher	Vice President and	April 26, 2012

David Oestreicher	Attorney-In-Fact